                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07462

                                WM Variable Trust
               (Exact name of registrant as specified in charter)

                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
               (Address of principal executive offices) (Zip code)

                                Jeffrey L. Lunzer
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                   Date of fiscal year end: December 31, 2005

                    Date of reporting period: June 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS

[WM VARIABLE TRUST LOGO]

                                           [GRAPHIC]

                                           SEMIANNUAL REPORT
                                           June 30, 2005

                                WM VARIABLE TRUST

                                           VT Equity Funds
                                           VT Fixed-Income Funds
                                           VT Money Market Fund

[GRAPHIC]

WM Variable Trust

      VT EQUITY FUNDS
      VT REIT Fund
      VT Equity Income Fund
      VT Growth & Income Fund
      VT West Coast Equity Fund
      VT Mid Cap Stock Fund
      VT Growth Fund
      VT Small Cap Value Fund
      VT Small Cap Growth Fund
      VT International Growth Fund

      VT FIXED-INCOME FUNDS
      VT Short Term Income Fund
      VT U.S. Government Securities Fund
      VT Income Fund

      VT MONEY FUND
      VT Money Market Fund

[GRAPHIC]

      At the WM Group of Funds, our passion is piecing individual investments together into comprehensive portfolios to make your financial plan more effective.

The WM Variable Trust (VT) Funds may not be purchased directly, but are currently available through the WM Strategic Asset Manager and the WM Advantage variable annuities issued by American General Life. They are also available through the WM Diversified Strategies and WM Diversified Strategies(III) variable annuities issued by AIG SunAmerica Life Assurance Company, the WM Diversified Strategies(III) (New York) variable annuity issued by First SunAmerica Life Insurance Company, and the WM LifeAccumulator variable universal life insurance policy issued by Farmers New World Life Insurance Company. They may also be available through other select variable insurance products and retirement plans. The VT Funds may not have been available for sale for all products for the time periods shown on pages 2-14.

Withdrawals made prior to age 59 1/2 may be subject to a 10% IRS tax penalty.

TABLE OF CONTENTS

 1     Letter from the President

       WM Variable Trust Performance and Composition:
 2      VT REIT Fund
 3      VT Equity Income Fund
 4      VT Growth & Income Fund
 5      VT West Coast Equity Fund
 6      VT Mid Cap Stock Fund
 7      VT Growth Fund
 8      VT Small Cap Value Fund
 9      VT Small Cap Growth Fund
10      VT International Growth Fund
11      VT Short Term Income Fund
12      VT U.S. Government Securities Fund
13      VT Income Fund
14      VT Money Market Fund

15     Expense Information

17     Financial Statements

78     Notes to Financial Statements

85     Other Information

NOT FDIC OR NCUA/NCUSIF INSURED

May Lose Value - Not a Deposit - No Bank or Credit Union Guarantee - Not Insured by Any Federal Government Agency

   DEAR INVESTOR,

[PHOTO OF WILLIAM G. PAPESH]

Since my last letter to you, the financial markets have continued to be volatile and uncertain. No more certain have been issues at home--such as rising oil prices and the ongoing Social Security debate--not to mention events abroad. Amid this uncertainty, I am proud to say that we have remained as committed as ever to effective asset allocation and consistent investment discipline. We trust that these core commitments can continue to build value for you over time.

We are delighted to note that as a result of our efforts, the retail funds of the WM Group of Funds were once again recognized for their 5-year results by Barron's, as they have been every year since 1999. In addition, over the last five years retail assets in the WM Group of Funds-- from a combination of net shareholder purchases and fund performance--have increased by 133%, while industry assets during that period increased by 18%.(1) The stock market (as measured by the S&P 500(2)) fell by 11% over the same five years through 2004.

BARRON'S ANNUAL FUND FAMILY RANKINGS

YEAR    5-YEAR RANKING   1-YEAR RANKING
----    --------------   --------------
2004     #15 out of 67    #46 out of 73
2003      #5 out of 70    #41 out of 75
2002      #1 out of 72     #7 out of 81
2001      #5 out of 70     #6 out of 88
2000     #11 out of 65    #44 out of 84
1999      #9 out of 68     #9 out of 92

THE ENDURING VALUE OF MUTUAL FUNDS

We believe that these figures reflect not only the attractiveness of the WM Group of Funds, but also the enduring value of mutual funds as an investment vehicle for our shareholders. While some investors are lured away by alternative strategies such as wrap accounts or hedge funds, we think mutual funds continue to represent one of the most cost-effective vehicles investors can use to gain diversified access to U.S. and foreign securities markets. We also believe that our business remains one that can significantly aid investors in achieving their long-term financial objectives--among the most important of which is laying a foundation for their retirement years.

The recent debate over Social Security policy highlights this need more than ever. Regardless of one's political position, we think it has become increasingly clear that one of the best solutions to the Social Security quandary is for Americans to reduce their dependence on that program. We firmly believe that investors and their advisors will be well served by continuing to focus on long-term strategies that can build wealth independent of the wranglings of government policy.

PRIDE IN OUR HERITAGE

As a firm, we are proud of our 66 years of intensive asset management experience. We believe this heritage will serve our shareholders well as financial markets and world events continue to produce the unexpected. As always, our focus remains on pursuing the highest risk-adjusted returns for investors, and we thank you again for your ongoing confidence and support.

Sincerely,

/s/ William G. Papesh
--------------------------
William G. Papesh
President

Note regarding Barron's rankings: The retail funds mentioned above, which are managed by WM Advisors, are sold by financial professionals to members of the public. WM VT Funds and Portfolios are not included in Barron's fund family rankings.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Barron's rankings are for periods ended 12/31 and are determined using weighted calculations based on the performance of each family's funds as tracked by Lipper. To qualify for the rankings, Barron's requires that a fund family offer funds within a wide array of asset classes. For the periods shown above, the WM Group of Funds did not qualify for 10-year rankings because it did not have the appropriate fund qualifications with 10-year performance. To calculate the results, Lipper ranks each fund's return versus those of others in the same category, placing the best performers in the first percentile. Next, all funds in a given family that fit a particular asset class category are averaged together on an asset-weighted basis. Finally, each family's percentile rankings in the broad categories are combined to create the final ranking.

(1) Source: WM Group of Funds and the Investment Company Institute. Figures are for the 5-year period ended 12/31/04. They are based on long-term assets only and do not include money market funds.

(2) The S&P 500 is a broad-based index intended to represent the U.S. equity market. Indices are unmanaged, and individuals cannot invest directly in an index.

[GRAPHIC]

VT REIT Fund                                    PORTFOLIO MANAGER
                                                David W. Simpson, CFA
                                                WM Advisors, Inc.
[GRAPHIC]

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852.

An investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. Performance shown below does not account for fees, expenses, and charges of any variable insurance contract or retirement plan.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2005

                                                                  Since
                             6-Month(2)      1-Year             Inception      Inception Date
                             ----------      ------             ---------      --------------
CLASS 1 SHARES                 4.65%         30.50%               31.69%          5/1/03
CLASS 2 SHARES                 4.52%         30.17%               28.53%          8/5/03
NAREIT All REIT Index(3)       4.90%         30.08%               30.94%

PORTFOLIO COMPOSITION(4)

 As of
6/30/05]

[PIE CHART]

                          As of            As of
                         6/30/05         12/31/04              Change
                         -------         --------              ------
Retail                     28%              26%                 +2%
Industrial/Office          26%              26%                  0%
Residential                12%              13%                 -1%
Common Stocks               7%               7%                  0%
Lodging/Resorts             6%               5%                 +1%
Specialty                   6%               6%                  0%
Diversified                 4%               4%                  0%
Health Care                 3%               4%                 -1%
Self Storage                3%               3%                  0%
Mortgage/Financial          2%               3%                 -1%
Cash Equivalents            3%               3%                  0%

1 Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The VT Equity Income Fund's performance in 1998 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

2     Periods of less than one year are not annualized.

                                                                       [GRAPHIC]

PORTFOLIO MANAGER                                         VT Equity Income Fund*
Randall L. Yoakum, CFA
WM Advisors, Inc.

If these fees were reflected, performance would be lower.

REIT securities are subject to risk factors associated with the real estate industry and tax factors of REIT registration.

Richard E. Helm of WM Advisors managed the VT REIT Fund from 5/1/03 to 7/31/05 and the VT Equity Income Fund from 5/1/01 to 7/31/05.

* As of 8/1/00, the WM VT Bond & Stock Fund became the WM VT Equity Income
  Fund, and the Fund's objectives and strategies changed.This information should be considered when reviewing past performance. Please see the prospectus for detailed information.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2005

                                6-Month(2)      1-Year        5-Year        Since Inception   Inception Date
                                ----------      ------        ------        ---------------   --------------
CLASS 1 SHARES                    4.52%         16.72%        11.83%             9.30%           4/28/98
CLASS 2 SHARES                    4.33%         16.42%            -              9.36%            5/1/01
S&P 500/Barra Value Index(3)      0.09%         11.18%         3.36%             3.68%
S&P 500(3)                       -0.81%          6.31%        -2.38%             2.50%

PORTFOLIO COMPOSITION(4)

 As of
6/30/05

[PIE CHART]

                              As of           As of
                             6/30/05         12/31/04          Change
                             -------         --------          ------
Financials                     26%             25%              +1%
Consumer Discretionary         13%             14%              -1%
Energy                         10%              8%              +2%
Health Care                     8%              6%              +2%
Industrials                     8%              8%               0%
Information Technology          7%              6%              +1%
REITs                           7%              8%              -1%
Consumer Staples                5%              7%              -2%
Utilities                       5%              4%              +1%
Convertible Securities          3%              1%              +2%
Materials                       3%              5%              -2%
Telecommunication Services      2%              2%               0%
Corporate Bonds                 1%              2%              -1%
Cash Equivalents                2%              4%              -2%

3 The National Association of Real Estate Investment Trust (NAREIT) All REIT Index reflects the aggregate performance of all publicly traded REITs that own, develop, and manage properties. The S&P 500/Barra Value Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P
      500. The S&P 500 is a broad-based index intended to represent the U.S. equity market. Returns shown for the indices assume reinvestment of all dividends and distributions. Since-inception returns shown for the NAREIT All REIT Index are calculated from 4/30/03. Since-inception returns shown for the S&P 500/Barra Value Index and S&P 500 are calculated from 4/30/98. Indices are unmanaged, and individuals cannot invest directly in an index.

4     May not reflect the current portfolio composition.

[GRAPHIC]

VT Growth & Income Fund                         PORTFOLIO MANAGER
                                                Stephen Q. Spencer, CFA
                                                WM Advisors, Inc.

[GRAPHIC]

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. An investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. Performance shown below does not account for fees, expenses,

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2005

                                                                                  Since     Inception
                       6-Month(2)       1-Year      5-Year        10-Year       Inception      Date
                       ----------       ------      ------        -------       ---------   ---------
CLASS 1 SHARES            0.29%          4.49%       1.05%         10.26%         10.35%     1/12/94
CLASS 2 SHARES            0.12%          4.21%          -              -           3.21%     11/6/01
S&P 500(3)               -0.81%          6.31%      -2.38%          9.94%         10.46%

PORTFOLIO COMPOSITION(4)

 As of
6/30/05

[PIE CHART]

                              As of           As of
                             6/30/05         12/31/04          Change
                             -------         --------          ------
Financials                     23%              23%               0%
Consumer Discretionary         14%              13%              +1%
Information Technology         13%              14%              -1%
Health Care                    11%              11%               0%
Consumer Staples               10%              10%               0%
Energy                         10%               8%              +2%
Industrials                    10%              12%              -2%
Utilities                       5%               4%              +1%
Materials                       1%               1%               0%
Telecommunication Services      1%               1%               0%
Cash Equivalents                2%               3%              -1%

1 Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The VT Growth & Income Fund's performance in 1995 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. The VT West Coast Equity Fund's performance in 1998 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

2     Periods of less than one year are not annualized.

                                                                       [GRAPHIC]

PORTFOLIO MANAGE                                       VT West Coast Equity Fund
Philip M. Foreman, CFA
WM Advisors, Inc.

and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower.

VT West Coast Equity Fund: Small-cap and mid-cap stocks may have additional risks, including greater price volatility.There may be additional investment risks due to the Fund's concentration in the West Coast region of the United States.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2005

                             6-Month(2)    1-Year       5-Year       Since Inception       Inception Date
                             ----------    ------      -------       ---------------       --------------
CLASS 1 SHARES                 -1.33%      7.27%         4.21%           11.34%               4/28/98
CLASS 2 SHARES                 -1.44%      7.03%            -             7.93%               11/6/01
Russell 3000(R) Index(3)       -0.01%      8.05%        -1.35%            6.49%

PORTFOLIO COMPOSITION(4)

 As of
6/30/05

[PIE CHART]

                                             As of               As of
                                            6/30/05             12/31/04          Change
                                            -------             --------          ------
Financials                                    18%                  19%              -1%
Health Care                                   16%                  13%              +3%
Information Technology                        16%                  17%              -1%
Industrials                                   15%                  16%              -1%
Consumer Discretionary                        14%                  17%              -3%
Energy                                         7%                   6%              +1%
Consumer Staples                               4%                   3%              +1%
Materials                                      3%                   4%              -1%
REITs                                          3%                   2%              +1%
Telecommunication Services                     1%                   1%               0%
Cash Equivalents                               3%                   2%              +1%

3 The S&P 500 is a broad-based index intended to represent the U.S. equity market. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Returns shown for the indices assume reinvestment of all dividends and distributions. Since-inception returns shown for the S&P 500 are calculated from 12/31/93. Since-inception returns shown for the Russell 3000(R) Index are calculated from 4/30/98. Indices are unmanaged, and individuals cannot invest directly in an index.

4     May not reflect the current portfolio composition.

[GRAPHIC]

VT Mid Cap Stock Fund                                   PORTFOLIO MANAGER
                                                        Daniel R. Coleman
                                                        WM Advisors, Inc.

[GRAPHIC]

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. An investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. Performance shown below does not account for fees, expenses,

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2005

                            6-Month(2)    1-Year          5-Year     Since Inception       Inception Date
                            ----------    ------          ------     ---------------       --------------
CLASS 1 SHARES                5.09%       11.25%          12.68%          12.21%               5/1/00
CLASS 2 SHARES                4.91%       10.95%              -            9.40%               5/1/01
S&P MidCap 400(3)             3.85%       14.03%           8.49%           8.25%

PORTFOLIO COMPOSITION(4)

 As of
6/30/05

[PIE CHART]

                              As of               As of
                             6/30/05             12/31/04          Change
                             -------             --------          ------
Financials                    18%                  18%               0%
Consumer Discretionary        15%                  17%              -2%
Industrials                   15%                  13%              +2%
Health Care                   12%                   9%              +3%
Information Technology        11%                  12%              -1%
Energy                         8%                   8%               0%
Utilities                      6%                   6%               0%
Materials                      5%                   5%               0%
Consumer Staples               2%                   3%              -1%
REITs                          2%                   2%               0%
Cash Equivalents               6%                   7%              -1%

1 Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

2     Periods of less than one year are not annualized.

                                                                       [GRAPHIC]

                                                                  VT Growth Fund

PORTFOLIO MANAGERS
Alan Blake, CFA                                E. Marc Pinto, CFA                    Jane Putnam, CFA
Salomon Brothers Asset Management, Inc.        Janus Capital Management, LLC         OppenheimerFunds, Inc.

and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower.

VT Mid Cap Stock Fund: Small-cap and mid-cap stocks may have additional risks, including greater price volatility.

VT Growth Fund: International investing involves increased risks due to currency fluctuations, political or social instability, and differences in accounting standards.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2005

                                                                                                Since      Inception
                                    6-Month(2)       1-Year     5-Year          10-Year       Inception      Date
                                    ----------       ------     -------         -------       ---------    ---------
CLASS 1 SHARES                        -1.15%          4.04%     -11.53%          9.24%          10.52%       5/7/93
CLASS 2 SHARES                        -1.27%          3.78%          -              -           -0.07%      11/6/01
Russell 1000(R) Growth Index(3)       -1.72%          1.68%     -10.36%          7.40%           8.59%

PORTFOLIO COMPOSITION(4)

 As of
6/30/05

[PIE CHART]

                                   As of         As of
                                  6/30/05      12/31/04       Change
                                  -------      --------       ------
Information Technology              27%           24%          +3%
Consumer Discretionary              21%           18%          +3%
Health Care                         21%           18%          +3%
Financials                           9%           10%          -1%
Industrials                          9%           12%          -3%
Consumer Staples                     7%            7%           0%
Energy                               4%            4%           0%
Materials                            1%            2%          -1%
Telecommunication Services           1%            0%          +1%
Other                                0%            1%          -1%
Cash Equivalents                     0%            4%          -4%

3 The S&P MidCap 400 is a weighted index of the common stocks of 400 mid-size companies. The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) Index securities with higher price-to-book ratios and higher forecasted growth values. Returns shown for the indices assume reinvestment of all dividends and distributions. Since-inception returns shown for the S&P MidCap 400 are calculated from 4/30/00. Since-inception returns shown for the Russell 1000(R) Growth Index are calculated from 4/30/93. Indices are unmanaged, and individuals cannot invest directly in an index.

4     May not reflect the current portfolio composition.

[GRAPHIC]

VT Small Cap Value Fund                                 PORTFOLIO MANAGER
                                                        David W. Simpson, CFA
                                                        WM Advisors, Inc.

[GRAPHIC]

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. An investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. Performance shown below does not account for fees, expenses,

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2005

                                                                      Since
                                 6-Month(2)      1-Year             Inception      Inception Date
                                 ----------      ------             ---------      --------------
CLASS 1 SHARES                     3.71%         24.02%               22.93%           5/3/04
Russell 2000(R) Value Index(3)     0.90%         14.39%               18.29%

PORTFOLIO COMPOSITION(4)

 As of
6/30/05

[PIE CHART]

                                             As of               As of
                                            6/30/05             12/31/04           Change
                                            -------             --------           ------
Industrials                                   15%                  13%              +2%
Energy                                        14%                  12%              +2%
Materials                                     13%                  10%              +3%
Financials                                    11%                  10%              +1%
Consumer Discretionary                         9%                   7%              +2%
Information Technology                         9%                  11%              -2%
Consumer Staples                               7%                   8%              -1%
Health Care                                    7%                   7%               0%
REITs                                          5%                   6%              -1%
Options                                        2%                   3%              -1%
Telecommunication Services                     2%                   3%              -1%
Utilities                                      1%                   1%               0%
Cash Equivalents                               5%                   9%              -4%

1 Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The VT Small Cap Growth Fund's performance in 1995 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

2     Periods of less than one year are not annualized.

                                                                       [GRAPHIC]

PORTFOLIO MANAGERS
Emerging Growth Team            James W. Oberweis, CFA          VT Small Cap Growth Fund
Delaware Management Company     Oberweis Asset Management, Inc.

and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower.

Small-cap and mid-cap stocks may have additional risks, including greater price volatility. VT Small Cap Value Fund: International investing involves increased risks due to currency fluctuations, political or social instability, and differences in accounting standards.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2005

                                                                                                Since      Inception
                                    6-Month(2)        1-Year     5-Year         10-Year       Inception       Date
                                    ----------        ------     -------        -------       ---------    ---------
CLASS 1 SHARES                         -9.54%         -5.62%     -10.22%          6.31%          6.74%      1/12/94
CLASS 2 SHARES                         -9.72%         -5.77%          -              -          -4.52%       5/1/01
Russell 2000(R) Growth Index(3)        -3.58%          4.29%      -4.51%          5.16%          5.60%

PORTFOLIO COMPOSITION(4)

 As of
6/30/05

[PIE CHART]

                                    As of                As of
                                   6/30/05             12/31/04            Change
                                   -------             --------            ------
Health Care                          28%                  21%               +7%
Consumer Discretionary               15%                  16%               -1%
Industrials                          11%                  12%               -1%
Internet Software & Services          9%                   8%               +1%
Semiconductors &
Semiconductor Equipment               6%                   2%               +4%
Communications Equipment              5%                   4%               +1%
Financials                            5%                   8%               -3%
Consumer Staples                      4%                   4%                0%
Energy                                4%                   3%               +1%
Software                              3%                  11%               -8%
Computers & Peripherals               2%                   1%               +1%
IT Services                           2%                   2%                0%
Telecommunication Services            1%                   1%                0%
Electronic Equipment &
Instruments                           0%                   4%               -4%
Materials                             0%                   2%               -2%
Cash Equivalents                      5%                   1%               +4%

3 The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) Index securities with lower price-to-book ratios and lower forecasted growth values.The Russell 2000(R) Growth Index measures the performance of those Russell 2000(R) Index securities with higher price-to-book ratios and higher forecasted growth values. Returns shown for the indices assume reinvestment of all dividends and distributions. Since-inception returns shown for the Russell 2000(R) Value Index are calculated from 4/30/04. Since-inception returns shown for the Russell 2000(R) Growth Index are calculated from 12/31/93. Indices are unmanaged, and individuals cannot invest directly in an index.

4     May not reflect the current portfolio composition.

[GRAPHIC]

VT International Growth Fund                      PORTFOLIO MANAGER
                                                  International Equity Team
                                                  Capital Guardian Trust Company

      [GRAPHIC]

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. An investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. Performance shown below does not account for fees, expenses,

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2005

                                                                                                Since     Inception
                                    6-Month(2)         1-Year      5-Year        10-Year      Inception      Date
                                    ----------         -------     -------       -------      ---------   ----------
CLASS 1 SHARES                         -2.28%           9.65%      -2.86%          4.34%          4.68%      5/7/93
CLASS 2 SHARES                         -2.40%           9.30%          -              -           7.72%     11/6/01
Morgan Stanley Capital
International EAFE Index(3)            -0.85%          14.13%      -0.17%          5.57%          6.15%

GEOGRAPHIC BREAKDOWN(4)

 As of
6/30/05

[PIE CHART]

                          As of               As of
                         6/30/05             12/31/04           Change
                         -------             --------           ------
Japan                      24%                  23%              +1%
United Kingdom             15%                  17%              -2%
France                     10%                  10%               0%
Netherlands                 9%                  10%              -1%
Switzerland                 9%                  10%              -1%
Germany                     6%                   6%               0%
Spain                       5%                   4%              +1%
Canada                      4%                   4%               0%
Australia                   2%                   3%              -1%
Hong Kong                   2%                   1%              +1%
Sweden                      2%                   1%              +1%
Other Countries             9%                   9%               0%
Cash Equivalents            3%                   2%              +1%

1 Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The VT International Growth Fund's performance in 1998 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. The VT Short Term Income Fund's performance between 1995 and 1998 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

2     Periods of less than one year are not annualized.

                                                                       [GRAPHIC]

PORTFOLIO MANAGER                                      VT Short Term Income Fund
Craig V. Sosey
WM Advisors, Inc.

and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower.

VT International Growth Fund: International investing involves increased risks due to currency fluctuations, political or social instability, and differences in accounting standards.

VT Short Term Income Fund: Fixed-income investments are subject to interest rate risk, and their value will decline as interest rates rise.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2005

                                                                                               Since        Inception
                                    6-Month(2)         1-Year      5-Year        10-Year      Inception       Date
                                    ----------         ------      ------        -------      ---------    ----------
CLASS 1 SHARES                        0.83%             2.82%       5.68%          5.28%         4.89%       1/12/94
CLASS 2 SHARES                        0.95%             2.55%          -              -          3.78%       11/6/01
Citigroup Broad Investment-Grade
Credit 1-3 Years Index(3)             1.09%             2.74%       5.91%          6.03%         6.67%

PORTFOLIO COMPOSITION(4)

 As of
6/30/05

[PIE CHART]

                                   As of               As of
                                  6/30/05             12/31/04           Change
                                  -------             --------           ------
Domestic Corporate Bonds            62%                  67%              -5%
Mortgage-Backed
Bonds/CMOs                          15%                   8%              +7%
Asset-Backed Bonds                   5%                   5%               0%
Foreign Corporate
Bonds (U.S. $)                       5%                   4%              +1%
U.S. Government Agency               5%                   2%              +3%
U.S. Treasuries                      2%                   2%               0%
Cash Equivalents                     6%                  12%              -6%

3 The Morgan Stanley Capital International (MSCI) EAFE Index is a broad-based, capitalization-weighted index of equity markets representing 21 countries in Europe, Australasia, and the Far East.The Citigroup Broad Investment-Grade Credit 1-3 Years Index measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, with maturities between one and three years. Returns shown for the indices assume reinvestment of all dividends and distributions. Since-inception returns shown for the MSCI EAFE Index are calculated from 4/30/93. Since-inception returns shown for the Citigroup Broad Investment-Grade Credit 1-3 Years Index are calculated from 12/31/93. Indices are unmanaged, and individuals cannot invest directly in an index.

4     May not reflect the current portfolio composition.

[GRAPHIC]

VT U.S. Government Securities Fund                             PORTFOLIO MANAGER
                                                               Craig V. Sosey
                                                               WM Advisors, Inc.

      [GRAPHIC]

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. An investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. Performance shown below does not account for fees, expenses,

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2005

                                                                                                Since     Inception
                                    6-Month(2)         1-Year      5-Year        10-Year      Inception      Date
                                    ----------         ------      ------        -------      ---------   ---------
CLASS 1 SHARES                         1.88%            5.22%       6.13%         6.00%         5.64%       5/6/93
CLASS 2 SHARES                         1.73%            4.97%          -             -          3.88%      11/6/01
Citigroup Mortgage Index(3)            2.15%            6.31%       6.86%         6.70%         6.52%

PORTFOLIO COMPOSITION(4)

 As of
6/30/05

[PIE CHART]

                                As of               As of
                               6/30/05             12/31/04           Change
                               -------             --------           ------
FHLMC/FGLMC                      35%                  32%              +3%
FNMA                             24%                  24%               0%
CMOs                             18%                  19%              -1%
GNMA                              8%                  10%              -2%
U.S. Government Agency            7%                   4%              +3%
U.S. Treasuries                   5%                   8%              -3%
Cash Equivalents                  3%                   3%               0%

1 Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.The VT U.S. Government Securities Fund's performance in 1995 and 1998 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. On 3/1/04, the investment policies of the Fund were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

2     Periods of less than one year are not annualized.

                                                                       [GRAPHIC]

PORTFOLIO MANAGERS                                                VT Income Fund
Gary J. Pokrzywinski, CFA and
John R. Friedl, CFA
WM Advisors, Inc.

and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower.

Fixed-income investments are subject to interest rate risk, and their value will decline as interest rates rise.VT U.S. Government Securities Fund: Neither the principal of government bond funds nor their yields are guaranteed by the U.S. government. VT Income Fund: Lower-rated securities are subject to additional credit and default risks.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2005

                                                                                                Since     Inception
                                     6-Month(2)       1-Year      5-Year        10-Year       Inception     Date
                                     ----------       ------      ------        -------       ---------   ---------
CLASS 1 SHARES                          2.11%          7.65%       8.42%          7.09%          6.74%      5/7/93
CLASS 2 SHARES                          1.96%          7.42%          -              -           6.74%     11/6/01
Citigroup Broad Investment-Grade
Bond Index(3)                           2.61%          7.00%       7.46%          6.85%          6.69%

PORTFOLIO COMPOSITION(4)

 As of
6/30/05

[PIE CHART]

                                As of                As of
                               6/30/05             12/31/04               Change
                               -------             --------               ------
Domestic Corporate Bonds         61%                  59%                   +2%
Mortgage-Backed Bonds            20%                  21%                   -1%
Foreign Corporate
Bonds (U.S. $)                    9%                  10%                   -1%
U.S. Treasuries                   7%                   6%                   +1%
Foreign Government
Bonds (U.S. $)                    1%                   1%                    0%
Cash Equivalents                  2%                   3%                   -1%

3 The Citigroup Mortgage Index represents the mortgage-backed securities component of Citigroup's Broad Investment-Grade Bond Index. It consists of 30- and 15-year agency-issued (GNMA, FNMA, and FHLMC) pass-through securities as well as FNMA and FHLMC balloon mortgages.The Citigroup Broad Investment-Grade Bond Index measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities. It includes institutionally traded U.S. Treasury, government-sponsored, mortgage, asset-backed, and investment-grade securities. Returns shown for the indices assume reinvestment of all dividends and distributions, and since-inception returns shown for the indices are calculated from 4/30/93. Indices are unmanaged, and individuals cannot invest directly in an index.

4     May not reflect the current portfolio composition.

[GRAPHIC]

VT Money Market Fund                                      PORTFOLIO MANAGER
                                                          Scott J. Peterson, CFA
                                                          WM Advisors, Inc.

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower, can be obtained by calling 800-222-5852. Performance shown below does not account for fees, expenses, and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The 7-day simple yield more closely reflects current Fund earnings than the total return data.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2005

                                                                                     Since     Inception
                         6-Month(2)        1-Year      5-Year         10-Year       Inception    Date
                         ----------        ------      ------         -------       ---------  ---------
CLASS 1 SHARES             1.03%            1.62%       2.11%          3.55%          3.58%     5/10/93
CLASS 2 SHARES             0.91%            1.36%          -              -           0.89%     11/6/01

FUND YIELDS (3)
AS OF JUNE 30, 2005

                                     7-Day                 7-Day
                                 Simple Yield          Effective Yield
                               (Class 1 Shares)       (Class 1 Shares)
                               ----------------       ----------------
VT MONEY MARKET FUND                 2.54%                 2.57%

PORTFOLIO COMPOSITION (4)
AS OF JUNE 30, 2005

Corporate Bonds and Notes                            38%
Taxable Municipal Bonds                              28%
Commercial Paper (Yankee)                            24%
Repurchase Agreement                                  6%
Funding Agreement                                     3%
Other                                                 1%

1 Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Fund's performance between 1995 and 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

2     Periods of less than one year are not annualized.

3 The 7-day simple yield is calculated based on the income generated by an investment in the Fund over a 7-day period and is expressed as an annual percentage rate. The 7-day effective yield is calculated similarly to the 7-day simple yield but assumes that income earned from the Fund's investments is reinvested and compounded.

4     May not reflect the current portfolio composition.

Expense Information

WM VARIABLE TRUST

As a shareholder of the VT REIT Fund, VT Equity Income Fund, VT Growth & Income Fund, VT West Coast Equity Fund, VT Mid Cap Stock Fund, VT Growth Fund, VT Small Cap Value Fund, VT Small Cap Growth Fund, VT International Growth Fund, VT Short Term Income Fund, VT U.S. Government Securities Fund, VT Income Fund or VT Money Market Fund (the "Funds"), you incur ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that expenses shown below and on the following page do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES:

The first section of the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses (rather than each Fund's actual rate of return). The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as separate account expenses. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of owning different funds. In addition, if these transactional costs were included, the cost shown would have been higher.

                                                                                           HYPOTHETICAL
                                                   ACTUAL EXPENSES                 (5% RETURN BEFORE EXPENSES)
                                       --------------------------------------  -------------------------------------
                                                                   EXPENSES                                EXPENSES
                                                                     PAID                                    PAID
                                        BEGINNING       ENDING      DURING     BEGINNING      ENDING         DURING
                                         ACCOUNT       ACCOUNT      PERIOD*     ACCOUNT      ACCOUNT        PERIOD*
                                          VALUE         VALUE     01/01/2005-    VALUE        VALUE       01/01/2005-   EXPENSE
                                       01/01/2005     06/30/2005  06/30/2005   01/01/2005   06/30/2005    06/30/2005     RATIO
                                       ----------     ----------  -----------  ----------   ----------    -----------   -------
VT REIT Fund
Class 1 ..........................     $    1,000     $    1,046  $      4.47  $    1,000   $    1,020    $     4.41      0.88%
Class 2 ..........................          1,000          1,045         5.73       1,000        1,019          5.66      1.13%
VT Equity Income Fund
Class 1 ..........................     $    1,000     $    1,045  $      3.35  $    1,000   $    1,022    $     3.31      0.66%
Class 2 ..........................          1,000          1,043         4.61       1,000        1,020          4.56      0.91%
VT Growth & Income Fund
Class 1 ..........................     $    1,000     $    1,003  $      3.82  $    1,000   $    1,021    $     3.86      0.77%
Class 2 ..........................          1,000          1,001         5.06       1,000        1,020          5.11      1.02%
VT West Coast Equity Fund
Class 1 ..........................     $    1,000     $      987  $      3.35  $    1,000   $    1,021    $     3.41      0.68%
Class 2 ..........................          1,000            986         4.58       1,000        1,020          4.66      0.93%
VT Mid Cap Stock Fund
Class 1 ..........................     $    1,000     $    1,051  $      4.07  $    1,000   $    1,021    $     4.01      0.80%
Class 2 ..........................          1,000          1,049         5.33       1,000        1,020          5.26      1.05%
VT Growth Fund
Class 1 ..........................     $    1,000     $      988  $      4.39  $    1,000   $    1,020    $     4.46      0.89%
Class 2 ..........................          1,000            987         5.62       1,000        1,019          5.71      1.14%
VT Small Cap Value Fund
Class 1 ..........................     $    1,000     $    1,037  $      4.85  $    1,000   $    1,020    $     4.81      0.96%
VT Small Cap Growth Fund
Class 1 ..........................     $    1,000     $      905  $      5.53  $    1,000   $    1,019    $     5.86      1.17%
Class 2 ..........................          1,000            903         6.70       1,000        1,018          7.10      1.42%

WM VARIABLE TRUST

                                                                                           HYPOTHETICAL
                                                   ACTUAL EXPENSES                 (5% RETURN BEFORE EXPENSES)
                                       --------------------------------------  -------------------------------------
                                                                   EXPENSES                                EXPENSES
                                                                     PAID                                    PAID
                                        BEGINNING       ENDING      DURING     BEGINNING      ENDING         DURING
                                         ACCOUNT       ACCOUNT      PERIOD*     ACCOUNT      ACCOUNT        PERIOD*
                                          VALUE         VALUE     01/01/2005-    VALUE        VALUE       01/01/2005-   EXPENSE
                                       01/01/2005     06/30/2005  06/30/2005   01/01/2005   06/30/2005    06/30/2005     RATIO
                                       ----------     ----------  -----------  ----------   ----------    -----------   -------
VT International Growth Fund
Class 1 .............................  $    1,000     $      977  $      5.54  $    1,000   $    1,019    $     5.66      1.13%
Class 2 .............................       1,000            976         6.76       1,000        1,018          6.90      1.38%
VT Short Term Income Fund
Class 1 .............................  $    1,000     $    1,008  $      2.99  $    1,000   $    1,022    $     3.01      0.60%
Class 2 .............................       1,000          1,010         4.24       1,000        1,021          4.26      0.85%
VT U.S. Government Securities Fund
Class 1 .............................  $    1,000     $    1,019  $      2.70  $    1,000   $    1,022    $     2.71      0.54%
Class 2 .............................       1,000          1,017         3.95       1,000        1,021          3.96      0.79%
VT Income Fund
Class 1 .............................  $    1,000     $    1,021  $      2.71  $    1,000   $    1,022    $     2.71      0.54%
Class 2 .............................       1,000          1,020         3.96       1,000        1,021          3.96      0.79%
VT Money Market Fund
Class 1 .............................  $    1,000     $    1,010  $      3.34  $    1,000   $    1,021    $     3.36      0.67%
Class 2 .............................       1,000          1,009         4.58       1,000        1,020          4.61      0.92%

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days in the most recent fiscal half-year, divided by 365 days in the year (to reflect the one-half year period).

Financial Statements:
Portfolio of Investments

VT REIT FUND

June 30, 2005 (unaudited)

                                                                       VALUE
      SHARES                                                          (000s)
      ------                                                       -------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 89.9%

     DIVERSIFIED - 4.2%

        700  Colonial Properties Trust ......................      $          31
     22,200  iStar Financial Inc. ...........................                923
     17,000  Vornado Realty Trust ...........................              1,367
                                                                   -------------
             Total Diversified ..............................              2,321
                                                                   -------------

     HEALTH CARE - 3.4%

     37,400  Health Care Property Investors, Inc. ...........              1,011
     23,000  Healthcare Realty Trust, Inc. ..................                888
                                                                   -------------
             Total Health Care ..............................              1,899
                                                                   -------------

     INDUSTRIAL/OFFICE - 26.1%

      INDUSTRIAL - 5.0%

     25,500  AMB Property Corporation .......................              1,107
     40,500  ProLogis .......................................              1,630
                                                                   -------------
                                                                           2,737
                                                                   -------------

      MIXED - 1.8%

     31,500  Duke Realty Corporation ........................                998
                                                                   -------------

      OFFICE - 19.3%

     29,000  Alexandria Real Estate Equities, Inc. ..........              2,130
     18,000  Arden Realty, Inc. .............................                647
     20,500  Boston Properties, Inc. ........................              1,435
     31,500  CarrAmerica Realty Corporation .................              1,140
     69,000  Corporate Office Properties Trust ..............              2,032
     65,500  Equity Office Properties Trust .................              2,168
     17,500  SL Green Realty Corporation** ..................              1,129
                                                                   -------------
                                                                          10,681
                                                                   -------------
             Total Industrial/Office ........................             14,416
                                                                   -------------

     LODGING/RESORTS - 5.8%

     68,000  Equity Inns, Inc. ..............................                905
     32,000  Hospitality Properties Trust ...................              1,410
     50,800  Host Marriott Corporation ......................                889
                                                                   -------------
             Total Lodging/Resorts ..........................              3,204
                                                                   -------------

     MORTGAGE/FINANCIAL - 2.0%

     34,600  Annaly Mortgage Management, Inc.** .............                620
      9,500  Redwood Trust, Inc.** ..........................                490
                                                                   -------------
             Total Mortgage/Financial .......................              1,110
                                                                   -------------

     RESIDENTIAL - 11.5%

      APARTMENTS - 11.5%

     27,000  AvalonBay Communities, Inc. ....................              2,182
     65,000  Equity Residential .............................              2,393
     74,000  United Dominion Realty Trust, Inc. .............              1,780
                                                                   -------------
             Total Residential ..............................              6,355
                                                                   -------------

     RETAIL - 27.6%

      REGIONAL MALLS - 16.6%

     47,000  General Growth Properties, Inc. ................              1,931
     35,600  Macerich Company ...............................              2,387
     35,000  Mills Corporation ..............................              2,128
     38,000  Simon Property Group, Inc. .....................              2,755
                                                                   -------------
                                                                           9,201
                                                                   -------------
      SHOPPING CENTERS - 11.0%

     42,200  Developers Diversified Realty Corporation. .....              1,939
     24,000  Equity One, Inc. ...............................                545
     32,000  Kimco Realty Corporation .......................              1,885
     25,500  Pan Pacific Retail Properties, Inc. ............              1,693
                                                                   -------------
                                                                           6,062
                                                                   -------------
             Total Retail                                                 15,263
                                                                   -------------

     SELF STORAGE - 2.9%

     18,000  Public Storage, Inc. ...........................              1,138
     10,000  Shurgard Storage Centers, Inc., Class A ........                460
                                                                   -------------
             Total Self Storage .............................              1,598
                                                                   -------------

     SPECIALTY - 6.4%

     44,500  Capital Automotive REIT ........................              1,699
     16,400  Global Signal Inc. .............................                617
     33,000  Plum Creek Timber Company, Inc. ................              1,198
                                                                   -------------
             Total Specialty ................................              3,514
                                                                   -------------
             Total REITs
                 (Cost $32,675) .............................             49,680
                                                                   -------------

COMMON STOCKS - 6.8%

     CONSUMER DISCRETIONARY - 3.6%

      CONSUMER DURABLES & APPAREL - 1.7%

     23,900  D.R. Horton, Inc. ..............................                899
                                                                   -------------
      CONSUMER SERVICES - 1.9%

     14,700  Harrah's Entertainment, Inc. ...................              1,059
                                                                   -------------
             Total Consumer Discretionary ...................              1,958
                                                                   -------------

     FINANCIALS - 3.2%

      BANKS - 1.7%

     10,000  Countrywide Financial Corporation ..............                386
      7,000  St. Joe Company ................................                571
                                                                   -------------
                                                                             957
                                                                   -------------

      INSURANCE - 1.5%

     23,000  Fidelity National Financial, Inc. ..............                821
                                                                   -------------
             Total Financials ...............................              1,778
                                                                   -------------
             Total Common Stocks
                 (Cost $2,476) ..............................              3,736
                                                                   -------------

                       See Notes to Financial Statements.

VT REIT FUND

June 30, 2005 (unaudited)

   PRINCIPAL
    AMOUNT                                                                          VALUE
    (000s)                                                                          (000s)
   ---------                                                                    -------------
REPURCHASE AGREEMENT - 3.3%
 (Cost $1,855)

$       1,855  Agreement with Morgan Stanley, 2.850%
                dated 06/30/2005, to be repurchased at
                $1,855,000 on 07/01/2005
                (Collateralized by U.S. Treasury Note,
                2.000% due 01/15/2014,
                market value $1,913,000) ....................                   $       1,855
                                                                                -------------
SHORT-TERM INVESTMENT - 4.2%
 (Cost $2,298)

        2,298  Mellon GSL DBT II
                Collateral Fund++ ...........................                           2,298
                                                                                -------------
TOTAL INVESTMENTS (Cost $39,304*) ...........................    104.2%                57,569
OTHER ASSETS (LIABILITIES) (NET) ............................     (4.2)                (2,330)
                                                                 -----          -------------
NET ASSETS ..................................................    100.0%         $      55,239
                                                                 =====          =============

--------------------
 *    Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at June 30, 2005, and have an aggregate market value of $2,239,000, representing 4.1% of the total net assets of the Fund (Collateral Value $2,298,000).

++ Represents investment purchased with cash collateral for securities loaned.

                       See Notes to Financial Statements.

Portfolio of Investments

VT EQUITY INCOME FUND

June 30, 2005 (unaudited)

                                                                     VALUE
     SHARES                                                         (000s)
     ------                                                      ------------
COMMON STOCKS - 87.0%

     CONSUMER DISCRETIONARY - 12.9%

      AUTOMOBILES & COMPONENTS - 3.9%

     62,100  Autoliv, Inc. .................................     $      2,720
     72,700  General Motors Corporation** ..................            2,472
     54,000  Magna International Inc., Class A .............            3,798
                                                                 ------------
                                                                        8,990
                                                                 ------------

      CONSUMER DURABLES & APPAREL - 3.3%

     71,000  D.R. Horton, Inc. .............................            2,670
    127,000  Mattel, Inc. ..................................            2,324
     30,000  NIKE Inc., Class B ............................            2,598
                                                                 ------------
                                                                        7,592
                                                                 ------------

      CONSUMER SERVICES - 2.8%

     32,500  Carnival Corporation ..........................            1,773
     42,500  Harrah's Entertainment, Inc. ..................            3,063
     65,500  McDonald's Corporation ........................            1,818
                                                                 ------------
                                                                        6,654
                                                                 ------------

      RETAILING - 2.9%

     64,000  May Department Stores Company .................            2,570
     42,500  Neiman Marcus Group, Inc., Class A ............            4,119
                                                                 ------------
                                                                        6,689
                                                                 ------------
             Total Consumer Discretionary ..................           29,925
                                                                 ------------

     CONSUMER STAPLES - 5.5%

      FOOD & STAPLES RETAILING - 1.4%

     80,500  Wal-Mart de Mexico SA de CV, ADR ..............            3,266
                                                                 ------------

      FOOD, BEVERAGE & TOBACCO - 2.9%

     43,500  Altria Group, Inc. ............................            2,813
     64,500  ConAgra Foods, Inc. ...........................            1,494
     41,700  Diageo PLC, Sponsored ADR .....................            2,473
                                                                 ------------
                                                                        6,780
                                                                 ------------

      HOUSEHOLD & PERSONAL PRODUCTS - 1.2%

     52,000  Procter & Gamble Company ......................            2,743
                                                                 ------------
             Total Consumer Staples ........................           12,789
                                                                 ------------

     ENERGY - 9.8%

     85,000  Baker Hughes Inc.** ...........................            4,349
     37,500  BP PLC, Sponsored ADR .........................            2,339
     35,484  Chevron Corporation ...........................            1,984
     43,760  ConocoPhillips Company ........................            2,516
     99,100  GlobalSantaFe Corporation .....................            4,044
     47,000  Schlumberger Ltd. .............................            3,569
     50,894  Valero Energy Corporation .....................            4,026
                                                                 ------------
             Total Energy ..................................           22,827
                                                                 ------------

     FINANCIALS - 25.8%

      BANKS - 7.3%

     92,602  Bank of America Corporation ...................            4,223
    129,000  North Fork Bancorporation, Inc. ...............            3,624
     87,200  TCF Financial Corporation .....................            2,257
     72,000  U.S. Bancorp ..................................            2,102
     78,000  Wells Fargo & Company .........................            4,803
                                                                 ------------
                                                                       17,009
                                                                 ------------

      DIVERSIFIED FINANCIALS - 8.5%

     57,000  Allied Capital Corporation** ..................            1,659
     96,500  Citigroup Inc. ................................            4,461
     84,998  Countrywide Financial Corporation .............            3,282
     26,000  Franklin Resources, Inc. ......................            2,001
     37,000  Freddie Mac ...................................            2,414
     64,000  JPMorgan Chase & Company ......................            2,260
     39,500  Morgan Stanley ................................            2,073
     25,600  T. Rowe Price Group, Inc. .....................            1,603
                                                                 ------------
                                                                       19,753
                                                                 ------------

      INSURANCE - 10.0%

     93,000  ACE Ltd. ......................................            4,171
     96,500  AFLAC Inc. ....................................            4,177
     70,000  Allstate Corporation ..........................            4,182
     81,000  Fidelity National Financial, Inc. .............            2,891
    108,500  HCC Insurance Holdings, Inc. ..................            4,109
     50,700  XL Capital Ltd., Class A ......................            3,773
                                                                 ------------
                                                                       23,303
                                                                 ------------
             Total Financials ..............................           60,065
                                                                 ------------

     HEALTH CARE - 7.7%

      HEALTH CARE EQUIPMENT & SERVICES - 3.0%

     40,000  Becton Dickinson & Company ....................            2,099
     76,000  HCA, Inc. .....................................            4,307
     10,000  Smith & Nephew PLC, Sponsored ADR .............              494
                                                                 ------------
                                                                        6,900
                                                                 ------------

      PHARMACEUTICALS & BIOTECHNOLOGY - 4.7%

     52,000  Abbott Laboratories ...........................            2,549
     64,300  Johnson & Johnson .............................            4,179
    150,000  Pfizer Inc. ...................................            4,137
                                                                 ------------
                                                                       10,865
                                                                 ------------
             Total Health Care .............................           17,765
                                                                 ------------

     INDUSTRIALS - 8.3%

      CAPITAL GOODS - 5.7%

     29,500  Boeing Company ................................            1,947
     20,500  General Dynamics Corporation ..................            2,246
     66,500  General Electric Company ......................            2,304
     51,000  Northrop Grumman Corporation ..................            2,818
     43,000  PACCAR Inc. ...................................            2,924
     19,000  Rockwell Automation, Inc. .....................              925
                                                                 ------------
                                                                       13,164
                                                                 ------------

                       See Notes to Financial Statements.

'
Portfolio of Investments (continued)

VT EQUITY INCOME FUND

June 30, 2005 (unaudited)

                                                                     VALUE
     SHARES                                                         (000s)
     ------                                                      ------------
COMMON STOCKS - (CONTINUED)

     INDUSTRIALS - (CONTINUED)

      COMMERCIAL SERVICES & SUPPLIES - 1.2%

     40,000  Paychex, Inc. .................................     $      1,302
     56,500  Waste Management Inc. .........................            1,601
                                                                 ------------
                                                                        2,903
                                                                 ------------

      TRANSPORTATION - 1.4%

    100,000  Cathay Pacific Airways Limited ADR ............              910
     33,500  United Parcel Service, Inc., Class B ..........            2,317
                                                                 ------------
                                                                        3,227
                                                                 ------------
             Total Industrials .............................           19,294
                                                                 ------------

     INFORMATION TECHNOLOGY - 6.6%

      COMMUNICATIONS EQUIPMENT - 2.2%

     85,000  Harris Corporation** ..........................            2,653
    153,000  Nokia Oyj, Sponsored ADR ......................            2,546
                                                                 ------------
                                                                        5,199
                                                                 ------------

      COMPUTERS & PERIPHERALS - 1.6%

     92,300  Hewlett-Packard Company .......................            2,170
     20,000  International Business Machines
               Corporation .................................            1,484
                                                                 ------------
                                                                        3,654
                                                                 ------------

      ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%

     49,000  Diebold, Inc. .................................            2,210
                                                                 ------------

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%

     61,000  Intel Corporation .............................            1,590
     90,000  Microchip Technology Inc. .....................            2,666
                                                                 ------------
                                                                        4,256
                                                                 ------------
             Total Information Technology ..................           15,319
                                                                 ------------

     MATERIALS - 3.2%

     38,000  Alcoa Inc. ....................................              993
     61,000  Cemex SA de CV, Sponsored ADR .................            2,587
     45,000  Dow Chemical Company ..........................            2,004
     31,000  Monsanto Company ..............................            1,949
                                                                 ------------
             Total Materials ...............................            7,533
                                                                 ------------

     TELECOMMUNICATION SERVICES - 2.4%

     39,000  Mobile TeleSystems OJSC, Sponsored ADR ........            1,313
     49,500  Verizon Communications Inc. ...................            1,710
    104,000  Vodafone Group PLC, Sponsored ADR .............            2,529
                                                                 ------------
             Total Telecommunication Services ..............            5,552
                                                                 ------------

     UTILITIES - 4.8%

    128,000  FPL Group, Inc. ...............................            5,384
     47,500  Pinnacle West Capital Corporation .............            2,111
    105,000  Southern Company** ............................            3,640
                                                                 ------------
             Total Utilities ...............................           11,135
                                                                 ------------
             Total Common Stocks
              (Cost $158,590) ..............................          202,204
                                                                 ------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.6%

     27,800  AMB Property Corporation** ....................            1,207
     12,900  Arden Realty, Inc. ............................              464
      6,500  AvalonBay Communities, Inc. ...................              525
     10,100  CarrAmerica Realty Corporation** ..............              365
     26,500  Corporate Office Properties Trust .............              780
     16,500  Developers Diversified Realty Corporation .....              758
     12,200  Duke Realty Corporation .......................              386
     36,000  Equity Office Properties Trust ................            1,192
     29,500  Equity Residential ............................            1,086
     21,000  General Growth Properties, Inc. ...............              863
     32,200  Health Care Property Investors, Inc. ..........              871
     18,000  Hospitality Properties Trust** ................              793
     18,000  Host Marriott Corporation .....................              315
     10,500  Kimco Realty Corporation ......................              619
     11,000  Macerich Company ..............................              738
     12,000  Mills Corporation .............................              730
     24,000  Plum Creek Timber Company, Inc. ...............              871
     15,200  ProLogis ......................................              612
     13,000  Shurgard Storage Centers, Inc., Class A .......              598
     19,000  Simon Property Group, Inc. ....................            1,377
      8,900  United Dominion Realty Trust, Inc.** ..........              214
                                                                 ------------
             Total REITs
              (Cost $9,476) ................................           15,364
                                                                 ------------

 PRINCIPAL
   AMOUNT
   (000s)
 ---------
CONVERTIBLE SECURITIES - 2.9%

    CONVERTIBLE BONDS AND NOTES - 2.9%

$     1,500  Continental Airlines, Inc., Conv. Sr. Note,
              5.000% due 06/15/2023 .............................       1,327
        600  CV Therapeutics, Inc., Conv. Sr. Sub. Deb.,
              2.000% due 05/16/2023 .............................         504
      1,500  deCODE genetics, Inc., Conv. Sr. Note,
              3.500% due 04/15/2011 .............................       1,376
        600  Echostar Communications, Conv. Sub. Note,
              5.750% due 05/15/2008 .............................         599
        884  Northwest Airlines Corporation, Conv. Sr. Note,
              6.625% due 05/15/2023 .............................         419
        850  RadiSys Corporation, Conv. Sub. Note,
              5.500% due 08/15/2007 .............................         834
      1,750  TriQuint Semiconductor, Inc., Conv. Sub. Note,
              4.000% due 03/01/2007 .............................       1,708

             Total Convertible Securities
              (Cost $6,426) .....................................       6,767

FIXED INCOME SECURITIES - 1.4%

    CORPORATE BONDS AND NOTES - 1.4%

        100  Aetna Inc., Company Guarantee,
              7.125% due 08/15/2006 .............................         103
        500  Aetna Inc., Sr. Note,
              7.875% due 03/01/2011 .............................         584

                       See Notes to Financial Statements.

VT EQUITY INCOME FUND

June 30, 2005 (unaudited)

 PRINCIPAL
  AMOUNT                                                                     VALUE
  (000s)                                                                    (000s)
 --------                                                                  ---------
FIXED INCOME SECURITIES - (CONTINUED)

     CORPORATE BONDS AND NOTES - (CONTINUED)

$        45  Baxter International Inc., Note,
               7.125% due 02/01/2007 ............................          $      47
      1,000  ERAC USA Finance Company, Note,
               7.350% due 06/15/2008++ ..........................              1,080
         59  Raytheon Company, Sr. Note,
               6.150% due 11/01/2008 ............................                 62
      1,000  TELUS Corporation, Note,
               8.000% due 06/01/2011 ............................              1,171
        100  Texas-New Mexico Power Company, Sr. Note,
               6.250% due 01/15/2009 ............................                106
                                                                           ---------
                           Total Corporate Bonds and Notes
                             (Cost $2,837) ......................              3,153
                                                                           ---------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%+++

     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.0%+++

         53  6.500% due 09/01/2030 ..............................                 55
         29  7.000% due 09/01/2030 ..............................                 31
                                                                           ---------
             Total U.S. Government Agency
               Mortgage-Backed Securities (Cost $79) ............                 86
                                                                           ---------
             Total Fixed Income Securities (Cost $2,916) ........              3,239
                                                                           ---------

     SHARES
     ------
WARRANTS - 0.0%+++
 (Cost $0)

        250  V2 Music Holdings PLC, Expires 05/07/2008+,++ ..                        0***
                                                                                   ---

 PRINCIPAL
  AMOUNT                                                                     VALUE
  (000s)                                                                    (000s)
 --------                                                                  ---------
REPURCHASE AGREEMENT - 2.4%
(Cost $5,539)

$     5,539  Agreement with Morgan Stanley, 2.850% dated
              06/30/2005, to be repurchased at $5,539,000 on
              07/01/2005 (Collateralized by U.S. Treasury
              Note, 2.000% due 01/15/2014, market value
              $5,712,000) ......................................           $   5,539
                                                                           ---------
SHORT-TERM INVESTMENT - 4.6%
 (Cost $10,791)

     10,791  Mellon GSL DBT II Collateral Fund++++ .............              10,791
                                                                           ---------

TOTAL INVESTMENTS (Cost $193,738*) .............................   104.9%    243,904
OTHER ASSETS (LIABILITIES)(NET) ................................    (4.9)    (11,466)
                                                                   -----   ---------
NET ASSETS .....................................................   100.0%  $ 232,438
                                                                   =====   =========

--------------------------
   *  Aggregate cost for federal tax purposes.

  ** Some or all of these securities are on loan at June 30, 2005, and have an aggregate market value of $10,478,000, representing 4.5% of the total net assets of the Fund (Collateral Value $10,791,000).

 ***  Value of security is less than $500.

   +  Non-income producing security.

  ++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

 +++  Amount represents less than 0.1% of the total net assets of the Fund.

++++ Represents investment purchased with cash collateral for securities loaned.

                                GLOSSARY OF TERMS

ADR   --   American Depositary Receipt

                       See Notes to Financial Statements.

Portfolio of Investments

VT GROWTH & INCOME FUND

June 30, 2005 (unaudited)

                                                                             VALUE
     SHARES                                                                  (000s)
     ------                                                                ---------
COMMON STOCKS - 97.7%

     CONSUMER DISCRETIONARY - 14.3%

      CONSUMER DURABLES & APPAREL - 1.4%

    208,000  Mattel, Inc. ..................................               $   3,807
                                                                           ---------

      CONSUMER SERVICES - 5.5%

     65,000  Apollo Group, Inc., Class A+ ..................                   5,084
    189,000  Carnival Corporation** ........................                  10,310
                                                                           ---------
                                                                              15,394
                                                                           ---------

      MEDIA - 5.1%

    112,000  Comcast Corporation, Class A+ .................                   3,438
    105,000  Comcast Corporation, Special Class A+** .......                   3,145
    343,000  Liberty Media Corporation, Class A+ ...........                   3,495
    132,000  Viacom Inc., Class B ..........................                   4,227
                                                                           ---------
                                                                              14,305
                                                                           ---------

      RETAILING - 2.3%

    110,000  Gap, Inc. .....................................                   2,173
     40,000  Kohl's Corporation+ ...........................                   2,236
     20,000  Neiman Marcus Group, Inc., Class A ............                   1,938
                                                                           ---------
                                                                               6,347
                                                                           ---------
             Total Consumer Discretionary ..................                  39,853
                                                                           ---------

     CONSUMER STAPLES - 9.8%

      FOOD & STAPLES RETAILING - 2.9%

     83,000  Costco Wholesale Corporation ..................                   3,720
    220,500  Kroger Company+ ...............................                   4,196
                                                                           ---------
                                                                               7,916
                                                                           ---------

      FOOD, BEVERAGE & TOBACCO - 1.8%

     93,000  PepsiCo Inc. ..................................                   5,015
                                                                           ---------

      HOUSEHOLD & PERSONAL PRODUCTS - 5.1%

    182,000  Avon Products, Inc. ...........................                   6,889
     55,000  Kimberly-Clark Corporation ....................                   3,442
     74,000  Procter & Gamble Company ......................                   3,904
                                                                           ---------
                                                                              14,235
                                                                           ---------
             Total Consumer Staples ........................                  27,166
                                                                           ---------

     ENERGY - 10.1%

     92,000  BP PLC, Sponsored ADR .........................                   5,739
     89,000  ExxonMobil Corporation ........................                   5,115
    118,000  GlobalSantaFe Corporation .....................                   4,814
     81,000  Royal Dutch Petroleum Company (F) .............                   5,257
     49,000  Schlumberger Ltd. .............................                   3,721
     51,000  Unocal Corporation ............................                   3,318
                                                                           ---------
             Total Energy ..................................                  27,964
                                                                           ---------

     FINANCIALS - 22.6%

      BANKS - 8.7%

    227,280  Bank of America Corporation ...................                  10,366
     96,000  North Fork Bancorporation, Inc. ...............                   2,697
    104,000  Wachovia Corporation ..........................                   5,158
     95,000  Wells Fargo & Company .........................                   5,850
                                                                           ---------
                                                                              24,071
                                                                           ---------

     DIVERSIFIED FINANCIALS - 7.2%

    133,000  Citigroup Inc. ................................                   6,148
    108,000  Freddie Mac ...................................                   7,045
    190,000  JPMorgan Chase & Company ......................                   6,711
                                                                           ---------
                                                                              19,904
                                                                           ---------

     INSURANCE - 6.7%

    116,000  ACE Ltd. ......................................                   5,203
    151,000  Allstate Corporation ..........................                   9,022
     78,000  American International Group Inc. .............                   4,532
                                                                           ---------
                                                                              18,757
                                                                           ---------
             Total Financials ..............................                  62,732
                                                                           ---------
     HEALTH CARE - 11.2%

      HEALTH CARE EQUIPMENT & SERVICES - 4.6%

     73,000  Baxter International Inc. .....................                   2,708
     81,000  Cardinal Health Inc. ..........................                   4,664
    105,000  Medtronic, Inc. ...............................                   5,438
                                                                           ---------
                                                                              12,810
                                                                           ---------

      PHARMACEUTICALS & BIOTECHNOLOGY - 6.6%

    128,000  Bristol-Myers Squibb Company ..................                   3,197
     75,000  Johnson & Johnson .............................                   4,875
     67,000  Merck & Company, Inc. .........................                   2,064
    159,000  Pfizer Inc. ...................................                   4,385
    125,000  Teva Pharmaceutical Industries Ltd.,
               Sponsored ADR ...............................                   3,893
                                                                           ---------
                                                                              18,414
                                                                           ---------
             Total Health Care .............................                  31,224
                                                                           ---------
     INDUSTRIALS - 10.0%

      CAPITAL GOODS - 10.0%

     78,000  Boeing Company ................................                   5,148
    116,000  General Electric Company ......................                   4,019
    189,000  Honeywell International Inc. ..................                   6,923
     58,000  Lockheed Martin Corporation ...................                   3,763
     14,000  Rockwell Automation, Inc. .....................                     682
    252,000  Tyco International Ltd. .......................                   7,358
                                                                           ---------
             Total Industrials .............................                  27,893
                                                                           ---------

                       See Notes to Financial Statements.

VT GROWTH & INCOME FUND

June 30, 2005 (unaudited)

                                                                              VALUE
     SHARES                                                                  (000s)
     ------                                                               ------------
COMMON STOCKS - (CONTINUED)

     INFORMATION TECHNOLOGY - 12.4%

      COMMUNICATIONS EQUIPMENT - 1.6%

    247,000  Motorola, Inc. ....................................           $   4,510
                                                                           ---------

      COMPUTERS & PERIPHERALS - 3.2%

    176,000  Hewlett-Packard Company ...........................               4,138
     63,000  International Business Machines
              Corporation ......................................               4,674
                                                                           ---------
                                                                               8,812
                                                                           ---------

      IT SERVICES - 2.0%

    141,000  First Data Corporation ............................               5,660
                                                                           ---------

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%

     32,351  Freescale Semiconductor Inc., Class B+ ............                 685
    157,000  Intel Corporation .................................               4,092
                                                                           ---------
                                                                               4,777
                                                                           ---------

      SOFTWARE - 3.9%

    183,304  Computer Associates International, Inc.** .........               5,037
    234,000  Microsoft Corporation .............................               5,813
                                                                           ---------
                                                                              10,850
                                                                           ---------
                  Total Information Technology .................              34,609
                                                                           ---------

     MATERIALS - 1.1%

    116,000  Alcoa Inc. ........................................               3,031
                                                                           ---------

     TELECOMMUNICATION SERVICES - 1.1%

    132,000  SBC Communications Inc. ...........................               3,135
                                                                           ---------

     UTILITIES - 5.1%

    108,000  FPL Group, Inc. ...................................               4,542
    103,000  NiSource Inc. .....................................               2,547
     77,000  Pinnacle West Capital Corporation .................               3,423
    104,000  Southern Company ..................................               3,606
                                                                           ---------
             Total Utilities ...................................              14,118
                                                                           ---------
             Total Common Stocks
              (Cost $214,035) ..................................             271,725
                                                                           ---------

   PRINCIPAL
    AMOUNT                                                                   VALUE
    (000s)                                                                  (000s)
   --------                                                                ---------
REPURCHASE AGREEMENT - 2.0%
 (Cost $5,700)

   $  5,700  Agreement with Morgan Stanley, 2.850% dated
              06/30/2005, to be repurchased at $5,700,000 on
              07/01/2005 (Collateralized by U.S. Treasury
              Note, 2.000% due 01/15/2014, market value
              $5,878,000) ......................................           $   5,700
                                                                           ---------
SHORT-TERM INVESTMENT - 1.9%
 (Cost $5,199)

      5,199  Mellon GSL DBT II
              Collateral Fund++ ................................               5,199
                                                                           ---------
TOTAL INVESTMENTS (Cost $224,934*) .............................   101.6%    282,624
OTHER ASSETS (LIABILITIES)(NET) ................................    (1.6)     (4,365)
                                                                   -----   ---------
NET ASSETS .....................................................   100.0%  $ 278,259
                                                                   =====   =========

------------------------
*     Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at June 30, 2005, and have an aggregate market value of $4,938,000, representing 1.8% of the total net assets of the Fund (Collateral Value $5,199,000).

+     Non-income producing security.

++ Represents investment purchased with cash collateral for securities loaned.

                                GLOSSARY OF TERMS

ADR   --   American Depositary Receipt

(F)   --   Foreign Shares

                       See Notes to Financial Statements.

Portfolio of Investments

VT WEST COAST EQUITY FUND

June 30, 2005 (unaudited)

                                                                             VALUE
     SHARES                                                                  (000s)
     ------                                                                ---------
COMMON STOCKS - 94.0%

     CONSUMER DISCRETIONARY - 14.3%

      AUTOMOBILES & COMPONENTS - 1.5%

     70,300  Monaco Coach Corporation ......................               $   1,208
      9,800  Toyota Motor Corporation, Sponsored ADR .......                     701
                                                                           ---------
                                                                               1,909
                                                                           ---------

      CONSUMER DURABLES & APPAREL - 3.3%

     13,724  Columbia Sportswear Company+** ................                     678
     18,000  KB Home .......................................                   1,372
     33,000  Mattel, Inc. ..................................                     604
     17,525  NIKE Inc., Class B ............................                   1,517
                                                                           ---------
                                                                               4,171
                                                                           ---------

      CONSUMER SERVICES - 3.7%

     73,300  Hilton Hotels Corporation .....................                   1,748
     37,670  Starbucks Corporation+ ........................                   1,946
    129,460  WestCoast Hospitality Corporation+ ............                     890
                                                                           ---------
                                                                               4,584
                                                                           ---------

      MEDIA - 4.6%

     24,900  Getty Images, Inc.+ ...........................                   1,849
     19,000  Knight-Ridder, Inc. ...........................                   1,165
      4,500  McClatchy Company, Class A ....................                     295
     51,600  Univision Communications Inc., Class A+** .....                   1,422
     41,700  Walt Disney Company ...........................                   1,050
                                                                           ---------
                                                                               5,781
                                                                           ---------

      RETAILING - 1.2%

      4,700  Blue Nile, Inc.+** ............................                     154
     17,985  Building Materials Holding Corporation ........                   1,246
     10,400  Restoration Hardware, Inc.+ ...................                      85
                                                                           ---------
                                                                               1,485
                                                                           ---------
             Total Consumer Discretionary ..................                  17,930
                                                                           ---------

     CONSUMER STAPLES - 3.8%

      FOOD & STAPLES RETAILING - 2.1%

     48,620  Costco Wholesale Corporation ..................                   2,179
     26,790  Kroger Company+ ...............................                     510
                                                                           ---------
                                                                               2,689
                                                                           ---------

      HOUSEHOLD & PERSONAL PRODUCTS - 1.7%

     22,570  Clorox Company ................................                   1,257
     20,700  Estee Lauder Companies Inc., Class A ..........                     810
                                                                           ---------
                                                                               2,067
                                                                           ---------
             Total Consumer Staples ........................                   4,756
                                                                           ---------

     ENERGY - 7.3%

     25,400  Apache Corporation ............................                   1,641
      1,700  CARBO Ceramics Inc. ...........................                     134
     33,800  Chevron Corporation ...........................                   1,890
      3,300  ExxonMobil Corporation ........................                     189
     38,500  Nabors Industries Ltd.+ .......................                   2,334
     19,000  Occidental Petroleum Corporation ..............                   1,462
     22,000  Unocal Corporation ............................                   1,431
                                                                           ---------
             Total Energy ..................................                   9,081
                                                                           ---------

    FINANCIALS - 17.8%

      BANKS - 12.2%

     44,500  Bank of America Corporation ...................                   2,030
     32,600  Banner Corporation ............................                     913
     13,000  City National Corporation .....................                     932
     37,000  East West Bancorp, Inc. .......................                   1,243
     27,100  Greater Bay Bancorp ...........................                     715
      2,000  KeyCorp .......................................                      66
      8,400  Pacific Capital Bancorp .......................                     312
     82,400  U.S. Bancorp ..................................                   2,406
     15,400  UCBH Holdings, Inc. ...........................                     250
      3,700  United PanAm Financial Corporation+ ...........                     101
     87,997  Washington Federal, Inc. ......................                   2,070
     69,423  Wells Fargo & Company .........................                   4,275
                                                                           ---------
                                                                              15,313
                                                                           ---------

      DIVERSIFIED FINANCIALS - 4.1%

    121,800  Charles Schwab Corporation ....................                   1,374
     37,700  Citigroup Inc. ................................                   1,743
      5,900  Countrywide Financial Corporation .............                     228
     21,000  Franklin Resources, Inc. ......................                   1,616
      3,655  Piper Jaffray Companies, Inc.+ ................                     111
                                                                           ---------
                                                                               5,072
                                                                           ---------

      INSURANCE - 1.5%

      4,100  RenaissanceRe Holdings Ltd. ...................                     202
     22,500  StanCorp Financial Group, Inc. ................                   1,723
                                                                           ---------
                                                                               1,925
                                                                           ---------
             Total Financials ..............................                  22,310
                                                                           ---------

     HEALTH CARE - 15.6%

      HEALTH CARE EQUIPMENT & SERVICES - 6.5%

      6,300  Affymetrix, Inc.+** ...........................                     340
     20,200  Applera Corporation-Applied Biosystems Group ..                     397
     14,600  Caremark Rx, Inc.+ ............................                     650
        800  Cooper Companies, Inc. ........................                      49
      3,700  DaVita, Inc.+ .................................                     168
      8,680  Health Net, Inc.+ .............................                     331
    119,000  OraSure Technologies, Inc.+** .................                   1,189
     12,300  ResMed Inc.+ ..................................                     812
     59,625  SonoSite, Inc.+ ...............................                   1,851
     31,000  Varian Medical Systems, Inc.+** ...............                   1,157
     21,500  VCA Antech, Inc.+ .............................                     521
      7,800  Zimmer Holdings, Inc.+ ........................                     594
                                                                           ---------
                                                                               8,059
                                                                           ---------

      PHARMACEUTICALS & BIOTECHNOLOGY - 9.1%

     21,500  Abbott Laboratories ...........................                   1,054
     22,000  Allergan, Inc. ................................                   1,875
     27,307  Amgen, Inc.+ ..................................                   1,651

                       See Notes to Financial Statements.

VT WEST COAST EQUITY FUND

June 30, 2005 (unaudited)

                                                                             VALUE
     SHARES                                                                  (000s)
     ------                                                                ---------
COMMON STOCKS - (CONTINUED)

     HEALTH CARE - (CONTINUED)

      PHARMACEUTICALS & BIOTECHNOLOGY - (CONTINUED)

      9,300  Amylin Pharmaceuticals, Inc.+** ...............               $     195
    117,155  Corixa Corporation+ ...........................                     513
      4,000  CV Therapeutics, Inc.+** ......................                      90
     37,000  Dendreon Corporation+ .........................                     194
     43,325  EDEN Bioscience Corporation+** ................                      33
     19,300  Genentech, Inc.+ ..............................                   1,549
     26,155  ICOS Corporation+** ...........................                     554
     13,600  Johnson & Johnson .............................                     884
      3,400  Martek Biosciences Corporation+** .............                     129
      8,800  Neurocrine Biosciences, Inc.+ .................                     370
     46,800  Pfizer Inc. ...................................                   1,291
     35,300  Watson Pharmaceuticals, Inc.+ .................                   1,043
                                                                           ---------
                                                                              11,425
                                                                           ---------
             Total Health Care .............................                  19,484
                                                                           ---------

     INDUSTRIALS - 14.7%

      CAPITAL GOODS - 11.4%

     42,511  Boeing Company ................................                   2,806
     18,700  Cascade Corporation ...........................                     809
     23,800  Dionex Corporation+ ...........................                   1,038
     37,540  Electro Scientific Industries, Inc.+ ..........                     671
     47,000  Greenbrier Companies, Inc. ....................                   1,273
     18,200  Jacobs Engineering Group Inc.+ ................                   1,024
     25,900  Northrop Grumman Corporation ..................                   1,431
     45,600  PACCAR Inc. ...................................                   3,101
     12,000  Precision Castparts Corporation ...............                     935
     38,900  Simpson Manufacturing Company, Inc. ...........                   1,188
                                                                           ---------
                                                                              14,276
                                                                           ---------

      COMMERCIAL SERVICES & SUPPLIES - 1.1%

      3,200  Avery Dennison Corporation ....................                     170
      6,700  Copart, Inc.+ .................................                     159
     42,000  Robert Half International Inc. ................                   1,049
                                                                           ---------
                                                                               1,378
                                                                           ---------

      TRANSPORTATION - 2.2%

     33,060  Alaska Air Group, Inc.+ .......................                     984
     35,800  Expeditors International of
              Washington, Inc.** ...........................                   1,783
                                                                           ---------
                                                                               2,767
                                                                           ---------
             Total Industrials .............................                  18,421
                                                                           ---------

     INFORMATION TECHNOLOGY - 16.4%

      COMMUNICATIONS EQUIPMENT - 1.2%

     77,200  Cisco Systems, Inc.+ ..........................                   1,475
                                                                           ---------

      COMPUTERS & PERIPHERALS - 1.8%

    115,100  Advanced Digital Information Corporation+ .....                     875
     57,600  Hewlett-Packard Company .......................                   1,354
      5,100  InFocus Corporation+ ..........................                      21
                                                                           ---------
                                                                               2,250
                                                                           ---------

      ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%

     21,690  Microvision, Inc.+** ..........................                     111
     49,120  Tektronix, Inc. ...............................                   1,143
      6,000  Trimble Navigation Ltd.+ ......................                     234
                                                                           ---------
                                                                               1,488
                                                                           ---------

      INTERNET SOFTWARE & SERVICES - 0.6%

    401,040  Art Technology Group, Inc.+ ...................                     421
     81,900  WatchGuard Technologies, Inc.+ ................                     321
                                                                           ---------
                                                                                 742
                                                                           ---------

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%

     28,125  Applied Materials, Inc. .......................                     455
     31,000  Credence Systems Corporation+ .................                     281
     29,790  FEI Company+ ..................................                     679
     73,830  Intel Corporation .............................                   1,924
      9,000  KLA-Tencor Corporation** ......................                     393
     74,780  Lattice Semiconductor Corporation+ ............                     332
     47,800  LSI Logic Corporation+ ........................                     406
      5,400  Novellus Systems, Inc.+ .......................                     133
    101,600  Pixelworks, Inc.+** ...........................                     872
     45,600  TriQuint Semiconductor, Inc.+ .................                     152
                                                                           ---------
                                                                               5,627
                                                                           ---------

      SOFTWARE - 7.1%

     46,800  Actuate Corporation+ ..........................                      88
     44,600  Adobe Systems Inc. ............................                   1,276
      7,500  Electronic Arts Inc.+ .........................                     425
     32,200  Fair Isaac Corporation ........................                   1,175
      8,000  Macromedia, Inc.+ .............................                     306
    143,330  Microsoft Corporation .........................                   3,560
     38,700  Quest Software, Inc.+** .......................                     527
     39,790  RadiSys Corporation+ ..........................                     643
     41,000  Siebel Systems, Inc. ..........................                     365
     11,200  SupportSoft, Inc.+ ............................                      58
     21,300  Sybase, Inc.+ .................................                     391
      7,800  Symantec Corporation+** .......................                     170
                                                                           ---------
                                                                               8,984
                                                                           ---------
             Total Information Technology ..................                  20,566
                                                                           ---------

     MATERIALS - 2.9%

     39,300  Oregon Steel Mills, Inc.+ .....................                     676
     51,130  Schnitzer Steel Industries, Inc., Class A .....                   1,212
     28,035  Weyerhaeuser Company ..........................                   1,784
                                                                           ---------
             Total Materials ...............................                   3,672
                                                                           ---------

     TELECOMMUNICATION SERVICES - 1.2%

     59,700  Nextel Partners, Inc., Class A+** .............                   1,503
                                                                           ---------
             Total Common Stocks
              (Cost $91,940) ...............................                 117,723
                                                                           ---------

                       See Notes to Financial Statements.

VT WEST COAST EQUITY FUND

June 30, 2005 (unaudited)

                                                                             VALUE
     SHARES                                                                  (000s)
     ------                                                                ---------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.6%

     30,000  AMB Property Corporation ......................               $   1,303
     11,000  Health Care Property Investors, Inc. ..........                     298
     45,100  Plum Creek Timber Company, Inc. ...............                   1,637
                                                                           ---------
             Total REITs
              (Cost $2,493) ................................                   3,238
                                                                           ---------

 RINCIPAL
  AMOUNT
  (000s)
 ---------
REPURCHASE AGREEMENT - 3.5%
  (Cost $4,342)

$     4,342  Agreement with Morgan Stanley, 2.850% dated
               06/30/2005, to be repurchased at
               $4,342,000 on 07/01/2005 (Collateralized
               by U.S. Treasury Note, 2.000% due 01/15/2014,
               market value $4,478,000) .......................                4,342
                                                                           ---------

SHORT-TERM INVESTMENT - 8.1%
  (Cost $10,201)
     10,201  Mellon GSL DBT II Collateral Fund++ ..............               10,201
                                                                           ---------
TOTAL INVESTMENTS (Cost $108,976*) ............................    108.2%    135,504
OTHER ASSETS (LIABILITIES) (NET) ..............................     (8.2)    (10,221)
                                                                   -----   ---------
NET ASSETS ....................................................    100.0%  $ 125,283
                                                                   =====   =========

------------------------
*     Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at June 30, 2005, and have an aggregate market value of $9,540,000, representing 7.6% of the total net assets of the Fund (Collateral Value $10,201,000).

+     Non-income producing security.

++ Represents investment purchased with cash collateral for securities loaned.

                                GLOSSARY OF TERMS

ADR        --    American Depositary Receipt

                       See Notes to Financial Statements.

Portfolio of Investments

VT MID CAP STOCK FUND

June 30, 2005 (unaudited)

                                                                             VALUE
     SHARES                                                                  (000s)
     ------                                                                ---------
COMMON STOCKS - 91.9%

     CONSUMER DISCRETIONARY - 14.4%

      AUTOMOBILES & COMPONENTS - 2.5%

     38,300  Magna International Inc., Class A .............               $   2,694
     12,500  Superior Industries International, Inc.** .....                     296
                                                                           ---------
                                                                               2,990
                                                                           ---------

      CONSUMER DURABLES & APPAREL - 3.7%

     64,300  Jones Apparel Group, Inc. .....................                   1,996
    126,200  Mattel, Inc. ..................................                   2,310
                                                                           ---------
                                                                               4,306
                                                                           ---------

      CONSUMER SERVICES - 2.6%
     19,600  Papa John's International, Inc.+ ..............                     784
     44,800  Yum! Brands, Inc. .............................                   2,333
                                                                           ---------
                                                                               3,117
                                                                           ---------

      RETAILING - 5.6%

     29,800  Neiman Marcus Group, Inc., Class A ............                   2,888
     71,500  Tiffany & Company** ...........................                   2,342
     27,800  Weight Watchers International, Inc.+ ..........                   1,435
                                                                           ---------
                                                                               6,665
                                                                           ---------
             Total Consumer Discretionary ..................                  17,078
                                                                           ---------

     CONSUMER STAPLES - 2.4%

      FOOD, BEVERAGE & TOBACCO - 0.4%

     13,000  Dean Foods Company+ ...........................                     458
      2,600  TreeHouse Foods, Inc.+ ........................                      74
                                                                           ---------
                                                                                 532
                                                                           ---------

      HOUSEHOLD & PERSONAL PRODUCTS - 2.0%

     59,400  Estee Lauder Companies Inc., Class A ..........                   2,325
                                                                           ---------
             Total Consumer Staples ........................                   2,857
                                                                           ---------

     ENERGY - 8.3%

     20,600  Cimarex Energy Company+ .......................                     802
     44,900  Nabors Industries Ltd.+ .......................                   2,722
     36,200  Noble Energy, Inc.** ..........................                   2,738
     26,200  Tesoro Corporation ............................                   1,219
     63,100  Tidewater Inc. ................................                   2,405
                                                                           ---------
             Total Energy ..................................                   9,886
                                                                           ---------

     FINANCIALS - 17.7%

      BANKS - 6.4%

    103,426  North Fork Bancorporation, Inc. ...............                   2,905
     89,700  TCF Financial Corporation .....................                   2,322
    100,550  Washington Federal, Inc. ......................                   2,365
                                                                           ---------
                                                                               7,592
                                                                           ---------

      DIVERSIFIED FINANCIALS - 3.7%

     55,400  A.G. Edwards, Inc. ............................                   2,501
     26,400  Ambac Financial Group, Inc. ...................                   1,842
                                                                           ---------
                                                                               4,343
                                                                           ---------

      INSURANCE - 7.6%

     78,287  Fidelity National Financial, Inc. .............                   2,794
     82,000  HCC Insurance Holdings, Inc. ..................                   3,105
     30,200  MGIC Investment Corporation ...................                   1,970
     30,491  PMI Group, Inc. ...............................                   1,188
                                                                           ---------
                                                                               9,057
                                                                           ---------
             Total Financials ..............................                  20,992
                                                                           ---------

     HEALTH CARE - 11.7%

      HEALTH CARE EQUIPMENT & SERVICES - 10.0%

     12,200  AmerisourceBergen Corporation .................                     844
     58,800  Covance Inc.+ .................................                   2,638
      9,300  Edwards Lifesciences Corporation+ .............                     400
     51,800  Express Scripts, Inc., Class A+ ...............                   2,589
     97,102  IMS Health Inc. ...............................                   2,405
     47,700  Universal Health Services, Inc., Class B ......                   2,966
                                                                           ---------
                                                                              11,842
                                                                           ---------

      PHARMACEUTICALS & BIOTECHNOLOGY - 1.7%

     44,000  Andrx Corporation+ ............................                     894
     55,525  Mylan Laboratories Inc. .......................                   1,068
                                                                           ---------
                                                                               1,962
                                                                           ---------
             Total Health Care .............................                  13,804
                                                                           ---------

     INDUSTRIALS - 14.9%

      CAPITAL GOODS - 6.0%

     75,700  Federal Signal Corporation ....................                   1,181
     74,000  Lincoln Electric Holdings, Inc. ...............                   2,453
     23,400  PACCAR Inc. ...................................                   1,591
     30,900  Teleflex Inc. .................................                   1,835
                                                                           ---------
                                                                               7,060
                                                                           ---------

      COMMERCIAL SERVICES & SUPPLIES - 5.2%

    101,500  Allied Waste Industries, Inc.+** ..............                     805
     55,800  HNI Corporation ...............................                   2,854
     69,100  Republic Services, Inc. .......................                   2,488
                                                                           ---------
                                                                               6,147
                                                                           ---------

      TRANSPORTATION - 3.7%

     44,000  Alaska Air Group, Inc.+ .......................                   1,309
    128,000  AMR Corporation+** ............................                   1,550
    107,100  Continental Airlines, Inc., Class B+** ........                   1,423
     38,200  Northwest Airlines Corporation+** .............                     174
                                                                           ---------
                                                                               4,456
                                                                           ---------
             Total Industrials .............................                  17,663
                                                                           ---------

     INFORMATION TECHNOLOGY - 10.9%

      COMPUTERS & PERIPHERALS - 1.7%

     72,900  Electronics for Imaging, Inc.+ ................                   1,534
     18,400  Network Appliance, Inc.+ ......................                     520
                                                                           ---------
                                                                               2,054
                                                                           ---------

                       See Notes to Financial Statements.

VT MID CAP STOCK FUND

June 30, 2005 (unaudited)

                                                                              VALUE
     SHARES                                                                  (000s)
     ------                                                               ------------
COMMON STOCKS - (CONTINUED)

     INFORMATION TECHNOLOGY - (CONTINUED)

      ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.0%

     46,600  Arrow Electronics, Inc.+** ....................               $   1,266
     24,000  Diebold, Inc. .................................                   1,082
                                                                           ---------
                                                                               2,348
                                                                           ---------

      IT SERVICES - 1.1%

     47,500  Acxiom Corporation ............................                     992
     19,600  Convergys Corporation+ ........................                     279
                                                                           ---------
                                                                               1,271
                                                                           ---------

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%

     97,050  Microchip Technology Inc. .....................                   2,875
                                                                           ---------

      SOFTWARE - 3.7%

     11,400  Adobe Systems Inc. ............................                     326
    107,700  BMC Software Inc.+ ............................                   1,933
    188,900  Siebel Systems, Inc. ..........................                   1,681
     25,100  Synopsys, Inc.+ ...............................                     419
                                                                           ---------
                                                                               4,359
                                                                           ---------
             Total Information Technology ..................                  12,907
                                                                           ---------

     MATERIALS - 5.1%

     78,100  Cabot Corporation .............................                   2,577
     21,000  Lubrizol Corporation ..........................                     882
     52,800  Valspar Corporation ...........................                   2,550
                                                                           ---------
             Total Materials ...............................                   6,009
                                                                           ---------

     TELECOMMUNICATION SERVICES - 0.6%

     13,400  United States Cellular Corporation+ ...........                     669
                                                                           ---------

     UTILITIES - 5.9%

     55,400  FPL Group, Inc. ...............................                   2,330
     91,500  NiSource Inc. .................................                   2,263
     53,100  Pinnacle West Capital Corporation .............                   2,360
                                                                           ---------
             Total Utilities ...............................                   6,953
                                                                           ---------
             Total Common Stocks
               (Cost $81,534) ..............................                 108,818
                                                                           ---------

REAL ESTATE INVESTMENT TRUST (REIT) - 2.0%
  (Cost $1,499)

     55,900  General Growth Properties, Inc. ...............                   2,297
                                                                           ---------

 PRINCIPAL
  AMOUNT                                                                     VALUE
  (000s)                                                                    (000s)
 ---------                                                                 ---------
 REPURCHASE AGREEMENT - 6.2%
   (Cost $7,364)

$     7,364 Agreement with Morgan Stanley, 2.850% dated
              06/30/2005, to be repurchased at $7,365,000
              on 07/01/2005 (Collateralized by U.S.
              Treasury Note, 2.000% due 01/15/2014, market
              value $7,594,000) ...........................                $   7,364
                                                                           ---------

 SHORT-TERM INVESTMENT - 4.6%
   (Cost $5,444)

      5,444  Mellon GSL DBT II
               Collateral Fund++ ...........................                   5,444
                                                                           ---------
TOTAL INVESTMENTS (Cost $95,841*) ..........................        104.7%   123,923
OTHER ASSETS (LIABILITIES) (NET) ...........................         (4.7)    (5,564)
                                                                    -----  ---------
NET ASSETS .................................................        100.0% $ 118,359
                                                                    =====  =========

------------------
*     Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at June 30, 2005, and have an aggregate market value of $5,201,000, representing 4.4% of the total net assets of the Fund (Collateral Value $5,444,000).

+     Non-income producing security.

++ Represents investment purchased with cash collateral for securities loaned.

                       See Notes to Financial Statements.

Portfolio of Investments

VT GROWTH FUND

June 30, 2005 (unaudited)

                                                                             VALUE
     SHARES                                                                  (000s)
     ------                                                                ---------
COMMON STOCKS - 99.7%

     CONSUMER DISCRETIONARY - 21.2%

      AUTOMOBILES & COMPONENTS - 0.4%

     21,610  Harley-Davidson, Inc.** .......................               $   1,072
                                                                           ---------

      CONSUMER DURABLES & APPAREL - 0.8%

     21,830  NIKE Inc., Class B ............................                   1,890
                                                                           ---------

      CONSUMER SERVICES - 3.3%

     21,920  Apollo Group, Inc., Class A+ ..................                   1,714
     16,370  Carnival Corporation ..........................                     893
     34,145  Hilton Hotels Corporation .....................                     814
     24,480  McDonald's Corporation ........................                     679
     46,955  Royal Caribbean Cruises Ltd. ..................                   2,271
     24,365  Starbucks Corporation+ ........................                   1,259
                                                                           ---------
                                                                               7,630
                                                                           ---------

      MEDIA - 6.0%

      9,800  Clear Channel Communications, Inc. ............                     303
     82,500  Comcast Corporation, Special Class A+** .......                   2,471
     39,690  News Corporation, Class B** ...................                     669
    360,760  Time Warner Inc.+ .............................                   6,028
     16,350  Univision Communications Inc., Class A+** .....                     451
     46,520  Viacom Inc., Class B ..........................                   1,490
    105,450  Walt Disney Company ...........................                   2,655
                                                                           ---------
                                                                              14,067
                                                                           ---------

      RETAILING - 10.7%

    119,000  Amazon.com Inc.+ ..............................                   3,937
     29,800  Bed Bath & Beyond Inc.+ .......................                   1,245
     38,445  Best Buy Company, Inc. ........................                   2,635
     84,180  eBay Inc.+ ....................................                   2,779
      8,100  Federated Department Stores, Inc. .............                     594
    171,720  Home Depot, Inc. ..............................                   6,680
    149,935  IAC/InterActiveCorp+** ........................                   3,606
     10,830  J.C. Penney Company, Inc.
               (Holding Company) ...........................                     569
      6,910  Lowe's Companies, Inc. ........................                     402
     70,690  Staples, Inc. .................................                   1,507
      9,070  Target Corporation ............................                     494
     11,050  Williams-Sonoma, Inc.+** ......................                     437
                                                                           ---------
                                                                              24,885
                                                                           ---------
             Total Consumer Discretionary ..................                  49,544
                                                                           ---------

     CONSUMER STAPLES - 6.9%

      FOOD & STAPLES RETAILING - 0.7%

      7,280  Costco Wholesale Corporation ..................                     326
     28,530  Wal-Mart Stores Inc. ..........................                   1,375
                                                                           ---------
                                                                               1,701
                                                                           ---------

      FOOD, BEVERAGE & TOBACCO - 3.3%

      3,100  Campbell Soup Company .........................                      95
     60,100  Coca-Cola Company .............................                   2,509
     53,350  PepsiCo Inc. ..................................                   2,877
     29,800  Wm. Wrigley Jr. Company .......................                   2,052
                                                                           ---------
                                                                               7,533
                                                                           ---------

      HOUSEHOLD & PERSONAL PRODUCTS - 2.9%

        610  Estee Lauder Companies Inc., Class A ..........                      24
     65,900  Gillette Company ..............................                   3,337
     64,555  Procter & Gamble Company** ....................                   3,405
                                                                           ---------
                                                                               6,766
                                                                           ---------
             Total Consumer Staples ........................                  16,000
                                                                           ---------

     ENERGY - 3.7%

      1,900  Apache Corporation ............................                     123
     65,400  ExxonMobil Corporation ........................                   3,759
     11,300  GlobalSantaFe Corporation .....................                     461
     24,975  Halliburton Company ...........................                   1,194
     10,525  Kinder Morgan Management LLC+ .................                     484
     10,885  Occidental Petroleum Corporation ..............                     837
      3,200  Pride International, Inc.+ ....................                      82
     15,280  Schlumberger Ltd. .............................                   1,160
      2,600  Smith International, Inc. .....................                     166
      8,500  Transocean Inc.+ ..............................                     459
                                                                           ---------
             Total Energy ..................................                   8,725
                                                                           ---------

     FINANCIALS - 9.2%

      BANKS - 0.2%

     10,400  Bank of America Corporation ...................                     474
                                                                           ---------

      DIVERSIFIED FINANCIALS - 6.3%

     67,225  American Express Company ......................                   3,578
     45,610  Citigroup Inc. ................................                   2,109
     27,645  Countrywide Financial Corporation .............                   1,067
      7,130  Goldman Sachs Group, Inc. .....................                     728
     15,726  JPMorgan Chase & Company ......................                     556
      2,600  Lehman Brothers Holdings Inc. .................                     258
     52,050  Merrill Lynch & Company, Inc. .................                   2,863
     68,135  Morgan Stanley ................................                   3,575
                                                                           ---------
                                                                              14,734
                                                                           ---------

      INSURANCE - 2.7%

     43,940  American International Group Inc. .............                   2,553
         34  Berkshire Hathaway, Inc., Class A+ ............                   2,839
      9,620  Prudential Financial, Inc. ....................                     632
      2,600  The Hartford Financial Services Group, Inc. ...                     194
                                                                           ---------
                                                                               6,218
                                                                           ---------
             Total Financials ..............................                  21,426
                                                                           ---------

     HEALTH CARE - 20.7%

      HEALTH CARE EQUIPMENT & SERVICES - 6.6%

      5,700  Aetna Inc. ....................................                     472
     33,840  Biomet, Inc. ..................................                   1,172
     33,785  Caremark Rx, Inc.+ ............................                   1,504
      3,020  Laboratory Corporation of America Holdings+ ...                     151
     87,545  Medtronic, Inc ................................                   4,534

                       See Notes to Financial Statements.

VT GROWTH FUND

June 30, 2005 (unaudited)

                                                                               VALUE
     SHARES                                                                   (000s)
     ------                                                                ------------
COMMON STOCKS - (CONTINUED)

     HEALTH CARE - (CONTINUED)

      HEALTH CARE EQUIPMENT & SERVICES - (CONTINUED)

     12,050  Millipore Corporation+ ........................               $     684
     15,840  Stryker Corporation ...........................                     753
     98,800  UnitedHealth Group Inc. .......................                   5,151
     24,485  Varian Medical Systems, Inc.+** ...............                     914
      5,210  Waters Corporation+ ...........................                     194
                                                                           ---------
                                                                              15,529
                                                                           ---------

      PHARMACEUTICALS & BIOTECHNOLOGY - 14.1%

     10,390  Abbott Laboratories ...........................                     509
    101,905  Amgen, Inc.+ ..................................                   6,161
     55,090  Biogen Idec Inc.+ .............................                   1,898
     67,250  Eli Lilly & Company ...........................                   3,747
     90,935  Genentech, Inc.+ ..............................                   7,300
      8,480  Gilead Sciences, Inc.+ ........................                     373
     61,400  Johnson & Johnson .............................                   3,991
     16,446  Merck & Company, Inc. .........................                     507
     30,844  Novartis AG ...................................                   1,465
    137,200  Pfizer Inc. ...................................                   3,784
     54,705  Sanofi-Aventis, ADR ...........................                   2,242
     28,682  Teva Pharmaceutical Industries Ltd.,
               Sponsored ADR ...............................                     893
                                                                           ---------
                                                                              32,870
                                                                           ---------
             Total Health Care .............................                  48,399
                                                                           ---------

     INDUSTRIALS - 8.6%

      CAPITAL GOODS - 6.8%

     12,300  3M Company ....................................                     889
     13,180  Empresa Brasileira de Aeronautica SA, ADR .....                     436
      2,200  General Dynamics Corporation ..................                     241
    251,978  General Electric Company ......................                   8,731
      9,900  Honeywell International Inc. ..................                     363
      8,670  Ingersoll-Rand Company, Class A ...............                     619
     11,360  Lockheed Martin Corporation ...................                     737
     21,730  Raytheon Company ..............................                     850
     75,875  Tyco International Ltd. .......................                   2,216
     13,680  United Technologies Corporation ...............                     702
                                                                           ---------
                                                                              15,784
                                                                           ---------

      COMMERCIAL SERVICES & SUPPLIES - 0.2%

     15,150  Waste Management Inc. .........................                     429
                                                                           ---------

      TRANSPORTATION - 1.6%

      7,190  Expeditors International of Washington, Inc. ..                     358
     43,590  FedEx Corporation .............................                   3,531
                                                                           ---------
                                                                               3,889
                                                                           ---------
             Total Industrials .............................                  20,102
                                                                           ---------

     INFORMATION TECHNOLOGY - 27.1%

      COMMUNICATIONS EQUIPMENT - 7.2%

    284,500  Cisco Systems, Inc.+ ..........................                   5,437
     81,800  Juniper Networks, Inc.+ .......................                   2,060
     83,890  Lucent Technologies Inc.+** ...................                     244
    343,150  Motorola, Inc. ................................                   6,266
     40,710  Nokia Oyj, Sponsored ADR ......................                     677
      6,900  QUALCOMM Inc. .................................                     228
     26,475  Research In Motion Ltd.+ ......................                   1,952
                                                                           ---------
                                                                              16,864
                                                                           ---------

      COMPUTERS & PERIPHERALS - 3.3%

    107,755  Dell Computer Corporation+ ....................                   4,257
     17,030  EMC Corporation+ ..............................                     234
     18,520  International Business Machines Corporation ...                   1,374
     25,315  Lexmark International, Inc.+ ..................                   1,641
     44,110  Sun Microsystems, Inc.+ .......................                     165
                                                                           ---------
                                                                               7,671
                                                                           ---------

      ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%

     18,740  Agilent Technologies, Inc.+ ...................                     431
     17,090  Ingram Micro Inc., Class A+ ...................                     268
      6,510  L-3 Communications Holdings, Inc. .............                     499
     16,420  PerkinElmer, Inc. .............................                     310
     13,870  Tektronix, Inc. ...............................                     323
                                                                           ---------
                                                                               1,831
                                                                           ---------

      INTERNET SOFTWARE & SERVICES - 2.0%

     52,100  Akamai Technologies, Inc.+ ....................                     684
    111,635  Yahoo! Inc.+ ..................................                   3,868
                                                                           ---------
                                                                               4,552
                                                                           ---------

      IT SERVICES - 0.3%

     18,600  Automatic Data Processing, Inc. ...............                     781
                                                                           ---------

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.6%

      7,390  Altera Corporation+ ...........................                     146
      9,840  Analog Devices, Inc. ..........................                     367
     23,600  Broadcom Corporation, Class A+ ................                     838
      3,700  Fairchild Semiconductor International, Inc.+ ..                      55
    223,060  Intel Corporation .............................                   5,813
      5,008  Samsung Electronics Company Ltd., GDR . .......                   1,197
    274,713  Texas Instruments Inc. ........................                   7,711
     59,509  Xilinx, Inc. ..................................                   1,518
                                                                           ---------
                                                                              17,645
                                                                           ---------

      SOFTWARE - 5.9%

     25,360  Adobe Systems Inc. ............................                     726
      8,600  Autodesk, Inc. ................................                     295
     17,990  Cadence Design Systems, Inc.+ .................                     246
      8,820  Citrix Systems, Inc.+ .........................                     191
     21,200  Electronic Arts Inc.+ .........................                   1,200
      9,800  Mercury Interactive Corporation+** ............                     376
    323,978  Microsoft Corporation .........................                   8,048
     76,900  Red Hat, Inc.+ ................................                   1,007

                       See Notes to Financial Statements.

VT GROWTH FUND

June 30, 2005 (unaudited)

                                                                               VALUE
     SHARES                                                                   (000s)
     ------                                                                ------------
COMMON STOCKS - (CONTINUED)

     SOFTWARE - (CONTINUED)

     38,315  SAP AG, Sponsored ADR .........................               $   1,659
                                                                           ---------
                                                                              13,748
                                                                           ---------
             Total Information Technology ..................                  63,092
                                                                           ---------

     MATERIALS - 1.6%

     10,140  Air Products & Chemicals, Inc. ................                     611
     19,590  E.I. du Pont de Nemours & Company .............                     843
     18,730  Praxair, Inc. .................................                     873
     11,440  Rio Tinto PLC, Sponsored ADR ..................                   1,395
                                                                           ---------
             Total Materials ...............................                   3,722
                                                                           ---------

     TELECOMMUNICATION SERVICES - 0.7%

     56,235  China Mobile (Hong Kong) Ltd. .................                   1,045
     20,170  Sprint Corporation-FON Group ..................                     506
                                                                           ---------
             Total Telecommunication Services ..............                   1,551
                                                                           ---------
             Total Common Stocks
               (Cost $212,687) .............................                 232,561
                                                                           ---------

 PRINCIPAL
  AMOUNT
  (000s)
 ---------
  REPURCHASE AGREEMENT - 0.5%
    (Cost $1,042)
$     1,042  Agreement with Morgan Stanley, 2.850%
               dated 06/30/2005, to be repurchased
               at $1,042,000 on 07/01/2005
               (Collateralized by U.S. Treasury Note,
               2.000% due 01/15/2014, market value
               $1,075,000) .................................                   1,042
                                                                           ---------
  SHORT-TERM INVESTMENT - 2.9%
    (Cost $6,813)
      6,813  Mellon GSL DBT II
               Collateral Fund++ ...........................                   6,813
                                                                           ---------
TOTAL INVESTMENTS (Cost $220,542*) .........................     103.1%      240,416
OTHER ASSETS (LIABILITIES)(NET) ............................      (3.1)       (7,210)
                                                                 -----     ---------
NET ASSETS .................................................     100.0%    $ 233,206
                                                                 =====     =========

--------------
*     Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at June 30, 2005, and have an aggregate market value of $6,463,000, representing 2.8% of the total net assets of the Fund (Collateral Value $6,813,000).

+     Non-income producing security.

++ Represents investment purchased with cash collateral for securities loaned.

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
                    FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                              CONTRACTS TO RECEIVE
                                     (000s)

                                                                              NET
                                                                          UNREALIZED
EXPIRATION          LOCAL             VALUE IN         IN EXCHANGE       DEPRECIATION
   DATE           CURRENCY             U.S. $           FOR U.S. $       OF CONTRACTS
----------        --------            --------         -----------       ------------
07/15/2005         EUR 140              170                183           $       (13)
09/09/2005         EUR  40               49                 52                    (3)
                                                                         -----------
                                                                         $       (16)
                                                                         -----------

                   FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                              CONTRACTS TO DELIVER
                                     (000s)


                                                                             NET
                                                                          UNREALIZED
EXPIRATION          LOCAL             VALUE IN         IN EXCHANGE       APPRECIATION
   DATE           CURRENCY             U.S. $           FOR U.S. $       OF CONTRACTS
----------        --------            --------         -----------       ------------
07/15/2005         EUR 140               170                181          $        11
09/09/2005         EUR  40                49                 53                    4
                                                                         -----------
                                                                         $        15
                                                                         -----------
Net Unrealized Depreciation of Forward Foreign
  Currency Contracts .............................................       $        (1)
                                                                         ===========

                                GLOSSARY OF TERMS

ADR    --   American Depositary Receipt

EUR    --   EURO

GDR    --   Global Depositary Receipt

                       See Notes to Financial Statements.

Portfolio of Investments

VT SMALL CAP VALUE FUND

June 30, 2005 (unaudited)

                                                                               VALUE
     SHARES                                                                   (000s)
     ------                                                                ------------
COMMON STOCKS - 79.9%

     CONSUMER DISCRETIONARY - 9.0%

      AUTOMOBILES & COMPONENTS - 1.9%

     51,300  Tenneco Automotive, Inc.+ .....................               $     854
                                                                           ---------

      CONSUMER DURABLES & APPAREL - 0.6%

      9,900  Kellwood Company ..............................                     266
                                                                           ---------

      MEDIA - 2.6%

     15,700  Carmike Cinemas, Inc. .........................                     482
     39,500  Reader's Digest Association, Inc. .............                     652
                                                                           ---------
                                                                               1,134
                                                                           ---------

      RETAILING - 3.9%

     28,900  Movie Gallery, Inc. ...........................                     764
      4,600  Neiman Marcus Group, Inc., Class A ............                     446
     13,400  RC2 Corporation+ ..............................                     503
                                                                           ---------
                                                                               1,713
                                                                           ---------
             Total Consumer Discretionary ..................                   3,967
                                                                           ---------

     CONSUMER STAPLES - 5.0%

      FOOD & STAPLES RETAILING - 2.7%

     22,500  Fresh Del Monte Produce, Inc. (F) .............                     606
     25,000  John B. Sanfilippo & Son, Inc.+ ...............                     576
                                                                           ---------
                                                                               1,182
                                                                           ---------

      FOOD, BEVERAGE & TOBACCO - 0.0%***

      1,900  National Beverage Corporation+ ................                      15
                                                                           ---------

      HOUSEHOLD & PERSONAL PRODUCTS - 2.3%

      9,700  Central Garden & Pet Company+ .................                     476
     10,100  Jarden Corporation+** .........................                     545
                                                                           ---------
                                                                               1,021
                                                                           ---------
             Total Consumer Staples ........................                   2,218
                                                                           ---------

     ENERGY - 9.4%

     23,600  Cimarex Energy Company+ .......................                     918
     28,100  Comstock Resources, Inc.+ .....................                     711
     13,700  Encore Acquisition Company+ ...................                     562
     24,700  St. Mary Land & Exploration Company ...........                     716
     13,600  Stone Energy Corporation+ .....................                     665
     13,100  Tesoro Corporation ............................                     609
                                                                           ---------
             Total Energy ..................................                   4,181
                                                                           ---------

     FINANCIALS - 10.8%

      BANKS - 5.2%

     16,380  Capital Corporation of the West ...............                     455
     24,000  Dime Community Bancshares .....................                     365
     24,800  Flagstar Bancorp, Inc.** ......................                     470
     37,640  Oriental Financial Group, Inc. ................                     574
     18,210  U.S.B. Holding Company, Inc. ..................                     426
                                                                           ---------
                                                                               2,290
                                                                           ---------

      INSURANCE - 5.6%

     20,100  Navigators Group, Inc.+ .......................                     695
     13,300  Safety Insurance Group, Inc. ..................                     449
      6,400  State Auto Financial Corporation ..............                     199
     15,700  Stewart Information Services Corporation ......                     659
     10,700  United Fire & Casualty Company ................                     475
                                                                           ---------
                                                                               2,477
                                                                           ---------
             Total Financials ..............................                   4,767
                                                                           ---------

     HEALTH CARE - 6.7%

      HEALTH CARE EQUIPMENT & SERVICES - 2.2%

    131,100  Gene Logic, Inc.+ .............................                     434
     14,000  Kindred Healthcare, Inc.+ .....................                     555
                                                                           ---------
                                                                                 989
                                                                           ---------

      PHARMACEUTICALS & BIOTECHNOLOGY - 4.5%

     23,900  Andrx Corporation+ ............................                     485
     47,700  Bradley Pharmaceuticals, Inc.+** ..............                     513
     11,400  Kos Pharmaceuticals, Inc.+ ....................                     747
     45,100  Lannett Company, Inc.+ ........................                     235
                                                                           ---------
                                                                               1,980
                                                                           ---------
             Total Health Care .............................                   2,969
                                                                           ---------

     INDUSTRIALS - 15.4%

      CAPITAL GOODS - 4.3%

     21,600  Cubic Corporation .............................                     383
     13,800  DRS Technologies, Inc. ........................                     708
     20,200  Griffon Corporation+** ........................                     448
     17,800  Lennox International, Inc. ....................                     377
                                                                           ---------
                                                                               1,916
                                                                           ---------

      COMMERCIAL SERVICES & SUPPLIES - 1.6%

     30,500  Duratek, Inc.+ ................................                     707
                                                                           ---------

      TRANSPORTATION - 9.5%

     15,400  Alaska Air Group, Inc.+ .......................                     458
     50,500  AMR Corporation+** ............................                     612
     40,900  Continental Airlines, Inc., Class B+** ........                     543
     12,900  Dampskibsselskabet Torm A/S, ADR ..............                     693
    100,100  Delta Air Lines, Inc.+** ......................                     376
     14,700  Genesee & Wyoming Inc., Class A+ ..............                     400
    135,000  Northwest Airlines Corporation+ ...............                     616
     27,300  OMI Corporation ...............................                     519
                                                                           ---------
                                                                               4,217
                                                                           ---------
             Total Industrials .............................                   6,840
                                                                           ---------

     INFORMATION TECHNOLOGY - 9.0%

      COMPUTERS & PERIPHERALS - 1.4%

     16,300  Hutchinson Technology, Inc.+** ................                     627
                                                                           ---------

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%

     76,600  Axcelis Technologies, Inc.+ ...................                     525
     73,900  Credence Systems Corporation+ .................                     669
     50,000  OmniVision Technologies, Inc.+** ..............                     680
                                                                           ---------
                                                                               1,874
                                                                           ---------

                       See Notes to Financial Statements.

VT SMALL CAP VALUE FUND

June 30, 2005 (unaudited)

                                                                               VALUE
     SHARES                                                                   (000s)
     ------                                                                ------------
COMMON STOCKS - (CONTINUED)

     INFORMATION TECHNOLOGY - (CONTINUED)

      SOFTWARE - 3.3%

    201,100  Atari, Inc.+ ..................................               $     559
    104,800  Geac Computer Corporation Ltd. (F)+ ...........                     913
                                                                           ---------
                                                                               1,472
                                                                           ---------
             Total Information Technology ..................                   3,973
                                                                           ---------

     MATERIALS - 11.3%

     26,900  Century Aluminum Company+ .....................                     549
     31,100  Goldcorp Inc.** ...............................                     491
      8,400  Headwaters, Inc.+ .............................                     289
     27,600  Inmet Mining Corporation+ .....................                     357
    395,200  Kingsgate Consolidated Ltd. ...................                     854
     48,000  Metal Management, Inc. ........................                     929
    454,300  Minara Resources Ltd. .........................                     719
     57,700  Randgold Resources Ltd., ADR+** ...............                     811
                                                                           ---------
             Total Materials ...............................                   4,999
                                                                           ---------

     TELECOMMUNICATION SERVICES - 2.4%

     27,200  Asia Satellite Telecommunications Holdings
               Ltd., Sponsored ADR .........................                     479
     19,700  USA Mobility, Inc.+ ...........................                     578
                                                                           ---------
             Total Telecommunication Services ............ ..                  1,057
                                                                           ---------

     UTILITIES - 0.9%

     11,400  Suburban Propane Partners LP** ................                     408
                                                                           ---------
             Total Common Stocks
               (Cost $30,389) ..............................                  35,379
                                                                           ---------

CANADIAN INCOME TRUSTS - 7.5%

      ENERGY - 3.9%

     22,400  Bonavista Energy Trust ........................                     568
     13,700  Harvest Energy Trust ..........................                     303
        500  Peyto Energy Trust ............................                      12
     32,800  Vermilion Energy Trust ........................                     625
     11,200  Zargon Energy Trust ...........................                     229
                                                                           ---------
                                                                               1,737
                                                                           ---------

      FOOD, BEVERAGE & TOBACCO - 1.6% ......................

     56,500  Connors Brothers Income Fund ..................                     696
                                                                           ---------

      MATERIALS - 2.0%

      5,100  Fording Canadian Coal Trust** .................                     470
     34,800  TimberWest Forest Corporation .................                     419
                                                                           ---------
                                                                                 889
                                                                           ---------
             Total Canadian Income Trusts
              (Cost $2,540) ................................                   3,322
                                                                           ---------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.7%

      4,500  Alexandria Real Estate Equities, Inc. .........                     330
     13,300  Entertainment Properties Trust ................                     612
     38,200  Equity Inns, Inc. .............................                     508
      7,000  Sovran Self Storage, Inc. .....................                     318
     30,600  Winston Hotels, Inc. ..........................                     345
                                                                           ---------
             Total REITs
               (Cost $1,539) ...............................                   2,113
                                                                           ---------

                                                                             VALUE
   CONTRACTS                                                                 (000s)
   ---------                                                               ---------
PURCHASED PUT OPTIONS - 2.5%

        364  iShares Russell 2000 Index,
               Expires January 2006 @ $95 ...................              $       9
      1,410  iShares Russell 2000 Index,
               Expires January 2007 @ $110 ..................                    356
      3,950  iShares Russell 2000 Index,
               Expires January 2007 @ $95 ...................                    504
      3,100  NASDAQ-100 Index,
               Expires January 2007 @ $29 ...................                    232
                                                                           ---------
             Total Purchased Put Options
               (Cost $2,092) ................................                  1,101
                                                                           ---------

 PRINCIPAL
  AMOUNT
  (000s)
----------
REPURCHASE AGREEMENT - 3.7%
  (Cost $1,630)

$     1,630  Agreement with Morgan Stanley, 2.850% dated
               06/30/2005, to be repurchased at $1,630,000
               on 07/01/2005 (Collateralized by U.S.
               Treasury Note, 2.000% due 01/15/2014, market
               value $1,681,000) ...............................               1,630
                                                                           ---------

SHORT-TERM INVESTMENT - 9.2%
  (Cost $4,076)

      4,076  Mellon GSL DBT II
               Collateral Fund++ ...............................               4,076
                                                                           ---------
TOTAL INVESTMENTS (Cost $42,266*) ..............................   107.5%     47,621

OTHER ASSETS (LIABILITIES) (NET) ...............................    (7.5)     (3,339)
                                                                   -----   ---------
NET ASSETS .....................................................   100.0%  $  44,282
                                                                   =====   =========


-----------------
*     Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at June 30, 2005, and have an aggregate market value of $3,858,000 representing 8.7% of the total net assets of the Fund (Collateral Value $4,076,000).

***   Amount represents less than 0.01% of the total net assets of the Fund.

+     Non-income producing security.

++ Represents investment purchased with cash collateral for securities loaned.

                                GLOSSARY OF TERMS

ADR   --     American Depositary Receipt

(F)   --     Foreign Shares

                       See Notes to Financial Statements.

Portfolio of Investments

VT SMALL CAP GROWTH FUND

June 30, 2005 (unaudited)

                                                                         VALUE
         SHARES                                                         (000s)
         ------                                                       ----------
COMMON STOCKS - 95.3%
     CONSUMER DISCRETIONARY - 15.5%
          CONSUMER DURABLES & APPAREL - 4.6%
          5,100  Carter's, Inc.+................................      $      298
          6,338  Charles & Colvard Ltd.**.......................             156
         24,800  Coach, Inc.+...................................             832
         13,700  Desarrolladora Homex SA de CV, ADR+............             376
         14,988  Warnaco Group, Inc.+...........................             348
                                                                      ----------
                                                                           2,010
                                                                      ----------

          CONSUMER SERVICES - 3.8%
            800  BJ's Restaurants Inc.+.........................              16
         10,256  Cheesecake Factory, Inc.+......................             356
          9,050  Ctrip.com International Ltd., ADR+.............             461
          4,346  Four Seasons Hotels, Inc. .....................             287
          8,051  RARE Hospitality International, Inc.+..........             245
         10,669  Sonic Corporation+.............................             326
                                                                      ----------
                                                                           1,691
                                                                      ----------

          RETAILING - 7.1%
          7,787  America's Car-Mart, Inc.+......................             175
         23,593  Audible, Inc.+.................................             410
          7,098  Blue Nile, Inc.+...............................             232
          7,450  Build-A-Bear-Workshop, Inc.+**.................             175
          6,483  Guitar Center, Inc.+**.........................             378
         15,315  Hibbett Sporting Goods, Inc.+..................             580
          8,467  Stamps.com, Inc.+..............................             159
          4,903  Tractor Supply Company+........................             241
         13,938  Urban Outfitters, Inc.+........................             790
                                                                      ----------
                                                                           3,140
                                                                      ----------
                 Total Consumer Discretionary...................           6,841
                                                                      ----------

     CONSUMER STAPLES - 3.5%
          FOOD & STAPLES RETAILING - 1.3%
         15,948  Central European Distribution Corporation+.....             596
                                                                      ----------

          FOOD, BEVERAGE & TOBACCO - 0.9%
          4,725  Hansen Natural Corporation+**..................             400
                                                                      ----------

          HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
          9,095  Parlux Fragrances, Inc.+**.....................             252
          7,595  USANA Health Sciences, Inc.+...................             321
                                                                      ----------
                                                                             573
                                                                      ----------
                 Total Consumer Staples.........................           1,569
                                                                      ----------

         ENERGY - 4.0%
         11,500  ATP Oil & Gas Corporation+.....................             269
         37,743  Carrizo Oil & Gas, Inc.+.......................             644
         19,236  Veritas DGC, Inc.+.............................             534
          8,359  Whiting Petroleum Corporation+.................             303
                                                                      ----------
                 Total Energy...................................           1,750
                                                                      ----------

     FINANCIALS - 5.0%
          BANKS - 3.2%
         11,242  Brookline Bancorp, Inc. .......................             183
          3,493  Downey Financial Corporation**.................             256
          2,872  Mercantile Bank Corporation....................             126
         11,200  Signature Bank+................................             273
         11,100  Westcorp.......................................             582
                                                                      ----------
                                                                           1,420
                                                                      ----------

          DIVERSIFIED FINANCIALS - 0.4%
          9,100  First Cash Financial Services, Inc.+...........             194
                                                                      ----------

          INSURANCE - 1.4%
         10,324  Delphi Financial Group, Inc., Class A..........             456
          7,042  Hub International Ltd. ........................             137
                                                                      ----------
                                                                             593
                                                                      ----------
                 Total Financials...............................           2,207
                                                                      ----------

     HEALTH CARE - 28.6%
          HEALTH CARE EQUIPMENT & SERVICES - 15.8%
            400  Adeza Biomedical Corporation+..................               7
          7,700  Advisory Board Company+........................             375
         26,194  Align Technology, Inc.+**......................             193
          5,478  American Healthways, Inc.+.....................             232
         15,900  Animas Corporation+**..........................             320
         10,388  ArthroCare Corporation+........................             363
          8,227  Aspect Medical Systems, Inc.+..................             245
          7,214  Centene Corporation+...........................             242
         21,254  Conceptus, Inc.+...............................             120
          7,696  Conor Medsystems, Inc.+........................             118
          8,050  HealthExtras, Inc.+............................             162
          7,148  Hologic, Inc.+.................................             284
          9,300  Immucor, Inc.+.................................             269
         15,498  IntraLase Corporation+**.......................             304
          6,086  Kensey Nash Corporation+.......................             184
         11,748  Kyphon, Inc.+..................................             409
          8,750  Laserscope+**..................................             363
         14,339  LCA-Vision, Inc. ..............................             695
          9,259  LHC Group, Inc.+...............................             168
         12,850  Merge Technologies, Inc.+......................             241
         16,413  SFBC International, Inc.+......................             634
          5,142  Shamir Optical Industry Ltd.+..................              83
          9,001  Syneron Medical Ltd.+..........................             329
         20,266  Ventiv Health, Inc.+...........................             391
         18,100  VNUS Medical Technologies, Inc.+...............             218
                                                                      ----------
                                                                           6,949
                                                                      ----------

          PHARMACEUTICALS & BIOTECHNOLOGY - 12.8%
         15,800  Amylin Pharmaceuticals, Inc.+**................             331
         17,200  Anika Therapeutics, Inc.+......................             198
         20,966  CV Therapeutics, Inc.+**.......................             470
          7,900  Digene Corporation+............................             219
         21,900  Dyax Corporation+..............................             103
         19,200  Encysive Pharmaceuticals, Inc.+................             208

                       See Notes to Financial Statements.

VT SMALL CAP GROWTH FUND

June 30, 2005 (unaudited)

                                                                         VALUE
         SHARES                                                         (000s)
         ------                                                       ----------
COMMON STOCKS - (CONTINUED)
     HEALTH CARE - (CONTINUED)
          PHARMACEUTICALS & BIOTECHNOLOGY - (CONTINUED)
         28,000  Isolagen, Inc.+**................................    $      115
         13,250  Kos Pharmaceuticals, Inc.+.......................           868
         32,404  LifeCell Corporation+............................           512
          6,999  Medicis Pharmaceutical Corporation,
                 Class A**........................................           222
         11,738  MGI Pharma, Inc.+**..............................           255
         23,169  Nektar Therapeutics+.............................           390
         14,889  POZEN, Inc.+.....................................           122
         15,802  Protein Design Labs, Inc.+**.....................           319
         10,100  Rigel Pharmaceuticals, Inc.+.....................           201
         15,137  Salix Pharmaceuticals Ltd.+......................           267
          6,300  SeraCare Life Sciences, Inc.+....................            88
         15,783  United Therapeutics Corporation+.................           761
                                                                      ----------
                                                                           5,649
                                                                      ----------
                 Total Health Care................................        12,598
                                                                      ----------

     INDUSTRIALS - 10.7%
          CAPITAL GOODS - 6.4%
         10,363  A.S.V., Inc.+....................................           420
          5,748  American Science & Engineering, Inc.+............           255
         20,414  Ceradyne, Inc.+..................................           491
          7,522  Engineered Support Systems, Inc. ................           270
          9,133  Lincoln Electric Holdings, Inc. .................           303
          8,394  MTC Technologies, Inc.+..........................           309
          8,200  NCI Building Systems, Inc.+......................           269
          5,400  Trex Company, Inc.+..............................           139
         21,501  TurboChef Technologies, Inc.+**..................           385
                                                                      ----------
                                                                           2,841
                                                                      ----------

          COMMERCIAL SERVICES & SUPPLIES - 2.9%
         13,565  Collectors Universe, Inc.+.......................           238
          5,426  CRA International Inc.+..........................           292
          1,000  LECG Corporation+................................            21
          6,335  Portfolio Recovery Associates, Inc.+.............           266
         14,248  Resources Connection, Inc.+......................           331
          6,959  TRM Corporation+.................................           117
                                                                      ----------
                                                                           1,265
                                                                      ----------

          TRANSPORTATION - 1.4%
         10,200  Knight Transportation, Inc. .....................           248
          6,601  Old Dominion Freight Line, Inc.+.................           177
         10,805  Universal Truckload Services, Inc.+..............           183
                                                                      ----------
                                                                             608
                                                                      ----------
                 Total Industrials................................         4,714
                                                                      ----------

     INFORMATION TECHNOLOGY - 26.8%
          COMMUNICATIONS EQUIPMENT - 4.8%
         31,550  AudioCodes Ltd.+.................................           314
         38,882  Glenayre Technologies, Inc.+.....................           147
         26,867  Ixia+............................................           522
         26,500  NMS Communications Corporation+..................            76
         19,821  Openwave Systems Inc.+**.........................           325
         11,917  Orckit Communications Ltd.+......................           315
         12,542  SafeNet, Inc.+...................................           427
                                                                      ----------
                                                                           2,126
                                                                      ----------

          COMPUTERS & PERIPHERALS - 1.5%
          5,910  Hutchinson Technology, Inc.+**...................           228
         12,300  M-Systems Flash Disk Pioneers Ltd.+..............           236
          9,000  Synaptics, Inc.+.................................           192
                                                                      ----------
                                                                             656
                                                                      ----------

          ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
         19,344  Merix Corporation+...............................           113
                                                                      ----------

          INTERNET SOFTWARE & SERVICES - 8.7%
         24,526  Akamai Technologies, Inc.+.......................           322
         72,889  aQuantive, Inc.+**...............................         1,292
          4,145  Digital River, Inc.+.............................           132
         13,397  Greenfield Online, Inc.+.........................           163
         30,932  Interwoven, Inc.+................................           233
         38,630  iVillage, Inc.+..................................           231
         33,400  Jupitermedia Corporation+........................           572
         19,636  Marchex, Inc., Class B+**........................           295
         39,378  MatrixOne, Inc.+.................................           197
         30,903  ValueClick, Inc.+................................           381
                                                                      ----------
                                                                           3,818
                                                                      ----------

          IT SERVICES - 1.9%
         19,985  Euronet Worldwide, Inc.+.........................           581
         22,650  RightNow Technologies, Inc.+.....................           272
                                                                      ----------
                                                                             853
                                                                      ----------

          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.2%
          9,400  Cymer, Inc.+**...................................           248
         14,600  Integrated Device Technology, Inc.+..............           157
         25,525  Mattson Technology, Inc.+........................           183
         27,363  O2Micro International Ltd.+......................           384
         11,595  Power Integrations, Inc.+........................           250
         32,822  PowerDsine Ltd.+.................................           328
         11,600  Silicon Motion Technology Corporation,
                 ADR+.............................................           122
         15,400  SiRF Technology Holdings, Inc.+..................           272
         14,689  Skyworks Solutions, Inc.+........................           108
         20,525  Tessera Technologies, Inc.+......................           686
                                                                      ----------
                                                                           2,738
                                                                      ----------

          SOFTWARE - 3.4%
         22,152  Agile Software Corporation+......................           140
         10,221  Concur Technologies, Inc.+.......................           108
          8,423  Manhattan Associates, Inc.+**....................           162
         22,836  Online Resources Corporation+....................           258
         16,303  PDF Solutions, Inc.+.............................           214
          4,973  Sonic Solutions+.................................            92
         26,978  SupportSoft, Inc.+...............................           140

                       See Notes to Financial Statements.

VT SMALL CAP GROWTH FUND

June 30, 2005 (unaudited)

                                                                         VALUE
        SHARES                                                          (000s)
        ------                                                        ----------
COMMON STOCKS - (CONTINUED)
     INFORMATION TECHNOLOGY - (CONTINUED)
          SOFTWARE - (CONTINUED)
          6,115  TALX Corporation...............................      $      177
         32,500  TIBCO Software Inc.+...........................             212
                                                                      ----------
                                                                           1,503
                                                                      ----------
                 Total Information Technology...................          11,807
                                                                      ----------

     TELECOMMUNICATION SERVICES - 1.2%
          7,986  Inphonic, Inc.+**..............................             123
         14,760  JAMDAT Mobile Inc.+**..........................             408
                                                                      ----------
                 Total Telecommunication Services...............             531
                                                                      ----------
                 Total Common Stocks
                 (Cost $38,629).................................          42,017
                                                                      ----------

REAL ESTATE INVESTMENT TRUST (REIT) - 0.4%
 (Cost $163)
          6,150  RAIT Investment Trust..........................             184
                                                                      ----------

      PRINCIPAL
        AMOUNT
        (000s)
      ---------
REPURCHASE AGREEMENT - 4.5%
 (Cost $1,956)
$         1,956  Agreement with Morgan Stanley,
                    2.850% dated 06/30/2005, to
                    be repurchased at $1,956,000
                    on 07/01/2005 (Collateralized
                    by U.S. Treasury Note, 2.000%
                    due 01/15/2014, market value
                    $2,017,000).....................                       1,956
                                                                      ----------

SHORT-TERM INVESTMENT - 16.2%
 (Cost $7,145)
          7,145  Mellon GSL DBT II
                    Collateral Fund++...............                       7,145
                                                                      ----------
TOTAL INVESTMENTS (Cost $47,893*)...................        116.4%        51,302
OTHER ASSETS (LIABILITIES) (NET)....................        (16.4)        (7,217)
                                                            -----     ----------
NET ASSETS..........................................        100.0%    $   44,085
                                                            =====     ==========

-----------------
*     Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at June 30, 2005, and have an aggregate market value of $6,853,000, representing 15.5% of the total net assets of the Fund (Collateral Value $7,145,000).

+     Non-income producing security.

++ Represents investment purchased with cash collateral for securities loaned.

                                GLOSSARY OF TERMS

ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

Portfolio of Investments

VT INTERNATIONAL GROWTH FUND

June 30, 2005 (unaudited)

                                                                         VALUE
       SHARES                                                           (000s)
       ------                                                         ----------
COMMON STOCKS - 96.7%
      JAPAN - 24.4% ****
        6,900  Advantest Corporation**.........................       $      510
       38,000  AEON Company Ltd. ..............................              579
        1,845  Aiful Corporation...............................              138
        9,000  Astellas Pharma Inc. ...........................              308
        6,000  Bridgestone Corporation**.......................              116
        6,900  Canon Inc.**....................................              363
        5,800  Chubu Electric Power Company Inc.**.............              139
        4,700  Daito Trust Construction Company, Ltd. .........              176
       15,000  Daiwa House Industry Company Ltd. ..............              172
           31  East Japan Railway Company......................              159
        9,100  FANUC Ltd. .....................................              578
       38,000  Furukawa Electric Company Ltd.+.................              147
        2,900  Hirose Electric Company Ltd. ...................              319
        2,100  Hoya Corporation................................              242
       25,000  Japan Airlines Corporation**....................               67
       16,900  Kansai Electric Power Company Inc. .............              340
        8,000  Kao Corporation.................................              189
           43  Millea Holdings, Inc. ..........................              578
       38,700  Mitsubishi Corporation**........................              526
       90,000  Mitsubishi Estate Company Ltd. .................              991
           69  Mitsubishi Tokyo Financial Group, Inc.**........              585
       23,000  Mitsui & Company, Ltd.**........................              218
       11,000  Mitsui Fudosan Company Ltd. ....................              123
       24,000  Mitsui Sumitomo Insurance Company Ltd. .........              216
           72  Mizuho Financial Group, Inc. ...................              326
        3,300  Murata Manufacturing Company Ltd. ..............              168
       33,000  NEC Corporation.................................              179
        2,000  Nidec Corporation...............................              212
       12,000  Nikon Corporation**.............................              136
        2,100  Nintendo Company Ltd. ..........................              220
       13,000  Nippon Electric Glass Company, Ltd. ............              196
          155  Nippon Telegraph & Telephone Corporation........              664
       75,000  Nissan Motor Company Ltd.**.....................              743
        4,400  Nitto Denko Corporation.........................              252
        7,000  OMRON Corporation...............................              154
        4,800  ORIX Corporation................................              720
       17,000  Ricoh Company, Ltd. ............................              266
        3,500  Rohm Company Ltd. ..............................              338
       22,600  Sankyo Company Ltd.**...........................              434
       22,000  Sekisui House Ltd.**............................              222
        1,600  Shimamura Company Ltd. .........................              135
        2,700  Shin-Etsu Chemical Company Ltd. ................              102
        4,800  SMC Corporation.................................              524
       14,800  SOFTBANK Corporation**..........................              580
       22,000  Sompo Japan Insurance Inc. .....................              222
        4,442  Sony Corporation................................              153
       14,000  Sumitomo Chemical Company Ltd. .................               64
       62,000  Sumitomo Corporation............................              497
          273  Sumitomo Mitsui Financial Group, Inc.**.........            1,846
       54,500  Suzuki Motor Corporation........................              856
        3,200  T&D Holdings, Inc. .............................              151
       10,100  Takeda Pharmaceutical Company Ltd. .............              501
        2,300  TDK Corporation.................................              157
       10,300  Tokyo Electron Ltd. ............................              545
       56,000  TOKYO GAS Company Ltd.**........................              210
        4,900  Toyota Motor Corporation........................              175
        3,000  Trend Micro Inc. ...............................              107
          228  UFJ Holdings, Inc.+.............................            1,188
        3,400  Unicharm Corporation............................              137
           72  Yahoo! Japan Corporation........................              151
        6,200  Yamada Denki Company, Ltd. .....................              357
       34,200  Yamato Transport Company Ltd. ..................              475
                                                                      ----------
                                                                          22,142
                                                                      ----------

      UNITED KINGDOM - 14.5%
        7,400  Anglo American PLC..............................              174
       31,000  ARM Holdings PLC................................               63
       38,600  AstraZeneca PLC.................................            1,598
          800  AstraZeneca PLC (F).............................               33
       14,637  BHP Billiton PLC................................              187
       29,200  Bradford & Bingley PLC..........................              171
        9,400  Brambles Industries PLC.........................               52
       18,400  Diageo PLC......................................              271
       14,900  Hanson PLC......................................              143
       72,800  HBOS PLC........................................            1,122
       31,800  HSBC Holdings PLC...............................              507
       15,600  Johnston Press PLC..............................              134
       37,200  Lloyds TSB Group PLC............................              315
       14,500  National Grid Transco PLC.......................              141
       12,000  Northern Rock PLC...............................              171
       56,300  Pearson PLC.....................................              663
        5,500  Reckitt Benckiser PLC...........................              162
       57,500  Reed Elsevier PLC...............................              551
       27,700  Rolls-Royce Group PLC+..........................              143
       49,900  Royal Bank of Scotland Group PLC++..............            1,507
       13,300  Scottish & Southern Energy PLC..................              241
       34,300  Shell Transport & Trading Company PLC...........              334
       31,000  Standard Chartered PLC..........................              567
       31,000  Tesco PLC.......................................              177
       63,000  TI Automotive Ltd., Class A+....................                0***
       52,700  Unilever PLC....................................              509
    1,152,398  Vodafone Group PLC..............................            2,808
       10,600  Wolseley PLC....................................              223
        9,400  Xstrata PLC.....................................              181
                                                                      ----------
                                                                          13,148
                                                                      ----------

      FRANCE - 10.0%
        8,800  Accor SA........................................              413
        8,200  AXA.............................................              205
       22,800  BNP Paribas SA..................................            1,564
       23,500  Bouygues SA++...................................              974
        3,500  Carrefour SA....................................              170
        3,000  Compagnie Generale des Etablissements
               Michelin, Class B**.............................              183
        3,500  Dassault Systemes SA**..........................              170
        2,000  Essilor International SA........................              137

                       See Notes to Financial Statements.

VT INTERNATIONAL GROWTH FUND

June 30, 2005 (unaudited)

                                                                         VALUE
     SHARES                                                             (000s)
     ------                                                           ----------
COMMON STOCKS - (CONTINUED)
     FRANCE - (CONTINUED)
      5,400  Groupe Danone......................................      $      475
      1,840  L'Air Liquide SA...................................             314
      3,900  L'Oreal SA.........................................             280
      2,200  Lafarge SA.........................................             201
     28,900  Sanofi-Aventis.....................................           2,375
      1,333  Sanofi-Aventis (F).................................             110
      9,800  Schneider Electric SA..............................             739
      2,500  Societe Generale Group**...........................             254
      8,900  STMicroelectronics NV..............................             143
        800  Total SA...........................................             188
      5,900  Vivendi Universal SA...............................             186
                                                                      ----------
                                                                           9,081
                                                                      ----------

     NETHERLANDS - 9.3%
     48,682  ABN AMRO Holding NV................................           1,199
     43,437  AEGON NV...........................................             563
      5,100  Euronext NV........................................             173
      6,250  Heineken Holding NV................................             175
     27,700  Heineken NV........................................             856
     25,231  ING Groep NV.......................................             713
    125,800  Koninklijke (Royal) KPN NV.........................           1,056
      5,300  Koninklijke (Royal) Numico NV+.....................             212
     18,000  Reed Elsevier NV...................................             251
     32,900  Royal Dutch Petroleum Company......................           2,150
      2,900  Royal Dutch Petroleum Company (F)..................             188
      6,500  TNT NV.............................................             165
      5,700  Unilever NV........................................             370
     12,026  VNU NV.............................................             336
                                                                      ----------
                                                                           8,407
                                                                      ----------

     SWITZERLAND - 8.7%
      3,000  Adecco SA**........................................             137
     28,783  Compagnie Financiere Richemont AG, A
             Units+**...........................................             968
     14,326  Credit Suisse Group................................             565
     17,812  Holcim Ltd. .......................................           1,084
      3,981  Nestle SA..........................................           1,019
     33,065  Novartis AG........................................           1,575
      5,253  Roche Holding AG-Genusschein.......................             665
     11,526  Swiss Reinsurance Company..........................             709
      1,490  Swisscom AG........................................             486
      1,548  Syngenta AG........................................             159
      1,700  Synthes, Inc. .....................................             187
      4,753  UBS AG.............................................             371
                                                                      ----------
                                                                           7,925
                                                                      ----------

     GERMANY - 6.1%
      5,400  Allianz AG**.......................................             621
     11,500  Bayer AG**.........................................             384
     13,900  Bayerische Hypo-und Vereinsbank AG+................             362
      4,100  Bayerische Motoren Werke (BMW) AG**................             187
      7,700  DaimlerChrysler AG**...............................             313
      3,400  Deutsche Bank AG...................................             266
      2,889  Deutsche Boerse AG.................................             226
      9,000  E.ON AG**..........................................             803
     24,600  Infineon Technologies AG+..........................             230
      4,700  SAP AG**...........................................             819
      3,100  SAP AG, Sponsored ADR..............................             134
     12,000  Siemens AG.........................................             876
      7,900  Volkswagen AG**....................................             362
                                                                      ----------
                                                                           5,583
                                                                      ----------

     SPAIN - 5.3%
      5,300  Altadis, SA........................................             222
     66,400  Banco Bilbao Vizcaya Argentaria SA**...............           1,025
     60,100  Banco Santander Central Hispano SA.................             698
     11,500  Iberdrola SA**.....................................             304
     15,500  Industria de Diseno Textil SA (Inditex)**..........             399
     37,100  Repsol YPF SA**....................................             950
     74,869  Telefonica SA......................................           1,227
                                                                      ----------
                                                                           4,825
                                                                      ----------

     CANADA - 3.8%
     21,600  Abitibi-Consolidated Inc.**........................              96
     16,200  Alcan Inc. ........................................             486
      8,700  Cameco Corporation.................................             388
     11,900  Inco Ltd. (F)......................................             449
      1,900  Magna International Inc., Class A**................             133
      2,800  Manulife Financial Corporation**...................             134
      9,800  Methanex Corporation...............................             161
      4,200  National Bank of Canada**..........................             187
      6,101  Noranda, Inc. .....................................             105
      7,200  Potash Corporation of Saskatchewan Inc. ...........             687
      2,900  Suncor Energy Inc. ................................             137
     10,100  TELUS Corporation**................................             345
      5,100  Thomson Corporation**..............................             171
                                                                      ----------
                                                                           3,479
                                                                      ----------

     AUSTRALIA - 2.5% ****
     27,700  Amcor Ltd. ........................................             141
      8,145  Australia & New Zealand Banking Group Ltd. ........             135
     27,800  Brambles Industries Ltd.**.........................             173
     37,212  Foster's Group Ltd. ...............................             151
     44,100  Insurance Australia Group Ltd. ....................             202
     28,800  Promina Group Ltd. ................................             103
     25,089  QBE Insurance Group Ltd. ..........................             306
     39,128  Rinker Group Ltd. .................................             417
      7,300  Wesfarmers Ltd. ...................................             222
     11,800  Westpac Banking Corporation........................             179
     16,450  Woolworths Ltd. ...................................             207
                                                                      ----------
                                                                           2,236
                                                                      ----------

     SWEDEN - 1.8%
     12,900  Assa Abloy AB, B Shares............................             166
     11,700  Atlas Copco AB, Class A............................             186
      4,600  Sandvik AB.........................................             171

                       See Notes to Financial Statements.

VT INTERNATIONAL GROWTH FUND

June 30, 2005 (unaudited)

                                                                                     VALUE
  SHARES                                                                             (000s)
----------                                                                          --------
COMMON STOCKS - (CONTINUED)
  SWEDEN - (CONTINUED)
     3,700        Svenska Cellulosa AB, Class B................                     $    118
   251,000        Telefonaktiebolaget LM Ericsson, B Shares....                          806
     5,000        Telefonaktiebolaget LM Ericsson,
                    Sponsored ADR+**...........................                          160
                                                                                    --------
                                                                                       1,607
                                                                                    --------

  HONG KONG - 1.5% ****
    22,200        Esprit Holdings Ltd.++........................                         161
    62,000        Hang Lung Group Ltd...........................                         110
   113,500        Hang Lung Properties Ltd......................                         167
   144,000        Johnson Electric Holdings Ltd.................                         133
   170,000        Li & Fung Ltd.................................                         353
   159,000        PCCW Ltd......................................                          99
    19,000        Sung Hung Kai Properties Ltd..................                         188
    20,500        Swire Pacific Ltd., Class A...................                         181
                                                                                    --------
                                                                                       1,392
                                                                                    --------

  SINGAPORE - 1.4% ****
    20,000        DBS Group Holdings Ltd........................                         170
   544,215        Singapore Telecommunications Ltd.++...........                         892
    21,000        United Overseas Bank Ltd.**...................                         177
     2,100        United Overseas Land Ltd......................                           3
                                                                                    --------
                                                                                       1,242
                                                                                    --------

  SOUTH KOREA - 1.3% ****
     2,485        Samsung Electronics Company Ltd...............                       1,187
                                                                                    --------

  MEXICO - 1.1%
    16,900        America Movil SA de CV, Series L, ADR.........                       1,007
                                                                                    --------

  DENMARK - 0.8%
     6,300        Novo Nordisk A/S, Class B.....................                         321
    10,200        TDC A/S.......................................                         437
                                                                                    --------
                                                                                         758
                                                                                    --------

  TAIWAN - 0.6% ****
    61,210        Taiwan Semiconductor Manufacturing Company
                    Ltd., Sponsored ADR.........................                         558
                                                                                    --------

  SOUTH AFRICA - 0.6%
    20,000        Sasol Ltd.....................................                         544
                                                                                    --------

  BELGIUM - 0.5%
     4,100        Fortis........................................                         114
    13,600        SES GLOBAL, FDR...............................                         199
     2,800        UCB Group SA..................................                         136
                                                                                    --------
                                                                                         449
                                                                                    --------

  AUSTRIA - 0.5%
     4,000        Erste Bank der oesterreichischen
                   Sparkassen AG................................                         200
     1,000        Raiffeisen International Bank Holding AG+ ....                          64
     7,583        Telekom Austria AG**..........................                         148
                                                                                    --------
                                                                                         412
                                                                                    --------

  IRELAND - 0.4%
    15,185        CRH PLC.......................................                         403
                                                                                    --------

  FINLAND - 0.3%
     8,100        Nokia Oyj.....................................                         136
    13,100        Stora Enso Oyj - R Shares.....................                         168
                                                                                    --------
                                                                                         304
                                                                                    --------

  NORWAY - 0.3%
    20,700        DnB NOR ASA...................................                         216
     5,100        Norske Skogindustrier ASA.....................                          84
                                                                                    --------
                                                                                         300
                                                                                    --------

  INDIA - 0.3%
     3,800        Infosys Technologies Ltd., Sponsored ADR......                         294
                                                                                    --------

  ITALY - 0.3%
    10,250        Eni SpA.......................................                         264
                                                                                    --------

  BRAZIL - 0.2%
     7,000        Companhia Vale do Rio Doce, Sponsored ADR.....                         178
                                                                                    --------

  UNITED STATES - 0.1%
     7,932        News Corporation (F), CDI.....................                         129
                                                                                    --------

  PORTUGAL - 0.1%
    11,000        Portugal Telecom, SGPS, SA....................                         104
                                                                                    --------

  RUSSIA - 0.0% +++
     1,700        YUKOS, ADR+**.................................                           4
                                                                                    --------

                  Total Common Stocks (Cost $72,130)............                      87,962
                                                                                    --------

PREFERRED STOCK - 0.1%
 (Cost $12)

  SOUTH KOREA - 0.1% ****

       210        Samsung Electronics Company Ltd...............                          69
                                                                                    --------

PRINCIPAL
 AMOUNT
 (000s)
----------
CONVERTIBLE BONDS - 0.1%
  (Cost $69)

  SWITZERLAND - 0.1%
   $    95        Credit Suisse Group Financial, Conv. Jr. Bond,
                    6.000% due 12/23/2005.......................                         102
                                                                                    --------

REPURCHASE AGREEMENT - 3.2%
  (Cost $2,915)
     2,915        Agreement with Morgan Stanley, 2.850%
                    dated 06/30/2005, to be repurchased at
                    $2,915,000 on 07/01/2005
                    (Collateralized by U.S. Treasury Note,
                    2.000% due 01/15/2014, market value
                    $3,006,000).................................                       2,915
                                                                                    --------

                       See Notes to Financial Statements.

VT INTERNATIONAL GROWTH FUND

June 30, 2005 (unaudited)

PRINCIPAL
 AMOUNT                                                                              VALUE
(000s)                                                                               (000s)
----------                                                                          --------
SHORT-TERM INVESTMENT - 12.1%
  (Cost $10,971)

  $ 10,971        Mellon GSL DBT II Collateral Fund++++....                         $ 10,971
                                                                                    --------
TOTAL INVESTMENTS (Cost $86,097*)..........................      112.2%              102,019
OTHER ASSETS (LIABILITIES) (NET)...........................      (12.2)              (11,093)
                                                                 -----              --------
NET ASSETS.................................................      100.0%             $ 90,926
                                                                 =====              ========

----------
*    Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at June 30, 2005, and have an aggregate market value of $10,228,000, representing 11.2% of the total net assets of the Fund (Collateral Value $10,971,000).

***  Value of security is $0.

**** Investments in the areas of the Pacific Rim at June 30, 2005 are 31.8% of the total net assets of the Fund.

+    Non-income producing security.

++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

+++  Amount represents less than 0.1% of the total net assets of the Fund.

++++ Represents investment purchased with cash collateral for securities loaned.

                       See Notes to Financial Statements.

VT INTERNATIONAL GROWTH FUND

June 30, 2005 (unaudited)

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

                       FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                                 CONTRACTS TO RECEIVE                            NET
                                        (000s)                               UNREALIZED
                 -----------------------------------------------------      APPRECIATION/
EXPIRATION             LOCAL               VALUE IN        IN EXCHANGE     (DEPRECIATION)
   DATE               CURRENCY              U.S. $          FOR U.S. $      OF CONTRACTS
----------       -------------------       --------        -----------     --------------
07/01/2005       CHF              29           22               22         $      --***
07/01/2005       EUR              41           50               50                --***
07/01/2005       JPY          15,153          137              138                (1)
07/05/2005       CHF              16           13               13                --***
07/05/2005       JPY           5,423           49               49                --***
07/05/2005       ZAR             142           21               21                --***
07/07/2005       CHF             234          183              183                --***
07/13/2005       EUR             102          124              134               (10)
07/29/2005       CAD             192          157              154                 3
09/28/2005       GBP             440          786              793                (7)
                                                                           ---------
                                                                           $     (15)
                                                                           ---------

                       FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                                 CONTRACTS TO RECEIVE                            NET
                                        (000s)                               UNREALIZED
                ------------------------------------------------------      APPRECIATION/
EXPIRATION             LOCAL               VALUE IN        IN EXCHANGE     (DEPRECIATION)
   DATE              CURRENCY                U.S. $         FOR U.S. $      OF CONTRACTS
----------      --------------------       --------        -----------     --------------
07/05/2005       CAD             45            37                37        $        --***
07/05/2005       EUR             27            33                33                 --***
07/05/2005       GBP             26            47                47                 --***
07/07/2005       CHF            234           183               195                 12
07/07/2005       EUR            378           458               487                 29
07/07/2005       JPY         52,301           472               486                 14
07/13/2005       ZAR            823           124               134                 10
07/20/2005       JPY         51,302           463               480                 17
07/29/2005       CAD            575           470               460                (10)
08/18/2005       CHF            260           203               214                 11
09/20/2005       CHF            480           377               396                 19
09/28/2005       CHF          1,011           794               793                 (1)
                                                                           -----------
                                                                           $       101
                                                                           -----------

Net Unrealized Appreciation of Forward Foreign  Currency Contracts...      $        86
                                                                           ===========

-----------
***  Amount represents less than $500.

AT JUNE 30, 2005, SECTOR DIVERSIFICATION IS AS FOLLOWS:

                                               % OF        VALUE
         SECTOR DIVERSIFICATION             NET ASSETS    (000s)
----------------------------------------    ----------   ---------
COMMON STOCKS:
Banks.....................................      17.7%    $  16,051
Telecommunication Services................      11.2        10,148
Pharmaceuticals & Biotechnology...........       9.3         8,440
Materials.................................       7.9         7,160
Energy....................................       5.2         4,759
Capital Goods.............................       4.9         4,583
Food, Beverage & Tobacco..................       4.7         4,260
Insurance.................................       4.4         4,010
Semiconductors & Semiconductor Equipment..       4.2         3,864
Automobiles & Components..................       3.4         3,068
Media.....................................       2.9         2,620
Utilities.................................       2.4         2,178
Diversified Financials....................       2.4         2,151
Retailing.................................       2.3         2,046
Consumer Durables & Apparel...............       2.1         1,896
Real Estate Investment Trusts (REITs).....       1.7         1,582
Commercial Services & Supplies............       1.6         1,488
Internet Software & Services..............       1.4         1,231
Software..................................       1.2         1,123
Communications Equipment..................       1.2         1,102
Other.....................................       4.6         4,202
                                            --------     ---------
TOTAL COMMON STOCKS.......................      96.7        87,962
PREFERRED STOCK...........................       0.1            69
CONVERTIBLE BONDS.........................       0.1           102
REPURCHASE AGREEMENT......................       3.2         2,915
SHORT-TERM INVESTMENT.....................      12.1        10,971
                                            --------     ---------
TOTAL INVESTMENTS.........................     112.2       102,019
OTHER ASSETS AND LIABILITIES (NET)........     (12.2)      (11,093)
                                            --------     ---------
NET ASSETS................................     100.0%    $  90,926
                                            ========     =========

                        GLOSSARY OF TERMS

ADR           --    American Depositary Receipt
CAD           --    Canadian Dollar
CDI           --    CHESS Depositary Interest
CHF           --    Swiss Franc
EUR           --    EURO
(F)           --    Foreign Shares
FDR           --    Fiduciary Depositary Receipt
GBP           --    Great Britain Pound Sterling
JPY           --    Japanese Yen
ZAR           --    South Africa Rand

                       See Notes to Financial Statements.

Portfolio of Investments

VT SHORT TERM INCOME FUND

June 30, 2005 (unaudited)

PRINCIPAL
 AMOUNT                                                                              VALUE
 (000s)                                                                              (000s)
----------                                                                          --------
CORPORATE BONDS AND NOTES - 66.0%
  FINANCIAL SERVICES - 11.9%
$    1,000        Berkshire Hathaway Inc., Note,
                    3.375% due 10/15/2008.......................                    $   974
                  CIT Group Inc., Sr. Note:
     1,000          7.375% due 04/02/2007.......................                      1,054
       500          7.625% due 08/16/2005.......................                        502
       500        Goldman Sachs Group, Inc., Note,
                    4.125% due 01/15/2008.......................                        500
                  Household Finance Corporation, Note:
     1,500          5.750% due 01/30/2007.......................                      1,539
       250          7.875% due 03/01/2007.......................                        265
     1,500        Rollins Truck Leasing Corporation, Deb.,
                    8.375% due 02/15/2007.......................                      1,590
                                                                                    -------
                                                                                      6,424
                                                                                    -------

  BANKS - 10.4%
     1,000        Fifth Third Bank, Note,
                    2.700% due 01/30/2007.......................                        978
     1,000        JPMorgan Chase & Company, Note,
                    5.350% due 03/01/2007.......................                      1,020
     1,500        MBNA America Bank N.A., Note,
                    6.500% due 06/20/2006.......................                      1,535
     1,000        SB Treasury Company LLC, Bond,
                    9.400% to 06/30/2008;
                    10.925% due 12/29/2049**....................                      1,122
     1,000        U.S. Bank N.A., Note,
                    2.850% due 11/15/2006.......................                        984
                                                                                    -------
                                                                                      5,639
                                                                                    -------

  REAL ESTATE INVESTMENT TRUSTS/PROPERTY - 8.0%
     1,000        CPG Partners LP, Note,
                    3.500% due 03/15/2009.......................                        965
       750        Developers Diversified Realty Corporation,
                    Sr. Note,
                    6.625% due 01/15/2008.......................                        784
       800        Duke-Weeks Realty Corporation, Note,
                    7.375% due 08/01/2007.......................                        848
       600        EOP Operating LP, Note,
                    7.750% due 11/15/2007.......................                        645
     1,000        Nationwide Health Properties Inc., Note,
                    9.750% due 03/20/2008.......................                      1,108
                                                                                    -------
                                                                                      4,350
                                                                                    -------

  HEALTH CARE - 4.7%
     1,500        Amgen Inc., Sr. Note,
                    4.000% due 11/18/2009.......................                      1,490
     1,000        Cardinal Health, Inc., Note,
                    6.250% due 07/15/2008.......................                      1,048
                                                                                    -------
                                                                                      2,538
                                                                                    -------

  UTILITIES - 4.7%
     1,000        Constellation Energy Group, Inc., Note,
                    6.350% due 04/01/2007.......................                      1,035
       350        Pacific Gas & Electric Company, First
                    Mortgage,
                    3.600% due 03/01/2009.......................                        342

       350        Sempra Energy, Note,
                    4.750% due 05/15/2009.......................                        353
       750        Texas-New Mexico Power Company, Sr. Note,
                    6.250% due 01/15/2009.......................                        791
                                                                                    -------
                                                                                      2,521
                                                                                    -------

  CABLE TV - 4.2%
     1,250        AOL Time Warner Inc., Note,
                    6.150% due 05/01/2007.......................                      1,294
     1,000        Cox Enterprises, Inc., Note,
                    4.375% due 05/01/2008**.....................                        992
                                                                                    -------
                                                                                      2,286
                                                                                    -------

  AUTO MANUFACTURING & PARTS - 3.8%
     1,000        Ford Motor Credit Company, Note,
                    6.500% due 01/25/2007.......................                      1,007
     1,000        Toyota Motor Credit Corporation, Note,
                    5.650% due 01/15/2007.......................                      1,024
                                                                                    -------
                                                                                      2,031
                                                                                    -------

  FOOD - 3.8%
     1,000        ConAgra Inc., Sr. Note,
                    9.875% due 11/15/2005.......................                      1,019
     1,000        Safeway Inc., Sr. Note,
                    6.150% due 03/01/2006.......................                      1,011
                                                                                    -------
                                                                                      2,030
                                                                                    -------

  GAMING - 3.7%
     1,000        Carnival Corporation, Company Guarantee,
                    3.750% due 11/15/2007.......................                        991
     1,000        Harrah's Operating Company, Inc., Company
                    Guarantee, 5.500% due 07/01/2010............                      1,033
                                                                                    -------
                                                                                      2,024
                                                                                    -------

  CONSUMER PRODUCTS/SERVICES - 2.8%
     1,000        PHH Corporation, Note,
                    6.000% due 03/01/2008.......................                      1,031
       500        Sealed Air Corporation, Conv. Sr. Note,
                    3.000% due 06/30/2033**.....................                        497
                                                                                    -------
                                                                                      1,528
                                                                                    -------

  TELECOMMUNICATIONS - 2.8%
       500        TELUS Corporation, Note,
                    7.500% due 06/01/2007.......................                        529
     1,000        Verizon Global Funding Corporation, Note,
                    4.000% due 01/15/2008.......................                        997
                                                                                    -------
                                                                                      1,526
                                                                                    -------

  PAPER/FOREST PRODUCTS - 1.9%
     1,000        Weyerhaeuser Company, Note,
                    6.000% due 08/01/2006.......................                      1,018
                                                                                    -------

  AIRLINES - 1.9%
     1,000        Southwest Airlines Company, Pass-through
                    Certificates,
                    5.496% due 11/01/2006.......................                      1,018
                                                                                    -------

                       See Notes to Financial Statements.

VT SHORT TERM INCOME FUND

June 30, 2005 (unaudited)

PRINCIPAL
 AMOUNT                                                                              VALUE
 (000s)                                                                              (000s)
----------                                                                          -------
CORPORATE BONDS AND NOTES - (CONTINUED)
  RETAIL - 0.9%
$      500        CVS Corporation, Note,
                    4.000% due 09/15/2009.......................                    $   496
                                                                                    -------

  AEROSPACE/DEFENSE - 0.5%
       250        Boeing Capital Corporation, Sr. Note,
                    5.650% due 05/15/2006.......................                        254
                                                                                    -------
                  Total Corporate Bonds and Notes
                    (Cost $35,309)..............................                     35,683
                                                                                    -------

ASSET-BACKED SECURITIES (ABSs) - 5.2%
       574        Atlantic City Electric Transition Funding LLC,
                    Series 2003-1, Class A1,
                    2.890% due 07/20/2011.......................                        560
     1,000        Capital One Multi-Asset Execution Trust,
                    Series 2003-A6, Class A6,
                    2.950% due 08/17/2009.......................                        988
        80        Green Tree Financial Corporation, Series
                    1995-6, Class B1,
                    7.700% due 09/15/2026.......................                         75
        62        Green Tree Home Improvement, Series 1995-D,
                    Class B2, 7.450% due 09/15/2025.............                         62
       120        Mid-State Trust, Series 4, Class A,
                    8.330% due 04/01/2030.......................                        130
     1,000        WFS Financial Owner Trust, Series 2004-3,
                    Class A4,
                    3.930% due 02/17/2012.......................                        995
                                                                                    -------
                  Total ABSs
                    (Cost $2,835)...............................                      2,810
                                                                                    -------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - 12.1%
     1,000        Banc of America Mortgage Securities, Inc.,
                    Pass-through Certificates, Series 2003-6,
                    Class 1A30,
                    4.750% due 08/25/2033.......................                      1,000
     1,108        Cendant Mortgage Corporation, Series 2003-
                    3P, Class A1,
                    5.500% due 04/25/2020**.....................                      1,123
       991        Chase Mortgage Finance Corporation, Series
                    2005-S1, Class 1A8,
                    5.500% due 05/25/2035.......................                      1,010
       768        Credit Suisse First Boston Mortgage Securities
                    Corporation, Pass-through Certificates,
                    Series 2003-29, Class 4A1,
                    6.000% due 12/25/2033.......................                        785
       829        Federal Home Loan Mortgage Corporation,
                    Series 2552, Class KB,
                    4.250% due 06/15/2027.......................                        829
       859        Government National Mortgage Association,
                    Series 2002-70, Class PA,
                    4.500% due 08/20/2032.......................                        859
       886        GSR Mortgage Loan Trust, Pass-through
                    Certificates, Series 2005-1F, Class 2A1,
                    6.000% due 02/25/2035.......................                        910
                                                                                    -------
                  Total CMOs
                    (Cost $6,527)...............................                      6,516
                                                                                    -------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.6%
                  Federal Home Loan Mortgage Corporation: Bond,
     1,000          3.250% due 02/25/2008.......................                        983
     1,000          Note,
                    4.125% due 07/12/2010.......................                      1,004
       500        Federal National Mortgage Association, Note,
                    3.000% to 07/16/2006;
                    5.800% due 07/16/2013.......................                        497
                                                                                    -------
                  Total U.S. Government Agency Obligations
                    (Cost $2,490)...............................                      2,484
                                                                                    -------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.7%

  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.8%

       233        6.500% due 01/01/2014.........................                        243
       173        8.000% due 05/01/2027.........................                        186
        25        8.500% due 11/01/2017.........................                         27
                                                                                    -------
                  Total FNMA
                    (Cost $432).................................                        456
                                                                                    -------

  ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES (ARMs) - 0.8%

        23        Federal Home Loan Mortgage Corporation
                    (FHLMC),
                    3.756% due 11/01/2021+......................                         24
                  Federal National Mortgage Association (FNMA):
        10          4.000% due 11/01/2021+......................                         10
        10          4.062% due 01/01/2019+......................                         10
         2          4.355% due 11/01/2022+......................                          2
       351          4.649% due 11/01/2032+......................                        356
        20          4.823% due 11/01/2035+......................                         21
         5          5.611% due 04/01/2019+......................                          5
                                                                                    -------
                  Total ARMs
                    (Cost $436).................................                        428
                                                                                    -------

  FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.6%
       288        6.000% due 05/01/2017.........................                        298
        18        9.500% due 08/01/2016.........................                         19
                                                                                    -------
                  Total FHLMC
                    (Cost $309).................................                        317
                                                                                    -------

  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.5%
        27        8.000% due 06/15/2009-08/15/2012..............                         27
        24        9.000% due 12/15/2020-04/20/2025..............                         26
       172        10.000% due 12/15/2017-04/15/2025.............                        198
        14        11.000% due 12/15/2015........................                         15
                                                                                    -------
                  Total GNMA
                    (Cost $252).................................                        266
                                                                                    -------
                  Total U.S. Government Agency Mortgage-Backed
                    Securities (Cost $1,429)....................                      1,467
                                                                                    -------

U.S. TREASURY NOTE - 1.8%
   (Cost $1,000)
     1,000        2.000% due 05/15/2006.........................                        988
                                                                                    -------

                       See Notes to Financial Statements.

VT SHORT TERM INCOME FUND

June 30, 2005 (unaudited)

PRINCIPAL
 AMOUNT                                                                              VALUE
 (000s)                                                                              (000s)
----------                                                                          --------
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 0.6%
  (Cost $331)
$      333        GMAC Commercial Mortgage Securities Inc.,
                    Series 1999-CTL1, Class A,
                    7.151% due 02/15/2008**.....................                    $    344
                                                                                    --------

REPURCHASE AGREEMENT - 9.7%
  (Cost $5,245)
     5,245        Agreement with Morgan Stanley, 2.850% dated
                    06/30/2005, to be repurchased at
                    $5,245,000 on 07/01/2005 (Collateralized by
                    U.S. Treasury Note, 2.000% due 01/15/2014,
                    market value $5,409,000)....................                       5,245
                                                                                    --------

TOTAL INVESTMENTS++ (Cost $55,166*).....................  102.7%                      55,537
OTHER ASSETS (LIABILITIES) (NET)........................   (2.7)                      (1,453)
                                                          -----                     --------
NET ASSETS..............................................  100.0%                    $ 54,084
                                                          =====                     ========

----------

*    Aggregate cost for federal tax purposes.

** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

+ Variable rate security. The interest rate shown reflects the rate in effect at June 30, 2005.

++   All securities segregated as collateral for futures contracts.

                                                                                   UNREALIZED
NUMBER OF                                                 VALUE                   DEPRECIATION
CONTRACTS                                                 (000s)                     (000s)
----------                                                ------                  ------------
FUTURES CONTRACTS-SHORT POSITION
        35        U.S. 5 Year Treasury Note,
                      September 2005...............       $3,811                  $       (4)
                                                                                  ==========

                       See Notes to Financial Statements.

Portfolio of Investments

VT U.S. GOVERNMENT SECURITIES FUND

June 30, 2005 (unaudited)

PRINCIPAL
 AMOUNT                                                                              VALUE
 (000s)                                                                              (000s)
---------                                                                           --------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 66.6%
  FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 34.6%
$    3,311        4.000% due 08/01/2018.........................                    $  3,243
    14,872        4.500% due 04/01/2018-06/01/2035..............                      14,702
    26,702        5.000% due 04/01/2018-06/01/2035..............                      26,777
    28,677        5.500% due 12/01/2008-11/01/2034..............                      29,196
    14,953        6.000% due 01/01/2013-05/01/2034..............                      15,381
     4,626        6.500% due 11/01/2016-01/01/2032..............                       4,817
     2,000        7.000% due 04/01/2008-04/01/2032..............                       2,111
       129        7.500% due 02/01/2031.........................                         138
       113        8.000% due 07/01/2007-12/01/2030..............                         119
       111        8.500% due 07/01/2029.........................                         121
        42        8.750% due 01/01/2013.........................                          43
                                                                                    --------
                  Total FHLMC
                    (Cost $96,420)                                                    96,648
                                                                                    --------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 23.8%
     2,720        4.500% due 12/01/2018.........................                       2,713
    19,539        5.000% due 04/01/2018-06/01/2035..............                      19,711
    24,875        5.500% due 01/01/2017-09/01/2034..............                      25,286
     4,510        6.000% due 12/01/2016-02/01/2034..............                       4,652
    11,035        6.500% due 09/01/2024-07/01/2034..............                      11,475
     1,309        7.000% due 08/01/2028-11/01/2031..............                       1,382
       229        7.500% due 11/01/2029.........................                         246
       510        8.000% due 05/01/2022-09/01/2027..............                         549
       287        8.500% due 02/01/2023-10/01/2027..............                         312
       157        9.000% due 09/01/2030.........................                         174
                                                                                    --------
                  Total FNMA
                    (Cost $66,495)..............................                      66,500
                                                                                    --------

  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 8.2%
     8,623        5.500% due 07/20/2033-03/20/2034..............                       8,799
    10,469        6.000% due 02/20/2029-08/15/2034..............                      10,811
     1,827        6.500% due 03/20/2031-04/20/2034..............                       1,905
       479        7.000% due 01/15/2028-06/20/2031..............                         507
       557        7.500% due 01/15/2023-11/15/2023..............                         604
        45        7.750% due 12/15/2029.........................                          49
       165        8.000% due 07/15/2026-06/20/2030..............                         178
                                                                                    --------
                  Total GNMA
                    (Cost $22,724)..............................                      22,853
                                                                                    --------
                  Total U.S. Government Agency Mortgage-Backed
                    Securities (Cost $185,639)..................                     186,001
                                                                                    --------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - 18.5%
                  Banc of America Mortgage Securities, Inc.,
                    Pass-through Certificates:
     3,500          Series 2003-6, Class 1A30,
                    4.750% due 08/25/2033.......................                       3,501
     1,590          Series 2004-4, Class 2A1,
                    5.500% due 05/25/2034.......................                       1,602
     1,646        Countrywide Alternative Loan Trust,
                    Series 2003-13T1, Class A1,
                    4.000% due 08/25/2033.......................                       1,621
                  Countrywide Home Loans:
     3,264          Series 2003-50, Class A1,
                    5.000% due 11/25/2018.......................                       3,284
     4,000          Series 2004-4, Class A5,
                    5.250% due 05/25/2034.......................                       4,044
                  Credit Suisse First Boston Mortgage
                    Securities Corporation, Pass-through
                    Certificates:
     3,602          Series 2003-11, Class 1A3,
                    4.500% due 06/25/2033.......................                       3,602
     2,565          Series 2003-8, Class 1A1,
                    5.750% due 04/25/2033.......................                       2,613
                  Federal Home Loan Mortgage Corporation:
     4,500          Series 2449, Class ND,
                    6.500% due 05/15/2030.......................                       4,599
     1,382          Series 2551, Class QK,
                    5.500% due 01/15/2033.......................                       1,421
     1,862          Series 2575, Class LM,
                    4.500% due 05/15/2032.......................                       1,869
                  Federal National Mortgage Association:
     3,000          Grantor Trust, Series 2000-T5, Class B,
                    7.300% due 05/25/2010.......................                       3,406
     2,554          Series 2002-16, Class TM,
                    7.000% due 04/25/2032.......................                       2,656
     5,689          Series 2003-58, Class PI,
                    5.000% due 02/25/2027.......................                         428
                  Federal National Mortgage Association,
                    REMIC, Pass-through Certificates:
        47          Series 1989-90, Class E,
                    8.700% due 12/25/2019.......................                          50
       979          Series 1992-55, Class DZ,
                    8.000% due 04/25/2022.......................                       1,023
                  GSR Mortgage Loan Trust, Pass-through
                    Certificates:
     3,022          Series 2003-4F, Class 2A3,
                    5.000% due 05/25/2033.......................                       3,037
     3,544          Series 2005-1F, Class 2A1,
                    6.000% due 02/25/2035.......................                       3,640
     3,000        Residential Funding Mortgage Security,
                    Series 2003-S20, Class 1A4,
                    5.500% due 12/25/2033.......................                       3,013
                  Vendee Mortgage Trust:
       978          Series 2000-2, Class G,
                    7.500% due 10/15/2009.......................                         979
     5,000          Series 2000-3, Class 2H,
                    7.500% due 11/15/2014.......................                       5,150
                                                                                    --------
                  Total CMOs
                  (Cost $51,696)................................                      51,538
                                                                                    --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.7%
                  Federal Home Loan Bank, Bond:
     2,000          4.500% due 09/16/2013.......................                       2,040
     2,000          5.125% due 03/06/2006.......................                       2,019
     2,500          6.500% due 08/14/2009.......................                       2,739
     3,000          7.375% due 02/12/2010.......................                       3,424
                  Federal National Mortgage Association: Note:
     2,000          5.500% due 07/18/2012.......................                       2,002

                       See Notes to Financial Statements.

VT U.S. GOVERNMENT SECURITIES FUND

June 30, 2005 (unaudited)

PRINCIPAL
 AMOUNT                                                                                VALUE
 (000s)                                                                                (000s)
---------                                                                              ------
U.S. GOVERNMENT AGENCY OBLIGATIONS - (CONTINUED)
$    2,000      6.000% due 02/03/2020...........................................     $    2,004
     2,500      3.000% to 07/16/2006;
                5.800% due 07/16/2013...........................................          2,482
     2,000   Housing Urban Development, Government
                Guarantee, Series 99-A,
                6.160% due 08/01/2011...........................................          2,120
                                                                                     ----------
             Total U.S. Government Agency Obligations
                (Cost $18,173)..................................................         18,830
                                                                                     ----------
U.S. TREASURY OBLIGATIONS - 5.1%
   U.S. TREASURY NOTES - 5.0%
     1,000      3.500% due 12/15/2009...........................................            991
     3,000      4.000% due 02/15/2014...........................................          3,019
     2,000      4.250% due 11/15/2013...........................................          2,049
     5,000      4.750% due 05/15/2014...........................................          5,307
     2,000      5.750% due 08/15/2010...........................................          2,187
       350      6.250% due 02/15/2007...........................................            365
                                                                                     ----------
                                                                                         13,918
                                                                                     ----------
   U.S. TREASURY BOND - 0.1%
       300   12.750% due 11/15/2010.............................................            310
                                                                                     ----------
             Total U.S. Treasury Obligations
                (Cost $13,847)..................................................         14,228
                                                                                     ----------
REPURCHASE AGREEMENT - 7.0%
(Cost $19,581)
    19,581   Agreement with Morgan Stanley, 2.850% dated 06/30/2005, to be repurchased at $19,583,000 on 07/01/2005 (Collateralized by U.S.
                Treasury Note,
                2.000% due 01/15/2014, market value $20,193,000)........                 19,581
                                                                                     ----------
TOTAL INVESTMENTS (Cost $288,936*)                                        103.9%        290,178
OTHER ASSETS (LIABILITIES) (NET)                                           (3.9)        (10,759)
                                                                          -----      ----------
NET ASSETS                                                                100.0%     $  279,419
                                                                          =====      ==========

--------------
*    Aggregate cost for federal tax purposes.

                                GLOSSARY OF TERMS

     REMIC       -- Real Estate Mortgage Investment Conduit

                       See Notes to Financial Statements.

Portfolio of Investments

VT INCOME FUND

June 30, 2005 (unaudited)

PRINCIPAL
 AMOUNT                                                                                      VALUE
 (000s)                                                                                      (000s)
 ------                                                                                      ------
CORPORATE BONDS AND NOTES - 70.0%
 FINANCIAL SERVICES/BANKS - 11.2%
$ 1,000  Abbey National PLC, Sub. Note,
           6.690% due 10/17/2005................................................         $    1,008
    500  American General Corporation, Note,
           7.500% due 07/15/2025................................................                635
  1,000  American General Finance, Inc.,
           MTN, Series I,
           4.625% due 05/15/2009................................................              1,006
    400  Banc One Corporation, Sub. Note,
           10.000% due 08/15/2010...............................................                497
  1,000  Bank of America Corporation, Sub. Note,
           7.800% due 02/15/2010................................................              1,145
    500  CIT Group Inc., Sr. Note,
           7.750% due 04/02/2012................................................                587
  3,000  Citigroup Inc., Note,
           6.500% due 01/18/2011................................................              3,316
  1,000  Farmers Insurance Exchange, Note,
           6.000% due 08/01/2014**..............................................              1,044
  2,500  Goldman Sachs Group, Inc., Bond,
           6.875% due 01/15/2011................................................              2,791
  1,000  Hartford Life Insurance Company, Deb.,
           7.650% due 06/15/2027................................................              1,300
  1,500  Jefferies Group, Inc., Sr. Note,
           7.750% due 03/15/2012................................................              1,723
  1,000  Legg Mason, Inc., Sr. Note,
           6.750% due 07/02/2008................................................              1,076
  2,000  Merrill Lynch & Company Inc., Note, 6.000% due 02/17/2009..............              2,112
  1,500  Morgan Stanley Dean Witter & Company, Note,
           6.750% due 04/15/2011................................................              1,663
  1,100  NCNB Corporation, Sub. Note,
           9.375% due 09/15/2009................................................              1,311
  2,250  Wells Fargo & Company, Sub. Note,
           4.625% due 04/15/2014................................................              2,260
                                                                                         ----------
                                                                                             23,474
                                                                                         ----------
 OIL & GAS - 8.3%
  1,200  ANR Pipeline Company, Deb.,
           9.625% due 11/01/2021................................................              1,528
  1,750  Consolidated Natural Gas Company, Sr. Note,
           6.850% due 04/15/2011................................................              1,955
  2,500  El Paso Natural Gas Company, Deb.,
           7.500% due 11/15/2026................................................              2,644
  1,000  Enterprise Products Partners LP, Company Guarantee,
           6.375% due 02/01/2013................................................              1,085
  1,385  Express Pipeline LP, Sub. Note,
           7.390% due 12/31/2017**..............................................              1,536
    775  Hanover Compressor Company, Sr. Note,
           8.625% due 12/15/2010................................................                824
         Petro-Canada:
    500    Deb.,
           9.250% due 10/15/2021................................................                704
  1,000    Note,
           4.000% due 07/15/2013................................................                948
  2,500  Petrobras International Finance Company, Sr. Note,
           9.750% due 07/06/2011................................................              2,975
  1,000  Southern Natural Gas Company, Sr. Note,
           8.000% due 03/01/2032................................................              1,142
    500  Tesoro Petroleum Corporation, Note,
           8.000% due 04/15/2008................................................                530
  1,500  XTO Energy Inc., Sr. Note,
           6.250% due 04/15/2013................................................              1,626
                                                                                         ----------
                                                                                             17,497
                                                                                         ----------
 CONSUMER PRODUCTS/SERVICES - 7.5%
  2,000  Allied Waste North America, Inc., Sr. Note,
           7.250% due 03/15/2015**..............................................              1,945
  1,750  Carnival Corporation, Deb.,
           7.200% due 10/01/2023................................................              2,148
  1,000  Cendant Corporation, Note,
           6.875% due 08/15/2006................................................              1,028
  2,500  ConAgra, Inc., Sr. Note,
           7.125% due 10/01/2026................................................              3,034
         Mattel, Inc., Note:
    500    6.125% due 07/15/2005................................................                500
  1,000    7.300% due 06/13/2011................................................              1,118
  1,500  Reed Elsevier Capital Inc., Company Guarantee,
           6.750% due 08/01/2011................................................              1,671
  1,000  Royal Caribbean Cruises Ltd., Sr. Note,
           8.000% due 05/15/2010................................................              1,112
  1,500  Sealed Air Corporation, Conv. Sr. Note,
           3.000% due 06/30/2033**..............................................              1,491
  1,500  Waste Management Inc., Sr. Note,
           7.375% due 08/01/2010................................................              1,679
                                                                                         ----------
                                                                                             15,726
                                                                                         ----------
 TRANSPORTATION/AUTO - 7.3%
  2,000  Burlington Northern Santa Fe Corporation, Deb.,
           8.125% due 04/15/2020................................................              2,651
    172  Continental Airlines Inc., Pass-through Certificates, Series 1997-4C,
           6.800% due 07/02/2007................................................                148
    420  CSX Transportation, Inc., Deb.,
           9.750% due 06/15/2020................................................                609
    400  Ford Holdings Inc., Company Guarantee,
           9.300% due 03/01/2030................................................                382
    250  Ford Motor Company, Deb.,
           8.900% due 01/15/2032................................................                229
  2,000  Ford Motor Credit Company, Note,
           7.375% due 10/28/2009................................................              1,956
  1,000  General Motors Corporation, Deb.,
           9.400% due 07/15/2021................................................                920
         Norfolk Southern Corporation:
           Bond:
    963    5.640% due 05/17/2029................................................              1,010
     37    7.800% due 05/15/2027................................................                 49
    580    Deb.,
           9.750% due 06/15/2020................................................                845
  2,500    Sr. Note,
           6.200% due 04/15/2009................................................              2,668
  2,000  Southwest Airlines Company, Pass-through Certificates, Series A-4,
           9.150% due 07/01/2016................................................              2,486

                       See Notes to Financial Statements.

VT INCOME FUND

June 30, 2005 (unaudited)

PRINCIPAL
 AMOUNT                                                                                      VALUE
 (000s)                                                                                      (000s)
 ------                                                                                      ------
CORPORATE BONDS AND NOTES - (CONTINUED)
 TRANSPORTATION/AUTO - (CONTINUED)
$ 1,000  Trailer Bridge, Inc., Sr. Sec. Note,
           9.250% due 11/15/2011................................................         $    1,011
   1,136 United Air Lines Inc.,
           Pass-through Certificates, (in default),
           9.560% due 10/19/2018................................................                436
                                                                                         ----------
                                                                                             15,400
                                                                                         ----------
 UTILITIES - 6.3%
  1,500  Arizona Public Service Company, Note,
           6.500% due 03/01/2012................................................              1,669
    104  Covanta Energy Corporation, Sr. Sec. Note,
           8.250% due 03/15/2011................................................                 94
  1,850  Illinois Power Company, First Mortgage,
           7.500% due 06/15/2009................................................              2,066
  1,000  Metropolitan Edison Company, Sr. Note,
           4.950% due 03/15/2013................................................              1,018
  2,250  Pacific Gas & Electric Company, First Mortgage,
           4.200% due 03/01/2011................................................              2,213
         PacifiCorp, First Mortgage:
  1,500    4.950% due 08/15/2014................................................              1,531
  1,000    5.250% due 06/15/2035................................................              1,004
    500  Public Service Company of New Mexico, Sr. Note,
           4.400% due 09/15/2008................................................                501
  1,500  Southwestern Electric Power Company, Note,
           5.375% due 04/15/2015................................................              1,558
  1,500  Texas-New Mexico Power Company, Sr. Note,
           6.250% due 01/15/2009................................................              1,581
                                                                                         ----------
                                                                                             13,235
                                                                                         ----------
 TELECOMMUNICATIONS - 5.7%
  4,000  Deutsche Telephone Finance, Bond,
           8.500% due 06/15/2010................................................              4,640
  1,700  Northern Telecom Capital Inc., Company Guarantee,
           7.400% due 06/15/2006................................................              1,730
  2,000  Qwest Corporation, Note,
           9.125% due 03/15/2012**..............................................              2,185
  1,000  TELUS Corporation, Note,
           8.000% due 06/01/2011................................................              1,171
  2,000  Vodafone Group PLC, Note,
           7.750% due 02/15/2010................................................              2,286
                                                                                         ----------
                                                                                             12,012
                                                                                         ----------
 REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.6%
         Arden Realty LP, Note:
  1,000    5.200% due 09/01/2011................................................              1,016
  1,000    5.250% due 03/01/2015................................................              1,009
  1,000  Developers Diversified Realty Corporation, Note,
           4.625% due 08/01/2010................................................                993
  2,000  Health Care Property Investors, Inc., Note,
           6.000% due 03/01/2015................................................              2,125
  2,500  Healthcare Realty Trust, Inc., Sr. Note,
           8.125% due 05/01/2011................................................              2,866

         Nationwide Health Properties Inc., Note:
  1,000    7.060% due 12/05/2006................................................              1,026
  2,500    9.750% due 03/20/2008................................................              2,771
                                                                                         ----------
                                                                                             11,806
                                                                                         ----------
 HEALTH CARE - 4.8%
  1,500  Aetna Inc., Sr. Note,
           7.375% due 03/01/2006................................................              1,532
  2,000  Cardinal Health, Inc., Note,
           6.750% due 02/15/2011................................................              2,205
         DVI, Inc., Sr. Note, (in default):
    400    9.875% due 02/01/2004++..............................................                 31
    900    9.875% due 02/01/2004++..............................................                 71
  2,000  HCA Inc., Sr. Note,
           8.750% due 09/01/2010................................................              2,283
    250  HIH Capital Ltd., Conv. Note,
           7.500% due 09/25/2006................................................                249
    750  IVAX Corporation, Conv. Sr. Sub. Note,
           4.500% due 05/15/2008................................................                752
  3,000  Tenet Healthcare Corporation, Sr. Note,
           6.375% due 12/01/2011................................................              2,872
                                                                                         ----------
                                                                                              9,995
                                                                                         ----------
 MEDIA - 3.4%
  1,500  Comcast Cable Communications Inc., Sr. Note,
           7.125% due 06/15/2013................................................              1,722
  2,500  Cox Communications, Inc., Note,
           7.875% due 08/15/2009................................................              2,804
  1,200  News America Holdings Inc., Sr. Deb.,
           8.000% due 10/17/2016................................................              1,477
    500  Tele-Communications, Inc., Sr. Deb.,
           7.875% due 08/01/2013................................................                596
    300  Time Warner Inc., Deb.,
           9.150% due 02/01/2023................................................                413
                                                                                         ----------
                                                                                              7,012
                                                                                         ----------
 GAMING - 3.0%
    500  Harrah's Operating Company Inc., Company Guarantee,
           8.000% due 02/01/2011................................................                574
  1,350  Old Evangeline Downs LLC / Diamond Jo LLC, Company Guarantee,
           8.750% due 04/15/2012................................................              1,266
  2,000  Park Place Entertainment Corporation, Sr. Note,
           7.500% due 09/01/2009................................................              2,215
  2,000  Riviera Holdings Corporation, Company Guarantee,
           11.000% due 06/15/2010...............................................              2,220
                                                                                         ----------
                                                                                              6,275
                                                                                         ----------
 RETAIL - 1.8%
  1,000  Fred Meyer Inc., Company Guarantee,
           7.450% due 03/01/2008................................................              1,076
  2,500  Safeway Inc., Note,
           7.500% due 09/15/2009................................................              2,761
                                                                                         ----------
                                                                                              3,837
                                                                                         ----------

                        See Notes to Financial Statements.
48

VT INCOME FUND

June 30, 2005 (unaudited)

PRINCIPAL
 AMOUNT                                                                     VALUE
 (000s)                                                                    (000s)
---------                                                                 --------
CORPORATE BONDS AND NOTES - (CONTINUED)

   INFORMATION TECHNOLOGY - 1.6%

$     2,500     Conexant Systems Inc., Conv. Sub. Note,
                  4.000% due 02/01/2007...............................    $   2,306

      1,000     Extreme Networks, Inc., Conv. Sub. Note,
                  3.500% due 12/01/2006...............................          975
                                                                          ---------
                                                                              3,281
                                                                          ---------

   INDUSTRIAL PRODUCTS - 1.6%
      2,000     Noranda Inc., Note,
                  6.000% due 10/15/2015...............................        2,103
                Weyerhaeuser Company:
        500       Deb.,
                  7.375% due 03/15/2032...............................          592
        500       Note,
                  6.750% due 03/15/2012...............................          551
                                                                          ---------
                                                                              3,246
                                                                          ---------

   FOREIGN GOVERNMENT (U.S. DOLLAR DENOMINATED) - 1.2%
                Federal Republic of Brazil:
        750       Bond,
                  9.250% due 10/22/2010...............................          838
        500       Note,
                  8.750% due 02/04/2025...............................          518
      1,000     United Mexican States, Bond,
                  9.875% due 02/01/2010...............................        1,212
                                                                          ---------
                                                                              2,568
                                                                          ---------

   AEROSPACE/DEFENSE - 0.7%
      1,000     Boeing Company, Deb.,
                  8.750% due 08/15/2021...............................        1,396
                                                                          ---------
                Total Corporate Bonds and Notes
                  (Cost $136,074).....................................      146,760
                                                                          ---------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
      SECURITIES - 20.3%

   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 11.2%
      7,521     4.000% due 09/01/2018-10/01/2018......................        7,380
      1,901     5.000% due 01/01/2018.................................        1,924
      9,290     5.500% due 03/01/2033-02/01/2035......................        9,439
        926     6.000% due 04/01/2032.................................          951
      1,456     6.500% due 05/01/2031-05/01/2032......................        1,510
         67     7.000% due 01/01/2030.................................           70
      2,000     7.630% due 02/01/2010.................................        2,233
                                                                          ---------
                Total FNMA............................................
                  (Cost $23,261)                                             23,507
                                                                          ---------

   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 8.5%
      3,290     4.500% due 08/01/2033.................................        3,222
      9,921     5.000% due 04/01/2018-05/01/2033......................       10,000
      2,300     5.500% due 11/01/2017-05/01/2031......................        2,357
      1,380     6.000% due 03/01/2031-05/01/2032......................        1,417
        519     6.500% due 06/01/2029-08/01/2029......................          540
        305     7.000% due 01/01/2032.................................          322
         24     9.000% due 01/01/2025.................................           27
                                                                          ---------
                Total FHLMC
                  (Cost $17,824)......................................       17,885
                                                                          ---------

   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.6%
$     657       6.000% due 05/20/2032.................................          677
      459       7.000% due 06/20/2031.................................          484
       31       9.000% due 02/15/2025.................................           35
                                                                          ---------
                Total GNMA
                  (Cost $1,148).......................................        1,196
                                                                          ---------
                Total U.S. Government Agency Mortgage-Backed
                  Securities (Cost $42,233)...........................       42,588
                                                                          ---------

U.S. TREASURY OBLIGATIONS - 6.6%

   U.S. TREASURY NOTES - 4.4%
      2,000     3.375% due 11/15/2008.................................        1,980
      7,250     3.375% due 12/15/2008.................................        7,180
                                                                          ---------
                                                                              9,160
                                                                          ---------

   U.S. TREASURY BOND - 2.2%
      4,000     5.375% due 02/15/2031.................................        4,721
                                                                          ---------
                Total U.S. Treasury Obligations
                  (Cost $13,840)......................................       13,881
                                                                          ---------

    SHARES

   RIGHTS - 0.0% +++
    (Cost $18)
      5,250     Danielson Holding Corporation-Rights+.................           62***
                                                                          ---------

PRINCIPAL
 AMOUNT
 (000s)
---------
REPURCHASE AGREEMENT - 2.2%
      (Cost $4,686)

$  4,686   Agreement with Morgan Stanley, 2.850% dated 06/30/2005,
              to be repurchased at $4,686,000 on 07/01/2005
              (Collateralized by U.S. Treasury Note, 2.000% due
              01/15/2014, market value$4,832,000).....................                        4,686
                                                                                             ------

TOTAL INVESTMENTS (Cost $196,851*)....................................         99.1%        207,977
OTHER ASSETS (LIABILITIES)(NET).......................................          0.9           1,872
                                                                              -----       ---------
NET ASSETS............................................................        100.0%      $ 209,849
                                                                              =====       =========

--------------
*     Aggregate cost for federal tax purposes.

** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

+     Non-income producing security.

++ Defaulted security is past maturity but continues to be valued in recognition of future potential worth.

+++   Amount represents less than 0.1% of the total net assets of the Fund.

*** Represents fair value as determined in good faith under the direction of the Board of Trustees.

                   GLOSSARY OF TERMS

MTN -- Medium Term Note

                       See Notes to Financial Statements.

Portfolio of Investments
VT MONEY MARKET FUND
June 30, 2005 (unaudited)

PRINCIPAL
 AMOUNT                                                                     VALUE
 (000s)                                                                     (000s)
---------                                                                   ------
COMMERCIAL PAPER (YANKEE) - 24.4%
$    800    ABN AMRO Bank NV North America,
                3.050% due 07/22/2005+++......................           $         799
     800    Allied Irish Banks NA,
                3.320% due 09/09/2005+++......................                     795
     700    Credit Suisse First Boston,
                2.960% due 07/11/2005+++......................                     700
     800    Dexia Delaware LLC,
                3.130% due 08/24/2005+++......................                     796
     800    Societe Generale North America,
                3.140% due 08/09/2005+++......................                     797
     600    UBS Finance (D.E.) LLC,
                3.400% due 10/14/2005+++......................                     594
                                                                         -------------
            Total Commercial Paper (Yankee)
                (Cost $4,481).................................                   4,481
                                                                         -------------
CORPORATE BONDS AND NOTES - 38.3%
     800    ACF Parking Ltd, Note,
                (LOC: Fifth Third Bank),
                3.340% due 05/01/2022+........................                     800
     800    Bank One Corporation, Note, Series C,
                3.494% due 02/27/2006++.......................                     801
     700    Citigroup, Inc., Note,
                5.750% due 05/10/2006.........................                     712
     754    Everett Clinic, P.S., Bond,
                (LOC: Bank of America),
                3.320% due 05/01/2022+........................                     754
     495    Gutwein Properties & Company, Note,
                (LOC: Fifth Third Bank),
                3.340% due 12/01/2024+........................                     495
     855    Lauren Company LLC, Bond,
                (LOC: Wells Fargo Bank),
                3.370% due 07/01/2033+**......................                     855
     800    National City Bank, Note,
                2.500% due 04/17/2006.........................                     792
     700    PNC Bank NA,
                3.060% due 10/03/2005++.......................                     700
     620    Suntrust Bank, Note,
                2.125% due 01/30/2006.........................                     615
     500    U.S. Bank NA, Note,
                2.220% due 07/18/2005.........................                     500
                                                                         -------------
            Total Corporate Bonds and Notes
                (Cost $7,024).................................                   7,024
                                                                         -------------
TAXABLE MUNICIPAL BONDS - 27.6%
     750    California Statewide Communities
                Development Authority, MFHR,
                (Hallmark House Apartments),
                Series ZZ-T, (FNMA Collateral),
                3.400% due 12/15/2036+........................                     750
     855    Illinois Health Facilities Authority, Health
                Care Revenue, (Loyola University
                Health System), Series C, (MBIA Insured),
                3.340% due 07/01/2024+........................                     855
     800    Michigan State Housing Development
                Authority, Rental Housing Revenue,
                Series C, (FGIC Insured),
                3.330% due 10/01/2020+........................                     800
     920    New York State Housing Finance Agency,
                Housing Revenue, (West 20th Street
                Project), Series B, (FNMA Collateral),
                3.330% due 05/15/2033+........................                     920
     700    Oakland-Alameda County, California,
                Coliseum Authority, Lease Revenue,
                (Coliseum Project), Series D,
                (LOC: Wachovia Bank),
                3.320% due 02/01/2011+........................                     700
     500    Shelby County, Tennessee, Health,
                Educational & Housing Facilities Board,
                MFHR, Series A-T,
                (LOC: Bank of America),
                3.250% due 07/01/2022+........................                     500
     530    Washington State Housing Finance
                Commission, MFHR, (Bremerton Project),
                Series B, (FNMA Collateral),
                3.350% due 05/15/2033+........................                     530
                                                                         -------------
            Total Taxable Municipal Bonds
                (Cost $5,055).................................                   5,055
                                                                         -------------
FUNDING AGREEMENT - 2.7%
 (Cost $500)
     500    New York Life Insurance,
                3.240% due 08/03/2005++***....................                     500++
                                                                         -------------
REPURCHASE AGREEMENT - 6.3%
 (Cost $1,156)
     1,156  Agreement with Morgan Stanley, 2.850%
                dated 06/30/2005, to be repurchased at
                $1,156,000 on 07/01/2005
                (Collateralized by U.S. Treasury Note,
                2.000% due 01/15/2014,
                market value $1,192,000)......................                   1,156
                                                                         -------------
TOTAL INVESTMENTS (Cost $18,216*).............................    99.3%         18,216

OTHER ASSETS (LIABILITIES) (NET)..............................     0.7             129
                                                                 -----   -------------
NET ASSETS....................................................   100.0%  $      18,345
                                                                 =====   =============

-------------------
*     Aggregate cost for federal tax purposes.

** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

*** Security is restricted and illiquid. It was acquired on August 4, 2004, and has a value of $0.03 per Fund share at June 30, 2005.

+ Variable rate securities payable upon demand with not more that five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at June 30, 2005.

++ Floating rate security whose interest rate is reset periodically based on an index.

+++   Rate represents discount rate on purchase date.

++ Represents fair value as determined in good faith under the direction of the Board of Trustees.

                                GLOSSARY OF TERMS

FGIC    -- Federal Guaranty Insurance Corporation

FNMA    -- Federal National Mortgage Association

LOC     -- Letter of Credit

MBIA    -- Municipal Bond Investors Assurance

MFHR    -- Multi-family Housing Revenue

                       See Notes to Financial Statements.

                       This Page Intentionally Left Blank.

Statements of Assets and Liabilities
WM VARIABLE TRUST
June 30, 2005 (unaudited)
(In thousands)

                                                              VT EQUITY    VT GROWTH &  VT WEST COAST  VT MID CAP
                                                 VT REIT        INCOME       INCOME        EQUITY         STOCK     VT GROWTH
                                                   FUND          FUND         FUND          FUND           FUND        FUND
                                                ----------   ------------  -----------  -------------  ----------   ----------
ASSETS:
Investments, at value:
     Securities...............................  $   55,271   $    233,113  $   277,425  $     125,303  $  118,479   $  233,603
     Investments held as collateral for
        securities loaned.....................       2,298         10,791        5,199         10,201       5,444        6,813
                                                ----------   ------------  -----------  -------------  ----------   ----------
     Total Investments (a)....................      57,569        243,904      282,624        135,504     123,923      240,416
Cash..........................................          --*            26            1              1          --*          --
Unrealized appreciation of forward foreign
     currency contracts.......................          --             --           --             --          --           15
Dividends and/or interest receivable..........         210            423          304             80          96          204
Receivable for Fund shares sold...............          --             57            2             19          --*           1
Receivable for investment securities sold.....          --             --          773            268         168          406
Prepaid expenses..............................           1              5            6              3           2            5
                                                ----------   ------------  -----------  -------------  ----------   ----------
     Total Assets.............................      57,780        244,415      283,710        135,875     124,189      241,047
                                                ----------   ------------  -----------  -------------  ----------   ----------
LIABILITIES:
Payable upon return of securities loaned......       2,298         10,791        5,199         10,201       5,444        6,813
Unrealized depreciation of forward foreign
     currency contracts.......................          --             --           --             --          --           16
Payable for Fund shares redeemed..............           3             52           26             56         126          415
Payable for investment securities purchased...         184            963           --            232         157           --
Investment advisory fee payable...............          36            119          169             65          73          157
Distribution fees payable.....................          --*             6            1              2           1           --*
Due to custodian..............................          --             --           --             --          --          382
Variation margin..............................          --             --           --             --          --           --
Accrued legal and audit fees..................          17             19           19             18          15           19
Accrued printing and postage expenses.........           2             21           35             17          13           33
Accrued expenses and other payables...........           1              6            2              1           1            6
                                                ----------   ------------  -----------  -------------  ----------   ----------
     Total Liabilities........................       2,541         11,977        5,451         10,592       5,830        7,841
                                                ----------   ------------  -----------  -------------  ----------   ----------
NET ASSETS....................................  $   55,239   $    232,438  $   278,259  $     125,283  $  118,359   $  233,206
                                                ==========   ============  ===========  =============  ==========   ==========
(a) Investments, at cost......................  $   39,304   $    193,738  $   224,934  $     108,976  $   95,841   $  220,542
                                                ==========   ============  ===========  =============  ==========   ==========

--------------
*  Amount represents less than $500.

                       See Notes to Financial Statements.

                                                                    VT U.S.
VT SMALL CAP  VT SMALL CAP    VT INTERNATIONAL   VT SHORT TERM     GOVERNMENT               VT MONEY
   VALUE         GROWTH            GROWTH           INCOME         SECURITIES   VT INCOME    MARKET
   FUND           FUND              FUND             FUND             FUND         FUND       FUND
------------  ------------    ----------------   -------------     ----------   ---------  -----------
$     43,545  $     44,157    $         91,048   $      55,537     $  290,178   $ 207,977  $    18,216

       4,076         7,145              10,971              --             --          --           --
------------  ------------    ----------------   -------------     ----------   ---------  -----------
      47,621        51,302             102,019          55,537        290,178     207,977       18,216
           1            23                   1              --              1          --           --*

          --            --                 116              --             --          --           --
          80            14                 210             669          1,607       2,825           --
          --*            4                   2               3             --         195           97
         854           366                 188              --*            --          --           59
           1             1                   1               1              5           4           --*
------------  ------------    ----------------   -------------     ----------   ---------  -----------
      48,557        51,710             102,537          56,210        291,791     211,001       18,372
------------  ------------    ----------------   -------------     ----------   ---------  -----------

       4,076         7,145              10,971              --             --          --           --

          --            --                  30              --             --          --           --
          --            15                   1              58              3           1           --*
         141           410                 362           2,016         12,206       1,001           --
          31            30                 201              22            114          86            7
          --             1                  --*              1              2           5            1
          --            --                  --              --*            --           7           --
          --            --                  --               5             --          --           --
          18            19                  19              18             19          18           15
           7             3                  14               6             26          33            4
           2             2                  13              --*             2           1           --*
------------  ------------    ----------------   -------------     ----------   ---------  -----------
       4,275         7,625              11,611           2,126         12,372       1,152           27
------------  ------------    ----------------   -------------     ----------   ---------  -----------
$     44,282  $     44,085    $         90,926   $      54,084     $  279,419   $ 209,849  $    18,345
============  ============    ================   =============     ==========   =========  ===========
$     42,266  $     47,893    $         86,097   $      55,166     $  288,936   $ 196,851  $    18,216
============  ============    ================   =============     ==========   =========  ===========

                       See Notes to Financial Statements.

WM VARIABLE TRUST
June 30, 2005 (unaudited)
(in thousands)

                                                                  VT EQUITY   VT GROWTH &  VT WEST COAST  VT MID CAP
                                                        VT REIT    INCOME        INCOME       EQUITY         STOCK     VT GROWTH
                                                          FUND      FUND          FUND         FUND           FUND       FUND
                                                        -------   ---------   -----------  -------------  ----------   ---------
NET ASSETS CONSIST OF:

Undistributed net investment income/
     (accumulated net investment loss)...............   $ 1,067   $   3,010   $     1,725  $         361  $    1,057   $     275
Accumulated net realized gain/(loss) on
     investment transactions.........................       465       5,893       (30,864)           744       3,674     (97,481)
Net unrealized appreciation of investments...........    18,265      50,166        57,690         26,528      28,082      19,873
Paid-in capital......................................    35,442     173,369       249,708         97,650      85,546     310,539
                                                        -------   ---------   -----------  -------------  ----------   ---------

          Total Net Assets............................  $55,239   $ 232,438   $   278,259  $     125,283  $  118,359   $ 233,206
                                                        =======   =========   ===========  =============  ==========   =========

NET ASSETS:

Class 1 Shares........................................  $54,260   $ 201,518   $   275,127  $     116,904  $  111,810   $ 232,001
                                                        =======   =========   ===========  =============  ==========   =========

Class 2 Shares........................................  $   979   $  30,920   $     3,132  $       8,379  $    6,549   $   1,205
                                                        =======   =========   ===========  =============  ==========   =========

SHARES OUTSTANDING:

Class 1 Shares........................................    3,243      12,054        15,267          5,837       6,960      18,113
                                                        =======   =========   ===========  =============  ==========   =========

Class 2 Shares........................................       59       1,859           175            420         409          95
                                                        =======   =========   ===========  =============  ==========   =========

CLASS 1 SHARES:**

Net asset value, offering and redemption price
     per share of beneficial interest outstanding.....  $ 16.73   $   16.72   $     18.02  $       20.03  $    16.07   $   12.81
                                                        =======   =========   ===========  =============  ==========   =========

CLASS 2 SHARES:**

Net asset value, offering and redemption price
     per share of beneficial interest outstanding.....  $ 16.65   $   16.63   $     17.94  $       19.95  $    15.99   $   12.74
                                                        =======   =========   ===========  =============  ==========   =========

--------------
*     Amount represents less than $500.

**    Net asset value is not shown in thousands.

                       See Notes to Financial Statements.

                                                                    VT U.S.
VT SMALL CAP  VT SMALL CAP    VT INTERNATIONAL   VT SHORT TERM     GOVERNMENT               VT MONEY
   VALUE         GROWTH            GROWTH           INCOME         SECURITIES   VT INCOME    MARKET
   FUND           FUND              FUND             FUND             FUND         FUND       FUND
------------  ------------    ----------------   -------------     ----------   ---------  -----------
$        172  $       (163)      $     (97)      $       1,065     $    5,995   $   5,611  $        --

       2,449       (23,709)        (10,832)               (661)        (3,007)     (1,096)          --*
       5,355         3,409          16,004                 367          1,242      11,126           --
      36,306        64,548          85,851              53,313        275,189     194,208       18,345
------------  ------------       ---------       -------------     ----------   ---------  -----------
$     44,282  $     44,085       $  90,926       $      54,084     $  279,419   $ 209,849  $    18,345
============  ============       =========       =============     ==========   =========  ===========

$     44,282  $     40,581       $  90,342       $      48,132     $  268,846   $ 187,240  $    13,710
============  ============       =========       =============     ==========   =========  ===========

              $      3,504       $     584       $       5,952     $   10,573   $  22,609  $     4,635
              ============       =========       =============     ==========   =========  ===========

       3,607         4,552           7,339              19,259         25,772      17,557       13,725
============  ============       =========       =============     ==========   =========  ===========

                       397              48               2,392          1,015       2,130        4,637
              ============       =========       =============     ==========   =========  ===========

$      12.28  $       8.91       $   12.31       $        2.50     $    10.43   $   10.66  $      1.00
============  ============       =========       =============     ==========   =========  ===========

              $       8.83       $   12.25       $        2.49     $    10.41   $   10.61  $      1.00
              ============       =========       =============     ==========   =========  ===========

                       See Notes to Financial Statements.

Statement of Operations

WM VARIABLE TRUST
For the Six Months Ended June 30, 2005 (unaudited)
(In thousands)

                                                    VT EQUITY  VT GROWTH &  VT WEST COAST   VT MID CAP
                                         VT REIT     INCOME      INCOME        EQUITY         STOCK         VT GROWTH
                                           FUND       FUND        FUND          FUND           FUND           FUND
                                         --------   ---------  -----------  -------------   ----------      ---------
INVESTMENT INCOME:
Dividends.............................   $  1,106   $   3,299  $     2,698  $         706   $    1,415      $   1,263
Interest..............................         28         396           99             53           97             74
Foreign withholding taxes.............         --         (26)         (26)            (1)          (4)           (14)
Securities lending income.............         10          46            8             12           22              9
                                         --------   ---------  -----------  -------------   ----------      ---------
  Total investment income.............      1,144       3,715        2,779            770        1,530          1,332
                                         --------   ---------  -----------  -------------   ----------      ---------
EXPENSES:
Investment advisory fee...............        201         682        1,002            382          424            947
Class 2 Shares distribution fees......          1          34            4             10            8              2
Custodian fees........................          1           4            6              5            4             32
Legal and audit fees..................         14          18           19             16           13             19
Trustees' fees........................          1           2            3              1            1              3
Other.................................          6          16           20             12           11             50
                                         --------   ---------  -----------  -------------   ----------      ---------
  Total expenses......................        224         756        1,054            426          461          1,053
Fees reduced by custodian credits.....         --*         --*          --*            --*          --*            (1)
                                         --------   ---------  -----------  -------------   ----------      ---------
  Net expenses........................        224         756        1,054            426          461          1,052
                                         --------   ---------  -----------  -------------   ----------      ---------
NET INVESTMENT INCOME/(LOSS)..........        920       2,959        1,725            344        1,069            280
                                         --------   ---------  -----------  -------------   ----------      ---------
NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
 Security transactions................        623       7,198        2,063          3,847        4,345          8,228
 Forward foreign currency contracts
  and foreign currency transactions...         --          --           --             --           --            (17)
 Futures contracts....................         --          --           --             --           --             --
                                         --------   ---------  -----------  -------------   ----------      ---------
 Net realized gain/(loss) on
  investment transactions.............        623       7,198        2,063          3,847        4,345          8,211
                                         --------   ---------  -----------  -------------   ----------      ---------
Capital gain distributions received...          1          --           --             --           --             --
                                         --------   ---------  -----------  -------------   ----------      ---------
Net increase from payment
 by the Advisor**.....................         --          --           --             --           --             --
                                         --------   ---------  -----------  -------------   ----------      ---------
Net change in unrealized
 appreciation/depreciation of:
 Securities...........................        935        (244)      (3,026)       ( 5,921)         288       ( 11,404)
 Forward foreign currency contracts...         --          --           --             --           --             24
 Foreign currency, futures contracts
  and other assets and liabilities....         --          --           --             --           --             (1)
                                         --------   ---------  -----------  -------------   ----------      ---------
Net change in unrealized
 appreciation/depreciation of
 investment transactions..............        935        (244)      (3,026)       ( 5,921)         288       ( 11,381)
                                         --------   ---------  -----------  -------------   ----------      ---------
Net realized and unrealized
gain/(loss) on investments............      1,559       6,954         (963)       ( 2,074)       4,633         (3,170)
                                         --------   ---------  -----------  -------------   ----------      ---------
NET INCREASE/(DECREASE) IN
 NET ASSETS RESULTING
 FROM OPERATIONS......................   $  2,479   $   9,913  $       762  $     ( 1,730)  $    5,702      $  (2,890)
                                         ========   =========  ===========  =============   ==========      =========

--------------
* Amount represents less than $500.
** See Note 3 in Notes to Financial Statements.

                       See Notes to Financial Statements.

                                                                        VT U.S.
VT SMALL CAP       VT SMALL CAP    VT INTERNATIONAL    VT SHORT TERM   GOVERNMENT                    VT MONEY
   VALUE              GROWTH           GROWTH             INCOME       SECURITIES     VT INCOME       MARKET
   FUND                FUND             FUND               FUND           FUND          FUND           FUND
------------       ------------    ----------------    -------------   ----------     ---------      --------
$        336       $         68    $          1,538    $          --   $       --     $      --      $     --
          32                 14                  28            1,237        6,775         6,212           255
         (29)                (1)               (155)              --           --            --            --
          36                 30                  44               --           --            --            --
------------       ------------    ----------------    -------------   ----------     ---------      --------
         375                111               1,455            1,237        6,775         6,212           255
------------       ------------    ----------------    -------------   ----------     ---------      --------

         181                196                 409              135          687           516            42
          --                  4                   1                8           14            29             6
           5                 13                  64                4           10             5             1
          16                 16                  17               15           19            17            16
           1                  1                   1                1            3             2            --
           1                 44                  22                7           22            21             3
------------       ------------    ----------------    -------------   ----------     ---------      --------
         204                274                 514              170          755           590            68
          --*                --*                 --*              --*          --*           --*           --*
------------       ------------    ----------------    -------------   ----------     ---------      --------
         204                274                 514              170          755           590            68
------------       ------------    ----------------    -------------   ----------     ---------      --------
         171               (163)                941            1,067        6,020         5,622           187
------------       ------------    ----------------    -------------   ----------     ---------      --------

       2,295               (202)              1,948              (60)         596           534            --

          (4)                --                 177               --           --            --            --
          --                 --                  --              (36)          --            --            --
------------       ------------    ----------------    -------------   ----------     ---------      --------

       2,291               (202)              2,125              (96)         596           534            --
------------       ------------    ----------------    -------------   ----------     ---------      --------
          --                 --                  --               --           --            --            --
------------       ------------    ----------------    -------------   ----------     ---------      --------

          --                170                  --               --           --            --            --
------------       ------------    ----------------    -------------   ----------     ---------      --------

        (893)            (5,168)             (4,989)            (514)      (1,307)       (1,745)           --
          --*                --                 134               --           --            --            --

          --*                --                  (9)              28           --            --            --
------------       ------------    ----------------    -------------   ----------     ---------      --------

        (893)            (5,168)             (4,864)            (486)      (1,307)       (1,745)           --
------------       ------------    ----------------    -------------   ----------     ---------      --------

       1,398             (5,200)             (2,739)            (582)        (711)       (1,211)           --
------------       ------------    ----------------    -------------   ----------     ---------      --------

$      1,569       $     (5,363)   $         (1,798)   $         485   $    5,309     $   4,411      $    187
============       ============    ================    =============   ==========     =========      ========

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
WM VARIABLE TRUST
For the Six Months Ended June 30, 2005 (unaudited)
(In thousands)

                                                              VT EQUITY     VT GROWTH &   VT WEST COAST    VT MID CAP
                                                  VT REIT      INCOME         INCOME          EQUITY          STOCK     VT GROWTH
                                                   FUND         FUND           FUND            FUND           FUND        FUND
                                                ----------  ------------   ------------   -------------    ----------   ---------
Net investment income/(loss)...............     $      920  $      2,959   $      1,725   $         344    $    1,069   $     280
Net realized gain/(loss) on investment
  transactions.............................            623         7,198          2,063           3,847         4,345       8,211
Capital gain distributions received........              1            --             --              --            --          --
Net increase from payment
  by the Advisor*..........................             --            --             --              --            --          --
Net change in unrealized
  appreciation/ depreciation of
  investments..............................            935          (244)        (3,026)         (5,921)          288     (11,381)
                                                ----------  ------------   ------------   -------------    ----------   ---------
Net increase/(decrease) in net
  assets resulting from operations.........          2,479         9,913            762          (1,730)        5,702      (2,890)
Distributions to shareholders
from:
  Net investment income:
      Class 1 Shares.......................         (1,095)       (3,268)        (3,393)           (864)         (519)     (1,293)
      Class 2 Shares.......................            (22)         (459)           (33)            (46)          (18)         (4)
  Net realized gains on investments:
      Class 1 Shares.......................         (2,005)           --             --              --        (7,313)         --
      Class 2 Shares.......................            (41)           --             --              --          (431)         --
  Net increase/(decrease) in net
    assets from Fund share transactions:
      Class 1 Shares.......................          3,328         6,621          6,989              17         5,902      (9,469)
      Class 2 Shares.......................            625         6,020           (266)            265           609        (130)
                                                ----------  ------------   ------------   -------------    ----------   ---------
Net increase/(decrease) in net assets......          3,269        18,827          4,059          (2,358)        3,932     (13,786)
NET ASSETS:
Beginning of period........................         51,970       213,611        274,200         127,641       114,427     246,992
                                                ----------  ------------   ------------   -------------    ----------   ---------
End of period..............................     $   55,239  $    232,438   $    278,259   $     125,283    $  118,359   $ 233,206
                                                ==========  ============   ============   =============    ==========   =========
Undistributed net investment
  income/(accumulated net investment
  loss) at end of period...................     $    1,067  $      3,010   $      1,725   $         361    $    1,057   $     275
                                                ==========  ============   ============   =============    ==========   =========

-----------
*  See Note 3 in Notes to Financial Statements.

                       See Notes to Financial Statements.

                                                                VT U.S.
VT SMALL CAP   VT SMALL CAP  VT INTERNATIONAL  VT SHORT TERM  GOVERNMENT                VT MONEY
   VALUE          GROWTH          GROWTH          INCOME      SECURITIES  VT INCOME      MARKET
    FUND           FUND            FUND            FUND          FUND       FUND          FUND
------------   ------------  ----------------  -------------  ----------  ---------    ---------
 $     171      $    (163)      $     941        $   1,067    $   6,020   $   5,622    $     187

     2,291           (202)          2,125              (96)         596         534           --
        --             --              --               --           --          --           --

        --            170              --               --           --          --           --

      (893)        (5,168)         (4,864)            (486)      (1,307)     (1,745)          --
 ---------      ---------       ---------        ---------    ---------   ---------    ---------

     1,569         (5,363)         (1,798)             485        5,309       4,411          187

      (202)            --          (1,503)          (1,866)     (11,782)    (10,718)        (145)
        --             --              (9)            (227)        (436)     (1,267)         (42)

    (1,350)            --              --               --           --          --           --
        --             --              --               --           --          --           --

     1,597         (7,433)          1,759              987       11,704       8,431         (950)
        --            206             292             (965)      (1,949)         64         (769)
 ---------      ---------       ---------        ---------    ---------   ---------    ---------
     1,614        (12,590)         (1,259)          (1,586)       2,846         921       (1,719)

    42,668         56,675          92,185           55,670      276,573     208,928       20,064
 ---------      ---------       ---------        ---------    ---------   ---------    ---------
 $  44,282      $  44,085       $  90,926        $  54,084    $ 279,419   $ 209,849    $  18,345
 =========      =========       =========        =========    =========   =========    =========

 $     172      $    (163)      $     (97)       $   1,065    $   5,995   $   5,611    $      --
 =========      =========       =========        =========    =========   =========    =========

                      See Notes to Financial Statements.

WM VARIABLE TRUST

For the Year Ended December 31, 2004

(In thousands)

                                                             VT EQUITY   VT GROWTH &   VT WEST COAST   VT MID CAP
                                                 VT REIT      INCOME       INCOME         EQUITY          STOCK     VT GROWTH
                                                  FUND         FUND         FUND           FUND           FUND        FUND
                                                ---------    ----------  -----------   -------------   ----------   ---------
Net investment income/(loss) .............      $   1,504    $   3,914    $   3,430      $     988     $     529    $   1,288
Net realized gain/(loss) on
  investment transactions ................          1,619        5,976        3,952          3,511         7,731       10,807
Capital gain distributions received.......              3           --           --             --            --           --
Net change in unrealized appreciation/
  depreciation of investments ............          9,865       23,367       15,399          9,975         5,864        5,842
                                                ---------    ---------    ---------      ---------     ---------    ---------

Net increase in net assets resulting
  from operations ........................         12,991       33,257       22,781         14,474        14,124       17,937
Distributions to shareholders from:
  Net investment income:
    Class 1 Shares .......................           (624)      (2,972)      (2,661)          (277)         (318)          --
    Class 2 Shares .......................             (1)        (274)         (29)           (10)           (9)          --
Net realized gains on investments:
    Class 1 Shares .......................           (322)          --           --             --        (1,560)          --
    Class 2 Shares .......................             (1)          --           --             --           (76)          --
Net increase/(decrease) in net assets
 from Fund share transactions:
    Class 1 Shares .......................          1,027       12,872        5,101            886        12,385       37,965
    Class 2 Shares .......................            306        8,506          476          2,206         1,748          (21)
                                                ---------    ---------    ---------      ---------     ---------    ---------
Net increase/(decrease) in net assets ....         13,376       51,389       25,668         17,279        26,294       55,881
NET ASSETS:
Beginning of year ........................         38,594      162,222      248,532        110,362        88,133      191,111
                                                ---------    ---------    ---------      ---------     ---------    ---------

End of year ..............................      $  51,970    $ 213,611    $ 274,200      $ 127,641     $ 114,427    $ 246,992
                                                =========    =========    =========      =========     =========    =========

Undistributed net investment income
  at end of year..........................      $   1,264    $   3,778    $   3,426      $     927     $     525    $   1,292
                                                =========    =========    =========      =========     =========    =========


-----------
* The VT Small Cap Value Fund commenced operations on May 3, 2004.

                       See Notes to Financial Statements.

                                                                 VT U.S.
VT SMALL CAP  VT SMALL CAP  VT INTERNATIONAL  VT SHORT TERM     GOVERNMENT                         VT MONEY
    VALUE        GROWTH          GROWTH           INCOME        SECURITIES         VT INCOME        MARKET
    FUND*         FUND            FUND             FUND            FUND               FUND           FUND
------------  ------------  ----------------  -------------     -----------     --------------   -----------
 $     202    $     (316)     $        800     $     2,051      $   10,842      $      11,571    $       162

     1,509         9,800               928             (96)            211                518              1
        --            --                --              --              --                 --             --

     6,248        (5,156)            9,202            (818)         (1,147)            (1,287)            --
 ---------    ----------      ------------     -----------      ----------      -------------    -----------

     7,959         4,328            10,930           1,137           9,906             10,802            163

        --            --              (969)         (1,841)         (9,806)           (11,009)          (138)
        --            --                (2)           (296)           (519)            (1,314)           (24)

        --            --                --              --              --                 --             --
        --            --                --              --              --                 --             --

    34,709       (21,914)            7,807           2,787          59,999             (7,019)        (5,538)
        --           745                99           1,098          (3,523)             2,327          2,335
 ---------    ----------      ------------     -----------      ----------      -------------    -----------
    42,668       (16,841)           17,865           2,885          56,057             (6,213)        (3,202)

        --        73,516            74,320          52,785         220,516            215,141         23,266
 ---------    ----------      ------------     -----------      ----------      -------------    -----------
 $  42,668    $   56,675      $     92,185     $    55,670      $  276,573      $     208,928    $    20,064
 =========    ==========      ============     ===========      ==========      =============    ===========

 $     203    $       --      $        474     $     2,091      $   12,193      $      11,974    $        --
 =========    ==========      ============     ===========      ==========      =============    ===========

                       See Notes to Financial Statements.

Statement of Changes in Net Assets -- Capital Stock Activity

WM VARIABLE TRUST

(In thousands)

                                                 VT REIT FUND              VT EQUITY INCOME FUND        VT GROWTH & INCOME FUND
                                          ---------------------------   ---------------------------   ---------------------------
                                             PERIOD                       PERIOD                        PERIOD
                                              ENDED                        ENDED                         ENDED
                                           06/30/05       YEAR ENDED     06/30/05       YEAR ENDED      06/30/05      YEAR ENDED
                                          (UNAUDITED)      12/31/04     (UNAUDITED)      12/31/04      (UNAUDITED)     12/31/04
                                          ------------   ------------   ------------   ------------   ------------   ------------
AMOUNT
 CLASS 1:
  Sold .................................  $       456    $     3,161    $     7,059    $    17,076    $     8,710    $    17,117
  Issued as reinvestment of dividends ..        3,100            946          3,268          2,972          3,393          2,661
  Redeemed .............................         (228)        (3,080)        (3,706)        (7,176)        (5,114)       (14,677)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Net increase/(decrease) ..............  $     3,328    $     1,027    $     6,621    $    12,872    $     6,989    $     5,101
                                          ===========    ===========    ===========    ===========    ===========    ===========

 CLASS 2:
  Sold .................................  $       780    $       361    $     7,464    $     9,694    $       414    $       964
  Issued as reinvestment of dividends ..           63              2            459            274             33             29
  Redeemed .............................         (218)           (57)        (1,903)        (1,462)          (713)          (517)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Net increase/(decrease) ..............  $       625    $       306    $     6,020    $     8,506    $      (266)   $       476
                                          ===========    ===========    ===========    ===========    ===========    ===========
SHARES
 CLASS 1:
  Sold .................................           28            230            433          1,175            480            999
  Issued as reinvestment of dividends ..          185             71            194            206            187            153
  Redeemed .............................          (14)          (216)          (227)          (490)          (285)          (853)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Net increase/(decrease) ..............          199             85            400            891            382            299
                                          ===========    ===========    ===========    ===========    ===========    ===========

 CLASS 2:
  Sold .................................           48             24            459            660             23             56
  Issued as reinvestment of dividends ..            4             -- *           27             19              2              1
  Redeemed .............................          (13)            (4)          (116)          (101)           (39)           (30)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Net increase/(decrease) ..............           39             20            370            578            (14)            27
                                          ===========    ===========    ===========    ===========    ===========    ===========

                                           VT SMALL CAP GROWTH FUND    VT INTERNATIONAL GROWTH FUND    VT SHORT TERM INCOME FUND
                                          ---------------------------   ---------------------------   ---------------------------
                                             PERIOD                       PERIOD                        PERIOD
                                              ENDED                        ENDED                         ENDED
                                           06/30/05       YEAR ENDED     06/30/05       YEAR ENDED      06/30/05      YEAR ENDED
                                          (UNAUDITED)      12/31/04     (UNAUDITED)      12/31/04      (UNAUDITED)     12/31/04
                                          ------------   ------------   ------------   ------------   ------------   ------------
AMOUNT
 CLASS 1:
  Sold .................................  $       808    $     4,692    $     1,333    $     8,357    $       826    $     4,963
  Issued as reinvestment of dividends ..           --             --          1,503            969          1,866          1,841
  Redeemed .............................       (8,241)       (26,606)        (1,077)        (1,519)        (1,705)        (4,017)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Net increase/(decrease) ..............  $    (7,433)   $   (21,914)   $     1,759    $     7,807    $       987    $     2,787
                                          ===========    ===========    ===========    ===========    ===========    ===========

 CLASS 2:
  Sold .................................  $       535    $     1,547    $       290    $       112    $       553    $     3,276
  Issued as reinvestment of dividends ..           --             --              9              2            227            296
  Redeemed .............................         (329)          (802)            (7)           (15)        (1,745)        (2,474)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Net increase/(decrease) ..............  $       206    $       745    $       292    $        99    $      (965)   $     1,098
                                          ===========    ===========    ===========    ===========    ===========    ===========

SHARES
 CLASS 1:
  Sold .................................           91            519            106            726            322          1,902
  Issued as reinvestment of dividends ..           --             --            122             86            750            731
  Redeemed .............................         (923)        (2,658)           (86)          (132)          (663)        (1,542)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Net increase/(decrease) ..............         (832)        (2,139)           142            680            409          1,091
                                          ===========    ===========    ===========    ===========    ===========    ===========

 CLASS 2:
  Sold .................................           64            170             24              9            216          1,257
  Issued as reinvestment of dividends ..           --             --              1             --*            91            118
  Redeemed .............................          (38)           (89)            (1)            (1)          (684)          (960)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Net increase /(decrease) .............           26             81             24              8           (377)           415
                                          ===========    ===========    ===========    ===========    ===========    ===========

-----------
* Amount represents less than 500 shares.
+ The VT Small Cap Value Fund commenced operations on May 3, 2004.

                       See Notes to Financial Statements.

  VT WEST COAST EQUITY FUND         VT MID CAP STOCK FUND              VT GROWTH FUND             VT SMALL CAP VALUE FUND+
-----------------------------   -----------------------------   -----------------------------   ------------------------------
   PERIOD                           PERIOD                         PERIOD                          PERIOD
   ENDED                            ENDED                           ENDED                           ENDED
  06/30/05       YEAR ENDED        06/30/05       YEAR ENDED       06/30/05      YEAR ENDED       06/30/05       PERIOD ENDED
 (UNAUDITED)      12/31/04       (UNAUDITED)       12/31/04      (UNAUDITED)      12/31/04       (UNAUDITED)       12/31/04
-------------   -------------   -------------   -------------   -------------   -------------   -------------   --------------
$      2,364    $      9,806    $      1,134    $     12,260    $      1,470    $     48,627    $        145    $     36,284
         864             277           7,832           1,878           1,293              --           1,552              --
      (3,211)         (9,197)         (3,064)         (1,753)        (12,232)        (10,662)           (100)         (1,575)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$         17    $        886    $      5,902    $     12,385    $     (9,469)   $     37,965    $      1,597    $     34,709
============    ============    ============    ============    ============    ============    ============    ============

$      1,057    $      3,190    $        693    $      1,995    $         42    $        543
          46              10             449              85               4              --
        (838)           (994)           (533)           (332)           (176)           (564)
------------    ------------    ------------    ------------    ------------    ------------
$        265    $      2,206    $        609    $      1,748    $       (130)   $        (21)
============    ============    ============    ============    ============    ============

         120             529              70             812             115           3,961              12           3,631
          43              15             487             123              99              --             126              --
        (163)           (504)           (186)           (115)           (958)           (876)             (8)           (154)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
          --*             40             371             820            (744)          3,085             130           3,477
============    ============    ============    ============    ============    ============    ============    ============

          54             172              42             132               3              45
           2               1              28               6              --*             --
         (42)            (55)            (33)            (22)            (13)            (46)
------------    ------------    ------------    ------------    ------------    ------------
          14             118              37             116             (10)             (1)
============    ============    ============    ============    ============    ============

     VT U.S. GOVERNMENT
       SECURITIES FUND                    VT INCOME FUND                 VT MONEY MARKET FUND
------------------------------    ------------------------------    ------------------------------
   PERIOD                            PERIOD                            PERIOD
   ENDED                              ENDED                             ENDED
  06/30/05        YEAR ENDED        06/30/05        YEAR ENDED        06/30/05        YEAR ENDED
 (UNAUDITED)       12/31/04        (UNAUDITED)       12/31/04        (UNAUDITED)       12/31/04
-------------    -------------    -------------    -------------    -------------    -------------
$      4,111     $     70,555     $      2,082     $     10,152     $      4,304     $      7,321
      11,782            9,806           10,718           11,009              145              138
      (4,189)         (20,362)          (4,369)         (28,180)          (5,399)         (12,997)
------------     ------------     ------------     ------------     ------------     ------------
$     11,704     $     59,999     $      8,431     $     (7,019)    $       (950)    $     (5,538)
============     ============     ============     ============     ============     ============

$        226     $      1,227     $      1,561     $      6,098     $      2,259     $      5,866
         436              519            1,267            1,314               42               24
      (2,611)          (5,269)          (2,764)          (5,085)          (3,070)          (3,555)
------------     ------------     ------------     ------------     ------------     ------------
$     (1,949)    $     (3,523)    $         64     $      2,327     $       (769)    $      2,335
============     ============     ============     ============     ============     ============

         384            6,590              188              928            4,304            7,321
       1,135              953            1,015            1,057              145              138
        (390)          (1,903)            (395)          (2,588)          (5,399)         (12,997)
------------     ------------     ------------     ------------     ------------     ------------
       1,129            5,640              808             (603)            (950)          (5,538)
============     ============     ============     ============     ============     ============

          21              114              142              555            2,259            5,866
          42               51              120              127               42               24
        (244)            (495)            (253)            (466)          (3,070)          (3,555)
------------     ------------     ------------     ------------     ------------     ------------
        (181)            (330)               9              216             (769)           2,335
============     ============     ============     ============     ============     ============

                       See Notes to Financial Statements.

Financial Highlights

For a Fund share outstanding throughout each period.

                                                                        CLASS 1
                                                                   ----------------
                                                                      SIX MONTHS                YEARS ENDED
                                                                         ENDED                  DECEMBER 31
                                                                       06/30/05        ------------------------------
VT REIT FUND                                                          (UNAUDITED)         2004            2003 (3)
-----------------------------------------------------------        ----------------    -------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD .........................     $       16.96       $   13.04       $     10.00
                                                                   -------------       ---------       -----------

  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ....................................              0.30(5)         0.49(5)           0.36(5)
    Net realized and unrealized gain on investments ..........              0.49            3.74              2.68
                                                                   -------------       ---------       -----------
    Total from investment operations .........................              0.79            4.23              3.04
                                                                   -------------       ---------       -----------

  LESS DISTRIBUTIONS:
    Dividends from net investment income .....................             (0.36)          (0.20)               --
    Dividends from net realized capital gains ................             (0.66)          (0.11)               --
                                                                   -------------       ---------       -----------
    Total distributions ......................................             (1.02)          (0.31)               --
                                                                   -------------       ---------       -----------
NET ASSET VALUE, END OF PERIOD ...............................     $       16.73       $   16.96       $     13.04
                                                                   =============       =========       ===========

TOTAL RETURN (1) .............................................              4.65%          33.08%            30.40%
  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net assets, end of period (in 000s) ......................     $      54,260       $  51,632       $    38,593
    Ratio of operating expenses to average net assets ........              0.88%(7)        0.88%             1.00%(7)
    Ratio of net investment income to average net assets .....              3.67%(7)        3.43%             4.21%(7)
    Portfolio turnover rate ..................................                 8%             13%                3%
    Ratio of operating expenses to average net assets
       without fee waivers, expenses reimbursed and/or
       fees reduced by credits allowed by the custodian (2) ..              0.88%(7)        0.88%             1.00%(7)

                                                               CLASS 1
                                                             -----------
                                                             SIX MONTHS
                                                                ENDED                     YEARS ENDED DECEMBER 31
                                                               06/30/05    --------------------------------------------------------
VT EQUITY INCOME FUND                                         (UNAUDITED)     2004         2003       2002       2001       2000
------------------------------------------------------------ ------------  ----------- ----------- ----------- ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD ....................... $   16.26     $  13.90    $  11.01    $  12.87    $ 12.11    $ 10.50
                                                             ---------     --------    --------    --------    -------    -------

  INCOME FROM INVESTMENT OPERATIONS:

     Net investment income .................................      0.22(5)      0.32(5)     0.31(5)     0.36(5)    0.42(5)    0.36(5)
     Net realized and unrealized gain/(loss) on
       investments .........................................      0.52         2.30        2.95       (1.95)      0.54       1.42
                                                             ---------     --------    --------    --------    -------    -------
     Total from investment operations ......................      0.74         2.62        3.26       (1.59)      0.96       1.78
                                                             ---------     --------    --------    --------    -------    -------

  LESS DISTRIBUTIONS:
     Dividends from net investment income ..................     (0.28)       (0.26)      (0.31)      (0.25)     (0.12)     (0.17)
     Dividends from net realized capital gains .............        --           --       (0.06)      (0.02)     (0.08)        --
                                                             ---------     --------    --------    --------    -------    -------
     Total distributions ...................................     (0.28)       (0.26)      (0.37)      (0.27)     (0.20)     (0.17)
                                                             ---------     --------    --------    --------    -------    -------
NET ASSET VALUE, END OF PERIOD ............................. $   16.72     $  16.26    $  13.90    $  11.01    $ 12.87    $ 12.11
                                                             =========     ========    ========    ========    =======    =======

TOTAL RETURN (1) ...........................................      4.52%       19.12%      30.10%     (12.51)%     7.92%     17.19%

  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (in 000s) ................... $ 201,518     $189,517    $149,603    $112,304    $97,982    $46,744
     Ratio of operating expenses to average net assets .....      0.66%(7)     0.67%       0.70%       0.70%      0.70%      0.98%
     Ratio of net investment income to average net assets ..      2.74%(7)     2.15%       2.63%       3.04%      3.29%      3.31%
     Portfolio turnover rate ...............................        12%          26%         23%         16%        15%        40%
     Ratio of operating expenses to average net assets
       without fee waivers, expenses reimbursed and/or
       fees reduced by credits allowed by the custodian(2)..      0.66%(7)     0.67%       0.70%       0.70%      0.70%      0.99%

--------------
(1) Total return is not annualized for periods of less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(3)   The VT REIT Fund commenced operations on May 1, 2003.

(4)   The VT REIT Fund commenced selling Class 2 shares on August 5, 2003.

(5)   Per share numbers have been calculated using the average shares method.

(6)   The VT Equity Income Fund commenced selling Class 2 shares on May 1, 2001.

(7)   Annualized.

                       See Notes to Financial Statements.

    CLASS 2
---------------
   SIX MONTHS                  YEARS ENDED
     ENDED                     DECEMBER 31
    06/30/05        ---------------------------------
  (UNAUDITED)           2004             2003 (4)
---------------     -----------      ----------------
$      16.90        $  13.03         $       11.20
------------        --------         -------------

        0.29(5)         0.45(5)               0.28(5)
        0.47            3.73                  1.55
------------        --------         -------------
        0.76            4.18                  1.83
------------        --------         -------------
       (0.35)          (0.20)                   --
       (0.66)          (0.11)                   --
------------        --------         -------------
       (1.01)          (0.31)                   --
------------        --------         -------------
$      16.65        $  16.90         $       13.03
============        ========         =============

        4.52%          32.72%                16.34%

$        979        $    338         $           1
        1.13%(7)        1.13%                 1.25%(7)
        3.42%(7)        3.18%                 3.96%(7)
           8%             13%                    3%

        1.13%(7)        1.13%                 1.25%(7)

   CLASS 2
--------------
  SIX MONTHS
    ENDED                          YEARS ENDED DECEMBER 31
   06/30/05      ------------------------------------------------------------
 (UNAUDITED)        2004           2003           2002             2001 (6)
--------------   ------------    -----------   -------------    -------------
$     16.18      $   13.85       $  10.99      $    12.87       $    12.64
-----------      ---------       --------      ----------       ----------

       0.20(5)        0.28(5)        0.29(5)         0.32(5)          0.22(5)
       0.50           2.30           2.93           (1.93)            0.21
-----------      ---------       --------      ----------       ----------
       0.70           2.58           3.22           (1.61)            0.43
-----------      ---------       --------      ----------       ----------

      (0.25)         (0.25)         (0.30)          (0.25)           (0.12)
         --             --          (0.06)          (0.02)           (0.08)
-----------      ---------       --------      ----------       ----------
      (0.25)         (0.25)         (0.36)          (0.27)           (0.20)
-----------      ---------       --------      ----------       ----------
$     16.63      $   16.18       $  13.85      $    10.99       $    12.87
===========      =========       ========      ==========       ==========
       4.33%         18.82%         29.73%         (12.67)%           3.40%

$    30,920      $  24,094       $ 12,619      $    6,460       $      658
       0.91%(7)       0.92%          0.95%           0.95%            0.94%(7)
       2.49%(7)       1.90%          2.38%           2.79%            3.05%(7)
         12%            26%            23%             16%              15%

       0.91%(7)       0.92%          0.95%           0.95%            0.94%(7)

                       See Notes to Financial Statements.

Financial Highlights

For a Fund share outstanding throughout each period.

                                                               CLASS 1
                                                             ------------
                                                              SIX MONTHS
                                                                ENDED                      YEARS ENDED DECEMBER 31
                                                               06/30/05   ----------------------------------------------------------
VT GROWTH & INCOME FUND                                      (UNAUDITED)      2004       2003        2002        2001      2000
------------------------------------------------------------ ------------ ----------- ----------- ----------- ---------- -----------
NET ASSET VALUE, BEGINNING OF PERIOD........................ $   18.19    $  16.85    $  13.45    $  17.18    $  18.23   $  18.58
                                                             ---------    --------    --------    --------    --------   --------

  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income...................................      0.11(4)     0.23(4)     0.19(4)     0.15(4)     0.09       0.07(4)
    Net realized and unrealized gain/
     (loss) on investments..................................     (0.05)       1.29        3.39       (3.77)      (0.70)      0.37
                                                             ---------    --------    --------    --------    --------   --------
    Total from investment operations........................      0.06        1.52        3.58       (3.62)      (0.61)      0.44
                                                             ---------    --------    --------    --------    --------   --------

  LESS DISTRIBUTIONS:
    Dividends from net investment income....................     (0.23)      (0.18)      (0.18)      (0.11)      (0.06)     (0.04)
    Dividends from net realized capital gains...............        --          --          --          --       (0.38)     (0.75)
                                                             ---------    --------    --------    --------    --------   --------
    Total distributions.....................................     (0.23)      (0.18)      (0.18)      (0.11)      (0.44)     (0.79)
                                                             ---------    --------    --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD.............................. $   18.02    $  18.19    $  16.85    $  13.45    $  17.18   $  18.23
                                                             =========    ========    ========    ========    ========   ========
TOTAL RETURN (1)............................................      0.29%       9.08%      26.80%     (21.16)%     (3.51)%     2.36%
  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net assets, end of period (in 000s)..................... $ 275,127    $270,775    $245,820    $209,337    $319,171   $309,992
    Ratio of operating expenses to average net assets ......      0.77%(7)    0.79%       0.83%       0.81%       0.78%      0.97%
    Ratio of net investment income to average net assets....      1.27%(7)    1.33%       1.28%       1.01%       0.54%      0.39%
    Portfolio turnover rate.................................         7%         11%         16%         20%         25%        31%
    Ratio of operating expenses to average net assets
      without fee waivers, expenses reimbursed and/or
      fees reduced by credits allowed by the custodian(2)...      0.77%(7)    0.79%       0.83%       0.81%       0.78%      0.97%

                                                              CLASS 1
                                                            ------------
                                                             SIX MONTHS
                                                               ENDED                       YEARS ENDED DECEMBER 31
                                                              06/30/05    ----------------------------------------------------------
VT WEST COAST EQUITY FUND                                   (UNAUDITED)       2004       2003        2002       2001       2000
----------------------------------------------------------- ------------  ----------  ----------- ----------- ---------- -----------
NET ASSET VALUE, BEGINNING OF PERIOD....................... $   20.45     $  18.14    $  12.69    $  16.70    $ 16.01    $  15.14
                                                            ---------     --------    --------    --------    -------    --------

  INCOME FROM INVESTMENT OPERATIONS:

     Net investment income.................................      0.06         0.16(4)     0.06(4)     0.06(4)    0.10(4)     0.13(4)
     Net realized and unrealized gain/(loss) on investment.     (0.33)        2.20        5.43       (3.79)      1.03        0.84
                                                            ---------     --------    --------    --------    -------    --------
     Total from investment operations......................     (0.27)        2.36        5.49       (3.73)      1.13        0.97
                                                            ---------     --------    --------    --------    -------    --------

  LESS DISTRIBUTIONS:
     Dividends from net investment income..................     (0.15)       (0.05)      (0.04)      (0.08)     (0.09)         --
     Dividends from net realized capital gains.............        --           --          --       (0.20)     (0.35)      (0.10)
                                                            ---------     --------    --------    --------    -------    --------
     Total distributions...................................     (0.15)       (0.05)      (0.04)      (0.28)     (0.44)      (0.10)
                                                            ---------     --------    --------    --------    -------    --------
NET ASSET VALUE, END OF PERIOD............................. $   20.03     $  20.45    $  18.14    $  12.69    $ 16.70    $  16.01
                              .                             =========     ========    ========    ========    =======    ========

 TOTAL RETURN (1)..........................................     (1.33)%      13.03%      43.35%     (22.55)%     6.88%       6.30%
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
      Net assets, end of period (in 000s).................. $ 116,904     $119,371    $105,160    $ 68,227    $83,835    $ 71,307
      Ratio of operating expenses to average net assets....      0.68%(7)     0.69%       0.71%       0.71%      0.70%       0.91%
      Ratio of net investment income to average net assets       0.58%(7)     0.87%       0.42%       0.42%      0.59%       0.76%
      Portfolio turnover rate..............................         7%          17%         16%         20%        19%         33%
      Ratio of operating expenses to average net assets
        without fee waivers, expenses reimbursed and/or
        fees reduced by credits allowed by the
        custodian(2).......................................      0.68%(7)     0.69%       0.71%       0.71%      0.70%       0.91%

 ----------------
(1) Total return is not annualized for periods of less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(3)   The Fund commenced selling Class 2 shares on November 6, 2001.

(4)   Per share numbers have been calculated using the average shares method.

(5)   Amount represents less than $0.01 per share.

(6) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

(7)   Annualized.

                       See Notes to Financial Statements.

    CLASS 2
---------------
  SIX MONTHS
     ENDED                           YEARS ENDED DECEMBER 31
   06/30/05       --------------------------------------------------------------
  (UNAUDITED)        2004            2003            2002           2001 (3)
---------------   ------------  -------------   -------------   ----------------
$      18.10      $   16.79     $    13.42      $    17.18      $       16.59
------------      ---------     ----------      ----------      -------------

        0.09(4)        0.19(4)        0.15(4)         0.11(4)            0.00(5)
       (0.07)          1.28           3.39           (3.76)              0.59(6)
------------      ---------     ----------      ----------      -------------
        0.02           1.47           3.54           (3.65)              0.59
------------      ---------     ----------      ----------      -------------

       (0.18)         (0.16)         (0.17)          (0.11)                --
          --             --             --              --                 --
------------      ---------     ----------      ----------      -------------
       (0.18)         (0.16)         (0.17)          (0.11)                --
------------      ---------     ----------      ----------      -------------
$      17.94      $   18.10     $    16.79      $    13.42      $       17.18
============      =========     ==========      ==========      =============

        0.12%          8.78%         26.49%         (21.33)%             3.56%
$      3,132      $   3,425     $    2,712      $    1,301      $         112
        1.02%(7)       1.04%          1.08%           1.06%              1.03%(7)
        1.02%(7)       1.08%          1.03%           0.76%              0.29%(7)
           7%            11%            16%             20%                25%

        1.02%(7)       1.04%          1.08%           1.06%              1.03%(7)


   CLASS 2
--------------
 SIX MONTHS
    ENDED                              YEARS ENDED DECEMBER 31
  06/30/05       -------------------------------------------------------------------
 (UNAUDITED)          2004            2003               2002           2001 (3)
-------------    -------------   ---------------    -------------   ----------------
$      20.35     $    18.08      $      12.67       $    16.70      $       15.52
------------     ----------      ------------       ----------      -------------

        0.03           0.11(4)           0.02(4)          0.02(4)            0.01(4)
       (0.32)          2.19              5.41            (3.77)              1.17
------------     ----------      ------------       ----------      -------------
       (0.29)          2.30              5.43            (3.75)              1.18
------------     ----------      ------------       ----------      -------------
       (0.11)         (0.03)            (0.02)           (0.08)                --
          --             --                --            (0.20)                --
------------     ----------      ------------       ----------      -------------
       (0.11)         (0.03)            (0.02)           (0.28)                --
------------     ----------      ------------       ----------      -------------
$      19.95     $    20.35      $      18.08       $    12.67      $       16.70
============     ==========      ============       ==========      =============
       (1.44)%        12.72%            42.93%          (22.67)%             7.60%
$      8,379     $    8,270      $      5,202       $    2,313      $          58
        0.93%(7)       0.94%             0.96%            0.96%              0.95%(7)
        0.33%(7)       0.62%             0.17%            0.17%              0.34%(7)
           7%            17%               16%              20%                19%

        0.93%(7)       0.94%             0.96%            0.96%              0.95%(7)

                       See Notes to Financial Statements.

Financial Highlights

For a Fund share outstanding throughout each period.

                                                           CLASS 1
                                                          ----------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                        YEARS ENDED DECEMBER 31
                                                           06/30/05      -------------------------------------------------------
                                                          (UNAUDITED)      2004         2003       2002        2001      2000(3)
                                                          -----------    --------     -------     -------    -------     -------
VT MID CAP STOCK FUND

NET ASSET VALUE, BEGINNING OF PERIOD ...................   $  16.44      $  14.63     $ 11.49     $ 13.14    $ 11.74     $ 10.00
                                                           --------      --------     -------     -------    -------     -------

      INCOME FROM INVESTMENT OPERATIONS:
           Net investment income/(loss) ................       0.15          0.08(5)     0.06(5)     0.04(5)    0.03(5)     0.01(5)
           Net realized and unrealized gain/(loss) on
             investments ...............................       0.69          2.03        3.12       (1.36)      1.38        1.73
                                                           --------      --------     -------     -------    -------     -------
           Total from investment operations ............       0.84          2.11        3.18       (1.32)      1.41        1.74
                                                           --------      --------     -------     -------    -------     -------
      LESS DISTRIBUTIONS:
           Dividends from net investment income ........      (0.08)        (0.05)      (0.04)      (0.03)     (0.01)         --
           Dividends from net realized capital gains ...      (1.13)        (0.25)         --       (0.30)        --          --
                                                           --------      --------     -------     -------    -------     -------
           Total distributions .........................      (1.21)        (0.30)      (0.04)      (0.33)     (0.01)         --
                                                           --------      --------     -------     -------    -------     -------
NET ASSET VALUE, END OF PERIOD .........................   $  16.07      $  16.44     $ 14.63     $ 11.49    $ 13.14     $ 11.74
                                                           ========      ========     =======     =======    =======     =======
TOTAL RETURN(1) ........................................       5.09%        14.59%      27.73%     (10.35)%    11.99%      17.40%
      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
           Net assets, end of period (in 000s) .........   $111,810      $108,347     $84,408     $63,119    $71,988     $56,717
           Ratio of operating expenses to average net
             assets ....................................       0.80%(7)      0.81%       0.83%       0.84%      0.82%       1.04%(7)
           Ratio of net investment income/(loss) to
             average net assets ........................       1.91%(7)      0.54%       0.47%       0.32%      0.21%       0.14%(7)
           Portfolio turnover rate .....................         13%           32%         37%         28%        30%         13%
           Ratio of operating expenses to average net
             assets without fee waivers, expenses
             reimbursed and/or fees reduced by
             credits allowed by the custodian(2) .......       0.80%(7)      0.81%       0.83%       0.84%      0.82%       1.04%(7)

                                                        CLASS 1
                                                      --------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                         YEARS ENDED DECEMBER 31
                                                       06/30/05      -----------------------------------------------------------
                                                      (UNAUDITED)      2004       2003          2002          2001        2000
                                                       ----------    --------   --------      --------      --------    --------
VT GROWTH FUND

NET ASSET VALUE, BEGINNING OF PERIOD ...............   $  13.03      $  12.04   $   9.32      $  13.51      $  22.99    $  38.54
                                                       --------      --------   --------      --------      --------    --------
      INCOME FROM INVESTMENT OPERATIONS:
           Net investment income/(loss) ............       0.02(5)       0.07      (0.00)(6)     (0.01)(5)      0.02(5)    (0.03)(5)
           Net realized and unrealized gain/
             (loss) on investments .................      (0.17)         0.92       2.72         (4.18)        (6.24)      (6.61)
                                                       --------      --------   --------      --------      --------    --------
           Total from investment operations ........      (0.15)         0.99       2.72         (4.19)        (6.22)      (6.64)
                                                       --------      --------   --------      --------      --------    --------
      LESS DISTRIBUTIONS:
           Dividends from net investment
             income ................................      (0.07)           --         --            --         (0.37)      (0.02)
           Dividends from net realized capital
             gains .................................         --            --         --            --         (2.89)      (8.89)
                                                       --------      --------   --------      --------      --------    --------
           Total distributions .....................      (0.07)           --         --            --         (3.26)      (8.91)
                                                       --------      --------   --------      --------      --------    --------
NET ASSET VALUE, END OF PERIOD .....................   $  12.81      $  13.03   $  12.04      $   9.32      $  13.51    $  22.99
                                                       ========      ========   ========      ========      ========    ========
TOTAL RETURN(1) ....................................      (1.15)%        8.22%     29.18%       (31.01)%      (29.05)%    (22.04)%
      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
        DATA:
           Net assets, end of period (in 000s) .....   $232,001      $245,637   $189,837      $135,422      $167,483    $306,551
           Ratio of operating expenses to
             average net assets ....................       0.89%(7)      0.94%      0.98%         1.00%         0.94%       1.10%
           Ratio of net investment income/
             (loss) to average net assets ..........       0.24%(7)      0.58%     (0.04)%       (0.05)%        0.11%      (0.10)%
           Portfolio turnover rate .................         50%           66%        75%          171%           92%         83%
           Ratio of operating expenses to
             average net assets without fee
             waivers, expenses reimbursed
             and/or fees reduced by credits
             allowed by the custodian(2) ...........       0.89%(7)      0.95%      0.98%         1.00%         0.94%       1.11%


-----------------------
(1) Total return is not annualized for periods of less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(3)   The VT Mid Cap Stock Fund commenced operations on May 1, 2000.

(4)   The VT Mid Cap Stock Fund commenced selling Class 2 shares on May 1, 2001.

(5)   Per share numbers have been calculated using the average shares method.

(6)   Amount represents less than $0.01 per share.

(7)   Annualized.

(8)   The VT Growth Fund commenced selling Class 2 shares on November 6, 2001.

(9) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

                       See Notes to Financial Statements.

  CLASS 2
-----------------------------------------------------------------
SIX MONTHS
   ENDED                      YEARS ENDED DECEMBER 31
 06/30/05        ------------------------------------------------
(UNAUDITED)         2004         2003          2002       2001(4)
-----------      ---------     --------     ---------     -------
$     16.36      $   14.58     $  11.46     $   13.13     $ 12.35
-----------      ---------     --------     ---------     -------

       0.12           0.04(5)      0.03(5)       0.01(5)    (0.00)(5)(6)
       0.69           2.02         3.11         (1.36)       0.79
-----------      ---------     --------     ---------     -------
       0.81           2.06         3.14         (1.35)       0.79
-----------      ---------     --------     ---------     -------

      (0.05)         (0.03)       (0.02)        (0.02)      (0.01)
      (1.13)         (0.25)          --         (0.30)         --
-----------      ---------     --------     ---------     -------
      (1.18)         (0.28)       (0.02)        (0.32)      (0.01)
-----------      ---------     --------     ---------     -------
$     15.99      $   16.36     $  14.58     $   11.46     $ 13.13
===========      =========     ========     =========     =======
       4.91%         14.28%       27.45%       (10.54)%      6.38%

$     6,549      $   6,080     $  3,725     $   1,962     $   668
       1.05%(7)       1.06%        1.08%         1.09%       1.07%(7)
       1.66%(7)       0.29%        0.22%         0.07%      (0.04)%(7)
         13%            32%          37%           28%         30%

       1.05%(7)       1.06%        1.08%         1.09%       1.07%(7)

  CLASS 2
----------------------------------------------------------------------
SIX MONTHS
   ENDED                         YEARS ENDED DECEMBER 31
 06/30/05           --------------------------------------------------
(UNAUDITED)            2004        2003         2002          2001(8)
-----------         ---------    --------     --------      ----------
$     12.94         $   11.98    $   9.30     $  13.51      $    12.81
-----------         ---------    --------     --------      ----------

      (0.00)(5)(6)       0.04       (0.03)       (0.03)(5)       (0.00)(5)(6)
      (0.16)             0.92        2.71        (4.18)           0.70(9)
-----------         ---------    --------     --------      ----------
      (0.16)             0.96        2.68        (4.21)           0.70
-----------         ---------    --------     --------      ----------

      (0.04)               --          --           --              --
         --                --          --           --              --
-----------         ---------    --------     --------      ----------
      (0.04)               --          --           --              --
-----------         ---------    --------     --------      ----------
$     12.74         $   12.94    $  11.98     $   9.30      $    13.51
===========         =========    ========     ========      ==========
      (1.27)%            8.01%      28.82%      (31.16)%          5.46%

$     1,205         $   1,355    $  1,274     $    622      $       31
       1.14%(7)          1.19%       1.23%        1.25%           1.19%(7)
      (0.01)%(7)         0.33%      (0.29)%      (0.30)%         (0.14)%(7)
         50%               66%         75%         171%             92%

       1.14%(7)          1.20%       1.23%        1.25%           1.19%(7)

                       See Notes to Financial Statements.

Financial Highlights

For a Fund share outstanding throughout each period.

                                                                       CLASS 1
                                                                     ----------------------------
                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                      06/30/05        DECEMBER 31
                                                                     (UNAUDITED)        2004 (3)
                                                                     -----------      -----------
VT SMALL CAP VALUE FUND

NET ASSET VALUE, BEGINNING OF PERIOD ..............................  $     12.27       $    10.00
                                                                     -----------       ----------

      INCOME FROM INVESTMENT OPERATIONS:
           Net investment income ..................................         0.05             0.06
           Net realized and unrealized gain on investments ........         0.41             2.21
                                                                     -----------       ----------
           Total from investment operations .......................         0.46             2.27
                                                                     -----------       ----------
      LESS DISTRIBUTIONS:
           Dividends from net investment income ...................        (0.06)              --
           Dividends from net realized capital gains ..............        (0.39)              --
                                                                     -----------       ----------
           Total distributions ....................................        (0.45)              --
                                                                     -----------       ----------
NET ASSET VALUE, END OF PERIOD ....................................  $     12.28       $    12.27
                                                                     ===========       ==========
TOTAL RETURN(1)                                                             3.71%           22.70%
      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
           Net assets, end of period (in 000s) ....................  $    44,282       $   42,668
           Ratio of operating expenses to average net assets ......         0.96%(4)         1.08%(4)
           Ratio of net investment income to average net assets ...         0.81%(4)         0.83%(4)
           Portfolio turnover rate ................................           26%              50%
           Ratio of operating expenses to average net assets
                without fee waivers, expenses reimbursed and/or
                fees reduced by credits allowed by the custodian(2)         0.96%(4)         1.08%(4)

                                                           CLASS 1
                                                         -------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                        YEARS ENDED DECEMBER 31
                                                           06/30/05       --------------------------------------------------------
                                                         (UNAUDITED)        2004      2003         2002         2001        2000
                                                         -----------      -------   -------      -------      -------      -------
VT SMALL CAP GROWTH FUND

NET ASSET VALUE, BEGINNING OF PERIOD ..................    $   9.85       $  9.41   $  5.49      $ 11.37      $ 16.03      $ 19.13
                                                           --------       -------   -------      -------      -------      -------

      INCOME FROM INVESTMENT OPERATIONS:
           Net investment loss ........................       (0.03)        (0.05)    (0.02)(6)    (0.02)(6)    (0.06)(6)    (0.10)
           Net realized and unrealized gain/(loss)
             on investments ...........................       (0.91)         0.49      3.94        (5.27)       (1.69)       (1.65)
                                                           --------       -------   -------      -------      -------      -------
           Total from investment operations ...........       (0.94)         0.44      3.92        (5.29)       (1.75)       (1.75)
                                                           --------       -------   -------      -------      -------      -------
      LESS DISTRIBUTIONS:
           Dividends from net investment income .......          --            --        --           --           --           --
           Dividends from net realized capital gains ..          --            --        --        (0.59)       (2.91)       (1.35)
                                                           --------       -------   -------      -------      -------      -------
           Total distributions ........................          --            --        --        (0.59)       (2.91)       (1.35)
                                                           --------       -------   -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD ........................    $   8.91       $  9.85   $  9.41      $  5.49      $ 11.37      $ 16.03
                                                           ========       =======   =======      =======      =======      =======
TOTAL RETURN(1) .......................................       (9.54)%(7)     4.68%    71.40%      (47.15)%     (12.73)%     (10.58)%
      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
           Net assets, end of period (in 000s) ........    $ 40,581       $53,049   $70,806      $39,476      $73,367      $82,288
           Ratio of operating expenses to average net
             assets ...................................        1.17%(4)      0.98%     1.00%        1.00%        0.95%        1.11%
           Ratio of net investment loss to average
             net assets ...............................       (0.69)%(4)    (0.56)%   (0.31)%      (0.31)%      (0.44)%      (0.61)%
           Portfolio turnover rate ....................         218%           41%       67%          29%          46%          49%
           Ratio of operating expenses to average net
             assets without fee waivers, expenses
             reimbursed and/or fees reduced by
             credits allowed by the custodian(2) ......        1.17%(4)      0.98%     1.00%        1.00%        0.95%        1.11%

--------------------
(1) Total return is not annualized for periods of less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(3)   The VT Small Cap Value Fund commenced operations on May 3, 2004.

(4)   Annualized.

(5)   The VT Small Cap Growth Fund commenced selling Class 2 shares on May 1,
      2001.

(6)   Per share numbers have been calculated using the average shares method.

(7) In 2005, 0.31% of the VT Small Cap Growth Fund's total return for Class 1 and Class 2 shares consists of reimbursements by the Advisor. Excluding the reimbursements, the total return would have been (9.85)% and (10.03)% for Class 1 and Class 2 shares, respectively. (See Note 3 in Notes to Financial Statements.)

                       See Notes to Financial Statements.

  CLASS 2
----------------------------------------------------------------------
SIX MONTHS
   ENDED                        YEARS ENDED DECEMBER 31
 06/30/05         ----------------------------------------------------
(UNAUDITED)          2004         2003           2002         2001(5)
-----------       ---------     --------      ---------      ---------
$     9.77        $    9.35     $   5.47      $   11.36      $   14.41
----------        ---------     --------      ---------      ---------

     (0.04)           (0.07)       (0.04)(6)      (0.03)(6)      (0.05)(6)
     (0.90)            0.49         3.92          (5.27)         (0.09)
----------        ---------     --------      ---------      ---------
     (0.94)            0.42         3.88          (5.30)         (0.14)
----------        ---------     --------      ---------      ---------

        --               --           --             --             --
        --               --           --          (0.59)         (2.91)
----------        ---------     --------      ---------      ---------
        --               --           --          (0.59)         (2.91)
----------        ---------     --------      ---------      ---------
$     8.83        $    9.77     $   9.35      $    5.47      $   11.36
==========        =========     ========      =========      =========
     (9.72)%(7)        4.49%       70.93%        (47.28)%        (3.00)%

$    3,504        $   3,626     $  2,710      $   1,068      $     440
      1.42%(4)         1.23%        1.25%          1.25%          1.20%(4)
     (0.94)%(4)       (0.81)%      (0.56)%        (0.56)%        (0.69)%(4)
       218%              41%          67%            29%            46%

      1.42%(4)         1.23%        1.25%          1.25%          1.20%(4)

                       See Notes to Financial Statements.

Financial Highlights

For a Fund share outstanding throughout each period.

                                                            CLASS 1
                                                           ----------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                         YEARS ENDED DECEMBER 31
                                                            06/30/05       ------------------------------------------------------
                                                           (UNAUDITED)       2004        2003        2002       2001        2000
                                                           -----------     -------     -------     -------     -------    -------
VT INTERNATIONAL GROWTH FUND

NET ASSET VALUE, BEGINNING OF PERIOD ....................  $    12.77      $ 11.38     $  8.51     $ 10.21     $ 13.65    $ 17.63
                                                           ----------      -------     -------     -------     -------    -------

      INCOME FROM INVESTMENT OPERATIONS:
           Net investment income ........................        0.13(4)      0.12(4)     0.09(4)     0.04(4)     0.04       0.02(4)
           Net realized and unrealized gain/(loss) on
             investments ................................       (0.38)        1.41        2.91       (1.63)      (2.39)     (3.42)
                                                           ----------      -------     -------     -------     -------    -------
           Total from investment operations .............       (0.25)        1.53        3.00       (1.59)      (2.35)     (3.40)
                                                           ----------      -------     -------     -------     -------    -------
      LESS DISTRIBUTIONS:
           Dividends from net investment income .........       (0.21)       (0.14)      (0.13)      (0.11)      (0.09)     (0.43)
           Dividends from net realized capital gains ....          --           --          --          --       (1.00)     (0.15)
                                                           ----------      -------     -------     -------     -------    -------
           Total distributions ..........................       (0.21)       (0.14)      (0.13)      (0.11)      (1.09)     (0.58)
                                                           ----------      -------     -------     -------     -------    -------
NET ASSET VALUE, END OF PERIOD ..........................  $    12.31      $ 12.77     $ 11.38     $  8.51     $ 10.21    $ 13.65
                                                           ==========      =======     =======     =======     =======    =======
TOTAL RETURN(1) .........................................       (2.28)%      13.60%      35.51%     (15.71)%    (17.78)%   (19.84)%
      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
           Net assets, end of period (in 000s) ..........  $   90,342      $91,875     $74,138     $50,625     $49,178    $67,227
           Ratio of operating expenses to average net
             assets .....................................        1.13%(8)     1.16%       1.21%       1.26%       1.19%      1.31%
           Ratio of net investment income to average
             net assets .................................        2.08%(8)     0.99%       0.94%       0.49%       0.33%      0.11%
           Portfolio turnover rate ......................          20%          23%         22%         30%         34%        40%
           Ratio of operating expenses to average net
             assets without fee waivers, expenses
             reimbursed and/or fees reduced by
             credits allowed by the custodian(2) ........        1.13%(8)     1.16%       1.21%       1.26%       1.19%      1.31%

                                                             CLASS 1
                                                            ----------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED                        YEARS ENDED DECEMBER 31
                                                             06/30/05       ------------------------------------------------------
                                                            (UNAUDITED)       2004        2003        2002        2001       2000
                                                            -----------     -------     -------     -------     -------    -------
VT SHORT TERM INCOME FUND

NET ASSET VALUE, BEGINNING OF PERIOD .....................  $     2.58      $  2.63     $  2.65     $  2.60     $  2.44    $  2.39
                                                            ----------      -------     -------     -------     -------    -------

      INCOME FROM INVESTMENT OPERATIONS:
           Net investment income .........................        0.05(4)      0.10(4)     0.11(4)     0.14(4)     0.15(4)    0.14
           Net realized and unrealized gain/(loss) on
             investments .................................       (0.03)       (0.05)       0.04        0.02        0.05       0.05
                                                            ----------      -------     -------     -------     -------    -------
           Total from investment operations ..............        0.02         0.05        0.15        0.16        0.20       0.19
                                                            ----------      -------     -------     -------     -------    -------
      LESS DISTRIBUTIONS:
           Dividends from net investment income ..........       (0.10)       (0.10)      (0.17)      (0.11)      (0.04)     (0.14)
           Dividends from net realized capital gains .....          --           --          --          --          --         --
                                                            ----------      -------     -------     -------     -------    -------
           Total distributions ...........................       (0.10)       (0.10)      (0.17)      (0.11)      (0.04)     (0.14)
                                                            ----------      -------     -------     -------     -------    -------
NET ASSET VALUE, END OF PERIOD ...........................  $     2.50      $  2.58     $  2.63     $  2.65     $  2.60    $  2.44
                                                            ==========      =======     =======     =======     =======    =======
TOTAL RETURN(1) ..........................................        0.83%        2.07%       5.52%       6.26%       8.15%      8.23%
      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
           Net assets, end of period (in 000s) ...........  $   48,132      $48,574     $46,628     $41,592     $50,343    $43,479
           Ratio of operating expenses to average net
             assets ......................................        0.60%(8)     0.61%       0.63%       0.62%       0.60%      0.80%
           Ratio of net investment income to average
             net assets ..................................        3.97%(8)     3.74%       4.31%       5.42%       5.77%      5.66%
           Portfolio turnover rate .......................          12%          17%         38%         41%         44%        17%
           Ratio of operating expenses to average net
             assets without fee waivers, expenses
             reimbursed and/or fees reduced by
             credits allowed by the custodian(2) .........        0.60%(8)     0.61%       0.63%       0.62%       0.60%      0.81%

-------------------
(1) Total return is not annualized for periods of less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(3)   The Fund commenced selling Class 2 shares on November 6, 2001.

(4)   Per share numbers have been calculated using the average shares method.

(5)   Amount represents less than $0.01 per share.

(6) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

(7)   Amount represents less than $500.

(8)   Annualized.

                       See Notes to Financial Statements.

  CLASS 2
----------------------------------------------------------------------------
 SIX MONTHS
    ENDED                            YEARS ENDED DECEMBER 31
  06/30/05        ----------------------------------------------------------
(UNAUDITED)           2004            2003            2002          2001(3)
------------      -----------      -----------     ----------     ----------
$      12.71      $     11.34      $      8.49     $    10.21     $     9.78
------------      -----------      -----------     ----------     ----------

        0.11(4)          0.09(4)          0.06(4)        0.02(4)        0.00(5)
       (0.37)            1.41             2.90          (1.63)          0.43(6)
------------      -----------      -----------     ----------     ----------
       (0.26)            1.50             2.96          (1.61)          0.43
------------      -----------      -----------     ----------     ----------

       (0.20)           (0.13)           (0.11)         (0.11)            --
          --               --               --             --             --
------------      -----------      -----------     ----------     ----------
       (0.20)           (0.13)           (0.11)         (0.11)            --
------------      -----------      -----------     ----------     ----------
$      12.25      $     12.71      $     11.34     $     8.49     $    10.21
============      ===========      ===========     ==========     ==========
       (2.40)%          13.33%           35.10%        (15.91)%         4.40%

$        584      $       310      $       182     $       93     $        0(7)
        1.38%(8)         1.41%            1.46%          1.51%          1.40%(8)
        1.83%(8)         0.74%            0.69%          0.24%          0.12%(8)
          20%              23%              22%            30%            34%

        1.38%(8)         1.41%            1.46%          1.51%          1.40%(8)

  CLASS 2
----------------------------------------------------------------------------
 SIX MONTHS
    ENDED                            YEARS ENDED DECEMBER 31
  06/30/05        ----------------------------------------------------------
 (UNAUDITED)          2004             2003           2002          2001(3)
------------      -----------      -----------     ----------     ----------
$       2.56      $      2.62      $      2.64     $     2.60     $     2.60
------------      -----------      -----------     ----------     ----------

        0.05(4)          0.09(4)          0.10(4)        0.13(4)        0.02(4)
       (0.03)           (0.05)            0.04           0.02          (0.02)(6)
------------      -----------      -----------     ----------     ----------
        0.02             0.04             0.14           0.15           0.00(5)
------------      -----------      -----------     ----------     ----------

       (0.09)           (0.10)           (0.16)         (0.11)            --
          --               --               --             --             --
------------      -----------      -----------     ----------     ----------
       (0.09)           (0.10)           (0.16)         (0.11)            --
------------      -----------      -----------     ----------     ----------
$       2.49      $      2.56      $      2.62     $     2.64     $     2.60
============      ===========      ===========     ==========     ==========
        0.95%            1.60%            5.46%          5.86%          0.00%

$      5,952      $     7,096      $     6,157     $    1,188     $       20
        0.85%(8)         0.86%            0.88%          0.87%          0.85%(8)
        3.72%(8)         3.49%            4.06%          5.17%          5.52%(8)
          12%              17%              38%            41%            44%

        0.85%(8)         0.86%            0.88%          0.87%          0.85%(8)

                       See Notes to Financial Statements.

Financial Highlights

For a Fund share outstanding throughout each period.

                                                        CLASS 1
                                                      ------------
                                                       SIX MONTHS
                                                         ENDED                           YEARS ENDED DECEMBER 31
                                                        06/30/05    -------------------------------------------------------------
                                                      (UNAUDITED)     2004         2003         2002          2001        2000
                                                      ------------  ---------    ---------    ---------     ---------    --------
VT U.S. GOVERNMENT SECURITIES FUND

NET ASSET VALUE, BEGINNING OF PERIOD ...............   $  10.71     $   10.75    $   11.05    $   10.55     $    9.93    $   9.62
                                                       --------     ---------    ---------    ---------     ---------    --------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .........................       0.23(4)       0.45(4)      0.46(4)      0.59(4)       0.61(4)     0.62(4)
     Net realized and unrealized gain/(loss) on
      investments ..................................      (0.03)        (0.06)       (0.23)        0.33          0.16        0.29
                                                       --------     ---------    ---------    ---------     ---------    --------

     Total from investment operations ..............       0.20          0.39         0.23         0.92          0.77        0.91
                                                       --------     ---------    ---------    ---------     ---------    --------

  LESS DISTRIBUTIONS:
     Dividends from net investment income ..........      (0.48)        (0.43)       (0.53)       (0.42)        (0.15)      (0.60)
     Dividends from net realized capital gains .....        --            --           --           --            --          --
                                                       --------     ---------    ---------    ---------     ---------    --------

     Total distributions ...........................      (0.48)        (0.43)       (0.53)       (0.42)        (0.15)      (0.60)
                                                       --------     ---------    ---------    ---------     ---------    --------

NET ASSET VALUE, END OF PERIOD .....................   $  10.43     $   10.71    $   10.75    $   11.05     $   10.55    $   9.93
                                                       ========     =========    =========    =========     =========    ========
TOTAL RETURN (1) ...................................       1.88%         3.78%        2.14%        8.87%         7.79%       9.73%
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (in 000s) ...........   $268,846     $ 263,816    $ 204,193    $ 173,770     $ 136,904    $108,848
     Ratio of operating expenses to average net
      assets .......................................       0.54%(6)      0.54%        0.56%        0.56%         0.56%       0.76%
     Ratio of net investment income to average net
      assets .......................................       4.40%(6)      4.21%        4.26%        5.45%         5.89%       6.35%
     Portfolio turnover rate .......................         20%           28%          46%          41%           31%         10%
     Ratio of operating expenses to average net
       assets without fee waivers, expenses
       reimbursed and/or fees reduced by credits
       allowed by the custodian (2) ................       0.54%(6)      0.54%        0.56%        0.56%         0.56%       0.76%

                                                          CLASS 1
                                                       --------------
                                                         SIX MONTHS
                                                           ENDED                            YEARS ENDED DECEMBER 31
                                                          06/30/05     ----------------------------------------------------------
                                                        (UNAUDITED)      2004        2003        2002         2001         2000
                                                       --------------  --------    --------    ---------    ---------    --------
VT INCOME FUND

NET ASSET VALUE, BEGINNING OF PERIOD ...............   $     11.08     $  11.18    $  10.79    $   10.31    $    9.70    $   9.35
                                                       -----------     --------    --------    ---------    ---------    --------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .........................          0.30(4)      0.61(4)     0.63(4)      0.69(4)      0.67(4)     0.65(4)
     Net realized and unrealized gain/(loss) on
     investments ...................................         (0.07)       (0.03)       0.42         0.27         0.11        0.30
                                                       -----------     --------    --------    ---------    ---------    --------
     Total from investment operations ..............          0.23         0.58        1.05         0.96         0.78        0.95
                                                       -----------     --------    --------    ---------    ---------    --------
  LESS DISTRIBUTIONS:
     Dividends from net investment income ..........         (0.65)       (0.68)      (0.66)       (0.48)       (0.17)      (0.60)
     Dividends from net realized capital gains .....            --           --          --           --           --          --
                                                       -----------     --------    --------    ---------    ---------    --------
     Total distributions ...........................         (0.65)       (0.68)      (0.66)       (0.48)       (0.17)      (0.60)
                                                       -----------     --------    --------    ---------    ---------    --------
NET ASSET VALUE, END OF PERIOD .....................   $     10.66     $  11.08    $  11.18    $   10.79    $   10.31    $   9.70
                                                       ===========     ========    ========    =========    =========    ========
TOTAL RETURN (1) ...................................          2.11%        5.56%       9.78%        9.61%        8.08%      10.45%
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (in 000s) ...........   $   187,240     $185,570    $193,953    $ 179,844    $ 154,826    $127,505
     Ratio of operating expenses to average net
       assets ......................................          0.54%(6)     0.55%       0.56%        0.56%        0.55%       0.74%
     Ratio of net investment income to average net
       assets ......................................          5.48%(6)     5.53%       5.74%        6.64%        6.69%       6.81%
     Portfolio turnover rate .......................             6%          20%         24%          21%          33%          2%
     Ratio of operating expenses to average net
       assets without fee waivers, expenses
       reimbursed and/or fees reduced by credits
       allowed by the custodian (2) ................          0.54%(6)     0.55%       0.56%        0.56%        0.55%       0.75%

----------
(1) Total return is not annualized for periods of less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(3)  The Fund commenced selling Class 2 shares on November 6, 2001.

(4)  Per share numbers have been calculated using the average shares method.

(5) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

(6)  Annualized.

                       See Notes to Financial Statements.

   CLASS 2
-------------
 SIX MONTHS
    ENDED                           YEARS ENDED DECEMBER 31
  06/30/05        --------------------------------------------------------
 (UNAUDITED)         2004            2003           2002          2001(3)
-------------     ----------      ----------     ----------      ---------
$       10.66     $    10.70      $    11.02     $    10.55      $   10.70
-------------     ----------      ----------     ----------      ---------

         0.22(4)        0.42(4)         0.44(4)        0.56(4)        0.09(4)
        (0.03)         (0.06)          (0.23)          0.33          (0.24)(5)
-------------     ----------      ----------     ----------      ---------
         0.19           0.36            0.21           0.89          (0.15)
-------------     ----------      ----------     ----------      ---------

        (0.44)         (0.40)          (0.53)         (0.42)            --
           --             --              --             --             --
-------------     ----------      ----------     ----------      ---------
        (0.44)         (0.40)          (0.53)         (0.42)            --
-------------     ----------      ----------     ----------      ---------
$       10.41     $    10.66      $    10.70     $    11.02      $   10.55
=============     ==========      ==========     ==========      =========
         1.73%          3.59%           1.87%          8.57%         (1.40)%

$      10,573     $   12,757      $   16,323     $   12,264      $     753
         0.79%(6)       0.79%           0.81%          0.81%          0.81%(6)
         4.15%(6)       3.96%           4.01%          5.20%          5.64%(6)
           20%            28%             46%            41%            31%

         0.79%(6)       0.79%           0.81%          0.81%          0.81%(6)

   CLASS 2
-------------
 SIX MONTHS
    ENDED                           YEARS ENDED DECEMBER 31
  06/30/05        --------------------------------------------------------
 (UNAUDITED)         2004            2003           2002          2001(3)
-------------     ----------      ----------     ----------      ---------
$       11.01     $    11.12      $    10.77     $    10.31      $   10.45
-------------     ----------      ----------     ----------      ---------

         0.28(4)        0.58(4)         0.60(4)        0.65(4)        0.10(4)
        (0.06)         (0.03)           0.41           0.29          (0.24)(5)
-------------     ----------      ----------     ----------      ---------
         0.22           0.55            1.01           0.94          (0.14)
-------------     ----------      ----------     ----------      ---------

        (0.62)         (0.66)          (0.66)         (0.48)            --
           --             --              --             --             --
-------------     ----------      ----------     ----------      ---------
        (0.62)         (0.66)          (0.66)         (0.48)            --
-------------     ----------      ----------     ----------      ---------
$       10.61     $    11.01      $    11.12     $    10.77      $   10.31
=============     ==========      ==========     ==========      =========

         1.96%          5.31%           9.47%          9.40%         (1.34)%

$      22,609     $   23,358      $   21,188     $    8,186      $     362
         0.79%(6)       0.80%           0.81%          0.81%          0.80%(6)
         5.23%(6)       5.28%           5.49%          6.39%          6.44%(6)
            6%            20%             24%            21%            33%

         0.79%(6)       0.80%           0.81%          0.81%          0.80%(6)

                    See Notes to Financial Statements.

Financial Highlights

For a Fund share outstanding throughout each period.

                                                         CLASS 1
                                                       -------------
                                                        SIX MONTHS
                                                          ENDED                           YEARS ENDED DECEMBER 31
                                                         06/30/05       -------------------------------------------------------
                                                        (UNAUDITED)       2004        2003        2002        2001        2000
                                                       -------------    --------    --------    --------    --------    -------
VT MONEY MARKET FUND

NET ASSET VALUE, BEGINNING OF PERIOD................   $        1.00    $   1.00    $   1.00    $   1.00    $   1.00    $  1.00
                                                       -------------    --------    --------    --------    --------    -------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                     0.010       0.008       0.006       0.014(4)    0.036      0.056
     Net realized and unrealized loss on investments              --          --          --          --     (0.000)(5)      --
                                                       -------------    --------    --------    --------    --------    -------
     Total from investment operations...............           0.010       0.008       0.006       0.014       0.036      0.056
                                                       -------------    --------    --------    --------    --------    -------
  LESS DISTRIBUTIONS:
     Dividends from net investment income...........          (0.010)     (0.008)     (0.006)     (0.014)     (0.036)    (0.056)
     Dividends from net realized capital gains......              --          --          --          --          --         --
                                                       -------------    --------    --------    --------    --------    -------
     Total distributions............................          (0.010)     (0.008)     (0.006)     (0.014)     (0.036)    (0.056)
                                                       -------------    --------    --------    --------    --------    -------
NET ASSET VALUE, END OF PERIOD......................   $        1.00    $   1.00    $   1.00    $   1.00    $   1.00    $  1.00
                                                       =============    ========    ========    ========    ========    =======

TOTAL RETURN (1)....................................            1.03%       0.85%       0.65%       1.39%       3.68%      5.79%
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (in 000s)............   $      13,710    $ 14,660    $ 20,198    $ 33,766    $ 28,563    $18,265
     Ratio of operating expenses to average net
       assets.......................................            0.67%(6)    0.63%       0.60%       0.57%       0.62%      0.76%
     Ratio of net investment income to average net
       assets.......................................            2.07%(6)    0.84%       0.67%       1.32%       3.41%      5.57%
     Ratio of operating expenses to average net
       assets without fee waivers, expenses
       reimbursed and/or fees reduced by credits
       allowed by the custodian(2)..................            0.67%(6)    0.63%       0.60%       0.57%       0.62%      0.78%

----------

(1) Total return is not annualized for periods of less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(3)  The Fund commenced selling Class 2 shares on November 6, 2001.

(4)  Per share numbers have been calculated using the average shares method.

(5)  Amount represents less than $0.001 per share.

(6)  Annualized.

                       See Notes to Financial Statements.

  Class 2
------------
 Six Months
   Ended                           Years Ended December 31
  06/30/05       ----------------------------------------------------------
(unaudited)         2004           2003            2002           2001(3)
------------     ---------      ---------      -----------      -----------
$       1.00     $    1.00      $    1.00      $      1.00      $      1.00
------------     ---------      ---------      -----------      -----------

       0.009         0.006          0.004            0.011(4)         0.002

          --            --             --               --           (0.000)(5)
------------     ---------      ---------      -----------      -----------
       0.009         0.006          0.004            0.011            0.002
------------     ---------      ---------      -----------      -----------

      (0.009)       (0.006)        (0.004)          (0.011)          (0.002)
          --            --             --               --               --
------------     ---------      ---------      -----------      -----------
      (0.009)       (0.006)        (0.004)          (0.011)          (0.002)
------------     ---------      ---------      -----------      -----------
$       1.00     $    1.00      $    1.00      $      1.00      $      1.00
============     =========      =========      ===========      ===========
        0.91%         0.59%          0.40%            1.13%            0.22%

$      4,635     $   5,404      $   3,068      $     4,679      $       189
        0.92%(6)      0.88%          0.85%            0.82%            0.87%(6)
        1.82%(6)      0.59%          0.42%            1.07%            3.16%(6)
        0.92%(6)      0.88%          0.85%            0.82%            0.87%(6)

                    See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

WM VARIABLE TRUST

1.   ORGANIZATION AND BUSINESS

WM Variable Trust (the "Trust") was organized as a Massachusetts business trust on January 29, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust consists of 13 funds (each a "Fund" and collectively, the "Funds") and 5 portfolios ("Portfolios"). The VT REIT, VT Equity Income, VT Growth & Income, VT West Coast Equity, VT Mid Cap Stock, VT Growth, VT Small Cap Value, VT Small Cap Growth, VT International Growth, VT Short Term Income, VT U.S. Government Securities, VT Income and VT Money Market Funds are included in this report.

WM Advisors, Inc. (the "Advisor") serves as investment advisor to the Trust. The Advisor is a wholly owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each Fund may offer two classes of shares:
Class 1 shares and Class 2 shares. These shares are issued and redeemed only in connection with investments in, and payments under, variable annuity and variable life insurance contracts (collectively "Variable Insurance Contracts"), as well as certain qualified retirement plans. The VT Small Cap Value Fund commenced offering Class 2 shares on July 1, 2005.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies, in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"), which are consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:

Securities that are primarily traded on a U.S. exchange (excluding securities traded through the NASDAQ National Market System, which are valued at the NASDAQ official closing price) are valued at the last reported sales price on that exchange or, if there were no sales during the day (and no official closing price on such day), at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the NASDAQ National Market System and the U.S. Government Securities System) are valued at the mean of the current day's bid and asked prices.

The value of a foreign security is determined in its functional currency as of the close of trading on the foreign exchange on which it is traded or at the close of the New York Stock Exchange, if that is earlier, or if there has been movement in the U.S. market and/or other economic indicators that exceed a specified threshold, the foreign security is fair valued. The value is then converted into its U.S. dollar equivalent using prevailing exchange rates on the day the value of the foreign security is determined.

Options are generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than short-term investments), including municipal securities, are valued by one or more independent pricing services retained by the Trust. When, in the judgment of a pricing service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid and asked prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined by, or under the direction of, the Board of Trustees which may rely on the assistance of one or more pricing services.

The investments of the VT Money Market Fund are valued on the basis of amortized cost in accordance with Rule 2a-7 of the 1940 Act, which approximates market value and does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the amortized cost fairly reflects the market-based net asset value per share. Certain other assets may be valued by the Advisor under the supervision of the Board of Trustees.

WM VARIABLE TRUST

REPURCHASE AGREEMENTS:

Each Fund may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Fund's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Fund enters into repurchase agreements.

FUTURES CONTRACTS:

Certain Funds may enter into futures transactions. The underlying value of a futures contract is incorporated within the unrealized appreciation/ (depreciation) shown in the Portfolio of Investments under the caption "Futures
 Contracts."

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (known as an initial margin deposit). Subsequent payments (known as variation margins) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

PURCHASED OPTION CONTRACTS:

Certain Funds may enter into put and call option contracts. These Funds may use option contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Upon entering into a put or call option, the premium paid is recorded as an investment. The daily changes in contract value are recorded as unrealized gains or losses. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option plus related transaction costs. When the Fund exercises a put option, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of investments. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses, which result from changes in exchange rates between trade date and settlement date on investment transactions as well as the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received, have been included in realized gains/(losses) on investment transactions. Foreign currency gains and losses, which result from fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date, have been included in realized gains/(losses) on investment transactions.

WM VARIABLE TRUST

FORWARD FOREIGN CURRENCY CONTRACTS:

Certain Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the "Statements of Assets and Liabilities". Realized and unrealized gains and losses are included in the "Statements of Operations". Due to the risks, the Funds could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the "Statements of Assets and Liabilities".

ILLIQUID INVESTMENTS:

Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven calendar days; (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined in the following paragraph; and (6) certain over-the-counter options.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally must be sold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, the investment will be subject to a Fund's limitation on investment in illiquid securities as indicated above.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

Interest income on debt securities is accrued daily. Premiums and discounts are amortized using the interest method. Paydown gains and losses on mortgage-backed and asset-backed securities are presented as an adjustment to interest income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as the information is available to the Funds if informed after the ex-dividend date. The Funds estimate components of distributions from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and distributions of any net capital gains earned by a Fund are declared and paid annually, with the exception of the VT Money Market Fund from which dividends from net investment income are declared daily and paid monthly.

Distributions from income and capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, redesignated distributions and differing characterization of distributions made by each Fund.

WM VARIABLE TRUST

FEDERAL INCOME TAXES:

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

It is each Fund's policy to meet the diversification requirements of the Code so that variable annuity and variable life contracts funded by the Trust will not fail to qualify as annuities and life insurance contracts for tax purposes.

EXPENSES:

General expenses of the Trust are allocated to all the Funds and Portfolios of the Trust based upon the relative average net assets of each Fund and Portfolio. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

USE OF ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.   INVESTMENT ADVISORY AND OTHER TRANSACTIONS

The Advisor is entitled to a monthly fee at an annual rate based upon a percentage of the average daily net assets of each Fund at the following rates:

                   FROM $0  FROM $50 FROM $100 FROM $125 FROM $200 FROM $250  FROM $400 FROM $500    FROM $1    FROM $2
                   TO $50   TO $100  TO $125    TO $200   TO $250   TO $400    TO $500  MILLION TO     TO          TO        OVER
NAME OF FUND       MILLION  MILLION  MILLION    MILLION   MILLION   MILLION    MILLION  $1 BILLION $2 BILLION  $3 BILLION $3 BILLION
-----------------  -------  -------- --------- --------- --------- ---------  --------- ---------- ----------  ---------- ----------
VT REIT Fund ....   0.800%   0.800%    0.800%    0.800%    0.800%    0.800%     0.800%    0.750%     0.075%      0.700%     0.650%
VT Equity Income
  Fund ..........   0.625%   0.625%    0.625%    0.625%    0.625%    0.625%     0.625%    0.500%     0.500%      0.500%     0.500%
VT Growth &
  Income Fund ...   0.750%   0.750%    0.750%    0.750%    0.700%    0.700%     0.650%    0.575%     0.575%      0.575%     0.575%
VT West Coast
  Equity Fund ...   0.625%   0.625%    0.625%    0.625%    0.625%    0.625%     0.625%    0.500%     0.500%      0.500%     0.500%
VT Mid Cap Stock
  Fund ..........   0.750%   0.750%    0.750%    0.750%    0.750%    0.750%     0.750%    0.750%     0.700%      0.650%     0.600%
VT Growth Fund ..   0.800%   0.800%    0.800%    0.800%    0.800%    0.800%     0.800%    0.750%     0.750%      0.700%     0.650%
VT Small Cap
  Value Fund ....   0.850%   0.850%    0.850%    0.850%    0.850%    0.850%     0.850%    0.750%     0.750%      0.750%     0.700%
VT Small Cap
  Growth Fund ...   0.850%   0.850%    0.850%    0.850%    0.850%    0.850%     0.850%    0.750%     0.750%      0.750%     0.700%
VT International
  Growth Fund ...   0.950%   0.850%    0.850%    0.750%    0.750%    0.750%     0.750%    0.750%     0.750%      0.750%     0.700%
VT Short Term
  Income Fund ...   0.500%   0.500%    0.500%    0.500%    0.450%    0.450%     0.450%    0.400%     0.400%      0.400%     0.400%
VT U.S.
  Government
  Securities Fund   0.500%   0.500%    0.500%    0.500%    0.500%    0.500%     0.500%    0.500%     0.500%      0.450%     0.450%
VT Income Fund ..   0.500%   0.500%    0.500%    0.500%    0.500%    0.500%     0.500%    0.500%     0.500%      0.450%     0.450%
VT Money Market
  Fund ..........   0.450%   0.450%    0.450%    0.450%    0.450%    0.450%     0.450%    0.450%     0.400%      0.400%     0.400%

During the period, the VT Small Cap Growth Fund received payments from the Advisor totaling $170,192 in connection with a trading error. This error occurred during the transition to new sub-advisors in April 2005. Subsequent to June 30, 2005, after final determination of the costs associated with the error, the Advisor made additional payments to the Fund totaling $18,696.

Custodian fees for certain Funds have been reduced by credits allowed by the Funds' custodian for uninvested cash balances. The Funds could have invested this cash in income producing securities. Fees reduced by credits allowed by the custodian for the six months ended June 30, 2005, are shown separately in the "Statements of Operations".

WM VARIABLE TRUST

4.   TRUSTEES' FEES

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust, together with other mutual funds advised by the Advisor, pay each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, a per annum retainer plus attendance fees for each meeting at which they are present. The Lead Trustee, Committee Chairs and Committee Members receive additional remuneration for these services to the Trust. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 42 funds within the WM Group of Funds.

5.   DISTRIBUTION PLANS

Each of the Funds has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class 2 shares of the Funds (a "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and a wholly owned subsidiary of Washington Mutual, may receive a fee at an annual rate of 0.25% of the average daily net assets attributable to Class 2 shares. This fee may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. The Rule 12b-1 Plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the distribution plan or any agreements related to the plan.

6.   PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended June 30, 2005, are as follows:

                                          PURCHASES            SALES
NAME OF FUND                               (000s)              (000s)
-------------------------------------   ------------         ----------
VT REIT Fund ........................   $      5,370         $    3,950
VT Equity Income Fund ...............         42,139             26,352
VT Growth & Income Fund .............         25,843             18,266
VT West Coast Equity Fund ...........          8,905             10,915
VT Mid Cap Stock Fund ...............         14,278             14,254
VT Growth Fund ......................        118,984            116,729
VT Small Cap Value Fund .............         11,600             10,312
VT Small Cap Growth Fund ............        101,525            110,299
VT International Growth Fund ........         18,404             17,490
VT Short Term Income Fund ...........          6,827              5,265
VT U.S. Government Securities Fund ..         11,634             10,523
VT Income Fund ......................          8,631              4,535

The aggregate cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments, for the six months ended June 30, 2005, are as follows:

                                         PURCHASES             SALES
NAME OF FUND                              (000s)               (000s)
-------------------------------------   ------------         ----------
VT Equity Income Fund ...............   $         --         $        6
VT Short Term Income Fund ...........          1,491                710
VT U.S. Government Securities Fund...         44,886             42,758
VT Income Fund ......................          8,595              7,850

WM VARIABLE TRUST

7.   LENDING OF SECURITIES

Certain Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. The Funds also continue to receive interest or dividends on the securities loaned. Each security loan is collateralized with assets in an amount equal to or greater than the current market value of the loaned securities. There is a risk of delay in receiving collateral, that the collateral could lose value or become valueless, or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At June 30, 2005, each of the Funds with outstanding loans of securities to certain brokers, dealers or other financial institutions has segregated cash and/or securities at least equal to the market value of securities loaned with the Funds' custodian. The Funds currently invest the segregated cash in Mellon GSL DBT II which is a common collective trust that invests in high grade short term investments.

8.   PORTFOLIO OWNERSHIP AND OTHER FACTORS

At June 30, 2005, the WM Variable Trust Portfolios held investments in a number of the Funds. The figures presented below represent the percentage of shares outstanding of each Fund owned by the Portfolios:

                                                                    PORTFOLIOS
                               ----------------------------------------------------------------------------------------
                               VT FLEXIBLE  VT CONSERVATIVE                  VT CONSERVATIVE    VT STRATEGIC
                                 INCOME        BALANCED        VT BALANCED       GROWTH           GROWTH
NAME OF FUND                    PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO       TOTAL
-----------------------------  -----------  ---------------    -----------   ---------------    ------------     ------
VT REIT Fund ................       4.8%          2.7%             44.2%          30.7%            14.3%          96.7%
VT Equity Income Fund .......       3.7%          2.0%             29.4%          20.9%             9.6%          65.6%
VT Growth & Income Fund......       5.7%          2.3%             32.2%          26.7%            14.0%          80.9%
VT West Coast Equity Fund....       1.9%          1.6%             26.4%          21.5%            12.0%          63.4%
VT Mid Cap Stock Fund .......       6.0%          2.2%             34.0%          26.0%            15.9%          84.1%
VT Growth Fund ..............       5.2%          2.3%             35.3%          25.4%            13.0%          81.2%
VT Small.Cap Value Fund......       5.8%          2.4%             41.5%          33.4%            16.9%         100.0%
VT Small.Cap Growth Fund.....       4.7%          1.5%             25.7%          21.3%            11.4%          64.6%
VT International Growth
 Fund .......................        --           2.9%             38.6%          31.9%            16.6%          90.0%
VT Short.Term Income Fund....      47.6%          6.9%             13.4%            --               --           67.9%
VT U.S. Government
 Securities Fund ............      26.0%          6.6%             39.3%          11.7%              --           83.6%
VT Income Fund ..............      25.7%          6.0%             36.0%           7.0%              --           74.7%

From time to time, one or more of the Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios. These transactions will affect the Funds, since the Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and the Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. The Advisor is committed to minimizing such impact on the Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. The Advisor may nevertheless face conflicts in fulfilling its responsibilities. The Advisor will, at all times, monitor the impact on the Funds of transactions by the Portfolios.

WM VARIABLE TRUST

9. UNREALIZED APPRECIATION/(DEPRECIATION)

At June 30, 2005, the aggregate gross unrealized appreciation/(depreciation) on a tax basis are as follows:

                                                                            (IN THOUSANDS)
                                 -----------------------------------------------------------------------------------------------
                                                   VT          VT               VT            VT                          VT
                                     VT          EQUITY      GROWTH &       WEST COAST      MID CAP          VT        SMALL CAP
                                    REIT         INCOME      INCOME           EQUITY        STOCK          GROWTH        VALUE
                                    FUND          FUND        FUND             FUND          FUND           FUND         FUND
                                 ----------     ---------   -----------    ------------   -----------    -----------   ---------
Tax basis unrealized
 appreciation ............       $   18,397     $ 53,061    $   67,228     $    35,196    $   28,838     $   26,023    $  8,005
Tax basis unrealized
 depreciation  ...........             (132)      (2,895)       (9,538)         (8,668)         (756)        (6,149)     (2,650)
                                 ----------     --------    ----------     -----------    ----------     ----------    --------
Net tax unrealized
 appreciation ............       $   18,265     $ 50,166    $   57,690     $    26,528    $   28,082     $   19,874    $  5,355
                                 ==========     ========    ==========     ===========    ==========     ==========    ========

                                     VT            VT             VT           VT U.S.                       VT
                                  SMALL CAP   INTERNATIONAL   SHORT TERM     GOVERNMENT         VT          MONEY
                                   GROWTH        GROWTH         INCOME       SECURITIES       INCOME        MARKET
                                    FUND          FUND           FUND           FUND           FUND          FUND
                                 -----------  -------------   -----------    -----------    -----------    -------
Tax basis unrealized
appreciation .............       $    4,654     $ 17,801      $      676     $    2,919     $   13,940     $    --
Tax basis unrealized
depreciation .............           (1,245)      (1,879)           (305)        (1,677)        (2,814)         --
                                 ----------     --------      ----------     ----------     ----------     -------
Net tax unrealized
appreciation .............       $    3,409     $ 15,922      $      371     $    1,242     $   11,126     $    --
                                 ==========     ========      ==========     ==========     ==========     =======

10. INDUSTRY AND GEOGRAPHIC CONCENTRATION AND OTHER RISK FACTORS

While no individual fund is intended as a complete investment program, this is especially true for funds that concentrate their investments such as those investing in particular industries or regions.

The VT REIT Fund concentrates its investments in real estate investment trust ("REIT") securities or debt securities of issuers that are principally engaged in the U.S. real estate or related industries. The VT REIT Fund could be adversely impacted by economic trends within this industry.

The VT West Coast Equity Fund concentrates its investments in companies located or doing business in Alaska, California, Oregon and Washington. The VT West Coast Equity Fund could be adversely impacted by economic trends within this region.

Certain Funds may invest a portion of their assets in foreign securities of developing or emerging markets countries; enter into forward foreign currency transactions; lend their portfolio securities; enter into a stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; enter into other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; enter into repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and engage in "delayed-delivery" transactions; and enter into various other investment practices, each with inherent risks. The risks involved in investing in foreign securities include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions. The risks involved in investing in a high concentration of a single sector include those resulting from future adverse political and economic developments or regulatory occurrences and the potential for adverse effects to the financial conditions of the industries within the sector due to market fluctuations.

Other Information (unaudited)

WM VARIABLE TRUST

BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Each year, the Board of Trustees of the Trust (the "Board"), including a majority of the Trustees who are not interested persons of the Trust (the "Independent Trustees"), is required to determine whether to continue the Trust's advisory agreements. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the investment manager furnish, such information as may reasonably be necessary to evaluate the terms of the Trust's advisory agreements. In February 2005, the Board and the Independent Trustees approved the Investment Sub-Advisory Agreements with Delaware Management Company ("Delaware") and Oberweis Asset Management ("Oberweis"), and in May 2005, the Board and the Independent Trustees approved the continuation of the Trust's Amended and Restated Investment Management Agreement with the Advisor and Investment Sub-Advisory Agreements with Capital Guardian Trust Company ("Capital Guardian"), Janus Capital Management LLC ("Janus") and OppenheimerFunds, Inc. ("Oppenheimer") (collectively, the "Agreements") for an additional one-year term beginning July 1, 2005, in each case following the recommendation of the Investment Committee (the "Committee"), a majority of the members of which are Independent Trustees, and the recommendations of the Independent Trustees as a whole. The material factors and conclusions that formed the basis for the Committee's recommendation and the subsequent approval by the Board and the Independent Trustees are required to be in this report and are discussed below.

REVIEW PROCESS:

The Independent Trustees received assistance and advice, including a written memorandum, regarding the legal standards applicable to the consideration of advisory arrangements from independent counsel to the Trust and the Independent Trustees. The Independent Trustees discussed the continuation of the Agreements with representatives of the Advisor and in private session with independent legal counsel at which no representatives of the Advisor were present. The Committee, in deciding to recommend continuation of the Agreements, and the Board and the Independent Trustees, in approving such continuation, did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their deliberations were made separately in respect of each Fund. This summary describes the most important, but not all, of the factors considered by the Board, the Independent Trustees and the Committee. The Board, the Independent Trustees and the Committee considered the fact that each of the Funds is managed in a style substantially identical to that of a corresponding series of WM Trust I or WM Trust II (each, a "Retail Fund"), and reviewed the Funds simultaneously with their review of the corresponding Retail Funds.

MATERIALS REVIEWED:

During the course of each year, the Board receives a wide variety of materials relating to the services provided by the Advisor, its affiliates and the sub-advisors, including reports on: each Fund's investment results; portfolio construction; portfolio composition; portfolio trading practices; performance attribution; shareholder services; the Advisor's views on the economy and capital markets; and other information relating to the nature, extent and quality of services provided by the Advisor, its affiliates and the sub-advisors to the Funds. In addition, in connection with its annual consideration of the Agreements,(1) the Board requests and reviews supplementary information regarding the terms of the Agreements, the Funds' investment results, advisory fee and total expense comparisons, financial and profitability information regarding the Advisor and its affiliates, descriptions of various functions undertaken by the Advisor, such as compliance monitoring, and information about the personnel providing investment management and administrative services to the Funds. The Board requested and evaluated performance and expense information for other investment companies compiled by Lipper Inc., a third-party data provider ("Lipper"). The Board, the Independent Trustees and the Committee also considered information regarding "revenue sharing" arrangements that the Advisor and its affiliates have entered into with various intermediaries that sell shares of the Funds. The Board also requested and reviewed information relating to other services provided to the Funds by the Advisor and its affiliates under other agreements, including information regarding so-called "fall-out" benefits to the Advisor and its affiliates due to their other relationships with the Funds. The Board, the Independent Trustees and the Committee also received and reviewed comparative performance information regarding the Retail Funds at each of the quarterly Board and Committee meetings.

(1) The Trust's Investment Sub-Advisory Agreements with Delaware and Oberweis were approved by shareholders at a meeting held on March 24, 2005, and automatically continue until two years from the date of execution.

WM VARIABLE TRUST

NATURE, EXTENT AND QUALITY OF SERVICES:

Nature and Extent of Services -- In considering the approval and continuation of the Agreements for the current year, the Board, the Independent Trustees and the Committee evaluated the nature and extent of the services provided by the Advisor, its affiliates and the sub-advisors. The Advisor or the relevant sub-advisor, as applicable, formulates each Fund's investment policies (subject to the terms of the prospectus), analyzes economic trends and capital market developments, evaluates the risk/return characteristics of each Fund, constructs each Fund's portfolio, monitors each Fund's investment performance, and reports to the Board, the Independent Trustees and the Committee. Capital Guardian provides sub-advisory services to the VT International Growth Fund. Janus, Oppenheimer, and Salomon Brothers Asset Management, Inc. ("Salomon")(2) each provide sub-advisory services to the VT Growth Fund. Delaware and Oberweis provide sub-advisory services to the VT Small Cap Growth Fund. The Board, the Independent Trustees and the Committee considered information concerning the investment philosophy and investment process used by the Advisor and the sub-advisors in managing the Funds. In this context, the Board, the Independent Trustees and the Committee considered the in-house research capabilities of the Advisor and the sub-advisors as well as other sources available to the Advisor and the sub-advisors, including research services available to the Advisor and the sub-advisors as a result of securities transactions effected for the Funds and other investment advisory clients of the Advisor and the sub-advisors. The Board, the Independent Trustees and the Committee considered the managerial and financial resources available to the Advisor and the sub-advisors and concluded that they would be sufficient to meet any reasonably foreseeable obligations under the Agreements. The Board, the Independent Trustees and the Committee noted that the standard of care under the Agreements was comparable to that found in many investment advisory agreements, and considered the record of the Advisor in resolving potential disputes arising under its investment advisory agreement with the WM Group of Funds in the best interests of shareholders.

Quality of Services -- The Board, the Independent Trustees and the Committee considered the quality of the services provided by the Advisor and the sub-advisors and the quality of the resources of each that are available to the Funds. The Board, the Independent Trustees and the Committee considered the investment experience and professional qualifications of the personnel of the Advisor, its affiliates and the sub-advisors and the size and functions of their staffs as well as the reputations of the Advisor and the sub-advisors. The Board, the Independent Trustees and the Committee considered the complexity of managing the Funds relative to other types of funds, including the complexity of overseeing multiple sub-advisors to certain Funds. The Board, the Independent Trustees and the Committee also received and reviewed information regarding the quality of non-investment advisory services provided to the Funds by the Advisor and its affiliates under other agreements.

The Board, the Independent Trustees and the Committee concluded that the services provided by the Advisor and the sub-advisors have benefited and should continue to benefit the Funds and their shareholders. The Board, the Independent Trustees and the Committee concluded that the investment philosophies, processes, and research capabilities of the Advisor and the sub-advisors were well suited to the Funds, given their investment objectives and policies. The Board, the Independent Trustees and the Committee concluded that the scope of the services provided to the Funds by the Advisor, its affiliates and the sub-advisors were consistent with the Funds' operational requirements, including, in addition to their investment objectives, compliance with the Funds' investment restrictions, tax and reporting requirements and related shareholder services. The Board, the Independent Trustees and the Committee concluded that the nature, scope and quality of the services provided by the Advisor, its affiliates and the sub-advisors were sufficient, in light of the resources dedicated by the Advisor and the sub-advisors and their integrity, personnel, systems and financial resources, to merit approval of the continuation of the Agreements.

PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE:

In their evaluation of the quality of the portfolio management services provided by the Advisor and the sub-advisors, the Board, the Independent Trustees and the Committee considered the professional credentials and investment experience of the Funds' portfolio managers. The Board and the Independent Trustees considered whether the Funds operated within their investment objectives and their record of compliance with their investment restrictions. The Board, the Independent Trustees and the Committee reviewed information comparing the Funds' historical performance to relevant market indices for the 1-, 3- and 5-year periods ended March 31, 2005 and to performance information for other investment companies with similar investment objectives over the 1-, 3-, 5-, 10-year and since inception periods ended January 31, 2005 derived from data compiled by Lipper.(3) The Board, the Independent Trustees and the Committee reviewed performance for the period ended March 31, 2005 for each Fund and for those Funds that had underperformed relative to the benchmark index or peer group provided by Lipper, including the VT REIT Fund,

(2) The Trust's Investment Sub-Advisory Agreement with Salomon was approved by shareholders at a meeting held on February 3, 2005, and automatically continues until two years from the date of execution of the agreement.

(3) For Delaware and Oberweis, the Board, the Independent Trustees and the Committee considered information relating to the investment performance of accounts managed in a style similar to that used with respect to the VT Small Cap Growth Fund. The Board, the Independent Trustees and the Committee reviewed performance over various time periods, including 1-, 3- and 5-year periods, and considered information provided by the Advisor regarding its expectations with respect to the relative performance of Delaware and Oberweis under different market conditions and during different phases of the market cycle, the expected volatility of such returns, and factors identified by Delaware and Oberweis as contributing to performance.

WM VARIABLE TRUST

the VT Small Cap Growth Fund, the VT International Growth Fund and the VT U.S. Government Securities Fund, they discussed with the Advisor the reasons for such underperformance and the Advisor's plans to monitor and address performance issues. In addition, the Board, the Independent Trustees and the Committee focused closely on the relative performance of the VT Growth Fund and the VT Equity Income Fund. The Board, the Independent Trustees and the Committee discussed, in particular, the fact that Lipper had changed the categorizations of the VT Growth Fund and the VT Equity Income Fund. The Board, the Independent Trustees and the Committee considered that the VT Growth Fund had outperformed relative to the index benchmark due to strong stock selections made by Janus and Oppenheimer. They considered the Advisor's report to the Committee that Capital Guardian was consistently performing in accordance with its stated investment style and that the relatively poor performance ranking of the VT International Growth Fund masked the fact that the Fund tended to be less volatile and that the peer group had a very tight performance range. The Board, the Independent Trustees and the Committee concluded that the Advisor's and the sub-advisors' performance records and investment processes used in managing the Funds were sufficient to merit approval of the continuation of the Agreements.

MANAGEMENT FEES AND EXPENSES:

The Board, the Independent Trustees and the Committee reviewed information, including comparative information provided by Lipper, regarding the advisory, transfer agent, and service and distribution fees paid to the Advisor and its affiliates, and to the sub-advisors, and the total expenses borne by the Funds. The Board, the Independent Trustees and the Committee reviewed the transfer agency fees paid by the Funds to WM Shareholder Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, as well as the distribution (12b-1) fees paid to the Distributor. They considered the Funds' management fees relative to their respective peer groups as determined by Lipper. The Board, the Independent Trustees and the Investment Committee considered the fees paid to the Advisor and the sub-advisors by other clients, and the services provided to such clients relative to the fees paid by, and services provided to, the Funds. They discussed the general downward trend in total expense ratios for the Funds. The Committee considered the anticipated effect of a proposed management fee reduction for the VT Growth Fund. The Board, the Independent Trustees and the Committee discussed certain Funds with investment advisory and total expenses significantly below peers (e.g., VT Equity Income, VT International Growth and VT West Coast Equity Funds). The Board, the Independent Trustees and the Committee also considered that the fees and total expenses of the VT Growth Fund exceeded those of its peers, and supported the Advisor's proposed reduction of its fees for that Fund. The Board, the Independent Trustees and the Committee concluded that the fees to be charged under the Agreements bore a reasonable relationship to the scope and quality of the services provided.

PROFITABILITY AND ECONOMIES OF SCALE:

Profitability -- The Board, the Independent Trustees and the Committee reviewed information regarding the cost of services provided by the Advisor and its affiliates and the profitability (before and after distribution expenses and prior to taxes) of the Advisor's relationship with the Funds.(4) The Board, the Independent Trustees and the Committee considered trends in the profitability of the Advisor and its affiliates, and information provided by Lipper regarding the pre- and post-marketing profitability of other investment advisers with publicly-traded parent companies. The Board, the Independent Trustees and the Committee considered that the Advisor and the sub-advisors must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Funds (and in connection therewith reviewed and considered changes in the structure of compensation of the investment professionals of the Advisor including a change in the performance-based component of the compensation and the introduction of options and restricted stock rather than vesting periods for cash bonuses) and that maintaining the financial viability of the Advisor is important in order for it to continue to provide significant services to the Funds and their shareholders. The Board, the Independent Trustees and the Committee considered the impact of previously-negotiated fee reductions on the profitability of the Advisor and the year-to-year trends in pre-distribution margins for the Advisor over a four-year period in which the Funds' assets grew 41% and complex-wide assets more than doubled. The Board, the Independent Trustees and the Committee also considered the effect on the Advisor's revenues of new breakpoints for the VT Growth Fund at current asset levels. The Board, the Independent Trustees and the Committee considered the breakpoint schedule for each sub-advisor and the fact that the Advisor's fees with respect to sub-advised Funds are often reduced due to the breakpoint schedule applicable to the Advisor even though the breakpoints applicable to any particular sub-advisor may not have been reached. In connection with the review of the various breakpoint schedules, the Board, the Independent Trustees and the Committee reviewed a graph showing

(4) The Board noted that the fees payable to the Advisor under its advisory agreements with respect to the sub-advised Funds are reduced by the total fees paid to the sub-advisors. The Board, the Independent Trustees and the Committee did not evaluate the profitability to the sub-advisors of their relationships with the Funds because they concluded that negotiations between the Advisor and the sub-advisors had been entirely at arm's-length.

WM VARIABLE TRUST

the effective fees for the Advisor at different asset levels. The Board, the Independent Trustees and the Committee also considered the differences in the breakpoint schedules for Capital Guardian, Janus and Oppenheimer. In addition, the Board, the Independent Trustees and the Committee considered information regarding the direct and indirect benefits the Advisor and the sub-advisors receive as a result of their relationships with the Funds, including compensation paid to the Advisor, the sub-advisors and the Advisor's affiliates, including transfer agency fees to the Transfer Agent and 12b-1 fees to the Distributor as well as research provided to the Advisor and the sub-advisors in connection with portfolio transactions effected on behalf of the Funds (soft dollar arrangements), and reputational benefits.

Economies of Scale -- The Board, the Independent Trustees and the Committee reviewed the extent to which the Advisor and the sub-advisors may realize economies of scale in managing and supporting the Funds and the current level of Fund assets in relation to the breakpoints in each Fund's advisory fees. The Board, the Independent Trustees and the Committee also considered the breakpoint schedules for each sub-advisor. The Board, the Independent Trustees and the Committee considered the extent to which any economies of scale might be realized (if at all) by the Advisor or the sub-advisors across a variety of products and services, including the Retail Funds, and not only in respect of a single Fund. The Board, the Independent Trustees and the Committee considered the savings for the Funds that had been achieved due to breakpoints previously implemented as a result of negotiations between the Advisor and the Board.

The Board, the Independent Trustees and the Committee concluded that the Funds' cost structure was reasonable given the scope and quality of the services provided to the Funds and that the Advisor and the sub-advisors were sharing any economies of scale with the Funds and their shareholders.

ADDITIONAL CONSIDERATIONS:

The Board, the Independent Trustees and the Committee also considered possible conflicts of interest associated with the provision of investment advisory services by the Advisor and the sub-advisors to other clients and the fact that such clients of the Advisor were then limited to those affiliated with AIG (representing approximately $5.5 billion in assets under management as of April 30, 2005). The Trustees considered the procedures of the Advisor and the sub-advisors designed to fulfill their fiduciary duties to advisory clients with respect to possible conflicts of interest, including the codes of ethics, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Advisor and the sub-advisors in these matters. The Board, the Independent Trustees and the Committee also received and considered information concerning procedures of the Advisor and the sub-advisors with respect to the execution of portfolio transactions.

CONCLUSIONS:

Based on their review, including their consideration of each of the factors referred to above, the Board, the Independent Trustees and the Committee concluded that the Agreements, including the fees payable to the Advisor and the sub-advisors, are fair and reasonable to the Funds and their shareholders given the scope and quality of the services provided to the Funds and such other considerations as the Trustees considered relevant in the exercise of their reasonable business judgment and that the continuation of the Agreements was in the best interests of the Funds and their shareholders. The Board and Independent Trustees unanimously approved the continuation of the Agreements.

OTHER FUND INFORMATION

SCHEDULES OF INVESTMENTS:

The Trust files its complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available at http://www.wmgroupoffunds.com. The Trust's Form N-Q is also available at http://www.sec.gov and also may be reviewed and copied at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

WM VARIABLE TRUST

PROXY VOTING INFORMATION:

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities held by the Fund are included in the Trust's Statement of Additional Information which is available, without charge and upon request, by calling 1-800-222-5852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available at http://www.wmgroupoffunds.com. This information is also available at http://www.sec.gov.

SPECIAL MEETINGS OF SHAREHOLDERS

A special meeting of shareholders of the VT Growth Fund of the WM Variable Trust was convened on February 3, 2005, at which shareholders approved the following:

A sub-advisory agreement for the Fund among the Fund, WM Advisors, Inc. and Salomon.

                                        AFFIRMATIVE          AGAINST          ABSTAINED           TOTAL
                                        ------------         --------         ----------        -----------
Voted Shares ..............              17,085,368          475,320          1,198,124         18,758,812
% of Outstanding Shares ...                  89.879%           2.500%             6.303%            98.682%
% of Shares Voted .........                  91.079%           2.534%             6.387%           100.000%

A special meeting of shareholders of the VT Small Cap Growth Fund of the WM Variable Trust was convened on March 24, 2005, at which shareholders approved the following:

A sub-advisory agreement for the Fund among the Fund, WM Advisors, Inc. and Oberweis.

                                        AFFIRMATIVE          AGAINST          ABSTAINED           TOTAL
                                        ------------         --------         ----------        ----------
Voted Shares .............                5,226,827          195,891            314,907         5,737,625
% of Outstanding Shares ..                   91.097%           3.414%             5.489%          100.000%
% of Shares Voted ........                   91.097%           3.414%             5.489%          100.000%

A sub-advisory agreement for the Fund among the Fund, WM Advisors, Inc. and Delaware.

                                        AFFIRMATIVE          AGAINST          ABSTAINED            TOTAL
                                        ------------         --------         ----------        -----------
Voted Shares ..............               5,242,583          187,788            307,254          5,737,625
% of Outstanding Shares ...                  91.372%           3.273%             5.355%           100.000%
% of Shares Voted .........                  91.372%           3.273%             5.355%           100.000%

[WM VARIABLE TRUST LOGO]

Investment returns and unit value of an investment will fluctuate, and an investor's units when redeemed may be worth more or less than their original cost.

This semiannual report is published for the general information of the shareholders of the WM Variable Trust. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the contract. Investors should read the prospectus carefully before investing. To obtain an additional prospectus, please call 800-222-5852.

The WM Variable Trust Funds are advised by WM Advisors, Inc. (WMAI).They are available through variable insurance products distributed by WM Funds Distributor, Inc. (WMFD) and sold through WM Financial Services, Inc. (WMFS) and independent broker/ dealers. WMAI, WMFD, and WMFS are affiliates of Washington Mutual, Inc.

Distributed by:
WM Funds Distributor, Inc.

Member NASD

[WM VARIABLE TRUST LOGO]

  WM Funds Distributor, Inc.                       PRSRT STD
  1100 Investment Blvd., Suite 200                U.S. Postage
  El Dorado Hills, CA 95762                           PAID
                                                  Permit 2310
                                                 Sacramento, CA

                                                                 VTSAR (8/29/05)

[WM VARIABLE TRUST LOGO]

[GRAPHIC]

                               SEMIANNUAL REPORT
                               June 30, 2005

                  WM VT STRATEGIC ASSET MANAGEMENT PORTFOLIOS

WM VT Strategic Asset
Management Portfolios

 VT Flexible Income Portfolio

 VT Conservative Balanced Portfolio

 VT Balanced Portfolio

 VT Conservative Growth Portfolio

 VT Strategic Growth Portfolio

[GRAPHIC]

 At the WM Group of Funds, our passion is piecing individual investments together into comprehensive portfolios to make your financial plan more effective.

The WM Variable Trust (VT) Funds may not be purchased directly, but are currently available through the WM Strategic Asset Manager and the WM Advantage variable annuities issued by American General Life. They are also available through the WM Diversified Strategies and WM Diversified Strategies(III) variable annuities issued by AIG SunAmerica Life Assurance Company, the WM Diversified Strategies(III) (New York) variable annuity issued by First SunAmerica Life Insurance Company, and the WM LifeAccumulator variable universal life insurance policy issued by Farmers New World Life Insurance Company. They may also be available through other select variable insurance products and retirement plans. The VT SAM Portfolios may not have been available for sale for all products for the time periods shown on pages 2-6.

Withdrawals made prior to age 59 1/2 may be subject to a 10% IRS tax penalty.

TABLE OF CONTENTS

1       Letter from the President

        VT SAM Portfolio Performance and Composition:
2        VT Flexible Income Portfolio
3        VT Conservative Balanced Portfolio
4        VT Balanced Portfolio
5        VT Conservative Growth Portfolio
6        VT Strategic Growth Portfolio

7       Expense Information

9       Financial Statements

24      Notes to Financial Statements

29      Other Information

NOT FDIC OR NCUA/NCUSIF INSURED

MAY LOSE VALUE - NOT A DEPOSIT - NO BANK OR CREDIT UNION
GUARANTEE - NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

DEAR INVESTOR,

[PHOTO WILLIAM G. PAPESH]

Since my last letter to you, the financial markets have continued to be volatile and uncertain. No more certain have been issues at home -- such as rising oil prices and the ongoing Social Security debate -- not to mention events abroad. Amid this uncertainty, I am proud to say that we have remained as committed as ever to effective asset allocation and consistent investment discipline. We trust that these core commitments can continue to build value for you over time.

We are delighted to note that as a result of our efforts, the retail funds of the WM Group of Funds were once again recognized for their 5-year results by Barron's, as they have been every year since 1999. In addition, over the last five years retail assets in the WM Group of Funds -- from a combination of net shareholder purchases and fund performance -- have increased by 133%, while industry assets during that period increased by 18%.(1) The stock market (as measured by the S&P 500(2) fell by 11% over the same five years through 2004.

BARRON'S ANNUAL FUND FAMILY RANKINGS

YEAR        5-YEAR RANKING     1-YEAR RANKING
----        --------------     --------------
2004         #15 out of 67      #46 out of 73
2003          #5 out of 70      #41 out of 75
2002          #1 out of 72       #7 out of 81
2001          #5 out of 70       #6 out of 88
2000         #11 out of 65      #44 out of 84
1999          #9 out of 68       #9 out of 92

THE ENDURING VALUE OF MUTUAL FUNDS

We believe that these figures reflect not only the attractiveness of the WM Group of Funds, but also the enduring value of mutual funds as an investment vehicle for our shareholders. While some investors are lured away by alternative strategies such as wrap accounts or hedge funds, we think mutual funds continue to represent one of the most cost-effective vehicles investors can use to gain diversified access to U.S. and foreign securities markets. We also believe that our business remains one that can significantly aid investors in achieving their long-term financial objectives -- among the most important of which is laying a foundation for their retirement years.

The recent debate over Social Security policy highlights this need more than ever. Regardless of one's political position, we think it has become increasingly clear that one of the best solutions to the Social Security quandary is for Americans to reduce their dependence on that program. We firmly believe that investors and their advisors will be well served by continuing to focus on long-term strategies that can build wealth independent of the wranglings of government policy.

PRIDE IN OUR HERITAGE

As a firm, we are proud of our 66 years of intensive asset management experience. We believe this heritage will serve our shareholders well as financial markets and world events continue to produce the unexpected. As always, our focus remains on pursuing the highest risk-adjusted returns for investors, and we thank you again for your ongoing confidence and support.

Sincerely,

/s/ William G. Papesh
---------------------
William G. Papesh
President

Note regarding Barron's rankings:The retail funds mentioned above, which are managed by WM Advisors, are sold by financial professionals to members of the public.WM VT Funds and Portfolios are not included in Barron's fund family rankings.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Barron's rankings are for periods ended 12/31 and are determined using weighted calculations based on the performance of each family's funds as tracked by Lipper.To qualify for the rankings, Barron's requires that a fund family offer funds within a wide array of asset classes. For the periods shown above, the WM Group of Funds did not qualify for 10-year rankings because it did not have the appropriate fund qualifications with 10-year performance.To calculate the results, Lipper ranks each fund's return versus those of others in the same category, placing the best performers in the first percentile. Next, all funds in a given family that fit a particular asset class category are averaged together on an asset-weighted basis. Finally, each family's percentile rankings in the broad categories are combined to create the final ranking.

(1) Source: WM Group of Funds and the Investment Company Institute. Figures are for the 5-year period ended 12/31/04. They are based on long-term assets only and do not include money market funds.

(2) The S&P 500 is a broad-based index intended to represent the U.S. equity market. Indices are unmanaged, and individuals cannot invest directly in an index.

[GRAPHIC]

VT Flexible Income Portfolio

PORTFOLIO MANAGER
Asset Allocation Team
WM Advisors, Inc.

[GRAPHIC]

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. An investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. Performance shown below does not account for fees, expenses,

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2005

                                           6-Month (2)   1-Year   5-Year    Since Inception   Inception Date
                                           ----------    ------   -------   ---------------   --------------
CLASS 1 SHARES                                1.43%      6.49%     6.20%          7.20%            9/9/97
CLASS 2 SHARES                                1.32%      6.25%        -           6.18%           11/6/01
Lehman Brothers Aggregate Bond Index(3)       2.52%      6.81%     7.41%          6.79%
S&P 500(3)                                   -0.81%      6.31%    -2.38%          5.23%
Capital Market Benchmark(3)                   1.87%      6.78%     5.63%          6.74%

PORTFOLIO COMPOSITION (4)

                                                     As of                As of
                                                    6/30/05              12/31/04           Change
                                                    -------              --------           ------
Mortgage- & Asset-Backed Bonds                        35%                   34%               +1%
Investment-Grade Corporate Bonds                      21%                   22%               -1%
High-Yield Corporate Bonds                             9%                    8%               +1%
U.S. Large-Cap Value Stocks                            8%                    7%               +1%
U.S. Large-Cap Growth Stocks                           6%                    7%               -1%
U.S. Government Securities                             6%                    6%                0%
U.S. Mid-Cap Value Stocks                              3%                    4%               -1%
U.S. Mid-Cap Growth Stocks                             3%                    2%               +1%
Convertible Securities                                 2%                    2%                0%
REITs                                                  2%                    2%                0%
U.S. Small-Cap Growth Stocks                           1%                    1%                0%
U.S. Small-Cap Value Stocks                            1%                    1%                0%
Cash Equivalents                                       3%                    4%               -1%

Note: Pages 34 and 35 provide information about certain WM Funds in which the VT Flexible Income and VT Conservative Balanced Portfolios invest a significant portion of their assets (i.e., more than 25%). For additional information about these and other WM Funds, please see the WM Variable Trust semiannual report, which is available online at wmgroupoffunds.com or by calling 800-222-5852.

(1) Performance reflects ongoing expenses and assumes reinvestment of all dividends and capital gains. It also reflects ongoing fund expenses paid by the Portfolios' applicable Funds, which include the effects of expense reimbursement. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The VT Flexible Income Portfolio's performance between 1997 and 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. The VT Conservative Balanced Portfolio's performance between 1998 and 2003 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.

(2) Periods of less than one year are not annualized.

[GRAPHIC]

VT Conservative Balanced Portfolio*

PORTFOLIO MANAGER
Asset Allocation Team
WM Advisors, Inc.

and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower.

Fixed-income investments are subject to interest rate risk, and their value will decline as interest rates rise.

* As of 8/1/00, the VT Income Portfolio became the VT Conservative Balanced Portfolio, and the Portfolio's objectives and strategies changed. This information should be considered when reviewing past performance. Please see the prospectus for detailed information.

AVERAGE ANNUAL TOTAL RETURNS (1) AS OF JUNE 30, 2005

                                                6-Month (2)   1-Year        5-Year       Since Inception    Inception Date
                                                ----------    ------        ------       ---------------    --------------
CLASS 1 SHARES                                     1.21%      7.30%          5.57%             5.12%            4/23/98
CLASS 2 SHARES                                     1.06%      6.98%             -              6.47%            11/6/01
Lehman Brothers Aggregate Bond Index(3)            2.52%      6.81%          7.41%             6.49%
S&P 500(3)                                        -0.81%      6.31%         -2.38%             2.50%
Capital Market Benchmark(3)                        1.21%      6.72%          3.76%             5.28%

PORTFOLIO COMPOSITION (4)

                                                    As of                As of
                                                   6/30/05              12/31/04                Change
                                                   -------              --------                ------
Mortgage- & Asset-Backed Bonds                       29%                   27%                    +2%
Investment-Grade Corporate Bonds                     14%                   15%                    -1%
U.S. Large-Cap Value Stocks                          11%                   11%                     0%
U.S. Large-Cap Growth Stocks                          9%                    9%                     0%
High-Yield Corporate Bonds                            7%                    7%                     0%
U.S. Government Securities                            5%                    5%                     0%
U.S. Mid-Cap Value Stocks                             5%                    5%                     0%
Foreign Stocks                                        4%                    4%                     0%
U.S. Mid-Cap Growth Stocks                            4%                    4%                     0%
REITs                                                 3%                    3%                     0%
Convertible Securities                                2%                    2%                     0%
U.S. Small-Cap Growth Stocks                          2%                    2%                     0%
U.S. Small-Cap Value Stocks                           2%                    2%                     0%
Cash Equivalents                                      3%                    4%                    -1%

(3) The Lehman Brothers Aggregate Bond Index is a broad-based index intended to represent the U.S. fixed-income market.The S&P 500 is a broad-based index intended to represent the U.S. equity market.The Capital Market Benchmark is intended to represent a relevant proxy for market and Portfolio performance. It is allocated as follows: VT Flexible Income Portfolio: 20% S&P 500 and 80% Lehman Brothers Aggregate Bond Index; VT Conservative Balanced
    Portfolio: 40% S&P 500 and 60% Lehman Brothers Aggregate Bond Index. Returns shown for the indices assume reinvestment of all dividends and distributions, and since-inception returns shown for the indices are calculated from 8/31/97 (for the VT Flexible Income Portfolio) or 4/30/98 (for the VT Conservative Balanced Portfolio). Indices are unmanaged, and individuals cannot invest directly in an index.

(4) May not reflect the current portfolio composition.

[GRAPHIC]

VT Balanced Portfolio

PORTFOLIO MANAGER
Asset Allocation Team
WM Advisors, Inc.

[GRAPHIC]

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. An investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. Performance shown below does not account for fees, expenses,

AVERAGE ANNUAL TOTAL RETURNS (1) AS OF JUNE 30, 2005

                                                6-Month (2)   1-Year        5-Year        Since Inception   Inception Date
                                                -----------   ------        ------        ---------------   --------------
CLASS 1 SHARES                                     1.00%      8.05%          4.13%             8.71%             6/3/97
CLASS 2 SHARES                                     0.89%      7.76%             -              6.78%            11/6/01
Lehman Brothers Aggregate Bond Index(3)            2.52%      6.81%          7.41%             6.97%
S&P 500(3)                                        -0.81%      6.31%         -2.38%             5.89%
Capital Market Benchmark(3)                        0.55%      6.62%          1.80%             6.71%

PORTFOLIO COMPOSITION (4)

                                                     As of                 As of
                                                    6/30/05               12/31/04           Change
                                                    -------               --------           ------
Mortgage- & Asset-Backed Bonds                        17%                   17%                0%
U.S. Large-Cap Value Stocks                           17%                   16%               +1%
U.S. Large-Cap Growth Stocks                          15%                   14%               +1%
U.S. Mid-Cap Value Stocks                              7%                    8%               -1%
Investment-Grade Corporate Bonds                       7%                    7%                0%
U.S. Mid-Cap Growth Stocks                             7%                    6%               +1%
Foreign Stocks                                         5%                    6%               -1%
High-Yield Corporate Bonds                             5%                    5%                0%
REITs                                                  5%                    5%                0%
U.S. Government Securities                             3%                    3%                0%
U.S. Small-Cap Growth Stocks                           3%                    3%                0%
U.S. Small-Cap Value Stocks                            3%                    3%                0%
Convertible Securities                                 2%                    1%               +1%
Cash Equivalents                                       4%                    6%               -2%

Note: For information about the underlying WM Funds of the VT SAM Portfolios, please see the WM Variable Trust semiannual report, which is available online at wmgroupoffunds.com or by calling 800-222-5852.

(1) Performance reflects ongoing expenses and assumes reinvestment of all dividends and capital gains. It also reflects ongoing fund expenses paid by the Portfolios' applicable Funds, which include the effects of expense reimbursement. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Portfolios' performance between 1997 and 1998 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolios' expenses.

(2) Periods of less than one year are not annualized.

[GRAPHIC]

VT Conservative Growth Portfolio

PORTFOLIO MANAGER
Asset Allocation Team
WM Advisors, Inc.

and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower.

Fixed-income investments are subject to interest rate risk, and their value will decline as interest rates rise.

AVERAGE ANNUAL TOTAL RETURNS (1) AS OF JUNE 30, 2005

                                               6-Month (2)    1-Year        5-Year        Since Inception     Inception Date
                                               -----------    ------        ------        ---------------     --------------
CLASS 1 SHARES                                     0.74%      8.58%          2.44%             9.09%               6/3/97
CLASS 2 SHARES                                     0.57%      8.30%             -              6.71%              11/6/01
Lehman Brothers Aggregate Bond Index(3)            2.52%      6.81%          7.41%             6.97%
S&P 500(3)                                        -0.81%      6.31%         -2.38%             5.89%
Capital Market Benchmark(3)                       -0.13%      6.48%         -0.25%             6.36%

PORTFOLIO COMPOSITION (4)

                                                    As of                 As of
                                                   6/30/05               12/31/04                Change
                                                   -------               --------                ------
U.S. Large-Cap Value Stocks                          23%                   22%                    +1%
U.S. Large-Cap Growth Stocks                         19%                   19%                     0%
U.S. Mid-Cap Value Stocks                             9%                   11%                    -2%
U.S. Mid-Cap Growth Stocks                            9%                    7%                    +2%
Foreign Stocks                                        8%                    8%                     0%
Mortgage- & Asset-Backed Bonds                        8%                    8%                     0%
REITs                                                 6%                    6%                     0%
U.S. Small-Cap Growth Stocks                          4%                    4%                     0%
U.S. Small-Cap Value Stocks                           4%                    4%                     0%
High-Yield Corporate Bonds                            3%                    3%                     0%
Investment-Grade Corporate Bonds                      2%                    2%                     0%
Convertible Securities                                1%                    1%                     0%
U.S. Government Securities                            1%                    1%                     0%
Cash Equivalents                                      3%                    4%                    -1%

(3) The Lehman Brothers Aggregate Bond Index is a broad-based index intended to represent the U.S. fixed-income market.The S&P 500 is a broad-based index intended to represent the U.S. equity market.The Capital Market Benchmark is intended to represent a relevant proxy for market and Portfolio performance. It is allocated as follows: VT Balanced Portfolio: 60% S&P 500 and 40% Lehman Brothers Aggregate Bond Index; VT Conservative Growth Portfolio: 80% S&P 500 and 20% Lehman Brothers Aggregate Bond Index. Returns shown for the indices assume reinvestment of all dividends and distributions, and since-inception returns shown for the indices are calculated from 5/31/97. Indices are unmanaged, and individuals cannot invest directly in an index.

(4) May not reflect the current portfolio composition.

[GRAPHIC]

VT Strategic Growth Portfolio

PORTFOLIO MANAGER
Asset Allocation Team
WM Advisors, Inc.

[GRAPHIC]

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. An investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. Performance shown below does not account for fees, expenses, and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower.

AVERAGE ANNUAL TOTAL RETURNS (1) AS OF JUNE 30, 2005

                                                6-Month (2)   1-Year        5-Year        Since Inception    Inception Date
                                                -----------   ------        ------        ---------------    --------------
CLASS 1 SHARES                                     0.51%      8.70%          0.98%            10.02%              6/3/97
CLASS 2 SHARES                                     0.41%      8.44%             -              6.56%             11/6/01
S&P 500(3)                                        -0.81%      6.31%         -2.38%             5.89%
Russell 3000(R) Index(3)                          -0.01%      8.05%         -1.35%             6.39%

PORTFOLIO COMPOSITION (4)

                                                     As of                 As of
                                                    6/30/05               12/31/04                Change
                                                    -------               --------                ------
U.S. Large-Cap Value Stocks                           26%                   24%                    +2%
U.S. Large-Cap Growth Stocks                          21%                   21%                     0%
U.S. Mid-Cap Value Stocks                             11%                   13%                    -2%
U.S. Mid-Cap Growth Stocks                            11%                    9%                    +2%
Foreign Stocks                                         9%                    9%                     0%
REITs                                                  6%                    6%                     0%
U.S. Small-Cap Growth Stocks                           5%                    5%                     0%
U.S. Small-Cap Value Stocks                            4%                    5%                    -1%
High-Yield Corporate Bonds                             3%                    3%                     0%
Convertible Securities                                 1%                    1%                     0%
Cash Equivalents                                       3%                    4%                    -1%

Note: For information about the underlying WM Funds of the VT SAM Portfolios, please see the WM Variable Trust semiannual report, which is available online at wmgroupoffunds.com or by calling 800-222-5852.

(1) Performance reflects ongoing expenses and assumes reinvestment of all dividends and capital gains. It also reflects ongoing fund expenses paid by the Portfolio's applicable Funds, which include the effects of expense reimbursement. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Portfolio's performance between 1997 and 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.

(2) Periods of less than one year are not annualized.

(3) The S&P 500 is a broad-based index intended to represent the U.S. equity market. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Returns shown for the indices assume reinvestment of all dividends and distributions, and since-inception returns shown for the indices are calculated from 5/31/97. Indices are unmanaged, and individuals cannot invest directly in an index.

(4) May not reflect the current portfolio composition

Expense Information

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

As a shareholder of the VT Flexible Income Portfolio, VT Conservative Balanced Portfolio, VT Balanced Portfolio, VT Conservative Growth Portfolio or VT Strategic Growth Portfolio (the "Portfolios"), you incur ongoing costs, including management fees, distribution and/or service fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. This example does not include expenses of the Underlying Funds (see Notes to Financial Statements - note 1 on page 24.) An example including expenses of the Underlying Funds appears on the following page. Please note that expenses shown below and on the following page do not account for fees, expenses, and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES:

The first section of the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratios and an assumed rate of return of 5% per year before expenses (rather than each Portfolio's actual rate of return). The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as separate account expenses. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of owning different funds. In addition, if these transactional costs were included, the cost shown would have been higher.

                                                                                              HYPOTHETICAL
                                                  ACTUAL EXPENSES                       (5% RETURN BEFORE EXPENSES)
                                        ---------------------------------------   ---------------------------------------
                                                                     EXPENSES                                  EXPENSES
                                        BEGINNING      ENDING       PAID DURING   BEGINNING      ENDING       PAID DURING
                                         ACCOUNT      ACCOUNT         PERIOD*      ACCOUNT       ACCOUNT        PERIOD*
                                          VALUE        VALUE        01/01/2005-     VALUE        VALUE        01/01/2005-   EXPENSE
                                        01/01/2005   06/30/2005     06/30/2005    01/01/2005   06/30/2005     06/30/2005     RATIO
                                        ----------   ----------     -----------   ----------   ----------     -----------   -------
VT Flexible Income Portfolio
Class 1...............................  $    1,000   $    1,014     $      1.45   $    1,000   $    1,023     $      1.45    0.29%
Class 2...............................       1,000        1,013            2.70        1,000        1,022            2.71    0.54%
VT Conservative Balanced Portfolio
Class 1...............................  $    1,000   $    1,012     $      1.70   $    1,000   $    1,023     $      1.71    0.34%
Class 2...............................       1,000        1,011            2.94        1,000        1,022            2.96    0.59%
VT Balanced Portfolio
Class 1...............................  $    1,000   $    1,010     $      1.40   $    1,000   $    1,023     $      1.40    0.28%
Class 2...............................       1,000        1,009            2.64        1,000        1,022            2.66    0.53%
VT Conservative Growth Portfolio
Class 1...............................  $    1,000   $    1,007     $      1.39   $    1,000   $    1,023     $      1.40    0.28%
Class 2...............................       1,000        1,006            2.64        1,000        1,022            2.66    0.53%
VT Strategic Growth Portfolio
Class 1...............................  $    1,000   $    1,005     $      1.49   $    1,000   $    1,023     $      1.51    0.30%
Class 2...............................       1,000        1,004            2.73        1,000        1,022            2.76    0.55%

* Expenses are equal to each Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days in the most recent fiscal half-year, divided by 365 days in the year (to reflect the one-half year period).

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

The following table sets forth the estimated ongoing aggregate expenses of the Portfolios, including expenses of the Underlying Funds, based upon expenses shown in the table above for each Portfolio and corresponding expenses for each Underlying Fund's Class 1 shares. These estimates assume a constant allocation by each Portfolio of its assets among the Underlying Funds identical to the actual allocation of the Portfolio at June 30, 2005. A Portfolio's actual expenses may be higher as a result of changes in the allocation of the Portfolio's assets among the Underlying Funds, the expenses of the Underlying Funds and/or the Portfolio's own expenses.

                                                                                             HYPOTHETICAL
                                                   ACTUAL EXPENSES                     (5% RETURN BEFORE EXPENSES)
                                        --------------------------------------   --------------------------------------
                                                                    ESTIMATED                                ESTIMATED
                                                                    AGGREGATE                                AGGREGATE
                                                                    EXPENSES                                 EXPENSES
                                        BEGINNING     ENDING       PAID DURING   BEGINNING      ENDING      PAID DURING   ESTIMATED
                                         ACCOUNT      ACCOUNT        PERIOD*      ACCOUNT      ACCOUNT        PERIOD*     AGGREGATE
                                          VALUE        VALUE       01/01/2005-     VALUE        VALUE       01/01/2005-    EXPENSE
                                        01/01/2005   06/30/2005    06/30/2005    01/01/2005   06/30/2005    06/30/2005      RATIO
                                        ----------   ----------    -----------   ----------   ----------    -----------   ---------
VT Flexible Income Portfolio
Class 1...............................  $    1,000   $    1,014    $      4.44   $    1,000   $    1,020    $      4.46     0.89%
Class 2...............................       1,000        1,013           5.69        1,000        1,019           5.71     1.14%
VT Conservative Balanced Portfolio
Class 1...............................  $    1,000   $    1,012    $      4.89   $    1,000   $    1,020    $      4.91     0.98%
Class 2...............................       1,000        1,011           6.13        1,000        1,019           6.16     1.23%
VT Balanced Portfolio
Class 1...............................  $    1,000   $    1,010    $      4.83   $    1,000   $    1,020    $      4.86     0.97%
Class 2...............................       1,000        1,009           6.08        1,000        1,019           6.11     1.22%
VT Conservative Growth Portfolio
Class 1...............................  $    1,000   $    1,007    $      5.28   $    1,000   $    1,020    $      5.31     1.06%
Class 2...............................       1,000        1,006           6.51        1,000        1,018           6.56     1.31%
VT Strategic Growth Portfolio
Class 1...............................  $    1,000   $    1,005    $      5.67   $    1,000   $    1,019    $      5.71     1.14%
Class 2...............................       1,000        1,004           6.91        1,000        1,018           6.95     1.39%

* Expenses are equal to each Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days in the most recent fiscal half-year, divided by 365 days in the year (to reflect the one-half year period).

Financial Statements:
Portfolios of Investments

VT FLEXIBLE INCOME PORTFOLIO
June 30, 2005 (Unaudited)

                                                                                               VALUE
     SHARES                                                                                    (000s)
     ------                                                                                --------------
INVESTMENT COMPANY SECURITIES - 99.8%
   EQUITY FUNDS - 24.1%

      507,912  WM VT Equity Income Fund................................                    $        8,492
      886,861  WM VT Growth & Income Fund..............................                            15,981
      941,754  WM VT Growth Fund.......................................                            12,064
      439,987  WM VT Mid Cap Stock Fund................................                             7,071
      159,522  WM VT REIT Fund.........................................                             2,669
      234,341  WM VT Small Cap Growth Fund+............................                             2,088
      208,864  WM VT Small Cap Value Fund..............................                             2,565
      119,381  WM VT West Coast Equity Fund............................                             2,391
                                                                                           --------------
               Total Equity Funds
                (Cost $41,349).........................................                            53,321
                                                                                           --------------

   FIXED INCOME FUNDS -- 75.7%

    1,896,506  WM High Yield Fund......................................                            15,570
    5,068,168  WM VT Income Fund.......................................                            54,027
   10,313,340  WM VT Short Term Income Fund............................                            25,783
    6,953,369  WM VT U.S. Government Securities Fund...................                            72,524
                                                                                           --------------
               Total Fixed Income Funds
                (Cost $165,113)........................................                           167,904
                                                                                           --------------
               Total Investment Company Securities
                (Cost $206,462)........................................                           221,225
                                                                                           --------------

    PRINCIPAL
     AMOUNT
     (000s)
    ---------
REPURCHASE AGREEMENT -- 0.3%
   (Cost $701)
   $        701          Agreement with Morgan Stanley, 2.850%
                         dated 06/30/2005, to be repurchased at
                         $701,000 on 07/01/2005 (Collateralized by U.S.
                         Treasury Note, 2.000% due 01/15/2014, market
                         value $723,000)..................................                        701
                                                                                           ----------
TOTAL INVESTMENTS (Cost $207,163*)........................................    100.1%          221,926
OTHER ASSETS (LIABILITIES) (NET)..........................................     (0.1)             (211)
                                                                              -----        ----------
NET ASSETS................................................................    100.0%       $  221,715
                                                                              =====        ==========

-----------
* Aggregate cost for federal tax purpose.

+ Non-income producing security.

VT CONSERVATIVE BALANCED PORTFOLIO
June 30, 2005 (unaudited)

                                                                          VALUE
      SHARES                                                              (000s)
   ------------                                                        -----------
INVESTMENT COMPANY SECURITIES -- 99.7%
  EQUITY FUNDS -- 40.9%

     275,092   WM VT Equity Income Fund.......................         $     4,599
     356,240   WM VT Growth & Income Fund.....................               6,419
     413,025   WM VT Growth Fund..............................               5,291
     217,373   WM VT International Growth Fund................               2,667
     162,708   WM VT Mid Cap Stock Fund.......................               2,615
      89,070   WM VT REIT Fund................................               1,490
      72,163   WM VT Small Cap Growth Fund+...................                 643
      87,913   WM VT Small Cap Value Fund.....................               1,080
      99,907   WM VT West Coast Equity Fund...................               2,001
                                                                       -----------
               Total Equity Funds
                (Cost $22,093).................................             26,805
                                                                       -----------
  FIXED INCOME FUNDS -- 58.8%

     467,333   WM High Yield Fund.............................               3,837
   1,174,002   WM VT Income Fund..............................              12,515
   1,495,394   WM VT Short Term Income Fund...................               3,738
   1,765,128   WM VT U.S. Government Securities Fund..........              18,410
                                                                       -----------
               Total Fixed Income Funds
                (Cost $38,315).................................             38,500
                                                                       -----------
               Total Investment Company Securities
                (Cost $60,408).................................             65,305
                                                                       -----------

   PRINCIPAL
    AMOUNT
    (000s)
   ---------
REPURCHASE AGREEMENT -- 0.2%
  (Cost $139)
$      139       Agreement with Morgan Stanley,
                 2.850% dated 06/30/2005, to be
                 repurchased at $139,000 on
                 07/01/2005 (Collateralized by U.S.
                 Treasury Note, 2.000% due 01/15/2014,
                 market value $143,000)..................                    139
                                                                       ---------
TOTAL INVESTMENTS (Cost $60,547*)........................  99.9%          65,444
OTHER ASSETS (LIABILITIES) (NET).........................   0.1               64
                                                          -----        ---------
NET ASSETS............................................... 100.0%       $  65,508
                                                          =====        =========

-----------
*  Aggregate cost for federal tax purposes.

+  Non-income producing security.

                       See Notes to Financial Statements.

Portfolios of Investments

VT BALANCED PORTFOLIO
June 30, 2005 (unaudited)

                                                             VALUE
    SHARES                                                   (000s)
   ---------                                              -----------
INVESTMENT COMPANY SECURITIES - 99.2%
  EQUITY FUNDS - 63.7%

    4,095,702  WM VT Equity Income Fund................   $    68,480
    4,966,480  WM VT Growth & Income Fund..............        89,496
    6,430,263  WM VT Growth Fund.......................        82,372
    2,854,308  WM VT International Growth Fund.........        35,022
    2,504,059  WM VT Mid Cap Stock Fund................        40,240
    1,458,453  WM VT REIT Fund.........................        24,400
    1,272,774  WM VT Small Cap Growth Fund+............        11,340
    1,495,496  WM VT Small Cap Value Fund..............        18,365
    1,652,593  WM VT West Coast Equity Fund............        33,102
                                                          -----------
               Total Equity Funds
                (Cost $ 333,623).......................       402,817
                                                          -----------
FIXED INCOME FUNDS - 35.5%

    3,903,374  WM High Yield Fund......................        32,047
    7,080,177  WM VT Income Fund.......................        75,474
    2,898,136  WM VT Short Term Income Fund............         7,245
   10,517,541  WM VT U.S. Government Securities Fund...       109,698
                                                          -----------
               Total Fixed Income Funds
                (Cost $ 214,048).......................       224,464
                                                          -----------
               Total Investment Company Securities
                (Cost $ 547,671).......................       627,281
                                                          -----------

    PRINCIPAL
     AMOUNT
     (000s)
   ------------
 REPURCHASE AGREEMENT - 0.8%
    (Cost $4,781)
   $      4,781  Agreement with Morgan Stanley,
                 2.850% dated 06/30/2005, to be
                 repurchased at $4,781,000 on
                 07/01/2005 (Collateralized by U.S.
                 Treasury Note, 2.000% due 01/15/2014,
                 market value $4,930,000)...............                     4,781
                                                                          --------
TOTAL INVESTMENTS (Cost $552,452*)......................  100.0%           632,062
OTHER ASSETS (LIABILITIES) (NET)........................    0.0                159
                                                          -----           --------
NET ASSETS..............................................  100.0%          $632,221
                                                          =====           ========

------------
* Aggregate cost for federal tax purposes.

+ Non-income producing security.

VT CONSERVATIVE GROWTH PORTFOLIO
June 30, 2005 (unaudited)

                                                                                                VALUE
 SHARES                                                                                         (000s)
---------                                                                                   ---------------
INVESTMENT COMPANY SECURITIES - 99.9%
 EQUITY FUNDS - 83.4%

2,905,277       WM VT Equity Income Fund........................................            $        48,576
4,121,959       WM VT Growth & Income Fund......................................                     74,278
4,627,782       WM VT Growth Fund...............................................                     59,282
2,354,484       WM VT International Growth Fund.................................                     28,889
1,918,717       WM VT Mid Cap Stock Fund........................................                     30,834
1,012,644       WM VT REIT Fund.................................................                     16,942
1,055,695       WM VT Small Cap Growth Fund+....................................                      9,406
1,203,508       WM VT Small Cap Value Fund......................................                     14,779
1,347,166       WM VT West Coast Equity Fund....................................                     26,984
                                                                                            ---------------
                Total Equity Funds
                 (Cost $272,634)................................................                    309,970
                                                                                            ---------------
 FIXED INCOME FUNDS - 16.5%

1,728,637       WM High Yield Fund..............................................                     14,192
1,378,961       WM VT Income Fund...............................................                     14,700
3,129,013       WM VT U.S. Government Securities Fund...........................                     32,635
                                                                                            ---------------
                Total Fixed Income Funds
                 (Cost $58,225).................................................                     61,527
                                                                                            ---------------
                Total Investment Company Securities
                 (Cost $330,859)................................................                    371,497
                                                                                            ---------------

TOTAL INVESTMENTS (Cost $330,859*)..............................................   99.9%            371,497
OTHER ASSETS (LIABILITIES) (NET)................................................    0.1                 237
                                                                                  -----     ---------------
NET ASSETS......................................................................  100.0%    $       371,734
                                                                                  =====     ===============

-----------
* Aggregate cost for federal tax purposes.

+ Non-income producing security.

                       See Notes to Financial Statements.

Portfolio of Investments

VT STRATEGIC GROWTH PORTFOLIO
June 30, 2005 (unaudited)

                                                                                      VALUE
     SHARES                                                                          (000s)
   -----------                                                                      ---------
INVESTMENT COMPANY SECURITIES -- 99.8%
   EQUITY FUNDS -- 94.9%
      1,330,876  WM VT Equity Income Fund.............................              $  22,252
      2,154,212  WM VT Growth & Income Fund...........................                 38,819
      2,357,959  WM VT Growth Fund....................................                 30,205
      1,229,852  WM VT International Growth Fund......................                 15,090
      1,174,704  WM VT Mid Cap Stock Fund.............................                 18,878
        473,236  WM VT REIT Fund......................................                  7,917
        566,283  WM VT Small Cap Growth Fund+.........................                  5,046
        611,073  WM VT Small Cap Value Fund...........................                  7,504
        748,682  WM VT West Coast Equity Fund.........................                 14,996
                                                                                    ---------
                 Total Equity Funds
                  (Cost $143,554).....................................                160,707
                                                                                    ---------
   FIXED INCOMEFUND -- 4.9%
      1,011,871  WM High Yield Fund...................................                  8,308
                                                                                    ---------
                 Total Fixed Income Fund
                  (Cost $8,077).......................................                  8,308
                                                                                    ---------
                 Total Investment Company Securities
                  (Cost $151,631).....................................                169,015
                                                                                    ---------

TOTAL INVESTMENTS (Cost $151,631*)........................                  99.8%     169,015
OTHER ASSETS (LIABILITIES) (NET)..........................                   0.2          404
                                                                           -----    ---------
NET ASSETS................................................                 100.0%   $ 169,419
                                                                           =====    =========

-------------
*  Aggregate cost for federal tax purposes.

+  Non-income producing security.

                       See Notes to Financial Statements.

Statements of Assets and Liabilities

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS
June 30, 2005 (unaudited)
(In thousands)


                                               VT FLEXIBLE        VT CONSERVATIVE                     VT CONSERVATIVE  VT STRATEGIC
                                                 INCOME              BALANCED          VT BALANCED        GROWTH         GROWTH
                                                PORTFOLIO            PORTFOLIO          PORTFOLIO        PORTFOLIO       PORTFOLIO
                                              -------------       ---------------      -----------    ---------------  ------------
ASSETS:

Investments, at value (a)...................  $     221,926       $        65,444      $   632,062    $       371,497  $    169,015
Receivable for Portfolio shares sold........             58                   101              476                349           463
Prepaid expenses and other assets...........             14                    13               21                317           213
                                              -------------       ---------------      -----------    ---------------  ------------
   Total Assets.............................        221,998                65,558          632,559            372,163       169,691
                                              -------------       ---------------      -----------    ---------------  ------------
LIABILITIES:

Payable for Portfolio shares redeemed.......            182                    15               82                158           148
Investment advisory fee payable.............             18                     5               52                 31            14
Administration fee payable..................             27                     8               78                 46            21
Distribution fees payable...................             15                     5               37                 17             8
Due to custodian............................             --                    --               --                113            48
Accrued legal and audit fees................             15                    14               16                 15            14
Accrued printing and postage expenses.......             25                     2               72                 48            18
Accrued expenses and other payables.........              1                     1                1                  1             1
                                              -------------       ---------------      -----------    ---------------  ------------
   Total Liabilities........................            283                    50              338                429           272
                                              -------------       ---------------      -----------    ---------------  ------------
NET ASSETS..................................  $     221,715       $        65,508      $   632,221    $       371,734  $    169,419
                                              =============       ===============      ===========    ===============  ============

(a) Investments, at cost....................  $     207,163       $        60,547      $   552,452    $       330,859  $    151,631
                                              =============       ===============      ===========    ===============  ============
NET ASSETS CONSIST OF:

Undistributed net investment income.........  $       7,921       $         1,954      $    13,854    $         5,461  $      1,659
Accumulated net realized loss
  on investment transactions................           (451)                 (588)         (25,960)           (35,585)      (13,127)
Net unrealized appreciation
  of investments............................         14,763                 4,897           79,610             40,638        17,384
Paid-in capital.............................        199,482                59,245          564,717            361,220       163,503
                                              -------------       ---------------      -----------    ---------------  ------------
   Total Net Assets.........................  $     221,715       $        65,508      $   632,221    $       371,734  $    169,419
                                              =============       ===============      ===========    ===============  ============
NET ASSETS:

Class 1 Shares..............................  $     147,640       $        41,205      $   453,621    $       288,593  $    129,641
                                              =============       ===============      ===========    ===============  ============
Class 2 Shares..............................  $      74,075       $        24,303      $   178,600    $        83,141  $     39,778
                                              =============       ===============      ===========    ===============  ============
SHARES OUTSTANDING:

Class 1 Shares..............................         10,690                 3,529           28,472             17,180         7,037
                                              =============       ===============      ===========    ===============  ============
Class 2 Shares..............................          5,393                 2,093           11,267              4,975         2,167
                                              =============       ===============      ===========    ===============  ============
CLASS 1 SHARES:*

Net asset value, offering and   redemption
  price per share of beneficial interest
  outstanding...............................  $       13.81       $         11.68      $     15.93    $         16.80  $     18.42
                                              =============       ===============      ===========    ===============  ============
CLASS 2 SHARES:*

Net asset value, offering and redemption
  price per share of beneficial interest
  outstanding...............................  $       13.74       $         11.61      $     15.85    $         16.71  $     18.35
                                              =============       ===============      ===========    ===============  ============

-----------
*  Net asset value is not shown in thousands.

                       See Notes to Financial Statements.

Statements of Operations

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS
For the Six Months Ended June 30, 2005 (unaudited)
(In thousands)

                                                      VT FLEXIBLE   VT CONSERVATIVE                 VT CONSERVATIVE   VT STRATEGIC
                                                         INCOME        BALANCED       VT BALANCED       GROWTH           GROWTH
                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                      -----------   ---------------   -----------   ---------------   ------------
INVESTMENT INCOME:

Dividends from investment company securities.......   $     8,324   $         2,085   $    14,821   $         6,079   $      1,946
Interest...........................................             6                 5           120                 3              6
                                                      -----------   ---------------   -----------   ---------------   ------------
    Total investment income........................         8,330             2,090        14,941             6,082          1,952
                                                      -----------   ---------------   -----------   ---------------   ------------
EXPENSES:
Investment advisory fee............................           135                31           309               183             82
Administration fee.................................           134                47           464               275            123
Class 2 Shares distribution fees...................            87                28           211                97             46
Custodian fees.....................................             1                 1             1                 2              1
Legal and audit fees...............................            14                11            20                16             13
Trustees' fees.....................................             2                 1             7                 4              2
Printing and postage expenses......................            11                 2            30                16              6
Other..............................................            14                13            22                19             15
                                                      -----------   ---------------   -----------   ---------------   ------------
    Total expenses.................................           398               134         1,064               612            288
Fees reduced by custodian credits..................            --*               --*           --*               --*            --*
                                                      -----------   ---------------   -----------   ---------------   ------------
    Net expenses...................................           398               134         1,064               612            288
                                                      -----------   ---------------   -----------   ---------------   ------------
NET INVESTMENT INCOME..............................         7,932             1,956        13,877             5,470          1,664
                                                      -----------   ---------------   -----------   ---------------   ------------
NET REALIZED AND UNREALIZED
  LOSS ON INVESTMENTS:
Net realized gain/(loss) on investment
  transactions.....................................          (193)             (107)          394            (8,956)          (842)
Capital gain distributions received................           639               259         4,091             3,091          1,761
Net change in unrealized appreciation/
  depreciation of investments......................        (5,359)           (1,362)      (12,059)            2,903         (1,581)
                                                      -----------   ---------------   -----------   ---------------   ------------
Net realized and unrealized loss on investments....        (4,913)           (1,210)       (7,574)           (2,962)          (662)
                                                      -----------   ---------------   -----------   ---------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM
           OPERATIONS..............................   $     3,019   $           746   $     6,303   $         2,508   $      1,002
                                                      ===========   ===============   ===========   ===============   ============

----------
*  Amount represents less than $500.

                       See Notes to Financial Statements.

Statements of Changes in Net Assets

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS
For the Six Months Ended June 30, 2005 (unaudited)
(In thousands)

                                                  VT FLEXIBLE       VT CONSERVATIVE                  VT CONSERVATIVE  VT STRATEGIC
                                                    INCOME              BALANCED       VT BALANCED       GROWTH          GROWTH
                                                   PORTFOLIO           PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                  -----------       ---------------    -----------   ---------------  ------------
Net investment income...........................  $     7,932       $         1,956    $    13,877   $         5,470  $      1,664
Net realized gain/(loss) on investment
   transactions.................................         (193)                 (107)           394            (8,956)         (842)
Capital gain distributions received.............          639                   259          4,091             3,091         1,761
Net change in unrealized appreciation/
   depreciation of investments..................       (5,359)               (1,362)       (12,059)            2,903        (1,581)
                                                  -----------       ---------------    -----------   ---------------  ------------
Net increase in net assets resulting from
   operations...................................        3,019                   746          6,303             2,508         1,002
Distributions to shareholders from:
   Net investment income:
    Class 1 Shares..............................       (4,878)                 (980)        (8,714)           (3,689)         (868)
    Class 2 Shares..............................       (2,295)                 (534)        (3,132)             (914)         (207)
   Net realized gains on investments:
    Class 1 Shares..............................         (186)                   --             --                --            --
    Class 2 Shares..............................          (93)                   --             --                --            --
Net increase/(decrease) in net assets from
   Portfolio share transactions:
    Class 1 Shares..............................        1,589                 1,245         (9,267)          (13,147)         (265)
    Class 2 Shares..............................        7,752                 3,728         15,153             9,562         5,559
                                                  -----------       ---------------    -----------   ---------------  ------------
Net increase/(decrease) in net assets...........        4,908                 4,205            343            (5,680)        5,221

NET ASSETS:

Beginning of period.............................      216,807                61,303        631,878           377,414       164,198
                                                  -----------       ---------------    -----------   ---------------  ------------
End of period...................................  $   221,715       $        65,508    $   632,221   $       371,734  $    169,419
                                                  ===========       ===============    ===========   ===============  ============
Undistributed net investment income
   at end of period.............................  $     7,921       $         1,954    $    13,854   $         5,461  $      1,659
                                                  ===========       ===============    ===========   ===============  ============

                       See Notes to Financial Statements.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS
For the Year Ended December 31, 2004
(In thousands)

                                                  VT FLEXIBLE       VT CONSERVATIVE                  VT CONSERVATIVE  VT STRATEGIC
                                                    INCOME             BALANCED        VT BALANCED       GROWTH          GROWTH
                                                   PORTFOLIO           PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                  -----------       ---------------    -----------   ---------------  ------------
Net investment income...........................  $     7,170       $         1,513    $    11,820   $         4,581  $      1,061
Net realized gain/(loss) on investment
   transactions.................................        1,040                   100         (1,817)           (3,295)       (3,320)
Capital gain distributions received.............          113                    42            693               564           294
Net change in unrealized appreciation/
   depreciation of investments..................        4,230                 2,632         45,389            37,392        19,805
                                                  -----------       ---------------    -----------   ---------------  ------------
Net increase in net assets resulting from
   operations...................................       12,553                 4,287         56,085            39,242        17,840
Distributions to shareholders from:
   Net investment income:
    Class 1 Shares..............................       (4,929)                 (737)        (8,194)           (3,986)         (773)
    Class 2 Shares..............................       (1,693)                 (297)        (2,224)             (737)         (137)
Net increase/(decrease) in net assets from
   Portfolio share transactions:
    Class 1 Shares..............................        1,532                 6,646         13,188            (8,954)       11,273
    Class 2 Shares..............................       31,560                10,676         62,119            27,108        16,152
                                                  -----------       ---------------    -----------   ---------------  ------------
Net increase in net assets......................       39,023                20,575        120,974            52,673        44,355

NET ASSETS:

Beginning of year...............................      177,784                40,728        510,904           324,741       119,843
                                                  -----------       ---------------    -----------   ---------------  ------------
End of year.....................................  $   216,807       $        61,303    $   631,878   $       377,414  $    164,198
                                                  ===========       ===============    ===========   ===============  ============
Undistributed net investment income
   at end of year...............................  $     7,162       $         1,512    $    11,823   $         4,594  $      1,070
                                                  ===========       ===============    ===========   ===============  ============

                       See Notes to Financial Statements.

Statements of Changes in Net Assets -- Capital Stock Activity

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

(In thousands)

                                                VT FLEXIBLE                VT CONSERVATIVE
                                              INCOME PORTFOLIO             BALANCED PORTFOLIO            VT BALANCED PORTFOLIO
                                       --------------------------    ----------------------------     --------------------------
                                         PERIOD                        PERIOD                           PERIOD
                                         ENDED                          ENDED                           ENDED
                                        06/30/05      YEAR ENDED      06/30/05         YEAR ENDED      06/30/05       YEAR ENDED
                                       (UNAUDITED)      12/31/04     (UNAUDITED)       12/31/04       (UNAUDITED)     12/31/04
                                       -----------    -----------    -----------      -----------     -----------    -----------
AMOUNT
 CLASS 1:
  Sold...........................      $     6,879    $    22,582    $     4,332      $    12,881     $    14,685    $    54,025
  Issued as reinvestment of
    dividends....................            5,064          4,929            980              737           8,714          8,194
  Redeemed.......................          (10,354)       (25,979)        (4,067)          (6,972)        (32,666)       (49,031)
                                       -----------    -----------    -----------      -----------     -----------    -----------
  Net increase/(decrease)........      $     1,589    $     1,532    $     1,245      $     6,646     $    (9,267)   $    13,188
                                       ===========    ===========    ===========      ===========     ===========    ===========
 CLASS 2:
  Sold...........................      $     9,685    $    31,697    $     4,567      $    12,072     $    19,775    $    64,500
  Issued as reinvestment of
    dividends....................            2,388          1,693            534              297           3,132          2,224
  Redeemed.......................           (4,321)        (1,830)        (1,373)          (1,693)         (7,754)        (4,605)
                                       -----------    -----------    -----------      -----------     -----------    -----------
  Net increase...................      $     7,752    $    31,560    $     3,728      $    10,676     $    15,153    $    62,119
                                       ===========    ===========    ===========      ===========     ===========    ===========
SHARES
 CLASS 1:
  Sold...........................              489          1,639            369            1,140             926          3,563
  Issued as reinvestment of
    dividends....................              368            370             84               67             546            551
  Redeemed.......................             (738)        (1,892)          (346)            (618)         (2,055)        (3,234)
                                       -----------    -----------    -----------      -----------     -----------    -----------
  Net increase/(decrease)........              119            117            107              589            (583)           880
                                       ===========    ===========    ===========      ===========     ===========    ===========
 CLASS 2:
  Sold...........................              695          2,312            392            1,074           1,251          4,281
  Issued as reinvestment of
    dividends....................              174            127             46               27             197            150
  Redeemed.......................             (309)          (134)          (118)            (150)           (490)          (305)
                                       -----------    -----------    -----------      -----------     -----------    -----------
  Net increase...................              560          2,305            320              951             958          4,126
                                       ===========    ===========    ===========      ===========     ===========    ===========

                                                VT CONSERVATIVE                  VT STRATEGIC
                                                GROWTH PORTFOLIO                GROWTH PORTFOLIO
                                         ----------------------------     -----------------------------
                                            PERIOD                          PERIOD
                                             ENDED                           ENDED
                                           06/30/05       YEAR ENDED        06/30/05        YEAR ENDED
                                          (UNAUDITED)      12/31/04       (UNAUDITED)        12/31/04
                                         ------------     -----------     -----------      ------------
AMOUNT
 CLASS 1:
  Sold.............................      $      8,124     $    28,188     $     9,171      $     27,082
  Issued as reinvestment of
    dividends......................             3,689           3,986             868               773
  Redeemed.........................           (24,960)        (41,128)        (10,304)          (16,582)
                                         ------------     -----------     -----------      ------------
  Net increase/(decrease)..........      $    (13,147)    $    (8,954)    $      (265)     $     11,273
                                         ============     ===========     ===========      ============
 CLASS 2:
  Sold.............................      $     13,043     $    30,924     $     8,081      $     18,524
  Issued as reinvestment of
    dividends......................               914             737             207               137
  Redeemed.........................            (4,395)         (4,553)         (2,729)           (2,509)
                                         ------------     -----------     -----------      ------------
  Net increase.....................      $      9,562     $    27,108     $     5,559      $     16,152
                                         ============     ===========     ===========      ============
SHARES
 CLASS 1:
  Sold.............................               488           1,792             508             1,598
  Issued as reinvestment of
    dividends......................               219             257              47                46
  Redeemed.........................            (1,499)         (2,628)           (568)             (979)
                                         ------------     -----------     -----------      ------------
  Net increase/(decrease)..........              (792)           (579)            (13)              665
                                         ============     ===========     ===========      ============
 CLASS 2:
  Sold.............................               791           1,980             450             1,100
  Issued as reinvestment of
    dividends......................                54              48              11                 8
  Redeemed.........................              (266)           (292)           (151)             (150)
                                         ------------     -----------     -----------      ------------
  Net increase.....................               579           1,736             310               958
                                         ============     ===========     ===========      ============

                       See Notes to Financial Statements.

                       This Page Intentionally Left Blank.

Financial Highlights

For a Portfolio share outstanding throughout each period.

                                                      CLASS 1
                                                      ----------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                       YEARS ENDED DECEMBER 31
                                                        06/30/05      ------------------------------------------------------
                                                      (UNAUDITED)       2004        2003        2002       2001       2000
                                                      -----------     --------    --------    --------    -------    -------
VT FLEXIBLE INCOME PORTFOLIO
NET ASSET VALUE, BEGINNING OF PERIOD................  $     14.10     $  13.71    $  12.41    $  12.23    $ 11.90    $ 11.86
                                                      -----------     --------    --------    --------    -------    -------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income...........................         0.52(6)      0.51(6)     0.56(6)     0.41(6)    0.17(6)    0.58(6)
    Net realized and unrealized gain/(loss) on
     investments....................................        (0.32)        0.35        1.08       (0.15)      0.40       0.10
                                                      -----------     --------    --------    --------    -------    -------
    Total from investment operations ...............         0.20         0.86        1.64        0.26       0.57       0.68
                                                      -----------     --------    --------    --------    -------    -------

  LESS DISTRIBUTIONS:
    Dividends from net investment income(1).........        (0.47)       (0.47)      (0.34)      (0.08)     (0.15)     (0.58)
    Dividends from net realized capital gains.......        (0.02)          --          --          --      (0.09)     (0.06)
                                                      -----------     --------    --------    --------    -------    -------
    Total distributions.............................        (0.49)       (0.47)      (0.34)      (0.08)     (0.24)     (0.64)
                                                      -----------     --------    --------    --------    -------    -------

NET ASSET VALUE, END OF PERIOD......................  $     13.81     $  14.10    $  13.71    $  12.41    $ 12.23    $ 11.90
                                                      ===========     ========    ========    ========    =======    =======

TOTAL RETURN(2).....................................         1.43%        6.47%      13.30%       2.14%      4.84%      5.79%
  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net assets, end of period (in 000s).............  $   147,640     $149,055    $143,283    $125,992    $90,860    $40,049
    Ratio of operating expenses to average net
     assets(3)......................................         0.29%(7)     0.28%       0.30%       0.30%      0.33%      0.31%
    Ratio of net investment income to average net
     assets.........................................         7.45%(7)     3.67%       4.33%       3.37%      1.43%      4.84%
    Portfolio turnover rate.........................            0%(8)        5%          4%          9%         1%        14%
    Ratio of operating expenses to average net
     assets without fee waivers, expenses
     reimbursed and/or fees reduced by credits
     allowed by the custodian(3)(4).................         0.29%(7)     0.28%       0.30%       0.30%      0.33%      0.31%

                                                       CLASS 1
                                                       ---------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                    YEARS ENDED DECEMBER 31
                                                         06/30/05      -----------------------------------------------------
                                                       (UNAUDITED)        2004        2003        2002        2001     2000
                                                       -----------     --------    --------    --------    -------  --------
VT CONSERVATIVE BALANCED PORTFOLIO
NET ASSET VALUE, BEGINNING OF PERIOD.................  $     11.82     $  11.15    $   9.73    $  10.04    $  9.90  $   9.90
                                                       -----------     --------    --------    --------    -------  --------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income............................         0.37(6)      0.34(6)     0.36(6)     0.31(6)    0.13      0.49(6)
    Net realized and unrealized gain/(loss) on
     investments.....................................        (0.23)        0.56        1.29       (0.54)      0.10     (0.00)(9)
                                                       -----------     --------    --------    --------    -------  --------
    Total from investment operations.................         0.14         0.90        1.65       (0.23)      0.23      0.49
                                                       -----------     --------    --------    --------    -------  --------
  LESS DISTRIBUTIONS:
    Dividends from net investment income (1).........        (0.28)       (0.23)      (0.23)      (0.07)     (0.09)    (0.49)
    Dividends from net realized capital gains........           --           --          --       (0.01)        --     (0.00)(9)
                                                       -----------     --------    --------    --------    -------  --------
    Total distributions                                      (0.28)       (0.23)      (0.23)      (0.08)     (0.09)    (0.49)
                                                       -----------     --------    --------    --------    -------  --------
NET ASSET VALUE, END OF PERIOD.......................  $     11.68     $  11.82    $  11.15    $   9.73    $ 10.04  $   9.90
                                                       ===========     ========    ========    ========    =======  ========

TOTAL RETURN(2)......................................         1.21%        8.21%      17.09%      (2.26)%     2.40%     5.03%
  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net assets, end of period (in 000s)..............  $    41,205     $ 40,458    $ 31,600    $ 20,759    $14,221  $  8,736
    Ratio of operating expenses to average net
     assets(3).......................................         0.34%(7)     0.33%       0.31%       0.30%      0.41%     0.37%
    Ratio of net investment income to average net
     assets..........................................         6.34%(7)     3.02%       3.48%       3.20%      1.36%     4.99%
    Portfolio turnover rate..........................            1%           1%          6%          9%         2%       67%
    Ratio of operating expenses to average net
      assets without fee waivers, expenses reimbursed
      and/or fees reduced by credits allowed by the
      custodian(3)(4)................................         0.34%(7)     0.33%       0.36%       0.41%      0.53%     0.44%

----------
(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods of less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5)   The Portfolio commenced selling Class 2 shares on November 6, 2001.

(6)   Per share numbers have been calculated using the average shares method.

(7)   Annualized.

(8)   Amount represents less than 1%.

(9)   Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

CLASS 2
-------------------------------------------------------------------------
 SIX MONTHS
    ENDED                         YEARS ENDED DECEMBER 31
   06/30/05         ------------------------------------------------------
 (UNAUDITED)          2004           2003           2002           2001(5)
------------        --------       --------       --------         -------
$      14.02        $  13.65       $  12.38       $  12.23         $  2.18
------------        --------       --------       --------         -------
        0.50(6)         0.47(6)        0.53(6)        0.38(6)         0.02(6)
       (0.32)           0.36           1.07          (0.15)           0.03
------------        --------       --------       --------         -------
        0.18            0.83           1.60           0.23            0.05
------------        --------       --------       --------         -------
       (0.44)          (0.46)         (0.33)         (0.08)             --
       (0.02)             --             --             --              --
------------        --------       --------       --------         -------
       (0.46)          (0.46)         (0.33)         (0.08)             --
------------        --------       --------       --------         -------
$      13.74        $  14.02       $  13.65       $  12.38         $ 12.23
============        ========       ========       ========         =======
        1.32%           6.24%         13.02%          1.89%           0.41%
$     74,075        $ 67,752       $ 34,501       $  9,416         $   182
        0.54%(7)        0.53%          0.55%          0.55%           0.58%(7)
        7.20%(7)        3.42%          4.08%          3.12%           1.18%(7)
           0%(8)           5%             4%             9%              1%
        0.54%(7)        0.53%          0.55%          0.55%           0.58%(7)

CLASS 2
-------------------------------------------------------------------------
 SIX MONTHS
    ENDED                          YEARS ENDED DECEMBER 31
   06/30/05         ------------------------------------------------------
 (UNAUDITED)          2004           2003           2002           2001(5)
------------        --------       --------       --------         -------
$      11.75        $  11.11       $   9.71       $  10.04         $  9.92
------------        --------       --------       --------         -------
        0.35(6)         0.31(6)        0.33(6)        0.29(6)         0.01
       (0.23)           0.55           1.29          (0.54)           0.11
------------        --------       --------       --------         -------
        0.12            0.86           1.62          (0.25)           0.12
------------        --------       --------       --------         -------
       (0.26)          (0.22)         (0.22)         (0.07)             --
          --              --             --          (0.01)             --
------------        --------       --------       --------         -------
       (0.26)          (0.22)         (0.22)         (0.08)             --
------------        --------       --------       --------         -------
$      11.61        $  11.75       $  11.11       $   9.71         $ 10.04
============        ========       ========       ========         =======
        1.06%           7.88%         16.83%         (2.47)%          1.21%

$     24,303        $ 20,845       $  9,128       $  2,244         $   205
        0.59%(7)        0.58%          0.56%          0.55%           0.66%(7)
        6.09%(7)        2.77%          3.23%          2.95%           1.11%(7)
           1%              1%             6%             9%              2%

        0.59%(7)        0.58%          0.61%          0.66%           0.78%(7)

                       See Notes to Financial Statements.

Financial Highlights

For a Portfolio share outstanding throughout each period.

                                                       CLASS 1
                                                       ------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                          YEARS ENDED DECEMBER 31
                                                         06/30/05      --------------------------------------------------------
                                                       (UNAUDITED)       2004        2003        2002        2001        2000
                                                       -----------     --------    --------    --------    --------    --------
VT BALANCED PORTFOLIO
NET ASSET VALUE, BEGINNING OF PERIOD.................  $     16.08     $  14.88    $  12.42    $  13.91    $  14.50    $  14.92
                                                       -----------     --------    --------    --------    --------    --------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income...........................         0.36(6)      0.32(6)     0.33(6)     0.32(6)     0.17(6)     0.41(6)
     Net realized and unrealized gain/(loss) on
      investments....................................        (0.20)        1.16        2.46       (1.53)      (0.15)      (0.32)
                                                       -----------     --------    --------    --------    --------    --------
     Total from investment operations................         0.16         1.48        2.79       (1.21)       0.02        0.09
                                                       -----------     --------    --------    --------    --------    --------

  LESS DISTRIBUTIONS:
     Dividends from net investment income(1).........        (0.31)       (0.28)      (0.33)      (0.28)      (0.25)      (0.43)
     Dividends from net realized capital gains                  --           --          --          --       (0.36)      (0.08)
                                                       -----------     --------    --------    --------    --------    --------
     Total distributions.............................        (0.31)       (0.28)      (0.33)      (0.28)      (0.61)      (0.51)
                                                       -----------     --------    --------    --------    --------    --------

NET ASSET VALUE, END OF PERIOD.......................  $     15.93     $  16.08    $  14.88    $  12.42    $  13.91    $  14.50
                                                       ===========     ========    ========    ========    ========    ========

TOTAL RETURN(2)......................................         1.00%       10.12%      22.74%      (8.78)%      0.13%       0.49%
    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (in 000s).............  $   453,621     $467,076    $419,273    $334,605    $354,082    $305,399
     Ratio of operating expenses to average net
      assets(3)......................................         0.28%(8)     0.28%       0.29%       0.29%       0.28%       0.29%
     Ratio of net investment income to average net
      assets.........................................         4.56%(8)     2.13%       2.50%       2.52%       1.22%       2.76%
     Portfolio turnover rate.........................            0%(9)        4%          7%         22%          8%         15%
     Ratio of operating expenses to average net
        assets without fee waivers, expenses
        reimbursed and/or fees reduced by credits
        allowed by the custodian(3)(4)...............         0.28%(8)     0.28%       0.29%       0.29%       0.28%       0.29%

                                                       CLASS 1
                                                       ------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                        YEARS ENDED DECEMBER 31
                                                         06/30/05      --------------------------------------------------------
                                                       (UNAUDITED)       2004        2003        2002        2001        2000
                                                       -----------     --------    --------    --------    --------    --------
VT CONSERVATIVE GROWTH PORTFOLIO
NET ASSET VALUE, BEGINNING OF PERIOD.................  $     16.89     $  15.32    $  12.16    $  14.87    $  16.46    $  17.10
                                                       -----------     --------    --------    --------    --------    --------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income...........................         0.25(6)      0.21(6)     0.23(6)     0.23(6)     0.17(6)     0.27(6)
     Net realized and unrealized gain/(loss) on
      investments....................................        (0.12)        1.58        3.23       (2.51)      (0.72)      (0.69)
                                                       -----------     --------    --------    --------    --------    --------
     Total from investment operations................         0.13         1.79        3.46       (2.28)      (0.55)      (0.42)
                                                       -----------     --------    --------    --------    --------    --------
  LESS DISTRIBUTIONS:

     Dividends from net investment income(1).........        (0.22)       (0.22)      (0.30)      (0.41)      (0.61)      (0.07)
     Dividends from net realized capital gains.......           --           --          --       (0.02)      (0.43)      (0.15)
                                                       -----------     --------    --------    --------    --------    --------
     Total distributions.............................        (0.22)       (0.22)      (0.30)      (0.43)      (1.04)      (0.22)
                                                       -----------     --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD.......................  $     16.80     $  16.89    $  15.32    $  12.16    $  14.87    $  16.46
                                                       ===========     ========    ========    ========    ========    ========
TOTAL RETURN(2)......................................         0.74%       11.78%      28.74%     (15.52)%     (3.56)%     (2.49)%
    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

     Net assets, end of period (in 000s).............  $   288,593     $303,584    $284,165    $229,564    $309,608    $293,442
     Ratio of operating expenses to average net
      assets(3)......................................         0.28%(8)     0.28%       0.30%       0.29%       0.28%       0.28%
     Ratio of net investment income to average net
      assets.........................................         3.03%(8)     1.36%       1.75%       1.77%       1.11%       1.59%
     Portfolio turnover rate.........................            3%          10%         11%         19%          7%         13%
     Ratio of operating expenses to average net
        assets without fee waivers, expenses
        reimbursed and/or fees reduced by credits
        allowed by the custodian(3)(4)...............         0.28%(8)     0.28%       0.30%       0.29%       0.28%       0.28%

----------
(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods of less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5)   The Portfolio commenced selling Class 2 shares on November 6, 2001.

(6)   Per share numbers have been calculated using the average shares method.

(7) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.

(8)   Annualized.

(9)   Amount represents less than 1%.

                       See Notes to Financial Statements.

CLASS 2
-------------------------------------------------------------------------
 SIX MONTHS
    ENDED                           YEARS ENDED DECEMBER 31
   06/30/05         ------------------------------------------------------
 (UNAUDITED)          2004           2003           2002           2001(5)
------------        --------       --------       --------         -------
$      15.99        $  14.82       $  12.39       $  13.91         $ 13.52
------------        --------       --------       --------         -------

        0.34(6)         0.28(6)        0.30(6)        0.29(6)         0.02(6)
       (0.20)           1.16           2.45          (1.53)           0.37(7)
------------        --------       --------       --------         -------
        0.14            1.44           2.75          (1.24)           0.39
------------        --------       --------       --------         -------

       (0.28)          (0.27)         (0.32)         (0.28)             --
          --              --             --             --              --
------------        --------       --------       --------         -------
       (0.28)          (0.27)         (0.32)         (0.28)             --
------------        --------       --------       --------         -------
$      15.85        $  15.99       $  14.82       $  12.39         $ 13.91
============        ========       ========       ========         =======
        0.89%           9.83%         22.46%         (9.00)%          2.88%

$    178,600        $164,802       $ 91,631       $ 31,335         $ 1,452
        0.53%(8)        0.53%          0.54%          0.54%           0.53%(8)
        4.31%(8)        1.88%          2.25%          2.27%           0.97%(8)
           0%(9)           4%             7%            22%              8%

        0.53%(8)        0.53%          0.54%          0.54%           0.53%(8)

CLASS 2
-------------------------------------------------------------------------
 SIX MONTHS
    ENDED                           YEARS ENDED DECEMBER 31
   06/30/05         ------------------------------------------------------
 (UNAUDITED)          2004           2003           2002           2001(5)
------------        --------       --------       --------         -------
$      16.80        $  15.25       $  12.13       $  14.87         $ 14.24
------------        --------       --------       --------         -------

        0.23(6)         0.17(6)        0.20(6)        0.19(6)         0.01(6)
       (0.13)           1.58           3.20          (2.50)           0.62(7)
------------        --------       --------       --------         -------
        0.10            1.75           3.40          (2.31)           0.63
------------        --------       --------       --------         -------

       (0.19)          (0.20)         (0.28)         (0.41)             --
          --              --             --          (0.02)             --
------------        --------       --------       --------         -------
       (0.19)          (0.20)         (0.28)         (0.43)             --
------------        --------       --------       --------         -------
$      16.71        $  16.80       $  15.25       $  12.13         $ 14.87
============        ========       ========       ========         =======
        0.57%          11.58%         28.36%        (15.72)%          4.42%

$     83,141        $ 73,830       $ 40,576       $ 14,610         $ 1,127
        0.53%(8)        0.53%          0.55%          0.54%           0.53%(8)
        2.78%(8)        1.11%          1.50%          1.52%           0.86%(8)
           3%             10%            11%            19%              7%

        0.53%(8)        0.53%          0.55%          0.54%           0.53%(8)

                       See Notes to Financial Statements.

Financial Highlights

For a Portfolio share outstanding throughout each period.

                                                       CLASS 1
                                                       ------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                        YEARS ENDED DECEMBER 31
                                                         06/30/05      --------------------------------------------------------
                                                       (UNAUDITED)       2004        2003        2002        2001        2000
                                                       -----------     --------    --------    --------    --------    --------
VT STRATEGIC GROWTH PORTFOLIO
NET ASSET VALUE, BEGINNING OF PERIOD.................  $     18.45     $  16.46    $  12.55    $  16.45    $  18.61    $  19.59
                                                       -----------     --------    --------    --------    --------    --------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income...........................         0.19(6)      0.14(6)     0.14(6)     0.15(6)     0.16(6)     0.13(6)
     Net realized and unrealized gain/(loss) on
      investments....................................        (0.10)        1.96        3.98       (3.47)      (1.27)      (0.84)
                                                       -----------     --------    --------    --------    --------    --------
     Total from investment operations................         0.09         2.10        4.12       (3.32)      (1.11)      (0.71)
                                                       -----------     --------    --------    --------    --------    --------

  LESS DISTRIBUTIONS:
     Dividends from net investment income(1).........        (0.12)       (0.11)      (0.21)      (0.54)      (0.57)      (0.11)
     Dividends from net realized capital gains.......           --           --          --       (0.04)      (0.48)      (0.16)
                                                       -----------     --------    --------    --------    --------    --------
     Total distributions.............................        (0.12)       (0.11)      (0.21)      (0.58)      (1.05)      (0.27)
                                                       -----------     --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD.......................  $     18.42     $  18.45    $  16.46    $  12.55    $  16.45    $  18.61
                                                       ===========     ========    ========    ========    ========    ========
TOTAL RETURN(2)......................................         0.51%       12.83%      33.07%     (20.53)%     (6.25)%     (3.73)%
  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (in 000s).............  $   129,641     $130,069    $105,077    $ 73,936    $ 97,401    $ 98,431
     Ratio of operating expenses to average net
      assets(3)......................................         0.30%(8)     0.29%       0.31%       0.32%       0.31%       0.30%
     Ratio of net investment income to average net
      assets.........................................         2.09%(8)     0.80%       0.99%       1.06%       0.95%       0.67%
     Portfolio turnover rate ........................            1%           4%          9%         16%          5%         12%
     Ratio of operating expenses to average net
         assets without fee waivers, expenses
         reimbursed and/or fees reduced by credits
         allowed by the custodian(3)(4)..............         0.30%(8)     0.29%       0.31%       0.32%       0.31%       0.30%

----------
(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods of less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5)   The Portfolio commenced selling Class 2 shares on November 6, 2001.

(6)   Per share numbers have been calculated using the average shares method.

(7) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.

(8)   Annualized.

                       See Notes to Financial Statements.

CLASS 2
-------------------------------------------------------------------------
 SIX MONTHS
    ENDED                           YEARS ENDED DECEMBER 31
   06/30/05         ------------------------------------------------------
 (UNAUDITED)          2004           2003           2002           2001(5)
------------        --------       --------       --------         -------
$      18.38        $  16.42       $  12.54       $  16.45         $ 15.54
------------        --------       --------       --------         -------

        0.17(6)         0.09(6)        0.10(6)        0.11(6)         0.01(6)
       (0.10)           1.97           3.98          (3.44)           0.90(7)
------------        --------       --------       --------         -------
        0.07            2.06           4.08          (3.33)           0.91
------------        --------       --------       --------         -------

       (0.10)          (0.10)         (0.20)         (0.54)             --
          --              --             --          (0.04)             --
------------        --------       --------       --------         -------
       (0.10)          (0.10)         (0.20)         (0.58)             --
------------        --------       --------       --------         -------
$      18.35        $  18.38       $  16.42       $  12.54         $ 16.45
============        ========       ========       ========         =======
        0.41%          12.54%         32.76%        (20.59)%          5.86%

$     39,778        $ 34,129       $ 14,766       $  2,676         $   319
        0.55%(8)        0.54%          0.56%          0.57%           0.56%(8)
        1.84%(8)        0.55%          0.74%          0.81%           0.70%(8)
           1%              4%             9%            16%              5%

        0.55%(8)        0.54%          0.56%          0.57%           0.56%(8)

                       See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

1. ORGANIZATION AND BUSINESS

WM Variable Trust (the "Trust") was organized as a Massachusetts business trust on January 29, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust consists of 13 funds ("Funds") and 5 portfolios (each a "Portfolio" and collectively, the "Portfolios"). The VT Flexible Income, VT Conservative Balanced, VT Balanced, VT Conservative Growth and VT Strategic Growth Portfolios are included in this report.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each Portfolio may offer two classes of shares: Class 1 shares and Class 2 shares. These shares are issued and redeemed only in connection with investments in, and payments under, variable annuity and variable life insurance contracts (collectively "Variable Insurance Contracts"), as well as certain qualified retirement plans including affiliated plans of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company. At June 30, 2005, "The Washington Mutual Savings Plan" held approximately 40%, 30%, 11%, 13% and 40% of the outstanding shares in the VT Flexible Income, VT Conservative Balanced, VT Balanced, VT Conservative Growth and VT Strategic Growth Portfolios, respectively.

Each of the Portfolios invests, within certain percentage ranges, in Class 1 shares of various funds in the Trust and Class I shares of WM High Yield Fund (collectively, the "Underlying Funds"). WM Advisors, Inc. (the "Advisor"), a wholly owned subsidiary of Washington Mutual, serves as investment advisor to the Portfolios and the Underlying Funds. The Advisor may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective based on the Advisor's outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest its assets directly in cash, stock or bond index futures, options, money market securities and certain short-term debt instruments, including repurchase agreements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies, in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"), which are consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION:

Investments in the Underlying Funds are valued at net asset value per Class 1 or Class I share of the respective Underlying Funds determined as of the close of the New York Stock Exchange on each valuation date. Short-term debt securities that mature in 60 days or less are valued at amortized cost which approximates market value.

REPURCHASE AGREEMENTS:

Each Portfolio may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Portfolio's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio would seek to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Portfolio enters into repurchase agreements.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis.

Interest income on debt securities is accrued daily. Dividend income is recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among the classes of that Portfolio based upon the relative average net assets of each class.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and distributions of any net capital gains earned by a Portfolio are declared and paid annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investments held by the Portfolios, redesignated distributions and differing characterization of distributions made by each Portfolio.

FEDERAL INCOME TAXES:

It is each Portfolio's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

It is each Portfolio's policy to meet the diversification requirements of the Code so that variable annuity and variable life contracts funded by the Trust will not fail to qualify as annuities and life insurance contracts for tax purposes.

EXPENSES:

General expenses of the Trust are allocated to all the Funds and Portfolios of the Trust based upon the relative average net assets of each Fund and Portfolio. In addition, the Portfolios will indirectly bear their prorated share of the expenses of the Underlying Funds. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

USE OF ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AND OTHER TRANSACTIONS

The Advisor provides its proprietary asset allocation services to the Portfolios, formulates the Portfolios' investment policies, analyzes economic and market trends, exercises investment discretion over the assets of the Portfolios and monitors the allocation of each Portfolio's assets and each Portfolio's performance. For its investment advisory services to the Portfolios, the Advisor is entitled to a monthly fee at an annual rate of 0.100% of each Portfolio's average daily net assets up to $1 billion and 0.075% of each Portfolio's average daily net assets over $1 billion.

Under an agreement effective as of May 1, 2005, the Advisor serves as administrator to the Portfolios. For its administrative services to the Portfolios, the Advisor is entitled to a monthly fee at an annual rate of 0.150% of each Portfolio's average daily net assets up to $1 billion and 0.125% of each Portfolio's average daily net assets over $1 billion. Prior to May 1, 2005, WM Shareholder Services (the "Transfer Agent"), a wholly owned subsidiary of Washington Mutual, Inc., served as administrator to the Portfolios.

Custodian fees for certain Portfolios have been reduced by credits allowed by the Portfolio's custodian for uninvested cash balances. The Portfolios could have invested this cash in income producing investments. Fees reduced by credits allowed by the custodian for the six months ended June 30, 2005, are shown separately in the "Statements of Operations."

4. TRUSTEES' FEES

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust, together with other mutual funds advised by the Advisor, pays each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, a per annum retainer plus attendance fees for each meeting at which they are present. The Lead Trustee, Committee Chairs and Committee Members receive additional remuneration for these services to the Trust. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 42 funds within the WM Group of Funds.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

5. DISTRIBUTION PLANS

Each of the Portfolios has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class 2 shares of the Portfolios (a "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and a wholly owned subsidiary of Washington Mutual, may receive a fee at an annual rate of 0.25% of the average daily net assets attributable to Class 2 shares. This fee may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. The Rule 12b-1 Plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the distribution plan, or any agreements related to the plan.

6. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of purchases and proceeds from sales of Underlying Funds for the six months ended June 30, 2005, are as follows:

                                            PURCHASES      SALES
        NAME OF PORTFOLIO                     (000s)       (000s)
----------------------------------          ---------     -------
VT Flexible Income Portfolio..........      $  11,736     $   900
VT Conservative Balanced Portfolio....          6,844         775
VT Balanced Portfolio.................         21,762       2,850
VT Conservative Growth Portfolio......         12,423      11,950
VT Strategic Growth Portfolio.........         10,406       2,000

7. UNREALIZED APPRECIATION/(DEPRECIATION)

At June 30, 2005, the aggregate gross unrealized appreciation/(depreciation) on a tax basis are as follows:

                                                                            (IN THOUSANDS)
                                            ----------------------------------------------------------------------------------
                                            VT FLEXIBLE     VT CONSERVATIVE                    VT CONSERVATIVE    VT STRATEGIC
                                              INCOME           BALANCED         VT BALANCED        GROWTH            GROWTH
                                             PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                            -----------     ---------------     -----------    ---------------    ------------
Tax basis unrealized appreciation.....      $    15,853     $         5,225     $    79,610    $        50,990    $     21,867
Tax basis unrealized depreciation.....           (1,090)               (328)             --            (10,352)         (4,483)
                                            -----------     ---------------     -----------    ---------------    ------------
Net tax unrealized appreciation.......      $    14,763     $         4,897     $    79,610    $        40,638    $     17,384
                                            ===========     ===============     ===========    ===============    ============

8. UNDERLYING FUNDS

The following is a summary of investment objectives and risk factors of the Underlying Funds, and Portfolio ownership in the Underlying Funds. The WM Group of Funds semiannual report, which is available online at wmgroupoffunds.com or by calling 800-222-5852, contains more information regarding the Underlying Funds.

INVESTMENT OBJECTIVES OF UNDERLYING FUNDS:

The investment objectives of the Underlying Funds are as follows:

WM VT REIT Fund                    Seeks to provide a high level of current income and intermediate to long-term capital appreciation.

WM VT Equity Income Fund           Seeks to provide a relatively high level of current income and long-term growth of income and capital.

WM VT Growth & Income Fund         Seeks to provide long-term capital growth. Current income is a secondary consideration.

WM VT West Coast Equity Fund       Seeks to provide long-term growth of capital.

WM VT Mid Cap Stock Fund           Seeks to provide long-term capital appreciation.

WM VT Growth Fund                  Seeks to provide long-term capital appreciation.

WM VT Small Cap Value Fund         Seeks to provide long-term capital appreciation.

WM VT Small Cap Growth Fund        Seeks to provide long-term capital appreciation.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

WM VT International Growth Fund         Seeks to provide long-term capital appreciation.

WM VT Short Term Income Fund            Seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

WM VT U.S. Government Securities Fund   Seeks to provide a high level of current income consistent with safety and liquidity.

WM VT Income Fund                       Seeks to provide a high level of current income consistent with preservation of capital.

WM High Yield Fund                      Seeks to provide a high level of current income.

RISK FACTORS OF UNDERLYING FUNDS:

While no individual fund is intended as a complete investment program, this is especially true for funds that concentrate their investments such as those investing in particular industries or regions.

The VT REIT Fund concentrates its investments in real estate investment trust ("REIT") securities or debt securities of issuers that are principally engaged in the U.S. real estate or related industries. The VT REIT Fund could be adversely impacted by economic trends within this industry.

The VT West Coast Equity Fund concentrates its investments in companies located or doing business in Alaska, California, Oregon and Washington. The VT West Coast Equity Fund could be adversely impacted by economic trends within this region.

The WM High Yield Fund concentrates its investments in lower rated debt securities, which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders, and uncertainties exist as to an issuer's ability to meet principal and interest payments.

Certain Underlying Funds may invest a portion of their assets in foreign securities of developing or emerging markets countries; enter into forward foreign currency transactions; lend their portfolio securities; enter into a stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; enter into other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; enter into repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and engage in "delayed-delivery" transactions; and enter into various other investment practices, each with inherent risks. The risks involved in investing in foreign securities include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions. The risks involved in investing in a high concentration of a single sector include those resulting from future adverse political and economic developments or regulatory occurrences and the potential for adverse effects to the financial conditions of the industries within the sector due to market fluctuations.

PORTFOLIO OWNERSHIP IN THE UNDERLYING FUNDS:

At June 30, 2005, the Portfolios held investments in a number of the Underlying Funds. The figures presented below represent the percentage of shares outstanding of each Fund owned by the Portfolios:

                                                                 PORTFOLIOS
                               -------------------------------------------------------------------------------
                               VT FLEXIBLE  VT CONSERVATIVE               VT CONSERVATIVE  VT STRATEGIC
                                 INCOME        BALANCED      VT BALANCED      GROWTH          GROWTH
        NAME OF FUND            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO    TOTAL
-----------------------------  -----------  ---------------  -----------  ---------------  ------------  -----
VT REIT Fund.................      4.8%           2.7%          44.2%        30.7%             14.3%      96.7%
VT Equity Income Fund........      3.7%           2.0%          29.4%        20.9%              9.6%      65.6%
VT Growth & Income Fund......      5.7%           2.3%          32.2%        26.7%             14.0%      80.9%
VT West Coast Equity Fund....      1.9%           1.6%          26.4%        21.5%             12.0%      63.4%
VT Mid Cap Stock Fund........      6.0%           2.2%          34.0%        26.0%             15.9%      84.1%
VT Growth Fund...............      5.2%           2.3%          35.3%        25.4%             13.0%      81.2%
VT Small Cap Value Fund......      5.8%           2.4%          41.5%        33.4%             16.9%     100.0%

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

                                                                           PORTFOLIOS
                                         -------------------------------------------------------------------------------
                                         VT FLEXIBLE  VT CONSERVATIVE               VT CONSERVATIVE  VT STRATEGIC
                                           INCOME        BALANCED      VT BALANCED      GROWTH          GROWTH
            NAME OF FUND                  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO    TOTAL
---------------------------------------  -----------  ---------------  -----------  ---------------  ------------  -----
VT Small Cap Growth Fund...............      4.7%           1.5%          25.7%          21.3%           11.4%      64.6%
VT International Growth Fund...........        -            2.9%          38.6%          31.9%           16.6%      90.0%
VT Short Term Income Fund..............     47.6%           6.9%          13.4%             -               -       67.9%
VT U.S. Government Securities Fund.....     26.0%           6.6%          39.3%          11.7%              -       83.6%
VT Income Fund.........................     25.7%           6.0%          36.0%           7.0%              -       74.7%
High Yield Fund........................      2.0%           0.5%           4.0%           1.8%            1.0%       9.3%*

----------------
* Does not include approximately 63% of the High Yield Fund held by WM Strategic Asset Management Portfolios, LLC, which is managed in a style substantially identical to that of the Portfolios.

OTHER FACTORS OF UNDERLYING FUNDS:

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. For example, under certain circumstances, an Underlying Fund may determine to make payment of a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund until the Advisor determines that it is appropriate to dispose of such securities.

The officers and Trustees, the Advisor, the Distributor and the Transfer Agent of the Portfolios serve in the same capacity for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of the Underlying Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios. These transactions will affect the Underlying Funds, since the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. The Advisor is committed to minimizing such impact on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. The Advisor may nevertheless face conflicts in fulfilling its responsibilities. The Advisor will, at all times, monitor the impact on the Underlying Funds of transactions by the Portfolios.

Other Information (unaudited)

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Each year, the Board of Trustees of the Trust (the "Board"), including a majority of the Trustees who are not interested persons of the Trust (the "Independent Trustees"), is required to determine whether to continue the Trust's advisory agreements. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the investment manager furnish, such information as may reasonably be necessary to evaluate the terms of the Trust's advisory agreement. In May 2005, the Board and the Independent Trustees approved the continuation of the Trust's Amended and Restated Investment Management Agreement with the Advisor (the "Agreement") for an additional one-year term beginning July 1, 2005, following the recommendation of the Investment Committee (the "Committee"), a majority of the members of which are Independent Trustees, and the recommendation of the Independent Trustees as a whole. The material factors and conclusions that formed the basis for the Committee's recommendation and the subsequent approval by the Board and the Independent Trustees are required to be in this report and are discussed below.

REVIEW PROCESS:

The Independent Trustees received assistance and advice, including a written memorandum, regarding the legal standards applicable to the consideration of advisory arrangements from independent counsel to the Trust and the Independent Trustees. The Independent Trustees discussed the continuation of the Agreement with representatives of the Advisor and in private session with independent legal counsel at which no representatives of the Advisor were present. The Committee, in deciding to recommend continuation of the Agreement, and the Board and the Independent Trustees, in approving such continuation, did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a Portfolio-by-Portfolio basis, and their deliberations were made separately in respect of each Portfolio. This summary describes the most important, but not all, of the factors considered by the Board, the Independent Trustees and the Committee. The Board, the Independent Trustees and the Committee considered the fact that each of the Portfolios is managed in a style substantially identical to that of a corresponding series of WM Strategic Asset Management Portfolios LLC (each, a "SAM Portfolio"), and reviewed the Portfolios simultaneously with their review of the corresponding SAM Portfolios.

MATERIALS REVIEWED:

During the course of each year, the Board receives a wide variety of materials relating to the services provided by the Advisor and its affiliates, including reports on: each Portfolio's investment results; portfolio construction; portfolio composition; performance attribution; shareholder services; the Advisor's views on the economy and capital markets; and other information relating to the nature, extent and quality of services provided by the Advisor and its affiliates to the Portfolios. With respect to performance attribution, the Board, the Independent Trustees and the Committee focused in particular on the Balanced Portfolio, as the corresponding performance attribution for the other Portfolios typically varies in proportion to the greater or lesser risk profiles of those Portfolios. In addition, in connection with its annual consideration of the Trust's advisory arrangements, the Board requests and reviews supplementary information regarding the terms of the Agreement, performance and expense information for other investment companies derived from data compiled by Lipper Inc., a third-party data provider ("Lipper"), and materials prepared by Cerulli Associates, a research and consulting firm ("Cerulli"), with respect to the costs of mutual fund wrap accounts, as well as additional information prepared by the Advisor, including financial and profitability information regarding the Advisor and its affiliates, descriptions of various functions undertaken by the Advisor, such as compliance monitoring practices, and information about the personnel providing investment management to the Portfolios. The Board, the Independent Trustees and the Committee also considered information regarding "revenue sharing" arrangements that the Advisor and its affiliates have entered into with various intermediaries that sell shares of the Portfolios. The Board also requested and reviewed information relating to other services provided to the Portfolios by the Advisor and its affiliates under other agreements, including information regarding so-called "fall-out" benefits to the Advisor and its affiliates due to their other relationships with the Portfolios, such as the administrative services contract with the Advisor described below. The Board and the Committee also received and reviewed comparative performance information regarding the SAM Portfolios at each of the quarterly Board and Committee meetings.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

NATURE, EXTENT AND QUALITY OF SERVICES:

Nature and Extent of Services -- In considering the continuation of the Agreement for the current year, the Board, the Independent Trustees and the Committee evaluated the nature and extent of the services provided by the Advisor and its affiliates. The Advisor formulates each Portfolio's investment policies (subject to the terms of the prospectus), analyzes economic trends and capital market developments with a view to optimizing asset allocations, evaluates the consistency, style and quality of the investment services provided to the Underlying Funds in which the Portfolios invest (the "Underlying Funds"), evaluates the risk/return characteristics of each of the Underlying Funds by reference to the specific security holdings of each Underlying Fund, constructs each Portfolio, monitors each Portfolio's investment performance and reports to the Board and the Committee. The Board, the Independent Trustees and the Committee noted that the Advisor also provides administrative services (including supervision of all aspects of the operations of the Portfolios except those provided by the Advisor under the Agreement or under the Trust's administration agreement, providing office facilities, clerical, accounting and bookkeeping services, preparing shareholder reports, Board materials, tax returns, and filings with the SEC and other regulatory authorities) to the Portfolios, for which it receives additional compensation (prior to May 2005, these services were provided by the Transfer Agent). The Board, the Independent Trustees and the Committee considered information concerning the investment philosophy and investment process used by the Advisor in managing the Portfolios. In this context, the Board, the Independent Trustees and the Committee considered the in-house research capabilities of the Advisor as well as other resources available to the Advisor, including research services available to the Advisor as a result of securities transactions effected for the Underlying Funds. The Board, the Independent Trustees and the Committee considered the managerial and financial resources available to the Advisor and concluded that they would be sufficient to meet any reasonably foreseeable obligations under the Agreement. The Board, the Independent Trustees and the Committee noted that the standard of care under the Agreement was comparable to that found in many investment advisory agreements, and considered the record of the Advisor in resolving potential disputes arising under its investment advisory agreements with the WM Group of Funds in the best interests of shareholders.

Quality of Services -- The Board, the Independent Trustees and the Committee considered the quality of the services provided by the Advisor and the quality of the Advisor's resources that are available to the Portfolios. The Board, the Independent Trustees and the Committee considered the investment experience and professional qualifications of the personnel of the Advisor and its affiliates and the size and functions of their staffs, as well as the reputation of the Advisor. The Board, the Independent Trustees and the Committee considered the complexity of managing the Portfolios relative to other types of funds including both other funds that pursue their objectives through investments in mutual funds (so-called "funds-of-funds") that simply rebalance their portfolios on a periodic basis and mutual fund wrap accounts that offer asset allocation services. In evaluating the scope and quality of the services provided by the Advisor to the Portfolios, the Board, the Independent Trustees and the Committee members also drew on their experiences as directors or trustees of the Underlying Funds and, for certain Trustees, other funds. The Board, the Independent Trustees and the Committee also received and reviewed information regarding the quality of non-investment advisory services provided to the Portfolios by the Advisor and its affiliates under other agreements.

The Board, the Independent Trustees and the Committee concluded that the services provided by the Advisor have benefited and should continue to benefit the Portfolios and their shareholders. The Board, the Independent Trustees and the Committee concluded that the investment philosophy, process, and research capabilities of the Advisor were well suited to the Portfolios, given their investment objectives and policies. The Board, the Independent Trustees and the Committee concluded that the scope of the services provided to the Portfolios by the Advisor and its affiliates under the Agreement and the administrative services agreement was consistent with the Portfolios' operational requirements, including, in addition to their investment objectives, compliance with the Portfolios' investment restrictions, tax and reporting requirements and related shareholder services. The Board, the Independent Trustees and the Committee concluded that the nature, scope and quality of the services provided by the Advisor were sufficient, in light of the resources dedicated by the Advisor and its integrity, personnel, systems and financial resources, to merit approval of the continuation of the Agreement.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE:

In their evaluation of the quality of the portfolio management services provided by the Advisor, the Board, the Independent Trustees and the Committee considered the professional credentials and investment experience of the Portfolios' portfolio managers. The Board, the Independent Trustees and the Committee considered whether the Portfolios operated within their investment objectives and their record of compliance with their investment restrictions. The Board, the Independent Trustees and the Committee reviewed information comparing the Portfolios' historical performance to relevant market indices for the 1-, 3- and 5-year periods ended March 31, 2005 and to performance information for other investment companies with similar investment objectives over the 1-, 3-, 5-, 10-year and since inception periods ended January 31, 2005 derived from data compiled by Lipper. The Board, the Independent Trustees and the Committee focused, in particular, on the performance comparisons of the Balanced Portfolio as compared to other mutual funds categorized by Lipper as "balanced funds." The Board, the Independent Trustees and the Committee considered the difficulty in identifying peer groups for the Portfolios other than the Balanced Portfolio. The Board, the Independent Trustees and the Committee determined that those Portfolios that did not have as readily identifiable peer groups performed consistently with their risk profiles relative to the Balanced Portfolio and that such Portfolios' performance should be and was symmetrically arrayed around the performance of the Balanced Portfolio. The Board, the Independent Trustees and the Committee noted that the Portfolios, other than the Flexible Income Portfolio, had performed well relative to their index benchmarks over the 3- and 5-year periods and that the Balanced Portfolio had outperformed its peers for the 3- and 5-year periods, though it had underperformed its peers during the most recent year. The Board, the Independent Trustees and the Committee discussed with the Advisor the reasons for this recent underperformance and the Advisor's plans to monitor and address performance issues. The Board, the Independent Trustees and the Committee noted the Flexible Income Portfolio's exposure to equities accounted for its recent underperformance, its relatively good longer term performance and short-term volatility, in each case, relative to funds that invested exclusively in debt securities. The Board, the Independent Trustees and the Committee considered the "core" allocations for the Portfolios and reviewed the performance attribution analysis prepared by the Advisor. The Board, the Independent Trustees and the Committee concluded that the Advisor's performance record and investment process used in managing the Portfolios were sufficient to merit approval of the continuation of the Agreement.

MANAGEMENT FEES AND EXPENSES:

The Board, the Independent Trustees and the Committee reviewed information, including comparative information provided by Lipper, regarding the advisory, transfer agent, and service and distribution fees paid to the Advisor and its affiliates and the total expenses borne by the Portfolios. The Board, the Independent Trustees and the Committee considered both the total expenses borne directly by the Portfolios and the total expenses borne on an aggregate basis, including the expenses borne indirectly through the Portfolios' investments in the Underlying Funds. They discussed the general downward trend in total expense ratios for the Portfolios. The Board, the Independent Trustees and the Committee reviewed the administrative fees paid by the Portfolios to the Advisor and its affiliates, as well as the distribution (12b-1) fees paid to the Distributor. The Board, the Independent Trustees and the Committee considered the fees paid to the Advisor by other clients, and the services provided to such clients relative to the fees paid by, and services provided to, the Portfolios. The Board, the Independent Trustees and the Committee considered the peer groups identified by Lipper for the Portfolios, including Lipper peer groups comprised of funds with similar investment objectives that invest directly in portfolio securities, and Lipper peer groups comprised exclusively of funds-of-funds. The Board, the Independent Trustees and the Committee noted that there were relatively few funds-of-funds identified by Lipper. The Board, the Independent Trustees and the Committee concluded that the Lipper peer groups comprised of funds with similar investment objectives that invest directly in portfolio securities represented the best mutual fund analogue to the Portfolios, particularly the Balanced Portfolio. The Board, the Independent Trustees and the Committee considered the similarity of the Portfolios to mutual fund wrap accounts, and reviewed and considered a report provided by Cerulli on mutual fund wrap accounts, including data on average annual advisory fees. The Board, the Independent Trustees and the Committee considered information provided by Lipper comparing the aggregate total expenses of funds-of-funds (including underlying fund expenses) identified by Lipper relative to the Portfolios. The Committee considered the anticipated effect on the Portfolios' expense ratios of proposed management fee reductions for the Growth Fund, an Underlying Fund. The Board, the Independent Trustees and the Committee concluded that the fees to be charged under the Agreement bore a reasonable relationship to the scope and quality of the services provided.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

PROFITABILITY AND ECONOMIES OF SCALE:

Profitability -- The Board, the Independent Trustees and the Committee reviewed information regarding the cost of services provided by the Advisor and its affiliates and the profitability (before and after distribution expenses and prior to taxes) of their relationships with the Portfolios. The Board, the Independent Trustees and the Committee considered trends in the profitability of the Advisor and its affiliates, and information provided by Lipper regarding the pre- and post-marketing profitability of other investment advisers with publicly-traded parent companies. The Board, the Independent Trustees and the Committee considered that the Advisor must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Portfolios (and in connection therewith reviewed and considered changes in the structure of compensation of the Advisor's investment professionals, including a change in the performance-based component of the compensation and the introduction of options and restricted stock rather than vesting periods for cash bonuses) and that maintaining the financial viability of the Advisor is important in order for it to continue to provide significant services to the Portfolios and their shareholders. The Board, the Independent Trustees and the Committee considered the impact of previously-negotiated fee reductions on the profitability of the Advisor and the year-to-year trends in pre-distribution margins for the Advisor, over a four-year period in which the Portfolios' assets grew 29% and complex-wide assets more than doubled. The Board, the Independent Trustees and the Committee also considered that new breakpoints for an Underlying Fund would reduce revenues to the Advisor at current asset levels. In addition, the Board, the Independent Trustees and the Committee considered information regarding the direct and indirect benefits the Advisor receives as a result of its relationship with the Portfolios, including compensation paid to the Advisor and its affiliates under other agreements, such as administrative fees to the Advisor and 12b-1 fees to the Distributor, as well as research provided to the Advisor in connection with portfolio transactions effected on behalf of the Underlying Funds (soft dollar arrangements) and reputational benefits.

Economies of Scale -- The Board, the Independent Trustees and the Committee reviewed the extent to which the Advisor may realize economies of scale in managing and supporting the Portfolios and the current level of Portfolio assets in relation to the breakpoints in each Portfolio's advisory fees. The Board, the Independent Trustees and the Committee considered the savings for the Portfolios that had been achieved due to breakpoints previously implemented as a result of negotiations between the Advisor and the Board. The Board, the Independent Trustees and the Committee considered the extent to which any economies of scale might be realized (if at all) by the Advisor across a variety of products and services, including the SAM Portfolios, and not only in respect of a single Portfolio, and took into account the fact that the Advisor had agreed to advisory fee breakpoints on assets based in part on the combined assets of all the Portfolios.

The Board, the Independent Trustees and the Committee concluded that the Portfolios' cost structure was reasonable given the scope and quality of the services provided to the Portfolios and that the Advisor was sharing any economies of scale with the Portfolios and their shareholders.

ADDITIONAL CONSIDERATIONS:

The Board, the Independent Trustees and the Committee also considered possible conflicts of interest associated with the provision of investment advisory services by the Advisor to other clients and the fact that such clients of the Advisor were then limited to those affiliated with AIG (representing approximately $5.5 billion in assets under management as of April 30, 2005). The Trustees considered the procedures of the Advisor designed to fulfill its fiduciary duties to its advisory clients with respect to possible conflicts of interest, including the codes of ethics, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Advisor in these matters.

CONCLUSIONS:

Based on their review, including their consideration of each of the factors referred to above, the Board, the Independent Trustees and the Committee concluded that the Agreement, including the fees payable to the Advisor, is fair and reasonable to the Portfolios and their shareholders given the scope and quality of the services provided to the Portfolios and such other considerations as the Trustees considered relevant in the exercise of their reasonable business judgment and that the continuation of the Agreement was in the best interests of the Portfolios and their shareholders. The Board and the Independent Trustees unanimously approved the continuation of the Agreement

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

OTHER PORTFOLIO INFORMATION

SCHEDULES OF INVESTMENTS:

The Trust files its complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available at http://www.wmgroupoffunds.com. The Trust's Form N-Q is also available at http://www.sec.gov and also may be reviewed and copied at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION:

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities held by the Portfolio are included in the Trust's Statement of Additional Information which is available, without charge and upon request, by calling 1-800-222-5852. Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available at http://www.wmgroupoffunds.com. This information is also available at http://www.sec.gov.

                                                               PORTFOLIO MANAGER
VT U.S. Government Securities Fund                             Craig V. Sosey
                                                               WM Advisors, Inc.

Note: Pages 34 and 35 provide information about certain WM Funds in which the VT Flexible Income and VT Conservative Balanced Portfolios invest a significant portion of their assets (i.e., more than 25%). For additional information about these and other WM Funds, please see the WM Variable Trust semiannual report, which is available online at wmgroupoffunds.com or by calling 800-222-5852.

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. An investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. Performance shown below does not account for fees, expenses, and charges of any variable insurance contract or retirement plan. If these

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2005

                             6-Month(2)  1-Year  5-Year  10-Year  Since Inception  Inception Date
                             ----------  ------  ------  -------  ---------------  --------------
CLASS 1 SHARES                  1.88%     5.22%   6.13%   6.00%        5.64%           5/6/93
CLASS 2 SHARES                  1.73%     4.97%      -       -         3.88%          11/6/01
Citigroup Mortgage Index(3)     2.15%     6.31%   6.86%   6.70%        6.52%

PORTFOLIO COMPOSITION(4)

As of 6/30/05

[PIE CHART]

                         As of    As of
                        6/30/05  12/31/04  Change
                        -------  --------  ------
FHLMC/FGLMC                35%      32%      +3%
FNMA                       24%      24%       0%
CMOs                       18%      19%      -1%
GNMA                        8%      10%      -2%
U.S. Government Agency      7%       4%      +3%
U.S. Treasuries             5%       8%      -3%
Cash Equivalents            3%       3%       0%

 1 Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The VT U.S. Government Securities Fund's performance in 1995 and 1998 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. On 3/1/04, the investment policies of the Fund were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

 2    Periods of less than one year are not annualized.

PORTFOLIO MANAGERS
Gary J. Pokrzywinski, CFA and                                     VT Income Fund
John R. Friedl, CFA
WM Advisors, Inc.

fees were reflected, performance would be lower.

Fixed-income investments are subject to interest rate risk, and their value will decline as interest rates rise.VT U.S. Government Securities Fund: Neither the principal of government bond funds nor their yields are guaranteed by the U.S. government. VT Income Fund: Lower-rated securities are subject to additional credit and default risks.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF JUNE 30, 2005

                                  6-Month(2)  1-Year  5-Year  10-Year  Since Inception  Inception Date
                                  ----------  ------  ------  -------  ---------------  --------------
CLASS 1 SHARES                       2.11%     7.65%   8.42%   7.09%        6.74%           5/7/93
CLASS 2 SHARES                       1.96%     7.42%      -       -         6.74%          11/6/01
Citigroup Broad Investment-Grade
Bond Index(3)                        2.61%     7.00%   7.46%   6.85%        6.69%

PORTFOLIO COMPOSITION(4)

As of 6/30/05

[PIE CHART]

                            As of    As of
                           6/30/05  12/31/04  Change
                           -------  --------  ------
Domestic Corporate Bonds     61%       59%      +2%
Mortgage-Backed Bonds        20%       21%      -1%
Foreign Corporate
Bonds (U.S. $)                9%       10%      -1%
U.S. Treasuries               7%        6%      +1%
Foreign Government
Bonds (U.S. $)                1%        1%       0%
Cash Equivalents              2%        3%      -1%

 3 The Citigroup Mortgage Index represents the mortgage-backed securities component of Citigroup's Broad Investment-Grade Bond Index. It consists of 30- and 15-year agency-issued (GNMA, FNMA, and FHLMC) pass-through securities as well as FNMA and FHLMC balloon mortgages. The Citigroup Broad Investment-Grade Bond Index measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities. It includes institutionally traded U.S. Treasury, government-sponsored, mortgage, asset-backed, and investment-grade securities. Returns shown for the indices assume reinvestment of all dividends and distributions, and since-inception returns shown for the indices are calculated from 4/30/93. Indices are unmanaged, and individuals cannot invest directly in an index.

 4    May not reflect the current portfolio composition.

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36

                                  [GRAPHIC]

[WM VARIABLE TRUST LOGO]

Investment returns and unit value of an investment will fluctuate, and an investor's units when redeemed may be worth more or less than their original cost.

This semiannual report is published for the general information of the shareholders of the WM Variable Trust. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the contract. Investors should read the prospectus carefully before investing. To obtain an additional prospectus, please call 800-222-5852.

The WM Variable Trust Funds are advised by WM Advisors, Inc. (WMAI). They are available through variable insurance products distributed by WM Funds Distributor, Inc. (WMFD) and sold through WM Financial Services, Inc. (WMFS) and independent broker/ dealers. WMAI, WMFD, and WMFS are affiliates of Washington Mutual, Inc.

Distributed by:
WM Funds Distributor, Inc.

Member NASD

[WM VARIABLE TRUST LOGO]

WM Funds Distributor, Inc.                                        PRSRT STD
1100 Investment Blvd., Suite 200                                  U.S. Postage
El Dorado Hills, CA 95762                                            PAID
                                                                  Permit 2310
                                                                  Sacramento, CA

                                                              VTSAMSAR (8/29/05)

ITEM 2. CODE OF ETHICS

Not applicable for this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable for this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 of the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906 CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WM Variable Trust

By: /s/ William G. Papesh
    William G. Papesh
    President and Chief Executive Officer
    September 2, 2005


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

WM Variable Trust

By: /s/ Jeffrey L. Lunzer
    Jeffrey L. Lunzer
    Treasurer and Chief Financial Officer
    September 2, 2005

By: /s/ William G. Papesh
    William G. Papesh
    President and Chief Executive Officer
    September 2, 2005